UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Equity-Income

Fund

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Equity-Income	.67%
Actual		$ 1,000.00	$ 1,069.10	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.37
Class K	.53%
Actual		$ 1,000.00	$ 1,069.90	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.6	3.9
JPMorgan Chase & Co.	3.6	3.7
Wells Fargo & Co.	3.0	3.1
Comcast Corp. Class A	2.8	2.1
Procter & Gamble Co.	2.6	2.4
Pfizer, Inc.	2.3	3.2
Johnson & Johnson	2.1	1.4
General Electric Co.	2.1	2.3
Exxon Mobil Corp.	2.0	1.3
Merck & Co., Inc.	2.0	2.4
	26.1
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.5	20.4
Energy	14.0	12.5
Health Care	12.8	13.5
Consumer Staples	11.0	11.2
Industrials	9.9	9.5
Asset Allocation (% of fund's net assets)
As of July 31, 2012*		As of January 31, 2012**
	Stocks 91.5%		Stocks and Investment Companies 92.0%
	Bonds 1.0%		Bonds 0.7%
	Convertible Securities 3.7%		Convertible Securities 3.8%
	Other Investments 0.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.6%		Short-Term Investments and Net Other Assets (Liabilities) 3.4%
* Foreign investments	14.6%	** Foreign investments	19.1%

Semiannual Report

Investments July 31, 2012

Showing Percentage of Net Assets

Common Stocks - 90.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.1%
Gentex Corp.	329,306	$ 5,272
Distributors - 0.2%
Li & Fung Ltd.	6,872,000	13,576
Hotels, Restaurants & Leisure - 0.8%
Arcos Dorados Holdings, Inc.	518,900	6,787
Cedar Fair LP (depository unit)	84,600	2,667
McDonald's Corp.	704,436	62,948
		72,402
Household Durables - 0.4%
KB Home (d)	873,400	8,070
Lennar Corp. Class A	332,408	9,710
PulteGroup, Inc. (a)	1,387,916	15,683
		33,463
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	766,000	27,438
Media - 4.1%
Comcast Corp. Class A	7,138,255	232,350
Informa PLC	491,320	2,850
Ipsos SA	57,000	1,657
Pico Far East Holdings Ltd.	9,026,000	1,979
Time Warner, Inc.	2,851,253	111,541
		350,377
Multiline Retail - 1.5%
Target Corp.	2,053,649	124,554
Specialty Retail - 0.6%
Autobacs Seven Co. Ltd.	24,100	1,186
Dunelm Group PLC	135,200	1,184
Foschini Ltd.	55,200	951
Limited Brands, Inc.	81,100	3,856
Lowe's Companies, Inc.	1,268,322	32,177
Staples, Inc.	619,799	7,896
USS Co. Ltd.	19,560	2,105
		49,355
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Hugo Boss AG	13,400	$ 1,352
VF Corp.	23,100	3,449
		4,801
TOTAL CONSUMER DISCRETIONARY		681,238
CONSUMER STAPLES - 10.7%
Beverages - 2.3%
Anadolu Efes Biracilik ve Malt Sanayii A/S	101,000	1,373
Anheuser-Busch InBev SA NV	275,022	21,761
Dr Pepper Snapple Group, Inc.	109,100	4,973
Molson Coors Brewing Co. Class B	314,095	13,293
PepsiCo, Inc.	1,267,779	92,206
The Coca-Cola Co.	708,723	57,265
		190,871
Food & Staples Retailing - 2.2%
Clicks Group Ltd.	131,643	869
Safeway, Inc.	1,604,600	24,952
Sysco Corp.	914,000	26,862
Wal-Mart Stores, Inc.	1,066,755	79,399
Walgreen Co.	1,552,492	56,449
		188,531
Food Products - 0.6%
Hilton Food Group PLC	424,812	1,795
Kellogg Co.	1,003,548	47,869
		49,664
Household Products - 3.1%
Colgate-Palmolive Co.	48,500	5,207
Kimberly-Clark Corp.	396,304	34,443
Procter & Gamble Co.	3,441,906	222,141
Reckitt Benckiser Group PLC	71,900	3,953
		265,744
Tobacco - 2.5%
Altria Group, Inc.	2,114,107	76,044
British American Tobacco PLC:
(United Kingdom)	153,200	8,137
sponsored ADR	498,272	52,822
Imperial Tobacco Group PLC	82,729	3,215
Japan Tobacco, Inc.	189,100	5,940
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
KT&G Corp.	25,210	$ 1,857
Lorillard, Inc.	214,283	27,565
Philip Morris International, Inc.	362,078	33,108
Swedish Match Co. AB	101,200	4,266
		212,954
TOTAL CONSUMER STAPLES		907,764
ENERGY - 13.2%
Energy Equipment & Services - 1.3%
Aker Solutions ASA	64,900	956
BW Offshore Ltd.	6,854,809	6,312
Exterran Partners LP	570,106	12,542
Halliburton Co.	1,181,970	39,159
National Oilwell Varco, Inc.	231,039	16,704
Noble Corp.	742,702	27,480
Saipem SpA	100	5
Trinidad Drilling Ltd.	1,768,800	10,265
		113,423
Oil, Gas & Consumable Fuels - 11.9%
Apache Corp.	573,864	49,421
Atlas Pipeline Partners, LP	112,000	3,724
BP PLC	718,084	4,768
BP PLC sponsored ADR	1,553,665	61,991
Buckeye Partners LP	266,530	14,486
Canadian Natural Resources Ltd.	897,400	24,474
Chevron Corp.	2,751,534	301,515
ENI SpA	133,300	2,749
EV Energy Partners LP	170,364	9,344
Exxon Mobil Corp.	2,001,784	173,855
Holly Energy Partners LP	204,172	13,459
HollyFrontier Corp.	740,509	27,688
Inergy LP	180,500	3,487
Inergy Midstream LP	302,500	6,731
Legacy Reserves LP	564,400	14,917
Markwest Energy Partners LP	235,100	12,359
Penn West Petroleum Ltd.	2,945,200	40,176
Pioneer Southwest Energy Partners LP	208,900	5,465
Royal Dutch Shell PLC:
Class A (United Kingdom)	132,020	4,486
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC: - continued
Class A sponsored ADR	2,309,300	$ 157,494
Suncor Energy, Inc.	810,100	24,767
Williams Companies, Inc.	1,561,825	49,650
		1,007,006
TOTAL ENERGY		1,120,429
FINANCIALS - 17.6%
Capital Markets - 2.8%
Apollo Investment Corp.	1,185,353	9,104
Ashmore Group PLC	3,313,032	16,814
BlackRock, Inc. Class A	147,300	25,079
Charles Schwab Corp.	2,852,466	36,027
FXCM, Inc. Class A	387,132	4,065
Goldman Sachs Group, Inc.	210,732	21,263
ICAP PLC	302,600	1,511
KKR & Co. LP	2,638,200	36,908
Manning & Napier, Inc. (e)	679,190	9,264
Morgan Stanley	2,878,271	39,317
The Blackstone Group LP	2,703,235	37,440
UBS AG	220,787	2,323
		239,115
Commercial Banks - 5.5%
Aozora Bank Ltd.	631,000	1,446
BanColombia SA sponsored ADR	28,400	1,756
Barclays PLC	783,265	2,040
BB&T Corp.	226,113	7,093
BS Financial Group, Inc.	240	3
Comerica, Inc.	483,800	14,616
Cullen/Frost Bankers, Inc.	199,229	11,019
DGB Financial Group Co. Ltd.	80,850	926
First Niagara Financial Group, Inc.	921,207	6,983
HSBC Holdings PLC (United Kingdom)	107	1
M&T Bank Corp.	406,000	34,851
Seven Bank Ltd.	1,485,500	3,706
Standard Chartered PLC (United Kingdom)	562,747	12,921
SunTrust Banks, Inc.	1,257,419	29,738
Svenska Handelsbanken AB (A Shares)	117,500	4,088
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	2,283,502	$ 76,497
Wells Fargo & Co.	7,596,350	256,833
		464,517
Consumer Finance - 0.0%
International Personal Finance PLC	208,600	916
Diversified Financial Services - 4.1%
Citigroup, Inc.	721,535	19,575
CME Group, Inc.	48,870	2,547
JPMorgan Chase & Co.	8,337,614	300,154
KKR Financial Holdings LLC	2,506,604	22,860
London Stock Exchange Group PLC	187,000	2,842
		347,978
Insurance - 3.5%
ACE Ltd.	835,600	61,417
AFLAC, Inc.	670,100	29,337
Assured Guaranty Ltd.	309,938	3,713
Berkshire Hathaway, Inc. Class B (a)	323,444	27,441
Euler Hermes SA	17,223	1,075
Fairfax Financial Holdings Ltd. (sub. vtg.)	100	38
Fidelity National Financial, Inc. Class A	456,287	8,496
Hanover Insurance Group, Inc.	418,998	14,694
MetLife, Inc.	3,236,887	99,599
MetLife, Inc. unit (a)	224,000	14,018
Resolution Ltd.	678,117	2,190
Validus Holdings Ltd.	885,652	28,810
		290,828
Real Estate Investment Trusts - 1.6%
American Capital Agency Corp.	636,800	22,377
American Tower Corp.	41,600	3,008
Annaly Capital Management, Inc.	1,344,300	23,431
Digital Realty Trust, Inc. (d)	184,700	14,420
Japan Retail Fund Investment Corp.	1,449	2,423
Lexington Corporate Properties Trust	458,400	4,098
Omega Healthcare Investors, Inc.	682,953	16,555
Rayonier, Inc.	289,209	13,792
Two Harbors Investment Corp.	1,710,178	19,616
Ventas, Inc.	234,964	15,801
		135,521
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (i)	229,200	$ 4,584
Relo Holdings Corp.	105,100	3,655
		8,239
TOTAL FINANCIALS		1,487,114
HEALTH CARE - 12.4%
Biotechnology - 0.5%
Amgen, Inc.	262,125	21,652
PDL BioPharma, Inc.	2,845,426	19,320
		40,972
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	147,000	8,601
Covidien PLC	460,400	25,727
St. Jude Medical, Inc.	403,338	15,069
		49,397
Health Care Providers & Services - 1.4%
Aetna, Inc.	639,800	23,071
Brookdale Senior Living, Inc. (a)	904,000	14,880
Life Healthcare Group Holdings Ltd.	239,700	972
McKesson Corp.	90,340	8,197
Psychemedics Corp.	113,100	1,232
WellPoint, Inc.	1,236,672	65,902
		114,254
Health Care Technology - 0.0%
CompuGROUP Holding AG	150	2
Pharmaceuticals - 9.9%
Abbott Laboratories	986,344	65,404
AstraZeneca PLC sponsored ADR	932,200	43,636
Eli Lilly & Co.	1,663,040	73,224
GlaxoSmithKline PLC	334,800	7,704
Johnson & Johnson	2,584,148	178,875
Merck & Co., Inc.	3,918,546	173,082
Pfizer, Inc.	8,316,401	199,926
Roche Holding AG (participation certificate)	28,891	5,128
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	706,315	$ 57,626
Teva Pharmaceutical Industries Ltd. sponsored ADR	927,880	37,941
		842,546
TOTAL HEALTH CARE		1,047,171
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.7%
Raytheon Co.	936,546	51,960
Rockwell Collins, Inc.	488,810	24,719
United Technologies Corp.	919,415	68,441
		145,120
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	690,400	36,488
United Parcel Service, Inc. Class B	1,294,765	97,897
		134,385
Airlines - 0.0%
Copa Holdings SA Class A	27,100	2,101
Commercial Services & Supplies - 1.2%
Corrections Corp. of America	31,950	993
Intrum Justitia AB	1,287,853	17,943
Multiplus SA	98,200	2,370
Republic Services, Inc.	2,874,574	83,161
		104,467
Construction & Engineering - 0.0%
VINCI SA	57,200	2,432
Electrical Equipment - 0.2%
Emerson Electric Co.	224,128	10,707
Hubbell, Inc. Class B	32,500	2,674
Rockwell Automation, Inc.	107,985	7,274
		20,655
Industrial Conglomerates - 2.2%
General Electric Co.	8,477,910	175,917
Koninklijke Philips Electronics NV	141,557	3,113
Orkla ASA (A Shares)	387,900	2,776
		181,806
Machinery - 1.4%
Briggs & Stratton Corp.	1,323,185	23,076
Cummins, Inc.	122,690	11,766
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Douglas Dynamics, Inc.	790,373	$ 10,567
Eaton Corp.	192,500	8,439
Harsco Corp.	167,200	3,553
Illinois Tool Works, Inc.	337,613	18,346
Ingersoll-Rand PLC	375,430	15,922
Muehlbauer Holding AG & Co.	43,045	1,168
Stanley Black & Decker, Inc.	422,646	28,271
		121,108
Marine - 0.0%
Irish Continental Group PLC unit	60,300	1,108
Professional Services - 0.3%
Michael Page International PLC	4,024,683	23,190
Road & Rail - 0.3%
Union Pacific Corp.	203,300	24,927
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	5,370	1,100
Watsco, Inc.	259,776	17,649
Wolseley PLC	65,200	2,354
		21,103
TOTAL INDUSTRIALS		782,402
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.1%
Cisco Systems, Inc.	5,938,926	94,726
Computers & Peripherals - 1.2%
Apple, Inc.	128,815	78,675
Hewlett-Packard Co.	1,058,015	19,298
		97,973
Electronic Equipment & Components - 0.3%
Arrow Electronics, Inc. (a)	304,095	10,263
Domino Printing Sciences PLC	234,600	2,032
TE Connectivity Ltd.	278,602	9,197
		21,492
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	354,781	15,759
IT Services - 4.2%
Accenture PLC Class A	833,333	50,250
Cognizant Technology Solutions Corp. Class A (a)	720,918	40,927
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	157,932	$ 4,965
IBM Corp.	212,329	41,612
Merkantildata ASA	128,600	1,077
Paychex, Inc.	5,266,346	172,157
Redecard SA	108,600	1,752
Visa, Inc. Class A	354,004	45,691
		358,431
Office Electronics - 0.0%
Canon, Inc.	70,500	2,354
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	99,500	3,888
Applied Materials, Inc.	2,163,600	23,562
KLA-Tencor Corp.	561,703	28,596
MKS Instruments, Inc.	149,290	3,941
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	3,746,948	20,346
Taiwan Semiconductor Manufacturing Co. Ltd.	1,661,000	4,504
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,521,815	35,230
		120,067
Software - 0.2%
CA Technologies, Inc.	589,200	14,182
Microsoft Corp.	154,300	4,547
		18,729
TOTAL INFORMATION TECHNOLOGY		729,531
MATERIALS - 1.5%
Chemicals - 0.7%
Arkema SA	15,300	1,127
Clariant AG (Reg.)	167,922	1,777
Eastman Chemical Co.	426,900	22,318
Israel Chemicals Ltd.	172,200	2,038
LyondellBasell Industries NV Class A	76,400	3,402
PPG Industries, Inc.	274,900	30,091
		60,753
Construction Materials - 0.0%
CRH PLC	110,900	2,030
Containers & Packaging - 0.1%
Sealed Air Corp.	488,100	7,907
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit (d)	619,400	$ 9,848
Commercial Metals Co.	979,617	12,627
Freeport-McMoRan Copper & Gold, Inc.	592,912	19,963
Nucor Corp.	286,800	11,243
		53,681
TOTAL MATERIALS		124,371
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	4,240,175	160,787
CenturyLink, Inc.	512,060	21,271
HKT Trust / HKT Ltd. unit	4,444,000	3,542
Telecom Corp. of New Zealand Ltd.	901,763	1,943
Telstra Corp. Ltd.	426,778	1,794
Verizon Communications, Inc.	2,203,492	99,466
		288,803
Wireless Telecommunication Services - 1.1%
Far EasTone Telecommunications Co. Ltd.	1,333,000	3,366
NTT DoCoMo, Inc.	1,294	2,163
Vodafone Group PLC	30,147,020	86,279
		91,808
TOTAL TELECOMMUNICATION SERVICES		380,611
UTILITIES - 4.9%
Electric Utilities - 3.3%
Duke Energy Corp.	668,657	45,322
FirstEnergy Corp.	820,812	41,221
NextEra Energy, Inc.	832,028	58,991
PPL Corp.	2,904,290	83,934
Southern Co.	876,076	42,183
Spark Infrastructure Group unit	1,263,315	2,164
		273,815
Gas Utilities - 0.0%
YESCO Co. Ltd.	56,660	1,260
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	136,800	1,019
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.6%
Alliant Energy Corp.	282,172	$ 13,180
CMS Energy Corp.	174,400	4,301
National Grid PLC	3,883,729	40,285
PG&E Corp.	709,710	32,760
Sempra Energy	653,353	46,003
		136,529
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	29,700	2,507
TOTAL UTILITIES		415,130
TOTAL COMMON STOCKS (Cost $6,955,622)		7,675,761
Preferred Stocks - 2.3%

Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Co. 4.75%	276,716	9,262
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	9,800	9,678
TOTAL CONSUMER DISCRETIONARY		18,940
FINANCIALS - 0.3%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	14,900	17,868
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	30,400	2,610
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	149,000	8,446
TOTAL FINANCIALS		28,924
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	64,579	13,526
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.1%
HealthSouth Corp. Series A 6.50%	12,300	$ 12,946
TOTAL HEALTH CARE		26,472
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	395,100	20,842
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	169,300	9,290
TOTAL INDUSTRIALS		30,132
MATERIALS - 0.1%
Metals & Mining - 0.1%
AngloGold Ashanti Holdings Finance PLC 6.00%	108,700	4,456
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	182,000	9,881
TOTAL CONVERTIBLE PREFERRED STOCKS		118,805
Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	329,109	56,286
FINANCIALS - 0.2%
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	22,778	20,272
TOTAL NONCONVERTIBLE PREFERRED STOCKS		76,558
TOTAL PREFERRED STOCKS (Cost $192,896)		195,363
Corporate Bonds - 3.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MGM Mirage, Inc. 4.25% 4/15/15	$ 4,330	$ 4,322
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Transocean, Inc. Series C, 1.5% 12/15/37	8,060	7,979
Oil, Gas & Consumable Fuels - 0.3%
Amyris, Inc. 3% 2/27/17 (i)	2,101	1,659
Chesapeake Energy Corp. 2.5% 5/15/37	6,100	5,377
Massey Energy Co. 3.25% 8/1/15	12,090	10,337
Peabody Energy Corp. 4.75% 12/15/66	9,016	7,066
Western Refining, Inc. 5.75% 6/15/14	2,310	5,252
		29,691
TOTAL ENERGY		37,670
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (f)	17,382	6,866
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17	5,990	7,153
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	17,120	20,073
Construction & Engineering - 0.1%
MasTec, Inc.:
4% 6/15/14	3,780	4,656
4.25% 12/15/14	2,180	2,780
		7,436
TOTAL INDUSTRIALS		27,509
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
InterDigital, Inc. 2.5% 3/15/16	8,890	8,757
Computers & Peripherals - 0.2%
SanDisk Corp. 1.5% 8/15/17	13,370	14,841
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.1%
VeriSign, Inc. 3.25% 8/15/37	$ 6,990	$ 10,004
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	7,520	8,676
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc.:
1.875% 8/1/31 (f)	8,100	7,260
3.125% 5/1/32 (f)	2,340	2,205
		9,465
Software - 0.3%
Nuance Communications, Inc. 2.75% 11/1/31 (f)	19,470	20,468
TOTAL INFORMATION TECHNOLOGY		72,211
MATERIALS - 0.2%
Metals & Mining - 0.2%
Goldcorp, Inc. 2% 8/1/14	6,950	7,724
Newmont Mining Corp. 1.25% 7/15/14	9,390	11,186
Royal Gold, Inc. 2.875% 6/15/19	1,890	1,954
		20,864
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	11,830	7,808
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CMS Energy Corp. 5.5% 6/15/29	7,980	14,175
TOTAL CONVERTIBLE BONDS		198,578
Nonconvertible Bonds - 1.0%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Rite Aid Corp. 9.5% 6/15/17	13,665	13,870
Tops Markets LLC 10.125% 10/15/15	6,400	6,800
		20,670
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. 6% 6/1/19	$ 4,340	$ 3,776
Forest Oil Corp. 7.25% 6/15/19	1,235	1,186
Western Refining, Inc. 11.25% 6/15/17 (f)	6,150	6,888
		11,850
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Goldman Sachs Capital II 5.793% (g)(h)	11,520	8,246
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.:
5.375% 6/15/15	5,815	4,230
5.625% 2/15/13	16,000	15,640
		19,870
TOTAL FINANCIALS		28,116
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	9,700	10,888
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	1,895	1,791
Sprint Capital Corp. 6.9% 5/1/19	7,670	7,862
		9,653
TOTAL NONCONVERTIBLE BONDS		81,177
TOTAL CORPORATE BONDS (Cost $286,265)		279,755
Floating Rate Loans - 0.2%

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (h)	16,515	16,412
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Insurance - 0.0%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (h)	$ 3,906	$ 4,042
TOTAL FLOATING RATE LOANS (Cost $20,223)		20,454
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	206,239,122	206,239
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	27,512,600	27,513
TOTAL MONEY MARKET FUNDS (Cost $233,752)		233,752
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $7,688,758)		8,405,085
NET OTHER ASSETS (LIABILITIES) - 0.8%		71,916
NET ASSETS - 100%		$ 8,477,001
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,558,000 or 0.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,243,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,101
Beazer Pre-Owned Rental Homes, Inc.	5/3/12	$ 4,584
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 163
Fidelity Securities Lending Cash Central Fund	1,249
Total	$ 1,412
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Manning & Napier, Inc.	$ 6,642	$ 2,456	$ -	$ 217	$ 9,264
Total	$ 6,642	$ 2,456	$ -	$ 217	$ 9,264
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 756,464	$ 743,495	$ 12,969	$ -
Consumer Staples	907,764	871,926	35,838	-
Energy	1,120,429	1,108,426	12,003	-
Financials	1,536,310	1,473,396	58,330	4,584
Health Care	1,073,643	995,367	78,276	-
Industrials	812,534	800,131	12,403	-
Information Technology	729,531	722,673	6,858	-
Materials	128,827	126,797	2,030	-
Telecommunication Services	380,611	292,169	88,442	-
Utilities	425,011	374,845	50,166	-
Corporate Bonds	279,755	-	279,755	-
Floating Rate Loans	20,454	-	20,454	-
Money Market Funds	233,752	233,752	-	-
Total Investments in Securities:	$ 8,405,085	$ 7,742,977	$ 657,524	$ 4,584
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.4%
United Kingdom	6.3%
Canada	1.3%
Switzerland	1.2%
Ireland	1.1%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2012

Assets
Investment in securities, at value (including securities loaned of $26,884) - See accompanying schedule: Unaffiliated issuers (cost $7,446,429)	$ 8,162,069
Fidelity Central Funds (cost $233,752)	233,752
Other affiliated issuers (cost $8,577)	9,264
Total Investments (cost $7,688,758)		$ 8,405,085
Cash		257
Receivable for investments sold		121,422
Receivable for fund shares sold		3,259
Dividends receivable		18,189
Interest receivable		3,604
Distributions receivable from Fidelity Central Funds		85
Other receivables		977
Total assets		8,552,878

Liabilities
Payable for investments purchased	$ 34,210
Payable for fund shares redeemed	8,904
Accrued management fee	3,205
Other affiliated payables	1,212
Other payables and accrued expenses	833
Collateral on securities loaned, at value	27,513
Total liabilities		75,877

Net Assets		$ 8,477,001
Net Assets consist of:
Paid in capital		$ 9,141,988
Undistributed net investment income		16,028
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,397,369)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		716,354
Net Assets		$ 8,477,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2012

Equity-Income: Net Asset Value, offering price and redemption price per share ($6,433,942 ÷ 142,661 shares)	$ 45.10

Class K: Net Asset Value, offering price and redemption price per share ($2,043,059 ÷ 45,315 shares)	$ 45.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2012

Investment Income
Dividends (including $217 earned from other affiliated issuers)		$ 147,341
Interest		9,498
Income from Fidelity Central Funds		1,412
Total income		158,251

Expenses
Management fee	$ 19,908
Transfer agent fees	6,924
Accounting and security lending fees	622
Custodian fees and expenses	108
Independent trustees' compensation	29
Appreciation in deferred trustee compensation account	1
Registration fees	76
Audit	92
Legal	17
Miscellaneous	58
Total expenses before reductions	27,835
Expense reductions	(293)	27,542
Net investment income (loss)		130,709
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	466,650
Foreign currency transactions	55
Total net realized gain (loss)		466,705
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,091)
Assets and liabilities in foreign currencies	(57)
Total change in net unrealized appreciation (depreciation)		(7,148)
Net gain (loss)		459,557
Net increase (decrease) in net assets resulting from operations		$ 590,266

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2012	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 130,709	$ 224,295
Net realized gain (loss)	466,705	1,670,941
Change in net unrealized appreciation (depreciation)	(7,148)	(2,536,097)
Net increase (decrease) in net assets resulting from operations	590,266	(640,861)
Distributions to shareholders from net investment income	(119,441)	(215,914)
Share transactions - net increase (decrease)	(943,969)	(2,800,870)
Total increase (decrease) in net assets	(473,144)	(3,657,645)

Net Assets
Beginning of period	8,950,145	12,607,790
End of period (including undistributed net investment income of $16,028 and undistributed net investment income of $8,394, respectively)	$ 8,477,001	$ 8,950,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income

	Six months ended July 31,	Years ended January 31,
	2012	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 42.77	$ 45.57	$ 37.93	$ 27.48	$ 52.25	$ 59.33
Income from Investment Operations
Net investment income (loss) D	.66	.89	.66	.63	1.00	1.00
Net realized and unrealized gain (loss)	2.28	(2.80)	7.72	10.51	(23.96)	(3.86)
Total from investment operations	2.94	(1.91)	8.38	11.14	(22.96)	(2.86)
Distributions from net investment income	(.61)	(.89)	(.74)	(.69)	(.96)	(1.02)
Distributions from net realized gain	-	-	-	-	(.85)	(3.20)
Total distributions	(.61)	(.89)	(.74)	(.69)	(1.81)	(4.22)
Net asset value, end of period	$ 45.10	$ 42.77	$ 45.57	$ 37.93	$ 27.48	$ 52.25
Total Return B, C	6.91%	(4.15)%	22.32%	41.02%	(45.16)%	(5.21)%
Ratios to Average Net Assets E, G
Expenses before reductions	.67% A	.68%	.69%	.74%	.71%	.66%
Expenses net of fee waivers, if any	.67% A	.68%	.69%	.74%	.71%	.66%
Expenses net of all reductions	.67% A	.67%	.68%	.74%	.71%	.66%
Net investment income (loss)	2.97% A	2.04%	1.62%	1.87%	2.38%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$ 6,434	$ 6,844	$ 10,049	$ 15,061	$ 15,070	$ 28,115
Portfolio turnover rate F	50% A	80%	28%	30%	33%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended July 31,	Years ended January 31,
	2012	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.76	$ 45.56	$ 37.93	$ 27.48	$ 51.47
Income from Investment Operations
Net investment income (loss) D	.69	.95	.72	.72	.61
Net realized and unrealized gain (loss)	2.28	(2.79)	7.72	10.48	(23.80)
Total from investment operations	2.97	(1.84)	8.44	11.20	(23.19)
Distributions from net investment income	(.64)	(.96)	(.81)	(.75)	(.80)
Net asset value, end of period	$ 45.09	$ 42.76	$ 45.56	$ 37.93	$ 27.48
Total Return B, C	6.99%	(4.00)%	22.50%	41.30%	(45.45)%
Ratios to Average Net Assets E, H
Expenses before reductions	.53% A	.53%	.53%	.54%	.53% A
Expenses net of fee waivers, if any	.53% A	.53%	.53%	.54%	.53% A
Expenses net of all reductions	.52% A	.52%	.53%	.54%	.53% A
Net investment income (loss)	3.11% A	2.19%	1.78%	2.07%	2.89% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,043	$ 2,106	$ 2,559	$ 2,017	$ 711
Portfolio turnover rate F	50% A	80%	28%	30%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income shares and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,086,898
Gross unrealized depreciation	(387,170)
Net unrealized appreciation (depreciation) on securities and other investments	$ 699,728

Tax cost	$ 7,705,357

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (1,768,083)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $2,117,487 and $3,035,067, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Equity-Income	$ 6,400.19
Class K	524.05
	$ 6,924

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,249, including $2 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $293 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2012	Year ended January 31, 2012
From net investment income
Equity-Income	$ 89,353	$ 168,293
Class K	30,088	47,621
Total	$ 119,441	$ 215,914

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Equity-Income
Shares sold	9,290	17,424	$ 409,418	$ 768,861
Reinvestment of distributions	1,921	3,805	85,170	161,431
Shares redeemed	(28,568)	(81,714)	(1,262,851)	(3,452,168)
Net increase (decrease)	(17,357)	(60,485)	$ (768,263)	$ (2,521,876)

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class K
Shares sold	6,974	20,736	$ 308,348	$ 882,621
Reinvestment of distributions	679	1,117	30,088	47,621
Shares redeemed	(11,584)	(28,765)	(514,142)	(1,209,236)
Net increase (decrease)	(3,931)	(6,912)	$ (175,706)	$ (278,994)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 11, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Equity-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the fourth quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group. The Board noted that there was a portfolio management change for the fund in October 2011.The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Equity-Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EQU-USAN-0912
1.789291.109

Fidelity®

Equity-Income

Fund -
Class K

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Equity-Income	.67%
Actual		$ 1,000.00	$ 1,069.10	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.37
Class K	.53%
Actual		$ 1,000.00	$ 1,069.90	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.6	3.9
JPMorgan Chase & Co.	3.6	3.7
Wells Fargo & Co.	3.0	3.1
Comcast Corp. Class A	2.8	2.1
Procter & Gamble Co.	2.6	2.4
Pfizer, Inc.	2.3	3.2
Johnson & Johnson	2.1	1.4
General Electric Co.	2.1	2.3
Exxon Mobil Corp.	2.0	1.3
Merck & Co., Inc.	2.0	2.4
	26.1
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.5	20.4
Energy	14.0	12.5
Health Care	12.8	13.5
Consumer Staples	11.0	11.2
Industrials	9.9	9.5
Asset Allocation (% of fund's net assets)
As of July 31, 2012*		As of January 31, 2012**
	Stocks 91.5%		Stocks and Investment Companies 92.0%
	Bonds 1.0%		Bonds 0.7%
	Convertible Securities 3.7%		Convertible Securities 3.8%
	Other Investments 0.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.6%		Short-Term Investments and Net Other Assets (Liabilities) 3.4%
* Foreign investments	14.6%	** Foreign investments	19.1%

Semiannual Report

Investments July 31, 2012

Showing Percentage of Net Assets

Common Stocks - 90.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.1%
Gentex Corp.	329,306	$ 5,272
Distributors - 0.2%
Li & Fung Ltd.	6,872,000	13,576
Hotels, Restaurants & Leisure - 0.8%
Arcos Dorados Holdings, Inc.	518,900	6,787
Cedar Fair LP (depository unit)	84,600	2,667
McDonald's Corp.	704,436	62,948
		72,402
Household Durables - 0.4%
KB Home (d)	873,400	8,070
Lennar Corp. Class A	332,408	9,710
PulteGroup, Inc. (a)	1,387,916	15,683
		33,463
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	766,000	27,438
Media - 4.1%
Comcast Corp. Class A	7,138,255	232,350
Informa PLC	491,320	2,850
Ipsos SA	57,000	1,657
Pico Far East Holdings Ltd.	9,026,000	1,979
Time Warner, Inc.	2,851,253	111,541
		350,377
Multiline Retail - 1.5%
Target Corp.	2,053,649	124,554
Specialty Retail - 0.6%
Autobacs Seven Co. Ltd.	24,100	1,186
Dunelm Group PLC	135,200	1,184
Foschini Ltd.	55,200	951
Limited Brands, Inc.	81,100	3,856
Lowe's Companies, Inc.	1,268,322	32,177
Staples, Inc.	619,799	7,896
USS Co. Ltd.	19,560	2,105
		49,355
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Hugo Boss AG	13,400	$ 1,352
VF Corp.	23,100	3,449
		4,801
TOTAL CONSUMER DISCRETIONARY		681,238
CONSUMER STAPLES - 10.7%
Beverages - 2.3%
Anadolu Efes Biracilik ve Malt Sanayii A/S	101,000	1,373
Anheuser-Busch InBev SA NV	275,022	21,761
Dr Pepper Snapple Group, Inc.	109,100	4,973
Molson Coors Brewing Co. Class B	314,095	13,293
PepsiCo, Inc.	1,267,779	92,206
The Coca-Cola Co.	708,723	57,265
		190,871
Food & Staples Retailing - 2.2%
Clicks Group Ltd.	131,643	869
Safeway, Inc.	1,604,600	24,952
Sysco Corp.	914,000	26,862
Wal-Mart Stores, Inc.	1,066,755	79,399
Walgreen Co.	1,552,492	56,449
		188,531
Food Products - 0.6%
Hilton Food Group PLC	424,812	1,795
Kellogg Co.	1,003,548	47,869
		49,664
Household Products - 3.1%
Colgate-Palmolive Co.	48,500	5,207
Kimberly-Clark Corp.	396,304	34,443
Procter & Gamble Co.	3,441,906	222,141
Reckitt Benckiser Group PLC	71,900	3,953
		265,744
Tobacco - 2.5%
Altria Group, Inc.	2,114,107	76,044
British American Tobacco PLC:
(United Kingdom)	153,200	8,137
sponsored ADR	498,272	52,822
Imperial Tobacco Group PLC	82,729	3,215
Japan Tobacco, Inc.	189,100	5,940
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
KT&G Corp.	25,210	$ 1,857
Lorillard, Inc.	214,283	27,565
Philip Morris International, Inc.	362,078	33,108
Swedish Match Co. AB	101,200	4,266
		212,954
TOTAL CONSUMER STAPLES		907,764
ENERGY - 13.2%
Energy Equipment & Services - 1.3%
Aker Solutions ASA	64,900	956
BW Offshore Ltd.	6,854,809	6,312
Exterran Partners LP	570,106	12,542
Halliburton Co.	1,181,970	39,159
National Oilwell Varco, Inc.	231,039	16,704
Noble Corp.	742,702	27,480
Saipem SpA	100	5
Trinidad Drilling Ltd.	1,768,800	10,265
		113,423
Oil, Gas & Consumable Fuels - 11.9%
Apache Corp.	573,864	49,421
Atlas Pipeline Partners, LP	112,000	3,724
BP PLC	718,084	4,768
BP PLC sponsored ADR	1,553,665	61,991
Buckeye Partners LP	266,530	14,486
Canadian Natural Resources Ltd.	897,400	24,474
Chevron Corp.	2,751,534	301,515
ENI SpA	133,300	2,749
EV Energy Partners LP	170,364	9,344
Exxon Mobil Corp.	2,001,784	173,855
Holly Energy Partners LP	204,172	13,459
HollyFrontier Corp.	740,509	27,688
Inergy LP	180,500	3,487
Inergy Midstream LP	302,500	6,731
Legacy Reserves LP	564,400	14,917
Markwest Energy Partners LP	235,100	12,359
Penn West Petroleum Ltd.	2,945,200	40,176
Pioneer Southwest Energy Partners LP	208,900	5,465
Royal Dutch Shell PLC:
Class A (United Kingdom)	132,020	4,486
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC: - continued
Class A sponsored ADR	2,309,300	$ 157,494
Suncor Energy, Inc.	810,100	24,767
Williams Companies, Inc.	1,561,825	49,650
		1,007,006
TOTAL ENERGY		1,120,429
FINANCIALS - 17.6%
Capital Markets - 2.8%
Apollo Investment Corp.	1,185,353	9,104
Ashmore Group PLC	3,313,032	16,814
BlackRock, Inc. Class A	147,300	25,079
Charles Schwab Corp.	2,852,466	36,027
FXCM, Inc. Class A	387,132	4,065
Goldman Sachs Group, Inc.	210,732	21,263
ICAP PLC	302,600	1,511
KKR & Co. LP	2,638,200	36,908
Manning & Napier, Inc. (e)	679,190	9,264
Morgan Stanley	2,878,271	39,317
The Blackstone Group LP	2,703,235	37,440
UBS AG	220,787	2,323
		239,115
Commercial Banks - 5.5%
Aozora Bank Ltd.	631,000	1,446
BanColombia SA sponsored ADR	28,400	1,756
Barclays PLC	783,265	2,040
BB&T Corp.	226,113	7,093
BS Financial Group, Inc.	240	3
Comerica, Inc.	483,800	14,616
Cullen/Frost Bankers, Inc.	199,229	11,019
DGB Financial Group Co. Ltd.	80,850	926
First Niagara Financial Group, Inc.	921,207	6,983
HSBC Holdings PLC (United Kingdom)	107	1
M&T Bank Corp.	406,000	34,851
Seven Bank Ltd.	1,485,500	3,706
Standard Chartered PLC (United Kingdom)	562,747	12,921
SunTrust Banks, Inc.	1,257,419	29,738
Svenska Handelsbanken AB (A Shares)	117,500	4,088
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	2,283,502	$ 76,497
Wells Fargo & Co.	7,596,350	256,833
		464,517
Consumer Finance - 0.0%
International Personal Finance PLC	208,600	916
Diversified Financial Services - 4.1%
Citigroup, Inc.	721,535	19,575
CME Group, Inc.	48,870	2,547
JPMorgan Chase & Co.	8,337,614	300,154
KKR Financial Holdings LLC	2,506,604	22,860
London Stock Exchange Group PLC	187,000	2,842
		347,978
Insurance - 3.5%
ACE Ltd.	835,600	61,417
AFLAC, Inc.	670,100	29,337
Assured Guaranty Ltd.	309,938	3,713
Berkshire Hathaway, Inc. Class B (a)	323,444	27,441
Euler Hermes SA	17,223	1,075
Fairfax Financial Holdings Ltd. (sub. vtg.)	100	38
Fidelity National Financial, Inc. Class A	456,287	8,496
Hanover Insurance Group, Inc.	418,998	14,694
MetLife, Inc.	3,236,887	99,599
MetLife, Inc. unit (a)	224,000	14,018
Resolution Ltd.	678,117	2,190
Validus Holdings Ltd.	885,652	28,810
		290,828
Real Estate Investment Trusts - 1.6%
American Capital Agency Corp.	636,800	22,377
American Tower Corp.	41,600	3,008
Annaly Capital Management, Inc.	1,344,300	23,431
Digital Realty Trust, Inc. (d)	184,700	14,420
Japan Retail Fund Investment Corp.	1,449	2,423
Lexington Corporate Properties Trust	458,400	4,098
Omega Healthcare Investors, Inc.	682,953	16,555
Rayonier, Inc.	289,209	13,792
Two Harbors Investment Corp.	1,710,178	19,616
Ventas, Inc.	234,964	15,801
		135,521
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (i)	229,200	$ 4,584
Relo Holdings Corp.	105,100	3,655
		8,239
TOTAL FINANCIALS		1,487,114
HEALTH CARE - 12.4%
Biotechnology - 0.5%
Amgen, Inc.	262,125	21,652
PDL BioPharma, Inc.	2,845,426	19,320
		40,972
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	147,000	8,601
Covidien PLC	460,400	25,727
St. Jude Medical, Inc.	403,338	15,069
		49,397
Health Care Providers & Services - 1.4%
Aetna, Inc.	639,800	23,071
Brookdale Senior Living, Inc. (a)	904,000	14,880
Life Healthcare Group Holdings Ltd.	239,700	972
McKesson Corp.	90,340	8,197
Psychemedics Corp.	113,100	1,232
WellPoint, Inc.	1,236,672	65,902
		114,254
Health Care Technology - 0.0%
CompuGROUP Holding AG	150	2
Pharmaceuticals - 9.9%
Abbott Laboratories	986,344	65,404
AstraZeneca PLC sponsored ADR	932,200	43,636
Eli Lilly & Co.	1,663,040	73,224
GlaxoSmithKline PLC	334,800	7,704
Johnson & Johnson	2,584,148	178,875
Merck & Co., Inc.	3,918,546	173,082
Pfizer, Inc.	8,316,401	199,926
Roche Holding AG (participation certificate)	28,891	5,128
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	706,315	$ 57,626
Teva Pharmaceutical Industries Ltd. sponsored ADR	927,880	37,941
		842,546
TOTAL HEALTH CARE		1,047,171
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.7%
Raytheon Co.	936,546	51,960
Rockwell Collins, Inc.	488,810	24,719
United Technologies Corp.	919,415	68,441
		145,120
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	690,400	36,488
United Parcel Service, Inc. Class B	1,294,765	97,897
		134,385
Airlines - 0.0%
Copa Holdings SA Class A	27,100	2,101
Commercial Services & Supplies - 1.2%
Corrections Corp. of America	31,950	993
Intrum Justitia AB	1,287,853	17,943
Multiplus SA	98,200	2,370
Republic Services, Inc.	2,874,574	83,161
		104,467
Construction & Engineering - 0.0%
VINCI SA	57,200	2,432
Electrical Equipment - 0.2%
Emerson Electric Co.	224,128	10,707
Hubbell, Inc. Class B	32,500	2,674
Rockwell Automation, Inc.	107,985	7,274
		20,655
Industrial Conglomerates - 2.2%
General Electric Co.	8,477,910	175,917
Koninklijke Philips Electronics NV	141,557	3,113
Orkla ASA (A Shares)	387,900	2,776
		181,806
Machinery - 1.4%
Briggs & Stratton Corp.	1,323,185	23,076
Cummins, Inc.	122,690	11,766
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Douglas Dynamics, Inc.	790,373	$ 10,567
Eaton Corp.	192,500	8,439
Harsco Corp.	167,200	3,553
Illinois Tool Works, Inc.	337,613	18,346
Ingersoll-Rand PLC	375,430	15,922
Muehlbauer Holding AG & Co.	43,045	1,168
Stanley Black & Decker, Inc.	422,646	28,271
		121,108
Marine - 0.0%
Irish Continental Group PLC unit	60,300	1,108
Professional Services - 0.3%
Michael Page International PLC	4,024,683	23,190
Road & Rail - 0.3%
Union Pacific Corp.	203,300	24,927
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	5,370	1,100
Watsco, Inc.	259,776	17,649
Wolseley PLC	65,200	2,354
		21,103
TOTAL INDUSTRIALS		782,402
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.1%
Cisco Systems, Inc.	5,938,926	94,726
Computers & Peripherals - 1.2%
Apple, Inc.	128,815	78,675
Hewlett-Packard Co.	1,058,015	19,298
		97,973
Electronic Equipment & Components - 0.3%
Arrow Electronics, Inc. (a)	304,095	10,263
Domino Printing Sciences PLC	234,600	2,032
TE Connectivity Ltd.	278,602	9,197
		21,492
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	354,781	15,759
IT Services - 4.2%
Accenture PLC Class A	833,333	50,250
Cognizant Technology Solutions Corp. Class A (a)	720,918	40,927
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	157,932	$ 4,965
IBM Corp.	212,329	41,612
Merkantildata ASA	128,600	1,077
Paychex, Inc.	5,266,346	172,157
Redecard SA	108,600	1,752
Visa, Inc. Class A	354,004	45,691
		358,431
Office Electronics - 0.0%
Canon, Inc.	70,500	2,354
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	99,500	3,888
Applied Materials, Inc.	2,163,600	23,562
KLA-Tencor Corp.	561,703	28,596
MKS Instruments, Inc.	149,290	3,941
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	3,746,948	20,346
Taiwan Semiconductor Manufacturing Co. Ltd.	1,661,000	4,504
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,521,815	35,230
		120,067
Software - 0.2%
CA Technologies, Inc.	589,200	14,182
Microsoft Corp.	154,300	4,547
		18,729
TOTAL INFORMATION TECHNOLOGY		729,531
MATERIALS - 1.5%
Chemicals - 0.7%
Arkema SA	15,300	1,127
Clariant AG (Reg.)	167,922	1,777
Eastman Chemical Co.	426,900	22,318
Israel Chemicals Ltd.	172,200	2,038
LyondellBasell Industries NV Class A	76,400	3,402
PPG Industries, Inc.	274,900	30,091
		60,753
Construction Materials - 0.0%
CRH PLC	110,900	2,030
Containers & Packaging - 0.1%
Sealed Air Corp.	488,100	7,907
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit (d)	619,400	$ 9,848
Commercial Metals Co.	979,617	12,627
Freeport-McMoRan Copper & Gold, Inc.	592,912	19,963
Nucor Corp.	286,800	11,243
		53,681
TOTAL MATERIALS		124,371
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	4,240,175	160,787
CenturyLink, Inc.	512,060	21,271
HKT Trust / HKT Ltd. unit	4,444,000	3,542
Telecom Corp. of New Zealand Ltd.	901,763	1,943
Telstra Corp. Ltd.	426,778	1,794
Verizon Communications, Inc.	2,203,492	99,466
		288,803
Wireless Telecommunication Services - 1.1%
Far EasTone Telecommunications Co. Ltd.	1,333,000	3,366
NTT DoCoMo, Inc.	1,294	2,163
Vodafone Group PLC	30,147,020	86,279
		91,808
TOTAL TELECOMMUNICATION SERVICES		380,611
UTILITIES - 4.9%
Electric Utilities - 3.3%
Duke Energy Corp.	668,657	45,322
FirstEnergy Corp.	820,812	41,221
NextEra Energy, Inc.	832,028	58,991
PPL Corp.	2,904,290	83,934
Southern Co.	876,076	42,183
Spark Infrastructure Group unit	1,263,315	2,164
		273,815
Gas Utilities - 0.0%
YESCO Co. Ltd.	56,660	1,260
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	136,800	1,019
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.6%
Alliant Energy Corp.	282,172	$ 13,180
CMS Energy Corp.	174,400	4,301
National Grid PLC	3,883,729	40,285
PG&E Corp.	709,710	32,760
Sempra Energy	653,353	46,003
		136,529
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	29,700	2,507
TOTAL UTILITIES		415,130
TOTAL COMMON STOCKS (Cost $6,955,622)		7,675,761
Preferred Stocks - 2.3%

Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Co. 4.75%	276,716	9,262
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	9,800	9,678
TOTAL CONSUMER DISCRETIONARY		18,940
FINANCIALS - 0.3%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	14,900	17,868
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	30,400	2,610
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	149,000	8,446
TOTAL FINANCIALS		28,924
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	64,579	13,526
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.1%
HealthSouth Corp. Series A 6.50%	12,300	$ 12,946
TOTAL HEALTH CARE		26,472
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	395,100	20,842
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	169,300	9,290
TOTAL INDUSTRIALS		30,132
MATERIALS - 0.1%
Metals & Mining - 0.1%
AngloGold Ashanti Holdings Finance PLC 6.00%	108,700	4,456
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	182,000	9,881
TOTAL CONVERTIBLE PREFERRED STOCKS		118,805
Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	329,109	56,286
FINANCIALS - 0.2%
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	22,778	20,272
TOTAL NONCONVERTIBLE PREFERRED STOCKS		76,558
TOTAL PREFERRED STOCKS (Cost $192,896)		195,363
Corporate Bonds - 3.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MGM Mirage, Inc. 4.25% 4/15/15	$ 4,330	$ 4,322
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Transocean, Inc. Series C, 1.5% 12/15/37	8,060	7,979
Oil, Gas & Consumable Fuels - 0.3%
Amyris, Inc. 3% 2/27/17 (i)	2,101	1,659
Chesapeake Energy Corp. 2.5% 5/15/37	6,100	5,377
Massey Energy Co. 3.25% 8/1/15	12,090	10,337
Peabody Energy Corp. 4.75% 12/15/66	9,016	7,066
Western Refining, Inc. 5.75% 6/15/14	2,310	5,252
		29,691
TOTAL ENERGY		37,670
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (f)	17,382	6,866
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17	5,990	7,153
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	17,120	20,073
Construction & Engineering - 0.1%
MasTec, Inc.:
4% 6/15/14	3,780	4,656
4.25% 12/15/14	2,180	2,780
		7,436
TOTAL INDUSTRIALS		27,509
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
InterDigital, Inc. 2.5% 3/15/16	8,890	8,757
Computers & Peripherals - 0.2%
SanDisk Corp. 1.5% 8/15/17	13,370	14,841
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.1%
VeriSign, Inc. 3.25% 8/15/37	$ 6,990	$ 10,004
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	7,520	8,676
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc.:
1.875% 8/1/31 (f)	8,100	7,260
3.125% 5/1/32 (f)	2,340	2,205
		9,465
Software - 0.3%
Nuance Communications, Inc. 2.75% 11/1/31 (f)	19,470	20,468
TOTAL INFORMATION TECHNOLOGY		72,211
MATERIALS - 0.2%
Metals & Mining - 0.2%
Goldcorp, Inc. 2% 8/1/14	6,950	7,724
Newmont Mining Corp. 1.25% 7/15/14	9,390	11,186
Royal Gold, Inc. 2.875% 6/15/19	1,890	1,954
		20,864
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	11,830	7,808
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CMS Energy Corp. 5.5% 6/15/29	7,980	14,175
TOTAL CONVERTIBLE BONDS		198,578
Nonconvertible Bonds - 1.0%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Rite Aid Corp. 9.5% 6/15/17	13,665	13,870
Tops Markets LLC 10.125% 10/15/15	6,400	6,800
		20,670
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. 6% 6/1/19	$ 4,340	$ 3,776
Forest Oil Corp. 7.25% 6/15/19	1,235	1,186
Western Refining, Inc. 11.25% 6/15/17 (f)	6,150	6,888
		11,850
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Goldman Sachs Capital II 5.793% (g)(h)	11,520	8,246
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.:
5.375% 6/15/15	5,815	4,230
5.625% 2/15/13	16,000	15,640
		19,870
TOTAL FINANCIALS		28,116
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	9,700	10,888
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	1,895	1,791
Sprint Capital Corp. 6.9% 5/1/19	7,670	7,862
		9,653
TOTAL NONCONVERTIBLE BONDS		81,177
TOTAL CORPORATE BONDS (Cost $286,265)		279,755
Floating Rate Loans - 0.2%

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (h)	16,515	16,412
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Insurance - 0.0%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (h)	$ 3,906	$ 4,042
TOTAL FLOATING RATE LOANS (Cost $20,223)		20,454
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	206,239,122	206,239
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	27,512,600	27,513
TOTAL MONEY MARKET FUNDS (Cost $233,752)		233,752
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $7,688,758)		8,405,085
NET OTHER ASSETS (LIABILITIES) - 0.8%		71,916
NET ASSETS - 100%		$ 8,477,001
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,558,000 or 0.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,243,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,101
Beazer Pre-Owned Rental Homes, Inc.	5/3/12	$ 4,584
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 163
Fidelity Securities Lending Cash Central Fund	1,249
Total	$ 1,412
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Manning & Napier, Inc.	$ 6,642	$ 2,456	$ -	$ 217	$ 9,264
Total	$ 6,642	$ 2,456	$ -	$ 217	$ 9,264
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 756,464	$ 743,495	$ 12,969	$ -
Consumer Staples	907,764	871,926	35,838	-
Energy	1,120,429	1,108,426	12,003	-
Financials	1,536,310	1,473,396	58,330	4,584
Health Care	1,073,643	995,367	78,276	-
Industrials	812,534	800,131	12,403	-
Information Technology	729,531	722,673	6,858	-
Materials	128,827	126,797	2,030	-
Telecommunication Services	380,611	292,169	88,442	-
Utilities	425,011	374,845	50,166	-
Corporate Bonds	279,755	-	279,755	-
Floating Rate Loans	20,454	-	20,454	-
Money Market Funds	233,752	233,752	-	-
Total Investments in Securities:	$ 8,405,085	$ 7,742,977	$ 657,524	$ 4,584
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.4%
United Kingdom	6.3%
Canada	1.3%
Switzerland	1.2%
Ireland	1.1%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2012

Assets
Investment in securities, at value (including securities loaned of $26,884) - See accompanying schedule: Unaffiliated issuers (cost $7,446,429)	$ 8,162,069
Fidelity Central Funds (cost $233,752)	233,752
Other affiliated issuers (cost $8,577)	9,264
Total Investments (cost $7,688,758)		$ 8,405,085
Cash		257
Receivable for investments sold		121,422
Receivable for fund shares sold		3,259
Dividends receivable		18,189
Interest receivable		3,604
Distributions receivable from Fidelity Central Funds		85
Other receivables		977
Total assets		8,552,878

Liabilities
Payable for investments purchased	$ 34,210
Payable for fund shares redeemed	8,904
Accrued management fee	3,205
Other affiliated payables	1,212
Other payables and accrued expenses	833
Collateral on securities loaned, at value	27,513
Total liabilities		75,877

Net Assets		$ 8,477,001
Net Assets consist of:
Paid in capital		$ 9,141,988
Undistributed net investment income		16,028
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,397,369)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		716,354
Net Assets		$ 8,477,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2012

Equity-Income: Net Asset Value, offering price and redemption price per share ($6,433,942 ÷ 142,661 shares)	$ 45.10

Class K: Net Asset Value, offering price and redemption price per share ($2,043,059 ÷ 45,315 shares)	$ 45.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2012

Investment Income
Dividends (including $217 earned from other affiliated issuers)		$ 147,341
Interest		9,498
Income from Fidelity Central Funds		1,412
Total income		158,251

Expenses
Management fee	$ 19,908
Transfer agent fees	6,924
Accounting and security lending fees	622
Custodian fees and expenses	108
Independent trustees' compensation	29
Appreciation in deferred trustee compensation account	1
Registration fees	76
Audit	92
Legal	17
Miscellaneous	58
Total expenses before reductions	27,835
Expense reductions	(293)	27,542
Net investment income (loss)		130,709
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	466,650
Foreign currency transactions	55
Total net realized gain (loss)		466,705
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,091)
Assets and liabilities in foreign currencies	(57)
Total change in net unrealized appreciation (depreciation)		(7,148)
Net gain (loss)		459,557
Net increase (decrease) in net assets resulting from operations		$ 590,266

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2012	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 130,709	$ 224,295
Net realized gain (loss)	466,705	1,670,941
Change in net unrealized appreciation (depreciation)	(7,148)	(2,536,097)
Net increase (decrease) in net assets resulting from operations	590,266	(640,861)
Distributions to shareholders from net investment income	(119,441)	(215,914)
Share transactions - net increase (decrease)	(943,969)	(2,800,870)
Total increase (decrease) in net assets	(473,144)	(3,657,645)

Net Assets
Beginning of period	8,950,145	12,607,790
End of period (including undistributed net investment income of $16,028 and undistributed net investment income of $8,394, respectively)	$ 8,477,001	$ 8,950,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income

	Six months ended July 31,	Years ended January 31,
	2012	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 42.77	$ 45.57	$ 37.93	$ 27.48	$ 52.25	$ 59.33
Income from Investment Operations
Net investment income (loss) D	.66	.89	.66	.63	1.00	1.00
Net realized and unrealized gain (loss)	2.28	(2.80)	7.72	10.51	(23.96)	(3.86)
Total from investment operations	2.94	(1.91)	8.38	11.14	(22.96)	(2.86)
Distributions from net investment income	(.61)	(.89)	(.74)	(.69)	(.96)	(1.02)
Distributions from net realized gain	-	-	-	-	(.85)	(3.20)
Total distributions	(.61)	(.89)	(.74)	(.69)	(1.81)	(4.22)
Net asset value, end of period	$ 45.10	$ 42.77	$ 45.57	$ 37.93	$ 27.48	$ 52.25
Total Return B, C	6.91%	(4.15)%	22.32%	41.02%	(45.16)%	(5.21)%
Ratios to Average Net Assets E, G
Expenses before reductions	.67% A	.68%	.69%	.74%	.71%	.66%
Expenses net of fee waivers, if any	.67% A	.68%	.69%	.74%	.71%	.66%
Expenses net of all reductions	.67% A	.67%	.68%	.74%	.71%	.66%
Net investment income (loss)	2.97% A	2.04%	1.62%	1.87%	2.38%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$ 6,434	$ 6,844	$ 10,049	$ 15,061	$ 15,070	$ 28,115
Portfolio turnover rate F	50% A	80%	28%	30%	33%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended July 31,	Years ended January 31,
	2012	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.76	$ 45.56	$ 37.93	$ 27.48	$ 51.47
Income from Investment Operations
Net investment income (loss) D	.69	.95	.72	.72	.61
Net realized and unrealized gain (loss)	2.28	(2.79)	7.72	10.48	(23.80)
Total from investment operations	2.97	(1.84)	8.44	11.20	(23.19)
Distributions from net investment income	(.64)	(.96)	(.81)	(.75)	(.80)
Net asset value, end of period	$ 45.09	$ 42.76	$ 45.56	$ 37.93	$ 27.48
Total Return B, C	6.99%	(4.00)%	22.50%	41.30%	(45.45)%
Ratios to Average Net Assets E, H
Expenses before reductions	.53% A	.53%	.53%	.54%	.53% A
Expenses net of fee waivers, if any	.53% A	.53%	.53%	.54%	.53% A
Expenses net of all reductions	.52% A	.52%	.53%	.54%	.53% A
Net investment income (loss)	3.11% A	2.19%	1.78%	2.07%	2.89% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,043	$ 2,106	$ 2,559	$ 2,017	$ 711
Portfolio turnover rate F	50% A	80%	28%	30%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income shares and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,086,898
Gross unrealized depreciation	(387,170)
Net unrealized appreciation (depreciation) on securities and other investments	$ 699,728

Tax cost	$ 7,705,357

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (1,768,083)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $2,117,487 and $3,035,067, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Equity-Income	$ 6,400.19
Class K	524.05
	$ 6,924

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,249, including $2 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $293 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2012	Year ended January 31, 2012
From net investment income
Equity-Income	$ 89,353	$ 168,293
Class K	30,088	47,621
Total	$ 119,441	$ 215,914

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Equity-Income
Shares sold	9,290	17,424	$ 409,418	$ 768,861
Reinvestment of distributions	1,921	3,805	85,170	161,431
Shares redeemed	(28,568)	(81,714)	(1,262,851)	(3,452,168)
Net increase (decrease)	(17,357)	(60,485)	$ (768,263)	$ (2,521,876)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class K
Shares sold	6,974	20,736	$ 308,348	$ 882,621
Reinvestment of distributions	679	1,117	30,088	47,621
Shares redeemed	(11,584)	(28,765)	(514,142)	(1,209,236)
Net increase (decrease)	(3,931)	(6,912)	$ (175,706)	$ (278,994)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 11, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Equity-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the fourth quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group. The Board noted that there was a portfolio management change for the fund in October 2011.The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Equity-Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EQU-K-USAN-0912
1.863287.103

Fidelity®

Large Cap Growth

Fund

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	1.20%
Actual		$ 1,000.00	$ 1,047.90	$ 6.11
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02
Class T	1.49%
Actual		$ 1,000.00	$ 1,046.30	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.47
Class B	1.95%
Actual		$ 1,000.00	$ 1,044.00	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.77
Class C	1.95%
Actual		$ 1,000.00	$ 1,044.30	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.77
Large Cap Growth	.88%
Actual		$ 1,000.00	$ 1,050.20	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.42
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,050.00	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.07

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.1	7.6
Google, Inc. Class A	2.9	2.7
Microsoft Corp.	2.6	2.0
Oracle Corp.	2.2	2.1
Altria Group, Inc.	2.2	1.1
The Coca-Cola Co.	1.8	0.9
QUALCOMM, Inc.	1.8	1.9
Comcast Corp. Class A	1.8	0.0
Motorola Solutions, Inc.	1.8	1.4
Home Depot, Inc.	1.7	0.0
	27.9
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.1	30.4
Consumer Discretionary	15.4	15.7
Health Care	12.1	10.8
Consumer Staples	11.8	10.0
Industrials	9.9	10.9
Asset Allocation (% of fund's net assets)
As of July 31, 2012*		As of January 31, 2012**
	Stocks 96.2%		Stocks 98.5%
	Short-Term Investments and Net Other Assets (Liabilities) 3.8%		Short-Term Investments and Net Other Assets (Liabilities) 1.5%
* Foreign investments	8.3%	** Foreign investments	10.2%

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc.	32,375	$ 1,049,274
Chipotle Mexican Grill, Inc. (a)	3,600	1,052,388
Ignite Restaurant Group, Inc. (a)	5,900	80,653
McDonald's Corp.	12,478	1,115,034
Starbucks Corp.	7,700	348,656
		3,646,005
Household Durables - 0.4%
Toll Brothers, Inc. (a)	20,900	609,653
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	10,850	2,531,305
Priceline.com, Inc. (a)	1,600	1,058,784
		3,590,089
Media - 2.7%
Comcast Corp. Class A	89,651	2,918,140
Discovery Communications, Inc. (a)	14,982	758,539
Time Warner, Inc.	20,687	809,275
		4,485,954
Multiline Retail - 0.6%
Dollar General Corp. (a)	18,200	928,382
Specialty Retail - 4.8%
American Eagle Outfitters, Inc.	30,921	643,775
AutoZone, Inc. (a)	2,500	938,075
DSW, Inc. Class A	15,516	917,306
GNC Holdings, Inc.	10,000	385,300
Home Depot, Inc.	55,058	2,872,926
Limited Brands, Inc.	14,500	689,475
TJX Companies, Inc.	34,500	1,527,660
		7,974,517
Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc.	17,441	860,365
Deckers Outdoor Corp. (a)	2,400	100,104
lululemon athletica, Inc. (a)	9,046	510,918
Michael Kors Holdings Ltd.	20,030	827,039
PVH Corp.	12,200	969,046
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	14,600	794,824
		4,062,296
TOTAL CONSUMER DISCRETIONARY		25,296,896
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 11.8%
Beverages - 3.3%
Anheuser-Busch InBev SA NV	5,100	$ 403,528
Dr Pepper Snapple Group, Inc.	24,190	1,102,580
PepsiCo, Inc.	13,373	972,618
The Coca-Cola Co.	36,863	2,978,530
		5,457,256
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	39,951	1,807,783
Wal-Mart Stores, Inc.	24,868	1,850,925
Walgreen Co.	13,900	505,404
		4,164,112
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)(d)	15,100	275,726
Kraft Foods, Inc. Class A	20,600	818,026
		1,093,752
Household Products - 2.3%
Colgate-Palmolive Co.	14,249	1,529,773
Kimberly-Clark Corp.	16,042	1,394,210
Procter & Gamble Co.	12,800	826,112
		3,750,095
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	5,272	276,147
Tobacco - 2.8%
Altria Group, Inc.	100,964	3,631,675
Lorillard, Inc.	8,200	1,054,848
		4,686,523
TOTAL CONSUMER STAPLES		19,427,885
ENERGY - 5.2%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	12,800	643,456
Halliburton Co.	30,100	997,213
National Oilwell Varco, Inc.	14,657	1,059,701
Noble Corp.	16,200	599,400
Schlumberger Ltd.	20,875	1,487,553
		4,787,323
Oil, Gas & Consumable Fuels - 2.3%
Energen Corp.	3,300	168,993
Marathon Petroleum Corp.	17,960	849,508
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	6,448	$ 563,749
Peabody Energy Corp.	3,953	82,539
Phillips 66	11,600	436,160
Williams Companies, Inc.	54,104	1,719,966
		3,820,915
TOTAL ENERGY		8,608,238
FINANCIALS - 4.7%
Commercial Banks - 1.8%
City National Corp.	16,600	818,048
SunTrust Banks, Inc.	19,200	454,080
U.S. Bancorp	22,745	761,958
Wells Fargo & Co.	26,700	902,727
		2,936,813
Consumer Finance - 0.7%
Capital One Financial Corp.	10,300	581,847
SLM Corp.	36,309	580,581
		1,162,428
Real Estate Investment Trusts - 2.0%
American Tower Corp.	20,332	1,470,207
CBL & Associates Properties, Inc.	26,500	522,845
Digital Realty Trust, Inc.	10,300	804,121
Sovran Self Storage, Inc.	7,900	451,090
		3,248,263
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	23,382	364,292
TOTAL FINANCIALS		7,711,796
HEALTH CARE - 12.1%
Biotechnology - 4.9%
Achillion Pharmaceuticals, Inc. (a)	32,500	215,150
ADVENTRX Pharmaceuticals, Inc. (a)	116,174	73,771
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	39,587	2,208
Alkermes PLC (a)	6,900	128,271
Amgen, Inc.	29,200	2,411,920
ARIAD Pharmaceuticals, Inc. (a)	8,880	169,874
Biogen Idec, Inc. (a)	8,200	1,195,806
BioMarin Pharmaceutical, Inc. (a)	18,400	722,936
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Dynavax Technologies Corp. (a)	68,200	$ 263,252
Gilead Sciences, Inc. (a)	37,581	2,041,776
Theravance, Inc. (a)	13,899	404,878
Vertex Pharmaceuticals, Inc. (a)	7,600	368,676
		7,998,518
Health Care Equipment & Supplies - 0.8%
C.R. Bard, Inc.	6,200	603,012
The Cooper Companies, Inc.	9,000	677,340
		1,280,352
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	26,300	1,044,110
Catamaran Corp. (a)	4,765	404,729
Express Scripts Holding Co. (a)	24,224	1,403,539
Laboratory Corp. of America Holdings (a)	17,121	1,439,705
UnitedHealth Group, Inc.	12,425	634,793
		4,926,876
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)(d)	9,000	373,230
Pharmaceuticals - 3.2%
Eli Lilly & Co.	20,137	886,632
GlaxoSmithKline PLC sponsored ADR	8,900	409,400
Johnson & Johnson	7,700	532,994
Merck & Co., Inc.	26,252	1,159,551
Sanofi SA sponsored ADR	18,200	739,648
Valeant Pharmaceuticals International, Inc. (Canada) (a)	9,100	433,744
ViroPharma, Inc. (a)	5,600	121,576
Watson Pharmaceuticals, Inc. (a)	12,866	1,001,361
		5,284,906
TOTAL HEALTH CARE		19,863,882
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.1%
Raytheon Co.	5,600	310,688
Textron, Inc.	43,950	1,144,898
United Technologies Corp.	26,799	1,994,918
		3,450,504
Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	6,618	115,286
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	19,300	$ 956,894
Quanta Services, Inc. (a)	60,660	1,394,573
		2,466,753
Electrical Equipment - 0.5%
Regal-Beloit Corp.	12,300	791,751
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	18,308	924,371
Danaher Corp.	11,400	602,034
		1,526,405
Machinery - 2.0%
Caterpillar, Inc.	5,765	485,471
Cummins, Inc.	10,200	978,180
Dover Corp.	9,005	490,502
Ingersoll-Rand PLC	19,850	841,839
Snap-On, Inc.	6,878	466,191
		3,262,183
Marine - 0.2%
Kirby Corp. (a)	8,000	422,160
Professional Services - 1.0%
Nielsen Holdings B.V. (a)	21,134	602,319
Qualicorp SA (a)	68,000	605,602
Randstad Holding NV	13,600	412,814
		1,620,735
Road & Rail - 1.4%
Union Pacific Corp.	18,300	2,243,763
Trading Companies & Distributors - 0.3%
Watsco, Inc.	7,400	502,756
TOTAL INDUSTRIALS		16,287,010
INFORMATION TECHNOLOGY - 32.1%
Communications Equipment - 3.6%
Motorola Solutions, Inc.	59,937	2,897,355
QUALCOMM, Inc.	49,900	2,978,032
		5,875,387
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 9.1%
Apple, Inc.	24,490	$ 14,957,510
Fusion-io, Inc. (a)	3,400	65,008
		15,022,518
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (a)	9,875	333,281
TE Connectivity Ltd.	20,124	664,293
		997,574
Internet Software & Services - 4.5%
Active Network, Inc. (a)	58,011	823,176
eBay, Inc. (a)	33,100	1,466,330
Facebook, Inc.:
Class A	9,600	208,416
Class B (a)(e)	6,574	128,449
Google, Inc. Class A (a)	7,592	4,805,508
		7,431,879
IT Services - 5.1%
Accenture PLC Class A	26,465	1,595,840
IBM Corp.	11,354	2,225,157
MasterCard, Inc. Class A	4,133	1,804,344
Visa, Inc. Class A	21,300	2,749,191
		8,374,532
Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV (Netherlands)	17,000	981,872
Avago Technologies Ltd.	27,000	999,000
Broadcom Corp. Class A	26,110	884,607
NXP Semiconductors NV (a)	29,589	668,416
		3,533,895
Software - 7.1%
Aspen Technology, Inc. (a)	19,267	450,462
Citrix Systems, Inc. (a)	9,700	704,996
Microsoft Corp.	146,762	4,325,076
Nuance Communications, Inc. (a)	22,700	461,945
Oracle Corp.	121,786	3,677,937
salesforce.com, Inc. (a)	11,950	1,486,102
VMware, Inc. Class A (a)	6,687	606,912
		11,713,430
TOTAL INFORMATION TECHNOLOGY		52,949,215
Common Stocks - continued
	Shares	Value
MATERIALS - 3.9%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	10,319	$ 829,957
Albemarle Corp.	11,156	649,502
Ashland, Inc.	12,428	874,807
Eastman Chemical Co.	17,594	919,814
LyondellBasell Industries NV Class A	19,051	848,341
Monsanto Co.	17,500	1,498,350
		5,620,771
Metals & Mining - 0.5%
Commercial Metals Co.	67,447	869,392
TOTAL MATERIALS		6,490,163
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	17,271	1,020,025
Vodafone Group PLC sponsored ADR	26,700	767,625
		1,787,650
TOTAL COMMON STOCKS (Cost $144,130,060)		158,422,735
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.17% (b)	6,559,717	6,559,717
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	571,200	571,200
TOTAL MONEY MARKET FUNDS (Cost $7,130,917)		7,130,917
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $151,260,977)		165,553,652
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(868,049)
NET ASSETS - 100%		$ 164,685,603
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $128,449 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 164,398
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,653
Fidelity Securities Lending Cash Central Fund	21,426
Total	$ 25,079
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,296,896	$ 25,296,896	$ -	$ -
Consumer Staples	19,427,885	19,024,357	403,528	-
Energy	8,608,238	8,608,238	-	-
Financials	7,711,796	7,711,796	-	-
Health Care	19,863,882	19,861,674	2,208	-
Industrials	16,287,010	16,287,010	-	-
Information Technology	52,949,215	51,838,894	1,110,321	-
Materials	6,490,163	6,490,163	-	-
Telecommunication Services	1,787,650	1,787,650	-	-
Money Market Funds	7,130,917	7,130,917	-	-
Total Investments in Securities:	$ 165,553,652	$ 164,037,595	$ 1,516,057	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $548,086) - See accompanying schedule: Unaffiliated issuers (cost $144,130,060)	$ 158,422,735
Fidelity Central Funds (cost $7,130,917)	7,130,917
Total Investments (cost $151,260,977)		$ 165,553,652
Receivable for investments sold		2,936,367
Receivable for fund shares sold		230,414
Dividends receivable		45,491
Distributions receivable from Fidelity Central Funds		1,148
Other receivables		4,231
Total assets		168,771,303

Liabilities
Payable for investments purchased	$ 3,152,496
Payable for fund shares redeemed	208,232
Accrued management fee	64,228
Distribution and service plan fees payable	12,305
Other affiliated payables	38,626
Other payables and accrued expenses	38,613
Collateral on securities loaned, at value	571,200
Total liabilities		4,085,700

Net Assets		$ 164,685,603
Net Assets consist of:
Paid in capital		$ 163,039,461
Undistributed net investment income		225,006
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,871,246)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,292,382
Net Assets		$ 164,685,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,891,566 ÷ 1,294,589 shares)	$ 10.73

Maximum offering price per share (100/94.25 of $10.73)	$ 11.38
Class T: Net Asset Value and redemption price per share ($5,792,989 ÷ 545,404 shares)	$ 10.62

Maximum offering price per share (100/96.50 of $10.62)	$ 11.01
Class B: Net Asset Value and offering price per share ($1,476,023 ÷ 141,462 shares)A	$ 10.43

Class C: Net Asset Value and offering price per share ($7,103,396 ÷ 684,945 shares)A	$ 10.37

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($134,368,792 ÷ 12,352,608 shares)	$ 10.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,052,837 ÷ 187,820 shares)	$ 10.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,086,848
Income from Fidelity Central Funds		25,079
Total income		1,111,927

Expenses
Management fee Basic fee	$ 463,031
Performance adjustment	(79,263)
Transfer agent fees	206,631
Distribution and service plan fees	73,380
Accounting and security lending fees	32,482
Custodian fees and expenses	24,723
Independent trustees' compensation	537
Registration fees	68,754
Audit	25,301
Legal	303
Miscellaneous	777
Total expenses before reductions	816,656
Expense reductions	(7,371)	809,285
Net investment income (loss)		302,642
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,080,344
Foreign currency transactions	(6,725)
Total net realized gain (loss)		5,073,619
Change in net unrealized appreciation (depreciation) on: Investment securities	2,340,461
Assets and liabilities in foreign currencies	(19)
Total change in net unrealized appreciation (depreciation)		2,340,442
Net gain (loss)		7,414,061
Net increase (decrease) in net assets resulting from operations		$ 7,716,703

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 302,642	$ (81,197)
Net realized gain (loss)	5,073,619	18,062,027
Change in net unrealized appreciation (depreciation)	2,340,442	(12,510,318)
Net increase (decrease) in net assets resulting from operations	7,716,703	5,470,512
Share transactions - net increase (decrease)	(2,562,048)	17,565,380
Total increase (decrease) in net assets	5,154,655	23,035,892

Net Assets
Beginning of period	159,530,948	136,495,056
End of period (including undistributed net investment income of $225,006 and accumulated net investment loss of $77,636, respectively)	$ 164,685,603	$ 159,530,948

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 9.84	$ 7.64	$ 6.12	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.02)	.01	.02	(.03)
Net realized and unrealized gain (loss)	.48	.43	2.22	1.53	(3.71)	(.72)
Total from investment operations	.49	.40	2.20	1.54	(3.69)	(.75)
Distributions from net investment income	-	-	-	(.02)	(.04)	-
Distributions from net realized gain	-	-	-	-	-	(1.25)
Total distributions	-	-	-	(.02)	(.04)	(1.25)
Net asset value, end of period	$ 10.73	$ 10.24	$ 9.84	$ 7.64	$ 6.12	$ 9.85
Total Return B,C,D	4.79%	4.07%	28.80%	25.14%	(37.49)%	(6.99)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.20% A	1.17%	1.12%	1.07%	1.01%	1.20% A
Expenses net of fee waivers, if any	1.20% A	1.17%	1.12%	1.07%	1.01%	1.20% A
Expenses net of all reductions	1.19% A	1.16%	1.12%	1.06%	1.01%	1.20% A
Net investment income (loss)	.15% A	(.26)%	(.28)%	.08%	.20%	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,892	$ 12,727	$ 6,669	$ 3,805	$ 2,159	$ 1,302
Portfolio turnover rate G	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.78	$ 7.61	$ 6.11	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.01)	(.05)	(.05)	(.02)	(.01)	(.06)
Net realized and unrealized gain (loss)	.48	.42	2.22	1.52	(3.70)	(.69)
Total from investment operations	.47	.37	2.17	1.50	(3.71)	(.75)
Distributions from net investment income	-	-	-	- J	(.03)	-
Distributions from net realized gain	-	-	-	-	-	(1.25)
Total distributions	-	-	-	- J	(.03)	(1.25)
Net asset value, end of period	$ 10.62	$ 10.15	$ 9.78	$ 7.61	$ 6.11	$ 9.85
Total Return B,C,D	4.63%	3.78%	28.52%	24.60%	(37.71)%	(7.05)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.49% A	1.44%	1.42%	1.38%	1.31%	1.47% A
Expenses net of fee waivers, if any	1.49% A	1.44%	1.42%	1.38%	1.31%	1.47% A
Expenses net of all reductions	1.48% A	1.44%	1.42%	1.36%	1.31%	1.47% A
Net investment income (loss)	(.14)% A	(.53)%	(.58)%	(.23)%	(.10)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,793	$ 5,876	$ 2,900	$ 1,548	$ 820	$ 1,097
Portfolio turnover rate G	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 9.68	$ 7.57	$ 6.09	$ 9.83	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.09)	(.05)	(.05)	(.12)
Net realized and unrealized gain (loss)	.47	.41	2.20	1.53	(3.69)	(.70)
Total from investment operations	.44	.31	2.11	1.48	(3.74)	(.82)
Distributions from net realized gain	-	-	-	-	- J	(1.20)
Total distributions	-	-	-	-	- J	(1.20)
Net asset value, end of period	$ 10.43	$ 9.99	$ 9.68	$ 7.57	$ 6.09	$ 9.83
Total Return B,C,D	4.40%	3.20%	27.87%	24.30%	(38.01)%	(7.62)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	1.92%	1.87%	1.82%	1.76%	1.99% A
Expenses net of fee waivers, if any	1.95% A	1.92%	1.87%	1.82%	1.76%	1.99% A
Expenses net of all reductions	1.94% A	1.92%	1.87%	1.80%	1.76%	1.99% A
Net investment income (loss)	(.60)% A	(1.01)%	(1.03)%	(.67)%	(.56)%	(1.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,476	$ 1,610	$ 2,143	$ 1,466	$ 815	$ 543
Portfolio turnover rate G	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.62	$ 7.52	$ 6.06	$ 9.82	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.09)	(.05)	(.04)	(.11)
Net realized and unrealized gain (loss)	.47	.41	2.19	1.51	(3.69)	(.70)
Total from investment operations	.44	.31	2.10	1.46	(3.73)	(.81)
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	-	-	-	-	-	(1.22)
Total distributions	-	-	-	-	(.03)	(1.22)
Net asset value, end of period	$ 10.37	$ 9.93	$ 9.62	$ 7.52	$ 6.06	$ 9.82
Total Return B,C,D	4.43%	3.22%	27.93%	24.09%	(37.98)%	(7.54)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	1.92%	1.87%	1.82%	1.77%	1.96% A
Expenses net of fee waivers, if any	1.95% A	1.92%	1.87%	1.82%	1.77%	1.96% A
Expenses net of all reductions	1.94% A	1.91%	1.87%	1.80%	1.77%	1.96% A
Net investment income (loss)	(.60)% A	(1.00)%	(1.03)%	(.67)%	(.57)%	(1.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,103	$ 6,061	$ 3,623	$ 1,917	$ 1,441	$ 945
Portfolio turnover rate G	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Growth

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.93	$ 7.69	$ 6.15	$ 9.89	$ 11.92
Income from Investment Operations
Net investment income (loss) D	.03	- H	- H	.02	.04	(.01)
Net realized and unrealized gain (loss)	.49	.43	2.24	1.55	(3.73)	(.77)
Total from investment operations	.52	.43	2.24	1.57	(3.69)	(.78)
Distributions from net investment income	-	-	-	(.03)	(.05)	-
Distributions from net realized gain	-	-	-	-	-	(1.25)
Total distributions	-	-	-	(.03)	(.05)	(1.25)
Net asset value, end of period	$ 10.88	$ 10.36	$ 9.93	$ 7.69	$ 6.15	$ 9.89
Total Return B,C	5.02%	4.33%	29.13%	25.50%	(37.36)%	(7.26)%
Ratios to Average Net Assets E,G
Expenses before reductions	.88% A	.88%	.87%	.81%	.75%	1.03%
Expenses net of fee waivers, if any	.88% A	.88%	.87%	.81%	.74%	.99%
Expenses net of all reductions	.88% A	.87%	.86%	.80%	.74%	.98%
Net investment income (loss)	.46% A	.04%	(.02)%	.34%	.47%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,369	$ 132,123	$ 120,671	$ 96,661	$ 85,332	$ 147,864
Portfolio turnover rate F	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 9.97	$ 7.72	$ 6.18	$ 9.88	$ 11.85
Income from Investment Operations
Net investment income (loss) D	.03	.01	- I	.03	.04	- I
Net realized and unrealized gain (loss)	.49	.43	2.25	1.54	(3.72)	(.70)
Total from investment operations	.52	.44	2.25	1.57	(3.68)	(.70)
Distributions from net investment income	-	-	-	(.03)	(.02)	-
Distributions from net realized gain	-	-	-	-	-	(1.27)
Total distributions	-	-	-	(.03)	(.02)	(1.27)
Net asset value, end of period	$ 10.93	$ 10.41	$ 9.97	$ 7.72	$ 6.18	$ 9.88
Total Return B,C	5.00%	4.41%	29.15%	25.42%	(37.29)%	(6.64)%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.83%	.86%	.76%	.68%	.88% A
Expenses net of fee waivers, if any	.81% A	.83%	.86%	.76%	.68%	.88% A
Expenses net of all reductions	.80% A	.82%	.86%	.74%	.68%	.88% A
Net investment income (loss)	.54% A	.08%	(.02) %	.39%	.52%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,053	$ 1,134	$ 488	$ 111	$ 277	$ 386
Portfolio turnover rate F	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Large Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Large Cap Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,196,229
Gross unrealized depreciation	(4,628,386)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,567,843

Tax cost	$ 151,985,809

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (9,033,793)
2018	(8,660,101)
Total capital loss carryforwards	$ (17,693,894)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $145,524,109 and $151,586,857, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Large Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 17,146	$ 1,475
Class T	.25%	.25%	14,640	128
Class B	.75%	.25%	7,890	5,932
Class C	.75%	.25%	33,704	12,150
			$ 73,380	$ 19,685

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,088
Class T	2,610
Class B*	2,859
Class C*	1,768
$ 15,325

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,833.30
Class T	9,913.34
Class B	2,370.30
Class C	10,187.30
Large Cap Growth	161,713.24
Institutional Class	1,615.16
	$ 206,631

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,701 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $235 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $21,426. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,369 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class A
Shares sold	260,184	943,999	$ 2,793,346	$ 9,391,213
Shares redeemed	(208,568)	(378,889)	(2,265,331)	(3,682,555)
Net increase (decrease)	51,616	565,110	$ 528,015	$ 5,708,658
Class T
Shares sold	74,939	899,142	$ 796,881	$ 9,125,430
Shares redeemed	(108,447)	(616,824)	(1,156,012)	(6,053,114)
Net increase (decrease)	(33,508)	282,318	$ (359,131)	$ 3,072,316
Class B
Shares sold	3,327	19,634	$ 34,345	$ 195,465
Shares redeemed	(22,954)	(80,066)	(242,169)	(776,888)
Net increase (decrease)	(19,627)	(60,432)	$ (207,824)	$ (581,423)
Class C
Shares sold	171,473	689,847	$ 1,793,818	$ 6,821,638
Shares redeemed	(96,725)	(456,431)	(996,878)	(4,462,829)
Net increase (decrease)	74,748	233,416	$ 796,940	$ 2,358,809
Large Cap Growth
Shares sold	1,960,102	6,389,996	$ 21,461,727	$ 64,463,259
Shares redeemed	(2,356,404)	(5,795,048)	(25,641,272)	(58,191,405)
Net increase (decrease)	(396,302)	594,948	$ (4,179,545)	$ 6,271,854
Institutional Class
Shares sold	102,547	185,823	$ 1,119,429	$ 1,915,796
Shares redeemed	(23,711)	(125,753)	(259,932)	(1,180,630)
Net increase (decrease)	78,836	60,070	$ 859,497	$ 735,166

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period, the third quartile for the three-year period, and the fourth quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board noted that there was a portfolio management change for the fund in January 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Semiannual Report

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LCG-USAN-0912
1.900176.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Large Cap Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Large Cap Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	1.20%
Actual		$ 1,000.00	$ 1,047.90	$ 6.11
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02
Class T	1.49%
Actual		$ 1,000.00	$ 1,046.30	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.47
Class B	1.95%
Actual		$ 1,000.00	$ 1,044.00	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.77
Class C	1.95%
Actual		$ 1,000.00	$ 1,044.30	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.77
Large Cap Growth	.88%
Actual		$ 1,000.00	$ 1,050.20	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.42
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,050.00	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.07

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.1	7.6
Google, Inc. Class A	2.9	2.7
Microsoft Corp.	2.6	2.0
Oracle Corp.	2.2	2.1
Altria Group, Inc.	2.2	1.1
The Coca-Cola Co.	1.8	0.9
QUALCOMM, Inc.	1.8	1.9
Comcast Corp. Class A	1.8	0.0
Motorola Solutions, Inc.	1.8	1.4
Home Depot, Inc.	1.7	0.0
	27.9
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.1	30.4
Consumer Discretionary	15.4	15.7
Health Care	12.1	10.8
Consumer Staples	11.8	10.0
Industrials	9.9	10.9
Asset Allocation (% of fund's net assets)
As of July 31, 2012*		As of January 31, 2012**
	Stocks 96.2%		Stocks 98.5%
	Short-Term Investments and Net Other Assets (Liabilities) 3.8%		Short-Term Investments and Net Other Assets (Liabilities) 1.5%
* Foreign investments	8.3%	** Foreign investments	10.2%

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc.	32,375	$ 1,049,274
Chipotle Mexican Grill, Inc. (a)	3,600	1,052,388
Ignite Restaurant Group, Inc. (a)	5,900	80,653
McDonald's Corp.	12,478	1,115,034
Starbucks Corp.	7,700	348,656
		3,646,005
Household Durables - 0.4%
Toll Brothers, Inc. (a)	20,900	609,653
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	10,850	2,531,305
Priceline.com, Inc. (a)	1,600	1,058,784
		3,590,089
Media - 2.7%
Comcast Corp. Class A	89,651	2,918,140
Discovery Communications, Inc. (a)	14,982	758,539
Time Warner, Inc.	20,687	809,275
		4,485,954
Multiline Retail - 0.6%
Dollar General Corp. (a)	18,200	928,382
Specialty Retail - 4.8%
American Eagle Outfitters, Inc.	30,921	643,775
AutoZone, Inc. (a)	2,500	938,075
DSW, Inc. Class A	15,516	917,306
GNC Holdings, Inc.	10,000	385,300
Home Depot, Inc.	55,058	2,872,926
Limited Brands, Inc.	14,500	689,475
TJX Companies, Inc.	34,500	1,527,660
		7,974,517
Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc.	17,441	860,365
Deckers Outdoor Corp. (a)	2,400	100,104
lululemon athletica, Inc. (a)	9,046	510,918
Michael Kors Holdings Ltd.	20,030	827,039
PVH Corp.	12,200	969,046
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	14,600	794,824
		4,062,296
TOTAL CONSUMER DISCRETIONARY		25,296,896
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 11.8%
Beverages - 3.3%
Anheuser-Busch InBev SA NV	5,100	$ 403,528
Dr Pepper Snapple Group, Inc.	24,190	1,102,580
PepsiCo, Inc.	13,373	972,618
The Coca-Cola Co.	36,863	2,978,530
		5,457,256
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	39,951	1,807,783
Wal-Mart Stores, Inc.	24,868	1,850,925
Walgreen Co.	13,900	505,404
		4,164,112
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)(d)	15,100	275,726
Kraft Foods, Inc. Class A	20,600	818,026
		1,093,752
Household Products - 2.3%
Colgate-Palmolive Co.	14,249	1,529,773
Kimberly-Clark Corp.	16,042	1,394,210
Procter & Gamble Co.	12,800	826,112
		3,750,095
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	5,272	276,147
Tobacco - 2.8%
Altria Group, Inc.	100,964	3,631,675
Lorillard, Inc.	8,200	1,054,848
		4,686,523
TOTAL CONSUMER STAPLES		19,427,885
ENERGY - 5.2%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	12,800	643,456
Halliburton Co.	30,100	997,213
National Oilwell Varco, Inc.	14,657	1,059,701
Noble Corp.	16,200	599,400
Schlumberger Ltd.	20,875	1,487,553
		4,787,323
Oil, Gas & Consumable Fuels - 2.3%
Energen Corp.	3,300	168,993
Marathon Petroleum Corp.	17,960	849,508
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	6,448	$ 563,749
Peabody Energy Corp.	3,953	82,539
Phillips 66	11,600	436,160
Williams Companies, Inc.	54,104	1,719,966
		3,820,915
TOTAL ENERGY		8,608,238
FINANCIALS - 4.7%
Commercial Banks - 1.8%
City National Corp.	16,600	818,048
SunTrust Banks, Inc.	19,200	454,080
U.S. Bancorp	22,745	761,958
Wells Fargo & Co.	26,700	902,727
		2,936,813
Consumer Finance - 0.7%
Capital One Financial Corp.	10,300	581,847
SLM Corp.	36,309	580,581
		1,162,428
Real Estate Investment Trusts - 2.0%
American Tower Corp.	20,332	1,470,207
CBL & Associates Properties, Inc.	26,500	522,845
Digital Realty Trust, Inc.	10,300	804,121
Sovran Self Storage, Inc.	7,900	451,090
		3,248,263
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	23,382	364,292
TOTAL FINANCIALS		7,711,796
HEALTH CARE - 12.1%
Biotechnology - 4.9%
Achillion Pharmaceuticals, Inc. (a)	32,500	215,150
ADVENTRX Pharmaceuticals, Inc. (a)	116,174	73,771
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	39,587	2,208
Alkermes PLC (a)	6,900	128,271
Amgen, Inc.	29,200	2,411,920
ARIAD Pharmaceuticals, Inc. (a)	8,880	169,874
Biogen Idec, Inc. (a)	8,200	1,195,806
BioMarin Pharmaceutical, Inc. (a)	18,400	722,936
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Dynavax Technologies Corp. (a)	68,200	$ 263,252
Gilead Sciences, Inc. (a)	37,581	2,041,776
Theravance, Inc. (a)	13,899	404,878
Vertex Pharmaceuticals, Inc. (a)	7,600	368,676
		7,998,518
Health Care Equipment & Supplies - 0.8%
C.R. Bard, Inc.	6,200	603,012
The Cooper Companies, Inc.	9,000	677,340
		1,280,352
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	26,300	1,044,110
Catamaran Corp. (a)	4,765	404,729
Express Scripts Holding Co. (a)	24,224	1,403,539
Laboratory Corp. of America Holdings (a)	17,121	1,439,705
UnitedHealth Group, Inc.	12,425	634,793
		4,926,876
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)(d)	9,000	373,230
Pharmaceuticals - 3.2%
Eli Lilly & Co.	20,137	886,632
GlaxoSmithKline PLC sponsored ADR	8,900	409,400
Johnson & Johnson	7,700	532,994
Merck & Co., Inc.	26,252	1,159,551
Sanofi SA sponsored ADR	18,200	739,648
Valeant Pharmaceuticals International, Inc. (Canada) (a)	9,100	433,744
ViroPharma, Inc. (a)	5,600	121,576
Watson Pharmaceuticals, Inc. (a)	12,866	1,001,361
		5,284,906
TOTAL HEALTH CARE		19,863,882
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.1%
Raytheon Co.	5,600	310,688
Textron, Inc.	43,950	1,144,898
United Technologies Corp.	26,799	1,994,918
		3,450,504
Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	6,618	115,286
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	19,300	$ 956,894
Quanta Services, Inc. (a)	60,660	1,394,573
		2,466,753
Electrical Equipment - 0.5%
Regal-Beloit Corp.	12,300	791,751
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	18,308	924,371
Danaher Corp.	11,400	602,034
		1,526,405
Machinery - 2.0%
Caterpillar, Inc.	5,765	485,471
Cummins, Inc.	10,200	978,180
Dover Corp.	9,005	490,502
Ingersoll-Rand PLC	19,850	841,839
Snap-On, Inc.	6,878	466,191
		3,262,183
Marine - 0.2%
Kirby Corp. (a)	8,000	422,160
Professional Services - 1.0%
Nielsen Holdings B.V. (a)	21,134	602,319
Qualicorp SA (a)	68,000	605,602
Randstad Holding NV	13,600	412,814
		1,620,735
Road & Rail - 1.4%
Union Pacific Corp.	18,300	2,243,763
Trading Companies & Distributors - 0.3%
Watsco, Inc.	7,400	502,756
TOTAL INDUSTRIALS		16,287,010
INFORMATION TECHNOLOGY - 32.1%
Communications Equipment - 3.6%
Motorola Solutions, Inc.	59,937	2,897,355
QUALCOMM, Inc.	49,900	2,978,032
		5,875,387
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 9.1%
Apple, Inc.	24,490	$ 14,957,510
Fusion-io, Inc. (a)	3,400	65,008
		15,022,518
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (a)	9,875	333,281
TE Connectivity Ltd.	20,124	664,293
		997,574
Internet Software & Services - 4.5%
Active Network, Inc. (a)	58,011	823,176
eBay, Inc. (a)	33,100	1,466,330
Facebook, Inc.:
Class A	9,600	208,416
Class B (a)(e)	6,574	128,449
Google, Inc. Class A (a)	7,592	4,805,508
		7,431,879
IT Services - 5.1%
Accenture PLC Class A	26,465	1,595,840
IBM Corp.	11,354	2,225,157
MasterCard, Inc. Class A	4,133	1,804,344
Visa, Inc. Class A	21,300	2,749,191
		8,374,532
Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV (Netherlands)	17,000	981,872
Avago Technologies Ltd.	27,000	999,000
Broadcom Corp. Class A	26,110	884,607
NXP Semiconductors NV (a)	29,589	668,416
		3,533,895
Software - 7.1%
Aspen Technology, Inc. (a)	19,267	450,462
Citrix Systems, Inc. (a)	9,700	704,996
Microsoft Corp.	146,762	4,325,076
Nuance Communications, Inc. (a)	22,700	461,945
Oracle Corp.	121,786	3,677,937
salesforce.com, Inc. (a)	11,950	1,486,102
VMware, Inc. Class A (a)	6,687	606,912
		11,713,430
TOTAL INFORMATION TECHNOLOGY		52,949,215
Common Stocks - continued
	Shares	Value
MATERIALS - 3.9%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	10,319	$ 829,957
Albemarle Corp.	11,156	649,502
Ashland, Inc.	12,428	874,807
Eastman Chemical Co.	17,594	919,814
LyondellBasell Industries NV Class A	19,051	848,341
Monsanto Co.	17,500	1,498,350
		5,620,771
Metals & Mining - 0.5%
Commercial Metals Co.	67,447	869,392
TOTAL MATERIALS		6,490,163
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	17,271	1,020,025
Vodafone Group PLC sponsored ADR	26,700	767,625
		1,787,650
TOTAL COMMON STOCKS (Cost $144,130,060)		158,422,735
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.17% (b)	6,559,717	6,559,717
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	571,200	571,200
TOTAL MONEY MARKET FUNDS (Cost $7,130,917)		7,130,917
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $151,260,977)		165,553,652
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(868,049)
NET ASSETS - 100%		$ 164,685,603
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $128,449 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 164,398
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,653
Fidelity Securities Lending Cash Central Fund	21,426
Total	$ 25,079
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,296,896	$ 25,296,896	$ -	$ -
Consumer Staples	19,427,885	19,024,357	403,528	-
Energy	8,608,238	8,608,238	-	-
Financials	7,711,796	7,711,796	-	-
Health Care	19,863,882	19,861,674	2,208	-
Industrials	16,287,010	16,287,010	-	-
Information Technology	52,949,215	51,838,894	1,110,321	-
Materials	6,490,163	6,490,163	-	-
Telecommunication Services	1,787,650	1,787,650	-	-
Money Market Funds	7,130,917	7,130,917	-	-
Total Investments in Securities:	$ 165,553,652	$ 164,037,595	$ 1,516,057	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $548,086) - See accompanying schedule: Unaffiliated issuers (cost $144,130,060)	$ 158,422,735
Fidelity Central Funds (cost $7,130,917)	7,130,917
Total Investments (cost $151,260,977)		$ 165,553,652
Receivable for investments sold		2,936,367
Receivable for fund shares sold		230,414
Dividends receivable		45,491
Distributions receivable from Fidelity Central Funds		1,148
Other receivables		4,231
Total assets		168,771,303

Liabilities
Payable for investments purchased	$ 3,152,496
Payable for fund shares redeemed	208,232
Accrued management fee	64,228
Distribution and service plan fees payable	12,305
Other affiliated payables	38,626
Other payables and accrued expenses	38,613
Collateral on securities loaned, at value	571,200
Total liabilities		4,085,700

Net Assets		$ 164,685,603
Net Assets consist of:
Paid in capital		$ 163,039,461
Undistributed net investment income		225,006
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,871,246)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,292,382
Net Assets		$ 164,685,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,891,566 ÷ 1,294,589 shares)	$ 10.73

Maximum offering price per share (100/94.25 of $10.73)	$ 11.38
Class T: Net Asset Value and redemption price per share ($5,792,989 ÷ 545,404 shares)	$ 10.62

Maximum offering price per share (100/96.50 of $10.62)	$ 11.01
Class B: Net Asset Value and offering price per share ($1,476,023 ÷ 141,462 shares)A	$ 10.43

Class C: Net Asset Value and offering price per share ($7,103,396 ÷ 684,945 shares)A	$ 10.37

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($134,368,792 ÷ 12,352,608 shares)	$ 10.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,052,837 ÷ 187,820 shares)	$ 10.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,086,848
Income from Fidelity Central Funds		25,079
Total income		1,111,927

Expenses
Management fee Basic fee	$ 463,031
Performance adjustment	(79,263)
Transfer agent fees	206,631
Distribution and service plan fees	73,380
Accounting and security lending fees	32,482
Custodian fees and expenses	24,723
Independent trustees' compensation	537
Registration fees	68,754
Audit	25,301
Legal	303
Miscellaneous	777
Total expenses before reductions	816,656
Expense reductions	(7,371)	809,285
Net investment income (loss)		302,642
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,080,344
Foreign currency transactions	(6,725)
Total net realized gain (loss)		5,073,619
Change in net unrealized appreciation (depreciation) on: Investment securities	2,340,461
Assets and liabilities in foreign currencies	(19)
Total change in net unrealized appreciation (depreciation)		2,340,442
Net gain (loss)		7,414,061
Net increase (decrease) in net assets resulting from operations		$ 7,716,703

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 302,642	$ (81,197)
Net realized gain (loss)	5,073,619	18,062,027
Change in net unrealized appreciation (depreciation)	2,340,442	(12,510,318)
Net increase (decrease) in net assets resulting from operations	7,716,703	5,470,512
Share transactions - net increase (decrease)	(2,562,048)	17,565,380
Total increase (decrease) in net assets	5,154,655	23,035,892

Net Assets
Beginning of period	159,530,948	136,495,056
End of period (including undistributed net investment income of $225,006 and accumulated net investment loss of $77,636, respectively)	$ 164,685,603	$ 159,530,948

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 9.84	$ 7.64	$ 6.12	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.02)	.01	.02	(.03)
Net realized and unrealized gain (loss)	.48	.43	2.22	1.53	(3.71)	(.72)
Total from investment operations	.49	.40	2.20	1.54	(3.69)	(.75)
Distributions from net investment income	-	-	-	(.02)	(.04)	-
Distributions from net realized gain	-	-	-	-	-	(1.25)
Total distributions	-	-	-	(.02)	(.04)	(1.25)
Net asset value, end of period	$ 10.73	$ 10.24	$ 9.84	$ 7.64	$ 6.12	$ 9.85
Total Return B,C,D	4.79%	4.07%	28.80%	25.14%	(37.49)%	(6.99)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.20% A	1.17%	1.12%	1.07%	1.01%	1.20% A
Expenses net of fee waivers, if any	1.20% A	1.17%	1.12%	1.07%	1.01%	1.20% A
Expenses net of all reductions	1.19% A	1.16%	1.12%	1.06%	1.01%	1.20% A
Net investment income (loss)	.15% A	(.26)%	(.28)%	.08%	.20%	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,892	$ 12,727	$ 6,669	$ 3,805	$ 2,159	$ 1,302
Portfolio turnover rate G	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.78	$ 7.61	$ 6.11	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.01)	(.05)	(.05)	(.02)	(.01)	(.06)
Net realized and unrealized gain (loss)	.48	.42	2.22	1.52	(3.70)	(.69)
Total from investment operations	.47	.37	2.17	1.50	(3.71)	(.75)
Distributions from net investment income	-	-	-	- J	(.03)	-
Distributions from net realized gain	-	-	-	-	-	(1.25)
Total distributions	-	-	-	- J	(.03)	(1.25)
Net asset value, end of period	$ 10.62	$ 10.15	$ 9.78	$ 7.61	$ 6.11	$ 9.85
Total Return B,C,D	4.63%	3.78%	28.52%	24.60%	(37.71)%	(7.05)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.49% A	1.44%	1.42%	1.38%	1.31%	1.47% A
Expenses net of fee waivers, if any	1.49% A	1.44%	1.42%	1.38%	1.31%	1.47% A
Expenses net of all reductions	1.48% A	1.44%	1.42%	1.36%	1.31%	1.47% A
Net investment income (loss)	(.14)% A	(.53)%	(.58)%	(.23)%	(.10)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,793	$ 5,876	$ 2,900	$ 1,548	$ 820	$ 1,097
Portfolio turnover rate G	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 9.68	$ 7.57	$ 6.09	$ 9.83	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.09)	(.05)	(.05)	(.12)
Net realized and unrealized gain (loss)	.47	.41	2.20	1.53	(3.69)	(.70)
Total from investment operations	.44	.31	2.11	1.48	(3.74)	(.82)
Distributions from net realized gain	-	-	-	-	- J	(1.20)
Total distributions	-	-	-	-	- J	(1.20)
Net asset value, end of period	$ 10.43	$ 9.99	$ 9.68	$ 7.57	$ 6.09	$ 9.83
Total Return B,C,D	4.40%	3.20%	27.87%	24.30%	(38.01)%	(7.62)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	1.92%	1.87%	1.82%	1.76%	1.99% A
Expenses net of fee waivers, if any	1.95% A	1.92%	1.87%	1.82%	1.76%	1.99% A
Expenses net of all reductions	1.94% A	1.92%	1.87%	1.80%	1.76%	1.99% A
Net investment income (loss)	(.60)% A	(1.01)%	(1.03)%	(.67)%	(.56)%	(1.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,476	$ 1,610	$ 2,143	$ 1,466	$ 815	$ 543
Portfolio turnover rate G	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.62	$ 7.52	$ 6.06	$ 9.82	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.09)	(.05)	(.04)	(.11)
Net realized and unrealized gain (loss)	.47	.41	2.19	1.51	(3.69)	(.70)
Total from investment operations	.44	.31	2.10	1.46	(3.73)	(.81)
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	-	-	-	-	-	(1.22)
Total distributions	-	-	-	-	(.03)	(1.22)
Net asset value, end of period	$ 10.37	$ 9.93	$ 9.62	$ 7.52	$ 6.06	$ 9.82
Total Return B,C,D	4.43%	3.22%	27.93%	24.09%	(37.98)%	(7.54)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	1.92%	1.87%	1.82%	1.77%	1.96% A
Expenses net of fee waivers, if any	1.95% A	1.92%	1.87%	1.82%	1.77%	1.96% A
Expenses net of all reductions	1.94% A	1.91%	1.87%	1.80%	1.77%	1.96% A
Net investment income (loss)	(.60)% A	(1.00)%	(1.03)%	(.67)%	(.57)%	(1.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,103	$ 6,061	$ 3,623	$ 1,917	$ 1,441	$ 945
Portfolio turnover rate G	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Growth

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.93	$ 7.69	$ 6.15	$ 9.89	$ 11.92
Income from Investment Operations
Net investment income (loss) D	.03	- H	- H	.02	.04	(.01)
Net realized and unrealized gain (loss)	.49	.43	2.24	1.55	(3.73)	(.77)
Total from investment operations	.52	.43	2.24	1.57	(3.69)	(.78)
Distributions from net investment income	-	-	-	(.03)	(.05)	-
Distributions from net realized gain	-	-	-	-	-	(1.25)
Total distributions	-	-	-	(.03)	(.05)	(1.25)
Net asset value, end of period	$ 10.88	$ 10.36	$ 9.93	$ 7.69	$ 6.15	$ 9.89
Total Return B,C	5.02%	4.33%	29.13%	25.50%	(37.36)%	(7.26)%
Ratios to Average Net Assets E,G
Expenses before reductions	.88% A	.88%	.87%	.81%	.75%	1.03%
Expenses net of fee waivers, if any	.88% A	.88%	.87%	.81%	.74%	.99%
Expenses net of all reductions	.88% A	.87%	.86%	.80%	.74%	.98%
Net investment income (loss)	.46% A	.04%	(.02)%	.34%	.47%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,369	$ 132,123	$ 120,671	$ 96,661	$ 85,332	$ 147,864
Portfolio turnover rate F	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 9.97	$ 7.72	$ 6.18	$ 9.88	$ 11.85
Income from Investment Operations
Net investment income (loss) D	.03	.01	- I	.03	.04	- I
Net realized and unrealized gain (loss)	.49	.43	2.25	1.54	(3.72)	(.70)
Total from investment operations	.52	.44	2.25	1.57	(3.68)	(.70)
Distributions from net investment income	-	-	-	(.03)	(.02)	-
Distributions from net realized gain	-	-	-	-	-	(1.27)
Total distributions	-	-	-	(.03)	(.02)	(1.27)
Net asset value, end of period	$ 10.93	$ 10.41	$ 9.97	$ 7.72	$ 6.18	$ 9.88
Total Return B,C	5.00%	4.41%	29.15%	25.42%	(37.29)%	(6.64)%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.83%	.86%	.76%	.68%	.88% A
Expenses net of fee waivers, if any	.81% A	.83%	.86%	.76%	.68%	.88% A
Expenses net of all reductions	.80% A	.82%	.86%	.74%	.68%	.88% A
Net investment income (loss)	.54% A	.08%	(.02) %	.39%	.52%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,053	$ 1,134	$ 488	$ 111	$ 277	$ 386
Portfolio turnover rate F	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Large Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Large Cap Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,196,229
Gross unrealized depreciation	(4,628,386)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,567,843

Tax cost	$ 151,985,809

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (9,033,793)
2018	(8,660,101)
Total capital loss carryforwards	$ (17,693,894)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $145,524,109 and $151,586,857, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Large Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 17,146	$ 1,475
Class T	.25%	.25%	14,640	128
Class B	.75%	.25%	7,890	5,932
Class C	.75%	.25%	33,704	12,150
			$ 73,380	$ 19,685

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,088
Class T	2,610
Class B*	2,859
Class C*	1,768
$ 15,325

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,833.30
Class T	9,913.34
Class B	2,370.30
Class C	10,187.30
Large Cap Growth	161,713.24
Institutional Class	1,615.16
	$ 206,631

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,701 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $235 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $21,426. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,369 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class A
Shares sold	260,184	943,999	$ 2,793,346	$ 9,391,213
Shares redeemed	(208,568)	(378,889)	(2,265,331)	(3,682,555)
Net increase (decrease)	51,616	565,110	$ 528,015	$ 5,708,658
Class T
Shares sold	74,939	899,142	$ 796,881	$ 9,125,430
Shares redeemed	(108,447)	(616,824)	(1,156,012)	(6,053,114)
Net increase (decrease)	(33,508)	282,318	$ (359,131)	$ 3,072,316
Class B
Shares sold	3,327	19,634	$ 34,345	$ 195,465
Shares redeemed	(22,954)	(80,066)	(242,169)	(776,888)
Net increase (decrease)	(19,627)	(60,432)	$ (207,824)	$ (581,423)
Class C
Shares sold	171,473	689,847	$ 1,793,818	$ 6,821,638
Shares redeemed	(96,725)	(456,431)	(996,878)	(4,462,829)
Net increase (decrease)	74,748	233,416	$ 796,940	$ 2,358,809
Large Cap Growth
Shares sold	1,960,102	6,389,996	$ 21,461,727	$ 64,463,259
Shares redeemed	(2,356,404)	(5,795,048)	(25,641,272)	(58,191,405)
Net increase (decrease)	(396,302)	594,948	$ (4,179,545)	$ 6,271,854
Institutional Class
Shares sold	102,547	185,823	$ 1,119,429	$ 1,915,796
Shares redeemed	(23,711)	(125,753)	(259,932)	(1,180,630)
Net increase (decrease)	78,836	60,070	$ 859,497	$ 735,166

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period, the third quartile for the three-year period, and the fourth quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board noted that there was a portfolio management change for the fund in January 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Semiannual Report

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

ALCG-USAN-0912
1.900743.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Large Cap Growth

Fund - Institutional Class

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Large Cap Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	1.20%
Actual		$ 1,000.00	$ 1,047.90	$ 6.11
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02
Class T	1.49%
Actual		$ 1,000.00	$ 1,046.30	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.47
Class B	1.95%
Actual		$ 1,000.00	$ 1,044.00	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.77
Class C	1.95%
Actual		$ 1,000.00	$ 1,044.30	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.77
Large Cap Growth	.88%
Actual		$ 1,000.00	$ 1,050.20	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.42
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,050.00	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.07

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.1	7.6
Google, Inc. Class A	2.9	2.7
Microsoft Corp.	2.6	2.0
Oracle Corp.	2.2	2.1
Altria Group, Inc.	2.2	1.1
The Coca-Cola Co.	1.8	0.9
QUALCOMM, Inc.	1.8	1.9
Comcast Corp. Class A	1.8	0.0
Motorola Solutions, Inc.	1.8	1.4
Home Depot, Inc.	1.7	0.0
	27.9
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.1	30.4
Consumer Discretionary	15.4	15.7
Health Care	12.1	10.8
Consumer Staples	11.8	10.0
Industrials	9.9	10.9
Asset Allocation (% of fund's net assets)
As of July 31, 2012*		As of January 31, 2012**
	Stocks 96.2%		Stocks 98.5%
	Short-Term Investments and Net Other Assets (Liabilities) 3.8%		Short-Term Investments and Net Other Assets (Liabilities) 1.5%
* Foreign investments	8.3%	** Foreign investments	10.2%

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc.	32,375	$ 1,049,274
Chipotle Mexican Grill, Inc. (a)	3,600	1,052,388
Ignite Restaurant Group, Inc. (a)	5,900	80,653
McDonald's Corp.	12,478	1,115,034
Starbucks Corp.	7,700	348,656
		3,646,005
Household Durables - 0.4%
Toll Brothers, Inc. (a)	20,900	609,653
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	10,850	2,531,305
Priceline.com, Inc. (a)	1,600	1,058,784
		3,590,089
Media - 2.7%
Comcast Corp. Class A	89,651	2,918,140
Discovery Communications, Inc. (a)	14,982	758,539
Time Warner, Inc.	20,687	809,275
		4,485,954
Multiline Retail - 0.6%
Dollar General Corp. (a)	18,200	928,382
Specialty Retail - 4.8%
American Eagle Outfitters, Inc.	30,921	643,775
AutoZone, Inc. (a)	2,500	938,075
DSW, Inc. Class A	15,516	917,306
GNC Holdings, Inc.	10,000	385,300
Home Depot, Inc.	55,058	2,872,926
Limited Brands, Inc.	14,500	689,475
TJX Companies, Inc.	34,500	1,527,660
		7,974,517
Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc.	17,441	860,365
Deckers Outdoor Corp. (a)	2,400	100,104
lululemon athletica, Inc. (a)	9,046	510,918
Michael Kors Holdings Ltd.	20,030	827,039
PVH Corp.	12,200	969,046
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	14,600	794,824
		4,062,296
TOTAL CONSUMER DISCRETIONARY		25,296,896
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 11.8%
Beverages - 3.3%
Anheuser-Busch InBev SA NV	5,100	$ 403,528
Dr Pepper Snapple Group, Inc.	24,190	1,102,580
PepsiCo, Inc.	13,373	972,618
The Coca-Cola Co.	36,863	2,978,530
		5,457,256
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	39,951	1,807,783
Wal-Mart Stores, Inc.	24,868	1,850,925
Walgreen Co.	13,900	505,404
		4,164,112
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)(d)	15,100	275,726
Kraft Foods, Inc. Class A	20,600	818,026
		1,093,752
Household Products - 2.3%
Colgate-Palmolive Co.	14,249	1,529,773
Kimberly-Clark Corp.	16,042	1,394,210
Procter & Gamble Co.	12,800	826,112
		3,750,095
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	5,272	276,147
Tobacco - 2.8%
Altria Group, Inc.	100,964	3,631,675
Lorillard, Inc.	8,200	1,054,848
		4,686,523
TOTAL CONSUMER STAPLES		19,427,885
ENERGY - 5.2%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	12,800	643,456
Halliburton Co.	30,100	997,213
National Oilwell Varco, Inc.	14,657	1,059,701
Noble Corp.	16,200	599,400
Schlumberger Ltd.	20,875	1,487,553
		4,787,323
Oil, Gas & Consumable Fuels - 2.3%
Energen Corp.	3,300	168,993
Marathon Petroleum Corp.	17,960	849,508
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	6,448	$ 563,749
Peabody Energy Corp.	3,953	82,539
Phillips 66	11,600	436,160
Williams Companies, Inc.	54,104	1,719,966
		3,820,915
TOTAL ENERGY		8,608,238
FINANCIALS - 4.7%
Commercial Banks - 1.8%
City National Corp.	16,600	818,048
SunTrust Banks, Inc.	19,200	454,080
U.S. Bancorp	22,745	761,958
Wells Fargo & Co.	26,700	902,727
		2,936,813
Consumer Finance - 0.7%
Capital One Financial Corp.	10,300	581,847
SLM Corp.	36,309	580,581
		1,162,428
Real Estate Investment Trusts - 2.0%
American Tower Corp.	20,332	1,470,207
CBL & Associates Properties, Inc.	26,500	522,845
Digital Realty Trust, Inc.	10,300	804,121
Sovran Self Storage, Inc.	7,900	451,090
		3,248,263
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	23,382	364,292
TOTAL FINANCIALS		7,711,796
HEALTH CARE - 12.1%
Biotechnology - 4.9%
Achillion Pharmaceuticals, Inc. (a)	32,500	215,150
ADVENTRX Pharmaceuticals, Inc. (a)	116,174	73,771
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	39,587	2,208
Alkermes PLC (a)	6,900	128,271
Amgen, Inc.	29,200	2,411,920
ARIAD Pharmaceuticals, Inc. (a)	8,880	169,874
Biogen Idec, Inc. (a)	8,200	1,195,806
BioMarin Pharmaceutical, Inc. (a)	18,400	722,936
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Dynavax Technologies Corp. (a)	68,200	$ 263,252
Gilead Sciences, Inc. (a)	37,581	2,041,776
Theravance, Inc. (a)	13,899	404,878
Vertex Pharmaceuticals, Inc. (a)	7,600	368,676
		7,998,518
Health Care Equipment & Supplies - 0.8%
C.R. Bard, Inc.	6,200	603,012
The Cooper Companies, Inc.	9,000	677,340
		1,280,352
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	26,300	1,044,110
Catamaran Corp. (a)	4,765	404,729
Express Scripts Holding Co. (a)	24,224	1,403,539
Laboratory Corp. of America Holdings (a)	17,121	1,439,705
UnitedHealth Group, Inc.	12,425	634,793
		4,926,876
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)(d)	9,000	373,230
Pharmaceuticals - 3.2%
Eli Lilly & Co.	20,137	886,632
GlaxoSmithKline PLC sponsored ADR	8,900	409,400
Johnson & Johnson	7,700	532,994
Merck & Co., Inc.	26,252	1,159,551
Sanofi SA sponsored ADR	18,200	739,648
Valeant Pharmaceuticals International, Inc. (Canada) (a)	9,100	433,744
ViroPharma, Inc. (a)	5,600	121,576
Watson Pharmaceuticals, Inc. (a)	12,866	1,001,361
		5,284,906
TOTAL HEALTH CARE		19,863,882
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.1%
Raytheon Co.	5,600	310,688
Textron, Inc.	43,950	1,144,898
United Technologies Corp.	26,799	1,994,918
		3,450,504
Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	6,618	115,286
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	19,300	$ 956,894
Quanta Services, Inc. (a)	60,660	1,394,573
		2,466,753
Electrical Equipment - 0.5%
Regal-Beloit Corp.	12,300	791,751
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	18,308	924,371
Danaher Corp.	11,400	602,034
		1,526,405
Machinery - 2.0%
Caterpillar, Inc.	5,765	485,471
Cummins, Inc.	10,200	978,180
Dover Corp.	9,005	490,502
Ingersoll-Rand PLC	19,850	841,839
Snap-On, Inc.	6,878	466,191
		3,262,183
Marine - 0.2%
Kirby Corp. (a)	8,000	422,160
Professional Services - 1.0%
Nielsen Holdings B.V. (a)	21,134	602,319
Qualicorp SA (a)	68,000	605,602
Randstad Holding NV	13,600	412,814
		1,620,735
Road & Rail - 1.4%
Union Pacific Corp.	18,300	2,243,763
Trading Companies & Distributors - 0.3%
Watsco, Inc.	7,400	502,756
TOTAL INDUSTRIALS		16,287,010
INFORMATION TECHNOLOGY - 32.1%
Communications Equipment - 3.6%
Motorola Solutions, Inc.	59,937	2,897,355
QUALCOMM, Inc.	49,900	2,978,032
		5,875,387
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 9.1%
Apple, Inc.	24,490	$ 14,957,510
Fusion-io, Inc. (a)	3,400	65,008
		15,022,518
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (a)	9,875	333,281
TE Connectivity Ltd.	20,124	664,293
		997,574
Internet Software & Services - 4.5%
Active Network, Inc. (a)	58,011	823,176
eBay, Inc. (a)	33,100	1,466,330
Facebook, Inc.:
Class A	9,600	208,416
Class B (a)(e)	6,574	128,449
Google, Inc. Class A (a)	7,592	4,805,508
		7,431,879
IT Services - 5.1%
Accenture PLC Class A	26,465	1,595,840
IBM Corp.	11,354	2,225,157
MasterCard, Inc. Class A	4,133	1,804,344
Visa, Inc. Class A	21,300	2,749,191
		8,374,532
Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV (Netherlands)	17,000	981,872
Avago Technologies Ltd.	27,000	999,000
Broadcom Corp. Class A	26,110	884,607
NXP Semiconductors NV (a)	29,589	668,416
		3,533,895
Software - 7.1%
Aspen Technology, Inc. (a)	19,267	450,462
Citrix Systems, Inc. (a)	9,700	704,996
Microsoft Corp.	146,762	4,325,076
Nuance Communications, Inc. (a)	22,700	461,945
Oracle Corp.	121,786	3,677,937
salesforce.com, Inc. (a)	11,950	1,486,102
VMware, Inc. Class A (a)	6,687	606,912
		11,713,430
TOTAL INFORMATION TECHNOLOGY		52,949,215
Common Stocks - continued
	Shares	Value
MATERIALS - 3.9%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	10,319	$ 829,957
Albemarle Corp.	11,156	649,502
Ashland, Inc.	12,428	874,807
Eastman Chemical Co.	17,594	919,814
LyondellBasell Industries NV Class A	19,051	848,341
Monsanto Co.	17,500	1,498,350
		5,620,771
Metals & Mining - 0.5%
Commercial Metals Co.	67,447	869,392
TOTAL MATERIALS		6,490,163
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	17,271	1,020,025
Vodafone Group PLC sponsored ADR	26,700	767,625
		1,787,650
TOTAL COMMON STOCKS (Cost $144,130,060)		158,422,735
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.17% (b)	6,559,717	6,559,717
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	571,200	571,200
TOTAL MONEY MARKET FUNDS (Cost $7,130,917)		7,130,917
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $151,260,977)		165,553,652
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(868,049)
NET ASSETS - 100%		$ 164,685,603
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $128,449 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 164,398
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,653
Fidelity Securities Lending Cash Central Fund	21,426
Total	$ 25,079
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,296,896	$ 25,296,896	$ -	$ -
Consumer Staples	19,427,885	19,024,357	403,528	-
Energy	8,608,238	8,608,238	-	-
Financials	7,711,796	7,711,796	-	-
Health Care	19,863,882	19,861,674	2,208	-
Industrials	16,287,010	16,287,010	-	-
Information Technology	52,949,215	51,838,894	1,110,321	-
Materials	6,490,163	6,490,163	-	-
Telecommunication Services	1,787,650	1,787,650	-	-
Money Market Funds	7,130,917	7,130,917	-	-
Total Investments in Securities:	$ 165,553,652	$ 164,037,595	$ 1,516,057	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $548,086) - See accompanying schedule: Unaffiliated issuers (cost $144,130,060)	$ 158,422,735
Fidelity Central Funds (cost $7,130,917)	7,130,917
Total Investments (cost $151,260,977)		$ 165,553,652
Receivable for investments sold		2,936,367
Receivable for fund shares sold		230,414
Dividends receivable		45,491
Distributions receivable from Fidelity Central Funds		1,148
Other receivables		4,231
Total assets		168,771,303

Liabilities
Payable for investments purchased	$ 3,152,496
Payable for fund shares redeemed	208,232
Accrued management fee	64,228
Distribution and service plan fees payable	12,305
Other affiliated payables	38,626
Other payables and accrued expenses	38,613
Collateral on securities loaned, at value	571,200
Total liabilities		4,085,700

Net Assets		$ 164,685,603
Net Assets consist of:
Paid in capital		$ 163,039,461
Undistributed net investment income		225,006
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,871,246)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,292,382
Net Assets		$ 164,685,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,891,566 ÷ 1,294,589 shares)	$ 10.73

Maximum offering price per share (100/94.25 of $10.73)	$ 11.38
Class T: Net Asset Value and redemption price per share ($5,792,989 ÷ 545,404 shares)	$ 10.62

Maximum offering price per share (100/96.50 of $10.62)	$ 11.01
Class B: Net Asset Value and offering price per share ($1,476,023 ÷ 141,462 shares)A	$ 10.43

Class C: Net Asset Value and offering price per share ($7,103,396 ÷ 684,945 shares)A	$ 10.37

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($134,368,792 ÷ 12,352,608 shares)	$ 10.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,052,837 ÷ 187,820 shares)	$ 10.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,086,848
Income from Fidelity Central Funds		25,079
Total income		1,111,927

Expenses
Management fee Basic fee	$ 463,031
Performance adjustment	(79,263)
Transfer agent fees	206,631
Distribution and service plan fees	73,380
Accounting and security lending fees	32,482
Custodian fees and expenses	24,723
Independent trustees' compensation	537
Registration fees	68,754
Audit	25,301
Legal	303
Miscellaneous	777
Total expenses before reductions	816,656
Expense reductions	(7,371)	809,285
Net investment income (loss)		302,642
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,080,344
Foreign currency transactions	(6,725)
Total net realized gain (loss)		5,073,619
Change in net unrealized appreciation (depreciation) on: Investment securities	2,340,461
Assets and liabilities in foreign currencies	(19)
Total change in net unrealized appreciation (depreciation)		2,340,442
Net gain (loss)		7,414,061
Net increase (decrease) in net assets resulting from operations		$ 7,716,703

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 302,642	$ (81,197)
Net realized gain (loss)	5,073,619	18,062,027
Change in net unrealized appreciation (depreciation)	2,340,442	(12,510,318)
Net increase (decrease) in net assets resulting from operations	7,716,703	5,470,512
Share transactions - net increase (decrease)	(2,562,048)	17,565,380
Total increase (decrease) in net assets	5,154,655	23,035,892

Net Assets
Beginning of period	159,530,948	136,495,056
End of period (including undistributed net investment income of $225,006 and accumulated net investment loss of $77,636, respectively)	$ 164,685,603	$ 159,530,948

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 9.84	$ 7.64	$ 6.12	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.02)	.01	.02	(.03)
Net realized and unrealized gain (loss)	.48	.43	2.22	1.53	(3.71)	(.72)
Total from investment operations	.49	.40	2.20	1.54	(3.69)	(.75)
Distributions from net investment income	-	-	-	(.02)	(.04)	-
Distributions from net realized gain	-	-	-	-	-	(1.25)
Total distributions	-	-	-	(.02)	(.04)	(1.25)
Net asset value, end of period	$ 10.73	$ 10.24	$ 9.84	$ 7.64	$ 6.12	$ 9.85
Total Return B,C,D	4.79%	4.07%	28.80%	25.14%	(37.49)%	(6.99)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.20% A	1.17%	1.12%	1.07%	1.01%	1.20% A
Expenses net of fee waivers, if any	1.20% A	1.17%	1.12%	1.07%	1.01%	1.20% A
Expenses net of all reductions	1.19% A	1.16%	1.12%	1.06%	1.01%	1.20% A
Net investment income (loss)	.15% A	(.26)%	(.28)%	.08%	.20%	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,892	$ 12,727	$ 6,669	$ 3,805	$ 2,159	$ 1,302
Portfolio turnover rate G	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.78	$ 7.61	$ 6.11	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.01)	(.05)	(.05)	(.02)	(.01)	(.06)
Net realized and unrealized gain (loss)	.48	.42	2.22	1.52	(3.70)	(.69)
Total from investment operations	.47	.37	2.17	1.50	(3.71)	(.75)
Distributions from net investment income	-	-	-	- J	(.03)	-
Distributions from net realized gain	-	-	-	-	-	(1.25)
Total distributions	-	-	-	- J	(.03)	(1.25)
Net asset value, end of period	$ 10.62	$ 10.15	$ 9.78	$ 7.61	$ 6.11	$ 9.85
Total Return B,C,D	4.63%	3.78%	28.52%	24.60%	(37.71)%	(7.05)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.49% A	1.44%	1.42%	1.38%	1.31%	1.47% A
Expenses net of fee waivers, if any	1.49% A	1.44%	1.42%	1.38%	1.31%	1.47% A
Expenses net of all reductions	1.48% A	1.44%	1.42%	1.36%	1.31%	1.47% A
Net investment income (loss)	(.14)% A	(.53)%	(.58)%	(.23)%	(.10)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,793	$ 5,876	$ 2,900	$ 1,548	$ 820	$ 1,097
Portfolio turnover rate G	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 9.68	$ 7.57	$ 6.09	$ 9.83	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.09)	(.05)	(.05)	(.12)
Net realized and unrealized gain (loss)	.47	.41	2.20	1.53	(3.69)	(.70)
Total from investment operations	.44	.31	2.11	1.48	(3.74)	(.82)
Distributions from net realized gain	-	-	-	-	- J	(1.20)
Total distributions	-	-	-	-	- J	(1.20)
Net asset value, end of period	$ 10.43	$ 9.99	$ 9.68	$ 7.57	$ 6.09	$ 9.83
Total Return B,C,D	4.40%	3.20%	27.87%	24.30%	(38.01)%	(7.62)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	1.92%	1.87%	1.82%	1.76%	1.99% A
Expenses net of fee waivers, if any	1.95% A	1.92%	1.87%	1.82%	1.76%	1.99% A
Expenses net of all reductions	1.94% A	1.92%	1.87%	1.80%	1.76%	1.99% A
Net investment income (loss)	(.60)% A	(1.01)%	(1.03)%	(.67)%	(.56)%	(1.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,476	$ 1,610	$ 2,143	$ 1,466	$ 815	$ 543
Portfolio turnover rate G	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.62	$ 7.52	$ 6.06	$ 9.82	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.09)	(.05)	(.04)	(.11)
Net realized and unrealized gain (loss)	.47	.41	2.19	1.51	(3.69)	(.70)
Total from investment operations	.44	.31	2.10	1.46	(3.73)	(.81)
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	-	-	-	-	-	(1.22)
Total distributions	-	-	-	-	(.03)	(1.22)
Net asset value, end of period	$ 10.37	$ 9.93	$ 9.62	$ 7.52	$ 6.06	$ 9.82
Total Return B,C,D	4.43%	3.22%	27.93%	24.09%	(37.98)%	(7.54)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	1.92%	1.87%	1.82%	1.77%	1.96% A
Expenses net of fee waivers, if any	1.95% A	1.92%	1.87%	1.82%	1.77%	1.96% A
Expenses net of all reductions	1.94% A	1.91%	1.87%	1.80%	1.77%	1.96% A
Net investment income (loss)	(.60)% A	(1.00)%	(1.03)%	(.67)%	(.57)%	(1.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,103	$ 6,061	$ 3,623	$ 1,917	$ 1,441	$ 945
Portfolio turnover rate G	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Growth

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.93	$ 7.69	$ 6.15	$ 9.89	$ 11.92
Income from Investment Operations
Net investment income (loss) D	.03	- H	- H	.02	.04	(.01)
Net realized and unrealized gain (loss)	.49	.43	2.24	1.55	(3.73)	(.77)
Total from investment operations	.52	.43	2.24	1.57	(3.69)	(.78)
Distributions from net investment income	-	-	-	(.03)	(.05)	-
Distributions from net realized gain	-	-	-	-	-	(1.25)
Total distributions	-	-	-	(.03)	(.05)	(1.25)
Net asset value, end of period	$ 10.88	$ 10.36	$ 9.93	$ 7.69	$ 6.15	$ 9.89
Total Return B,C	5.02%	4.33%	29.13%	25.50%	(37.36)%	(7.26)%
Ratios to Average Net Assets E,G
Expenses before reductions	.88% A	.88%	.87%	.81%	.75%	1.03%
Expenses net of fee waivers, if any	.88% A	.88%	.87%	.81%	.74%	.99%
Expenses net of all reductions	.88% A	.87%	.86%	.80%	.74%	.98%
Net investment income (loss)	.46% A	.04%	(.02)%	.34%	.47%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,369	$ 132,123	$ 120,671	$ 96,661	$ 85,332	$ 147,864
Portfolio turnover rate F	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 9.97	$ 7.72	$ 6.18	$ 9.88	$ 11.85
Income from Investment Operations
Net investment income (loss) D	.03	.01	- I	.03	.04	- I
Net realized and unrealized gain (loss)	.49	.43	2.25	1.54	(3.72)	(.70)
Total from investment operations	.52	.44	2.25	1.57	(3.68)	(.70)
Distributions from net investment income	-	-	-	(.03)	(.02)	-
Distributions from net realized gain	-	-	-	-	-	(1.27)
Total distributions	-	-	-	(.03)	(.02)	(1.27)
Net asset value, end of period	$ 10.93	$ 10.41	$ 9.97	$ 7.72	$ 6.18	$ 9.88
Total Return B,C	5.00%	4.41%	29.15%	25.42%	(37.29)%	(6.64)%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.83%	.86%	.76%	.68%	.88% A
Expenses net of fee waivers, if any	.81% A	.83%	.86%	.76%	.68%	.88% A
Expenses net of all reductions	.80% A	.82%	.86%	.74%	.68%	.88% A
Net investment income (loss)	.54% A	.08%	(.02) %	.39%	.52%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,053	$ 1,134	$ 488	$ 111	$ 277	$ 386
Portfolio turnover rate F	180% A	108%	126%	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Large Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Large Cap Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,196,229
Gross unrealized depreciation	(4,628,386)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,567,843

Tax cost	$ 151,985,809

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (9,033,793)
2018	(8,660,101)
Total capital loss carryforwards	$ (17,693,894)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $145,524,109 and $151,586,857, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Large Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 17,146	$ 1,475
Class T	.25%	.25%	14,640	128
Class B	.75%	.25%	7,890	5,932
Class C	.75%	.25%	33,704	12,150
			$ 73,380	$ 19,685

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,088
Class T	2,610
Class B*	2,859
Class C*	1,768
$ 15,325

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,833.30
Class T	9,913.34
Class B	2,370.30
Class C	10,187.30
Large Cap Growth	161,713.24
Institutional Class	1,615.16
	$ 206,631

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,701 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $235 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $21,426. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,369 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class A
Shares sold	260,184	943,999	$ 2,793,346	$ 9,391,213
Shares redeemed	(208,568)	(378,889)	(2,265,331)	(3,682,555)
Net increase (decrease)	51,616	565,110	$ 528,015	$ 5,708,658
Class T
Shares sold	74,939	899,142	$ 796,881	$ 9,125,430
Shares redeemed	(108,447)	(616,824)	(1,156,012)	(6,053,114)
Net increase (decrease)	(33,508)	282,318	$ (359,131)	$ 3,072,316
Class B
Shares sold	3,327	19,634	$ 34,345	$ 195,465
Shares redeemed	(22,954)	(80,066)	(242,169)	(776,888)
Net increase (decrease)	(19,627)	(60,432)	$ (207,824)	$ (581,423)
Class C
Shares sold	171,473	689,847	$ 1,793,818	$ 6,821,638
Shares redeemed	(96,725)	(456,431)	(996,878)	(4,462,829)
Net increase (decrease)	74,748	233,416	$ 796,940	$ 2,358,809
Large Cap Growth
Shares sold	1,960,102	6,389,996	$ 21,461,727	$ 64,463,259
Shares redeemed	(2,356,404)	(5,795,048)	(25,641,272)	(58,191,405)
Net increase (decrease)	(396,302)	594,948	$ (4,179,545)	$ 6,271,854
Institutional Class
Shares sold	102,547	185,823	$ 1,119,429	$ 1,915,796
Shares redeemed	(23,711)	(125,753)	(259,932)	(1,180,630)
Net increase (decrease)	78,836	60,070	$ 859,497	$ 735,166

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period, the third quartile for the three-year period, and the fourth quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board noted that there was a portfolio management change for the fund in January 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Semiannual Report

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

ALCGI-USAN-0912
1.900738.103

Fidelity®

Stock Selector Large Cap Value

Fund

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	.87%
Actual		$ 1,000.00	$ 1,036.40	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.54	$ 4.37
Class T	1.14%
Actual		$ 1,000.00	$ 1,035.40	$ 5.77
HypotheticalA		$ 1,000.00	$ 1,019.19	$ 5.72
Class B	1.62%
Actual		$ 1,000.00	$ 1,031.70	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.12
Class C	1.63%
Actual		$ 1,000.00	$ 1,033.00	$ 8.24
HypotheticalA		$ 1,000.00	$ 1,016.76	$ 8.17
Stock Selector Large Cap Value	.57%
Actual		$ 1,000.00	$ 1,038.10	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.03	$ 2.87
Institutional Class	.60%
Actual		$ 1,000.00	$ 1,037.20	$ 3.04
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.3	2.8
General Electric Co.	3.2	2.8
Chevron Corp.	3.1	1.0
Berkshire Hathaway, Inc. Class B	3.0	2.7
Pfizer, Inc.	2.9	2.8
Occidental Petroleum Corp.	2.4	1.8
Johnson & Johnson	2.2	2.0
Merck & Co., Inc.	2.2	2.1
Royal Dutch Shell PLC Class A sponsored ADR	2.1	2.8
Procter & Gamble Co.	2.1	2.0
	26.5
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	25.0
Energy	16.9	12.4
Health Care	11.1	12.4
Industrials	8.7	9.0
Consumer Staples	7.4	7.6
Asset Allocation (% of fund's net assets)
As of July 31, 2012 *		As of January 31, 2012 **
	Stocks and Equity Futures 99.6%		Stocks and Equity Futures 99.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	13.1%	** Foreign investments	14.1%

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.5%
Delphi Automotive PLC	91,100	$ 2,586,329
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp. unit	90,000	2,995,200
Penn National Gaming, Inc. (a)	55,849	2,173,643
		5,168,843
Household Durables - 0.5%
Jarden Corp.	54,195	2,449,614
Media - 2.5%
Comcast Corp. Class A	162,375	5,285,306
Omnicom Group, Inc.	37,500	1,881,750
The Walt Disney Co.	97,300	4,781,322
		11,948,378
Multiline Retail - 1.5%
Macy's, Inc.	71,300	2,555,392
Target Corp.	79,934	4,847,997
		7,403,389
Specialty Retail - 1.1%
Best Buy Co., Inc.	77,600	1,403,784
Lowe's Companies, Inc.	151,363	3,840,079
		5,243,863
TOTAL CONSUMER DISCRETIONARY		34,800,416
CONSUMER STAPLES - 7.4%
Beverages - 1.1%
Dr Pepper Snapple Group, Inc.	48,800	2,224,304
Molson Coors Brewing Co. Class B	74,500	3,152,840
		5,377,144
Food & Staples Retailing - 1.4%
Kroger Co.	96,430	2,137,853
Walgreen Co.	128,440	4,670,078
		6,807,931
Food Products - 2.5%
ConAgra Foods, Inc.	111,710	2,758,120
Kraft Foods, Inc. Class A	157,990	6,273,783
The J.M. Smucker Co.	40,420	3,104,256
		12,136,159
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.1%
Procter & Gamble Co.	153,780	$ 9,924,961
Tobacco - 0.3%
Lorillard, Inc.	13,200	1,698,048
TOTAL CONSUMER STAPLES		35,944,243
ENERGY - 16.9%
Energy Equipment & Services - 1.7%
Halliburton Co.	98,446	3,261,516
National Oilwell Varco, Inc.	41,600	3,007,680
Schlumberger Ltd.	23,300	1,660,358
		7,929,554
Oil, Gas & Consumable Fuels - 15.2%
Anadarko Petroleum Corp.	83,320	5,785,741
Apache Corp.	28,392	2,445,119
BP PLC sponsored ADR	127,800	5,099,220
Chevron Corp.	138,900	15,220,662
Marathon Petroleum Corp.	82,800	3,916,440
Noble Energy, Inc.	38,980	3,408,021
Occidental Petroleum Corp.	134,278	11,686,214
Phillips 66	35,900	1,349,840
Royal Dutch Shell PLC Class A sponsored ADR	147,087	10,031,333
Suncor Energy, Inc.	278,900	8,526,773
Williams Companies, Inc.	192,398	6,116,332
		73,585,695
TOTAL ENERGY		81,515,249
FINANCIALS - 25.7%
Capital Markets - 3.7%
Bank of New York Mellon Corp.	230,200	4,898,656
Invesco Ltd.	183,500	4,060,855
Morgan Stanley	170,000	2,322,200
State Street Corp.	134,000	5,410,920
SWS Group, Inc.	217,000	1,243,410
		17,936,041
Commercial Banks - 8.8%
CIT Group, Inc. (a)	106,100	3,874,772
Itau Unibanco Banco Multiplo SA sponsored ADR	218,900	3,460,809
PNC Financial Services Group, Inc.	102,000	6,028,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Popular, Inc. (a)	257,280	$ 3,877,210
U.S. Bancorp	285,200	9,554,200
Wells Fargo & Co.	470,700	15,914,367
		42,709,558
Consumer Finance - 1.0%
SLM Corp.	292,800	4,681,872
Insurance - 7.3%
ACE Ltd.	71,300	5,240,550
AFLAC, Inc.	93,750	4,104,375
Berkshire Hathaway, Inc. Class B (a)	169,557	14,385,216
MetLife, Inc.	134,800	4,147,796
StanCorp Financial Group, Inc.	60,900	1,812,384
Torchmark Corp.	66,550	3,310,863
XL Group PLC Class A	112,600	2,325,190
		35,326,374
Real Estate Investment Trusts - 2.0%
American Tower Corp.	48,500	3,507,035
Boston Properties, Inc.	25,000	2,772,500
Public Storage	21,100	3,142,845
		9,422,380
Real Estate Management & Development - 2.2%
Kennedy-Wilson Holdings, Inc.	783,800	10,722,384
Thrifts & Mortgage Finance - 0.7%
People's United Financial, Inc.	279,800	3,206,508
TOTAL FINANCIALS		124,005,117
HEALTH CARE - 11.1%
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	5,300	310,103
Covidien PLC	24,100	1,346,708
Medtronic, Inc.	27,700	1,091,934
Zimmer Holdings, Inc.	35,700	2,103,801
		4,852,546
Health Care Providers & Services - 1.8%
Aetna, Inc.	24,800	894,288
Humana, Inc.	4,800	295,680
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	96,800	$ 4,945,512
WellPoint, Inc.	43,901	2,339,484
		8,474,964
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	56,442	3,142,126
Pharmaceuticals - 7.7%
Eli Lilly & Co.	18,400	810,152
Johnson & Johnson	156,400	10,826,008
Merck & Co., Inc.	242,600	10,715,642
Pfizer, Inc.	583,100	14,017,724
Teva Pharmaceutical Industries Ltd. sponsored ADR	14,700	601,083
Watson Pharmaceuticals, Inc. (a)	5,300	412,499
		37,383,108
TOTAL HEALTH CARE		53,852,744
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.5%
Raytheon Co.	84,100	4,665,868
United Technologies Corp.	34,300	2,553,292
		7,219,160
Commercial Services & Supplies - 1.6%
Corrections Corp. of America	95,600	2,971,248
Republic Services, Inc.	61,400	1,776,302
The Geo Group, Inc. (a)	124,000	2,866,880
		7,614,430
Construction & Engineering - 1.5%
AECOM Technology Corp. (a)	247,500	4,011,975
Foster Wheeler AG (a)	193,800	3,496,152
		7,508,127
Industrial Conglomerates - 3.2%
General Electric Co.	757,600	15,720,200
Machinery - 0.3%
Stanley Black & Decker, Inc.	19,917	1,332,248
Road & Rail - 0.6%
Union Pacific Corp.	23,600	2,893,596
TOTAL INDUSTRIALS		42,287,761
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 1.8%
Brocade Communications Systems, Inc. (a)	228,300	$ 1,134,651
Cisco Systems, Inc.	490,700	7,826,665
		8,961,316
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	235,927	4,303,308
Electronic Equipment & Components - 1.0%
Corning, Inc.	208,498	2,378,962
Jabil Circuit, Inc.	107,648	2,335,962
		4,714,924
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Corp. Class A	72,600	2,459,688
Freescale Semiconductor Holdings I Ltd. (a)	169,959	1,813,463
Intersil Corp. Class A	194,138	1,788,011
Marvell Technology Group Ltd.	186,164	2,096,207
ON Semiconductor Corp. (a)	219,900	1,526,106
		9,683,475
Software - 0.4%
Symantec Corp. (a)	125,900	1,982,925
TOTAL INFORMATION TECHNOLOGY		29,645,948
MATERIALS - 4.1%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	38,150	3,068,405
Ashland, Inc.	70,900	4,990,651
Eastman Chemical Co.	46,900	2,451,932
LyondellBasell Industries NV Class A	99,720	4,440,532
		14,951,520
Containers & Packaging - 0.6%
Rock-Tenn Co. Class A	49,770	2,897,609
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	60,200	2,026,934
TOTAL MATERIALS		19,876,063
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	242,700	9,203,184
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.	80,814	$ 3,357,014
Frontier Communications Corp. (d)	396,900	1,555,848
		14,116,046
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	314,500	2,122,875
TOTAL TELECOMMUNICATION SERVICES		16,238,921
UTILITIES - 7.2%
Electric Utilities - 4.4%
Duke Energy Corp.	57,800	3,917,684
FirstEnergy Corp.	51,900	2,606,418
ITC Holdings Corp.	41,000	3,041,790
NextEra Energy, Inc.	58,310	4,134,179
Northeast Utilities	110,000	4,386,800
OGE Energy Corp.	56,640	3,008,150
		21,095,021
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	58,630	1,001,987
The AES Corp. (a)	142,190	1,714,811
		2,716,798
Multi-Utilities - 2.2%
CMS Energy Corp.	95,600	2,357,496
PG&E Corp.	76,800	3,545,088
Sempra Energy	71,450	5,030,795
		10,933,379
TOTAL UTILITIES		34,745,198
TOTAL COMMON STOCKS (Cost $480,186,918)		472,911,660
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.1% 8/23/12 (e) (Cost $449,978)	$ 450,000	449,986
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	12,034,404	$ 12,034,404
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,580,000	1,580,000
TOTAL MONEY MARKET FUNDS (Cost $13,614,404)		13,614,404
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $494,251,300)		486,976,050
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,466,476)
NET ASSETS - 100%		$ 483,509,574
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
127 Russell 1000 Index Contracts	Sept. 2012	$ 8,555,990	$ 226,669

The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $369,988.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,668
Fidelity Securities Lending Cash Central Fund	22,033
Total	$ 28,701
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,800,416	$ 34,800,416	$ -	$ -
Consumer Staples	35,944,243	35,944,243	-	-
Energy	81,515,249	81,515,249	-	-
Financials	124,005,117	124,005,117	-	-
Health Care	53,852,744	53,852,744	-	-
Industrials	42,287,761	42,287,761	-	-
Information Technology	29,645,948	29,645,948	-	-
Materials	19,876,063	19,876,063	-	-
Telecommunication Services	16,238,921	16,238,921	-	-
Utilities	34,745,198	34,745,198	-	-
U.S. Government and Government Agency Obligations	449,986	-	449,986	-
Money Market Funds	13,614,404	13,614,404	-	-
Total Investments in Securities:	$ 486,976,050	$ 486,526,064	$ 449,986	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 226,669	$ 226,669	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 226,669	$ -
Total Value of Derivatives	$ 226,669	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.9%
United Kingdom	3.1%
Switzerland	1.8%
Canada	1.8%
Bermuda	1.6%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,548,400) - See accompanying schedule: Unaffiliated issuers (cost $480,636,896)	$ 473,361,646
Fidelity Central Funds (cost $13,614,404)	13,614,404
Total Investments (cost $494,251,300)		$ 486,976,050
Receivable for investments sold		835,691
Receivable for fund shares sold		172,957
Dividends receivable		515,926
Distributions receivable from Fidelity Central Funds		10,981
Other receivables		4,080
Total assets		488,515,685

Liabilities
Payable to custodian bank	$ 1,634,124
Payable for investments purchased	347,437
Payable for fund shares redeemed	1,126,236
Accrued management fee	96,714
Distribution and service plan fees payable	11,367
Payable for daily variation margin on futures contracts	60,960
Other affiliated payables	117,566
Other payables and accrued expenses	31,707
Collateral on securities loaned, at value	1,580,000
Total liabilities		5,006,111

Net Assets		$ 483,509,574
Net Assets consist of:
Paid in capital		$ 858,255,209
Undistributed net investment income		4,450,624
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(372,147,678)
Net unrealized appreciation (depreciation) on investments		(7,048,581)
Net Assets		$ 483,509,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,915,491 ÷ 1,524,014 shares)	$ 11.10

Maximum offering price per share (100/94.25 of $11.10)	$ 11.78
Class T: Net Asset Value and redemption price per share ($5,758,858 ÷ 518,969 shares)	$ 11.10

Maximum offering price per share (100/96.50 of $11.10)	$ 11.50
Class B: Net Asset Value and offering price per share ($1,609,433 ÷ 145,498 shares)A	$ 11.06

Class C: Net Asset Value and offering price per share ($4,921,616 ÷ 449,216 shares)A	$ 10.96

Stock Selector Large Cap Value: Net Asset Value, offering price and redemption price per share ($452,381,514 ÷ 40,466,917 shares)	$ 11.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,922,662 ÷ 172,627 shares)	$ 11.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Dividends		$ 5,951,842
Interest		160
Income from Fidelity Central Funds		28,701
Total income		5,980,703

Expenses
Management fee Basic fee	$ 1,387,655
Performance adjustment	(797,035)
Transfer agent fees	633,685
Distribution and service plan fees	69,180
Accounting and security lending fees	96,613
Custodian fees and expenses	14,305
Independent trustees' compensation	1,633
Registration fees	60,194
Audit	26,083
Legal	1,025
Miscellaneous	3,019
Total expenses before reductions	1,496,357
Expense reductions	(7,419)	1,488,938
Net investment income (loss)		4,491,765
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,012,068
Foreign currency transactions	19,737
Futures contracts	173,540
Total net realized gain (loss)		8,205,345
Change in net unrealized appreciation (depreciation) on: Investment securities	5,972,132
Futures contracts	224,092
Total change in net unrealized appreciation (depreciation)		6,196,224
Net gain (loss)		14,401,569
Net increase (decrease) in net assets resulting from operations		$ 18,893,334

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,491,765	$ 10,198,233
Net realized gain (loss)	8,205,345	82,077,771
Change in net unrealized appreciation (depreciation)	6,196,224	(80,818,055)
Net increase (decrease) in net assets resulting from operations	18,893,334	11,457,949
Distributions to shareholders from net investment income	-	(10,179,715)
Share transactions - net increase (decrease)	(51,154,319)	(323,065,032)
Total increase (decrease) in net assets	(32,260,985)	(321,786,798)

Net Assets
Beginning of period	515,770,559	837,557,357
End of period (including undistributed net investment income of $4,450,624 and distributions in excess of net investment income of $41,141, respectively)	$ 483,509,574	$ 515,770,559

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.72	$ 9.35	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.08	.14	.09	.09	.16	.12
Net realized and unrealized gain (loss)	.31	.02	1.38	1.85	(6.00)	(1.00)
Total from investment operations	.39	.16	1.47	1.94	(5.84)	(.88)
Distributions from net investment income	-	(.17)	(.10)	(.12)	(.17)	(.12)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.17)	(.10)	(.12)	(.17)	(.99)
Net asset value, end of period	$ 11.10	$ 10.71	$ 10.72	$ 9.35	$ 7.53	$ 13.54
Total Return B, C, D	3.64%	1.58%	15.79%	25.74%	(43.20)%	(6.04)%
Ratios to Average Net Assets F, I
Expenses before reductions	.87% A	.87%	1.00%	1.15%	1.17%	1.22% A
Expenses net of fee waivers, if any	.87% A	.87%	1.00%	1.15%	1.17%	1.22% A
Expenses net of all reductions	.87% A	.86%	1.00%	1.13%	1.17%	1.22% A
Net investment income (loss)	1.54% A	1.38%	.87%	1.08%	1.47%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,915	$ 18,900	$ 20,815	$ 23,778	$ 22,577	$ 9,774
Portfolio turnover rate G	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.74	$ 9.36	$ 7.54	$ 13.53	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.07	.12	.06	.07	.12	.08
Net realized and unrealized gain (loss)	.31	.01	1.39	1.84	(5.97)	(1.01)
Total from investment operations	.38	.13	1.45	1.91	(5.85)	(.93)
Distributions from net investment income	-	(.15)	(.07)	(.09)	(.14)	(.08)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.15)	(.07)	(.09)	(.14)	(.95)
Net asset value, end of period	$ 11.10	$ 10.72	$ 10.74	$ 9.36	$ 7.54	$ 13.53
Total Return B, C, D	3.54%	1.26%	15.50%	25.30%	(43.34)%	(6.34)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.14% A	1.14%	1.29%	1.45%	1.49%	1.47% A
Expenses net of fee waivers, if any	1.14% A	1.14%	1.29%	1.45%	1.49%	1.47% A
Expenses net of all reductions	1.13% A	1.13%	1.28%	1.44%	1.49%	1.47% A
Net investment income (loss)	1.27% A	1.11%	.59%	.78%	1.15%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,759	$ 5,603	$ 5,625	$ 9,101	$ 9,792	$ 5,976
Portfolio turnover rate G	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.72	$ 9.35	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.04	.07	.01	.02	.07	.01
Net realized and unrealized gain (loss)	.30	.02	1.38	1.85	(5.98)	(1.00)
Total from investment operations	.34	.09	1.39	1.87	(5.91)	(.99)
Distributions from net investment income	-	(.09)	(.02)	(.05)	(.10)	(.01)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.09)	(.02)	(.05)	(.10)	(.88)
Net asset value, end of period	$ 11.06	$ 10.72	$ 10.72	$ 9.35	$ 7.53	$ 13.54
Total Return B, C, D	3.17%	.86%	14.87%	24.79%	(43.71)%	(6.74)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.62% A	1.62%	1.80%	1.98%	2.07%	1.99% A
Expenses net of fee waivers, if any	1.62% A	1.62%	1.80%	1.98%	2.00%	1.99% A
Expenses net of all reductions	1.62% A	1.62%	1.79%	1.97%	2.00%	1.99% A
Net investment income (loss)	.78% A	.63%	.08%	.24%	.64%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,609	$ 1,819	$ 2,274	$ 2,711	$ 2,600	$ 1,860
Portfolio turnover rate G	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.63	$ 9.30	$ 7.49	$ 13.52	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.04	.07	.01	.03	.08	.01
Net realized and unrealized gain (loss)	.31	.01	1.36	1.84	(5.97)	(.98)
Total from investment operations	.35	.08	1.37	1.87	(5.89)	(.97)
Distributions from net investment income	-	(.10)	(.04)	(.06)	(.14)	(.05)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.10)	(.04)	(.06)	(.14)	(.92)
Net asset value, end of period	$ 10.96	$ 10.61	$ 10.63	$ 9.30	$ 7.49	$ 13.52
Total Return B, C, D	3.30%	.85%	14.79%	24.97%	(43.65)%	(6.61)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.62%	1.75%	1.89%	1.91%	1.94% A
Expenses net of fee waivers, if any	1.63% A	1.62%	1.75%	1.89%	1.91%	1.94% A
Expenses net of all reductions	1.62% A	1.61%	1.74%	1.88%	1.91%	1.94% A
Net investment income (loss)	.78% A	.63%	.13%	.34%	.73%	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,922	$ 4,979	$ 3,959	$ 3,491	$ 2,352	$ 1,208
Portfolio turnover rate G	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Large Cap Value

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.78	$ 9.40	$ 7.56	$ 13.57	$ 15.19
Income from Investment Operations
Net investment income (loss) D	.10	.18	.11	.12	.20	.18
Net realized and unrealized gain (loss)	.31	.01	1.40	1.86	(6.02)	(.80)
Total from investment operations	.41	.19	1.51	1.98	(5.82)	(.62)
Distributions from net investment income	-	(.20)	(.13)	(.14)	(.19)	(.13)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.20)	(.13)	(.14)	(.19)	(1.00)
Net asset value, end of period	$ 11.18	$ 10.77	$ 10.78	$ 9.40	$ 7.56	$ 13.57
Total Return B, C	3.81%	1.85%	16.09%	26.21%	(43.03)%	(4.39)%
Ratios to Average Net Assets E, G
Expenses before reductions	.57% A	.57%	.73%	.85%	.86%	.86%
Expenses net of fee waivers, if any	.57% A	.57%	.73%	.85%	.86%	.85%
Expenses net of all reductions	.57% A	.56%	.72%	.84%	.86%	.85%
Net investment income (loss)	1.84% A	1.68%	1.15%	1.38%	1.78%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 452,382	$ 482,950	$ 803,009	$ 914,828	$ 916,490	$ 1,483,574
Portfolio turnover rate F	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.74	$ 9.37	$ 7.54	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.10	.17	.11	.12	.20	.17
Net realized and unrealized gain (loss)	.30	.02	1.39	1.85	(6.01)	(1.02)
Total from investment operations	.40	.19	1.50	1.97	(5.81)	(.85)
Distributions from net investment income	-	(.19)	(.13)	(.14)	(.19)	(.15)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.19)	(.13)	(.14)	(.19)	(1.02)
Net asset value, end of period	$ 11.14	$ 10.74	$ 10.74	$ 9.37	$ 7.54	$ 13.54
Total Return B, C	3.72%	1.92%	16.04%	26.18%	(43.00)%	(5.82)%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.60%	.74%	.87%	.85%	.85% A
Expenses net of fee waivers, if any	.60% A	.60%	.74%	.87%	.85%	.85% A
Expenses net of all reductions	.60% A	.60%	.73%	.86%	.85%	.84% A
Net investment income (loss)	1.81% A	1.65%	1.14%	1.36%	1.79%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,923	$ 1,519	$ 1,876	$ 2,279	$ 1,304	$ 1,060
Portfolio turnover rate F	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 40,637,454
Gross unrealized depreciation	(54,313,545)
Net unrealized appreciation (depreciation) on securities and other investments	$ (13,676,091)

Tax cost	$ 500,652,141

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (182,900,202)
2018	(188,104,839)
Total with expiration	$ (371,005,041)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $173,540 and a change in net unrealized appreciation (depreciation) of $224,092 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $154,013,791 and $204,728,934, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .24% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 22,037	$ 378
Class T	.25%	.25%	14,262	95

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class B	.75%	.25%	$ 8,599	$ 6,466
Class C	.75%	.25%	24,282	7,471
			$ 69,180	$ 14,410

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,002
Class T	1,207
Class B*	2,601
Class C*	957
$ 9,767

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 26,655.30
Class T	9,028.32
Class B	2,602.30
Class C	7,434.31

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Stock Selector Large Cap Value	$ 585,545.25
Institutional Class	2,421.28
	$ 633,685

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,280 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $727 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,033. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,419 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2012	Year ended January 31, 2012
From net investment income
Class A	$ -	$ 291,163
Class T	-	76,828
Class B	-	14,902
Class C	-	43,527
Stock Selector Large Cap Value	-	9,726,457
Institutional Class	-	26,838
Total	$ -	$ 10,179,715

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class A
Shares sold	126,443	537,296	$ 1,382,622	$ 5,591,381
Reinvestment of distributions	-	26,981	-	272,774
Shares redeemed	(366,625)	(742,040)	(4,035,272)	(7,769,301)
Net increase (decrease)	(240,182)	(177,763)	$ (2,652,650)	$ (1,905,146)
Class T
Shares sold	61,302	164,778	$ 673,987	$ 1,752,467
Reinvestment of distributions	-	7,415	-	75,038
Shares redeemed	(64,766)	(173,682)	(710,478)	(1,851,245)
Net increase (decrease)	(3,464)	(1,489)	$ (36,491)	$ (23,740)
Class B
Shares sold	168	9,062	$ 1,849	$ 86,884
Reinvestment of distributions	-	1,307	-	13,227
Shares redeemed	(24,441)	(52,766)	(268,670)	(549,800)
Net increase (decrease)	(24,273)	(42,397)	$ (266,821)	$ (449,689)
Class C
Shares sold	92,750	201,797	$ 1,004,081	$ 2,080,198
Reinvestment of distributions	-	3,605	-	36,155
Shares redeemed	(112,628)	(108,651)	(1,226,746)	(1,106,480)
Net increase (decrease)	(19,878)	96,751	$ (222,665)	$ 1,009,873
Stock Selector Large Cap Value
Shares sold	1,864,338	6,854,527	$ 20,578,901	$ 72,065,849
Reinvestment of distributions	-	935,043	-	9,500,032
Shares redeemed	(6,224,621)	(37,479,739)	(68,904,058)	(402,880,177)
Net increase (decrease)	(4,360,283)	(29,690,169)	$ (48,325,157)	$ (321,314,296)
Institutional Class
Shares sold	41,350	58,013	$ 462,299	$ 608,335
Reinvestment of distributions	-	2,632	-	26,662
Shares redeemed	(10,234)	(93,801)	(112,834)	(1,017,031)
Net increase (decrease)	31,116	(33,156)	$ 349,465	$ (382,034)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LCV-USAN-0912
1.900196.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector
Large Cap Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Stock Selector Large
Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	.87%
Actual		$ 1,000.00	$ 1,036.40	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.54	$ 4.37
Class T	1.14%
Actual		$ 1,000.00	$ 1,035.40	$ 5.77
HypotheticalA		$ 1,000.00	$ 1,019.19	$ 5.72
Class B	1.62%
Actual		$ 1,000.00	$ 1,031.70	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.12
Class C	1.63%
Actual		$ 1,000.00	$ 1,033.00	$ 8.24
HypotheticalA		$ 1,000.00	$ 1,016.76	$ 8.17
Stock Selector Large Cap Value	.57%
Actual		$ 1,000.00	$ 1,038.10	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.03	$ 2.87
Institutional Class	.60%
Actual		$ 1,000.00	$ 1,037.20	$ 3.04
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.3	2.8
General Electric Co.	3.2	2.8
Chevron Corp.	3.1	1.0
Berkshire Hathaway, Inc. Class B	3.0	2.7
Pfizer, Inc.	2.9	2.8
Occidental Petroleum Corp.	2.4	1.8
Johnson & Johnson	2.2	2.0
Merck & Co., Inc.	2.2	2.1
Royal Dutch Shell PLC Class A sponsored ADR	2.1	2.8
Procter & Gamble Co.	2.1	2.0
	26.5
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	25.0
Energy	16.9	12.4
Health Care	11.1	12.4
Industrials	8.7	9.0
Consumer Staples	7.4	7.6
Asset Allocation (% of fund's net assets)
As of July 31, 2012 *		As of January 31, 2012 **
	Stocks and Equity Futures 99.6%		Stocks and Equity Futures 99.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	13.1%	** Foreign investments	14.1%

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.5%
Delphi Automotive PLC	91,100	$ 2,586,329
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp. unit	90,000	2,995,200
Penn National Gaming, Inc. (a)	55,849	2,173,643
		5,168,843
Household Durables - 0.5%
Jarden Corp.	54,195	2,449,614
Media - 2.5%
Comcast Corp. Class A	162,375	5,285,306
Omnicom Group, Inc.	37,500	1,881,750
The Walt Disney Co.	97,300	4,781,322
		11,948,378
Multiline Retail - 1.5%
Macy's, Inc.	71,300	2,555,392
Target Corp.	79,934	4,847,997
		7,403,389
Specialty Retail - 1.1%
Best Buy Co., Inc.	77,600	1,403,784
Lowe's Companies, Inc.	151,363	3,840,079
		5,243,863
TOTAL CONSUMER DISCRETIONARY		34,800,416
CONSUMER STAPLES - 7.4%
Beverages - 1.1%
Dr Pepper Snapple Group, Inc.	48,800	2,224,304
Molson Coors Brewing Co. Class B	74,500	3,152,840
		5,377,144
Food & Staples Retailing - 1.4%
Kroger Co.	96,430	2,137,853
Walgreen Co.	128,440	4,670,078
		6,807,931
Food Products - 2.5%
ConAgra Foods, Inc.	111,710	2,758,120
Kraft Foods, Inc. Class A	157,990	6,273,783
The J.M. Smucker Co.	40,420	3,104,256
		12,136,159
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.1%
Procter & Gamble Co.	153,780	$ 9,924,961
Tobacco - 0.3%
Lorillard, Inc.	13,200	1,698,048
TOTAL CONSUMER STAPLES		35,944,243
ENERGY - 16.9%
Energy Equipment & Services - 1.7%
Halliburton Co.	98,446	3,261,516
National Oilwell Varco, Inc.	41,600	3,007,680
Schlumberger Ltd.	23,300	1,660,358
		7,929,554
Oil, Gas & Consumable Fuels - 15.2%
Anadarko Petroleum Corp.	83,320	5,785,741
Apache Corp.	28,392	2,445,119
BP PLC sponsored ADR	127,800	5,099,220
Chevron Corp.	138,900	15,220,662
Marathon Petroleum Corp.	82,800	3,916,440
Noble Energy, Inc.	38,980	3,408,021
Occidental Petroleum Corp.	134,278	11,686,214
Phillips 66	35,900	1,349,840
Royal Dutch Shell PLC Class A sponsored ADR	147,087	10,031,333
Suncor Energy, Inc.	278,900	8,526,773
Williams Companies, Inc.	192,398	6,116,332
		73,585,695
TOTAL ENERGY		81,515,249
FINANCIALS - 25.7%
Capital Markets - 3.7%
Bank of New York Mellon Corp.	230,200	4,898,656
Invesco Ltd.	183,500	4,060,855
Morgan Stanley	170,000	2,322,200
State Street Corp.	134,000	5,410,920
SWS Group, Inc.	217,000	1,243,410
		17,936,041
Commercial Banks - 8.8%
CIT Group, Inc. (a)	106,100	3,874,772
Itau Unibanco Banco Multiplo SA sponsored ADR	218,900	3,460,809
PNC Financial Services Group, Inc.	102,000	6,028,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Popular, Inc. (a)	257,280	$ 3,877,210
U.S. Bancorp	285,200	9,554,200
Wells Fargo & Co.	470,700	15,914,367
		42,709,558
Consumer Finance - 1.0%
SLM Corp.	292,800	4,681,872
Insurance - 7.3%
ACE Ltd.	71,300	5,240,550
AFLAC, Inc.	93,750	4,104,375
Berkshire Hathaway, Inc. Class B (a)	169,557	14,385,216
MetLife, Inc.	134,800	4,147,796
StanCorp Financial Group, Inc.	60,900	1,812,384
Torchmark Corp.	66,550	3,310,863
XL Group PLC Class A	112,600	2,325,190
		35,326,374
Real Estate Investment Trusts - 2.0%
American Tower Corp.	48,500	3,507,035
Boston Properties, Inc.	25,000	2,772,500
Public Storage	21,100	3,142,845
		9,422,380
Real Estate Management & Development - 2.2%
Kennedy-Wilson Holdings, Inc.	783,800	10,722,384
Thrifts & Mortgage Finance - 0.7%
People's United Financial, Inc.	279,800	3,206,508
TOTAL FINANCIALS		124,005,117
HEALTH CARE - 11.1%
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	5,300	310,103
Covidien PLC	24,100	1,346,708
Medtronic, Inc.	27,700	1,091,934
Zimmer Holdings, Inc.	35,700	2,103,801
		4,852,546
Health Care Providers & Services - 1.8%
Aetna, Inc.	24,800	894,288
Humana, Inc.	4,800	295,680
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	96,800	$ 4,945,512
WellPoint, Inc.	43,901	2,339,484
		8,474,964
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	56,442	3,142,126
Pharmaceuticals - 7.7%
Eli Lilly & Co.	18,400	810,152
Johnson & Johnson	156,400	10,826,008
Merck & Co., Inc.	242,600	10,715,642
Pfizer, Inc.	583,100	14,017,724
Teva Pharmaceutical Industries Ltd. sponsored ADR	14,700	601,083
Watson Pharmaceuticals, Inc. (a)	5,300	412,499
		37,383,108
TOTAL HEALTH CARE		53,852,744
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.5%
Raytheon Co.	84,100	4,665,868
United Technologies Corp.	34,300	2,553,292
		7,219,160
Commercial Services & Supplies - 1.6%
Corrections Corp. of America	95,600	2,971,248
Republic Services, Inc.	61,400	1,776,302
The Geo Group, Inc. (a)	124,000	2,866,880
		7,614,430
Construction & Engineering - 1.5%
AECOM Technology Corp. (a)	247,500	4,011,975
Foster Wheeler AG (a)	193,800	3,496,152
		7,508,127
Industrial Conglomerates - 3.2%
General Electric Co.	757,600	15,720,200
Machinery - 0.3%
Stanley Black & Decker, Inc.	19,917	1,332,248
Road & Rail - 0.6%
Union Pacific Corp.	23,600	2,893,596
TOTAL INDUSTRIALS		42,287,761
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 1.8%
Brocade Communications Systems, Inc. (a)	228,300	$ 1,134,651
Cisco Systems, Inc.	490,700	7,826,665
		8,961,316
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	235,927	4,303,308
Electronic Equipment & Components - 1.0%
Corning, Inc.	208,498	2,378,962
Jabil Circuit, Inc.	107,648	2,335,962
		4,714,924
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Corp. Class A	72,600	2,459,688
Freescale Semiconductor Holdings I Ltd. (a)	169,959	1,813,463
Intersil Corp. Class A	194,138	1,788,011
Marvell Technology Group Ltd.	186,164	2,096,207
ON Semiconductor Corp. (a)	219,900	1,526,106
		9,683,475
Software - 0.4%
Symantec Corp. (a)	125,900	1,982,925
TOTAL INFORMATION TECHNOLOGY		29,645,948
MATERIALS - 4.1%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	38,150	3,068,405
Ashland, Inc.	70,900	4,990,651
Eastman Chemical Co.	46,900	2,451,932
LyondellBasell Industries NV Class A	99,720	4,440,532
		14,951,520
Containers & Packaging - 0.6%
Rock-Tenn Co. Class A	49,770	2,897,609
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	60,200	2,026,934
TOTAL MATERIALS		19,876,063
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	242,700	9,203,184
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.	80,814	$ 3,357,014
Frontier Communications Corp. (d)	396,900	1,555,848
		14,116,046
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	314,500	2,122,875
TOTAL TELECOMMUNICATION SERVICES		16,238,921
UTILITIES - 7.2%
Electric Utilities - 4.4%
Duke Energy Corp.	57,800	3,917,684
FirstEnergy Corp.	51,900	2,606,418
ITC Holdings Corp.	41,000	3,041,790
NextEra Energy, Inc.	58,310	4,134,179
Northeast Utilities	110,000	4,386,800
OGE Energy Corp.	56,640	3,008,150
		21,095,021
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	58,630	1,001,987
The AES Corp. (a)	142,190	1,714,811
		2,716,798
Multi-Utilities - 2.2%
CMS Energy Corp.	95,600	2,357,496
PG&E Corp.	76,800	3,545,088
Sempra Energy	71,450	5,030,795
		10,933,379
TOTAL UTILITIES		34,745,198
TOTAL COMMON STOCKS (Cost $480,186,918)		472,911,660
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.1% 8/23/12 (e) (Cost $449,978)	$ 450,000	449,986
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	12,034,404	$ 12,034,404
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,580,000	1,580,000
TOTAL MONEY MARKET FUNDS (Cost $13,614,404)		13,614,404
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $494,251,300)		486,976,050
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,466,476)
NET ASSETS - 100%		$ 483,509,574
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
127 Russell 1000 Index Contracts	Sept. 2012	$ 8,555,990	$ 226,669

The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $369,988.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,668
Fidelity Securities Lending Cash Central Fund	22,033
Total	$ 28,701
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,800,416	$ 34,800,416	$ -	$ -
Consumer Staples	35,944,243	35,944,243	-	-
Energy	81,515,249	81,515,249	-	-
Financials	124,005,117	124,005,117	-	-
Health Care	53,852,744	53,852,744	-	-
Industrials	42,287,761	42,287,761	-	-
Information Technology	29,645,948	29,645,948	-	-
Materials	19,876,063	19,876,063	-	-
Telecommunication Services	16,238,921	16,238,921	-	-
Utilities	34,745,198	34,745,198	-	-
U.S. Government and Government Agency Obligations	449,986	-	449,986	-
Money Market Funds	13,614,404	13,614,404	-	-
Total Investments in Securities:	$ 486,976,050	$ 486,526,064	$ 449,986	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 226,669	$ 226,669	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 226,669	$ -
Total Value of Derivatives	$ 226,669	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.9%
United Kingdom	3.1%
Switzerland	1.8%
Canada	1.8%
Bermuda	1.6%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,548,400) - See accompanying schedule: Unaffiliated issuers (cost $480,636,896)	$ 473,361,646
Fidelity Central Funds (cost $13,614,404)	13,614,404
Total Investments (cost $494,251,300)		$ 486,976,050
Receivable for investments sold		835,691
Receivable for fund shares sold		172,957
Dividends receivable		515,926
Distributions receivable from Fidelity Central Funds		10,981
Other receivables		4,080
Total assets		488,515,685

Liabilities
Payable to custodian bank	$ 1,634,124
Payable for investments purchased	347,437
Payable for fund shares redeemed	1,126,236
Accrued management fee	96,714
Distribution and service plan fees payable	11,367
Payable for daily variation margin on futures contracts	60,960
Other affiliated payables	117,566
Other payables and accrued expenses	31,707
Collateral on securities loaned, at value	1,580,000
Total liabilities		5,006,111

Net Assets		$ 483,509,574
Net Assets consist of:
Paid in capital		$ 858,255,209
Undistributed net investment income		4,450,624
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(372,147,678)
Net unrealized appreciation (depreciation) on investments		(7,048,581)
Net Assets		$ 483,509,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,915,491 ÷ 1,524,014 shares)	$ 11.10

Maximum offering price per share (100/94.25 of $11.10)	$ 11.78
Class T: Net Asset Value and redemption price per share ($5,758,858 ÷ 518,969 shares)	$ 11.10

Maximum offering price per share (100/96.50 of $11.10)	$ 11.50
Class B: Net Asset Value and offering price per share ($1,609,433 ÷ 145,498 shares)A	$ 11.06

Class C: Net Asset Value and offering price per share ($4,921,616 ÷ 449,216 shares)A	$ 10.96

Stock Selector Large Cap Value: Net Asset Value, offering price and redemption price per share ($452,381,514 ÷ 40,466,917 shares)	$ 11.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,922,662 ÷ 172,627 shares)	$ 11.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Dividends		$ 5,951,842
Interest		160
Income from Fidelity Central Funds		28,701
Total income		5,980,703

Expenses
Management fee Basic fee	$ 1,387,655
Performance adjustment	(797,035)
Transfer agent fees	633,685
Distribution and service plan fees	69,180
Accounting and security lending fees	96,613
Custodian fees and expenses	14,305
Independent trustees' compensation	1,633
Registration fees	60,194
Audit	26,083
Legal	1,025
Miscellaneous	3,019
Total expenses before reductions	1,496,357
Expense reductions	(7,419)	1,488,938
Net investment income (loss)		4,491,765
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,012,068
Foreign currency transactions	19,737
Futures contracts	173,540
Total net realized gain (loss)		8,205,345
Change in net unrealized appreciation (depreciation) on: Investment securities	5,972,132
Futures contracts	224,092
Total change in net unrealized appreciation (depreciation)		6,196,224
Net gain (loss)		14,401,569
Net increase (decrease) in net assets resulting from operations		$ 18,893,334

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,491,765	$ 10,198,233
Net realized gain (loss)	8,205,345	82,077,771
Change in net unrealized appreciation (depreciation)	6,196,224	(80,818,055)
Net increase (decrease) in net assets resulting from operations	18,893,334	11,457,949
Distributions to shareholders from net investment income	-	(10,179,715)
Share transactions - net increase (decrease)	(51,154,319)	(323,065,032)
Total increase (decrease) in net assets	(32,260,985)	(321,786,798)

Net Assets
Beginning of period	515,770,559	837,557,357
End of period (including undistributed net investment income of $4,450,624 and distributions in excess of net investment income of $41,141, respectively)	$ 483,509,574	$ 515,770,559

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.72	$ 9.35	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.08	.14	.09	.09	.16	.12
Net realized and unrealized gain (loss)	.31	.02	1.38	1.85	(6.00)	(1.00)
Total from investment operations	.39	.16	1.47	1.94	(5.84)	(.88)
Distributions from net investment income	-	(.17)	(.10)	(.12)	(.17)	(.12)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.17)	(.10)	(.12)	(.17)	(.99)
Net asset value, end of period	$ 11.10	$ 10.71	$ 10.72	$ 9.35	$ 7.53	$ 13.54
Total Return B, C, D	3.64%	1.58%	15.79%	25.74%	(43.20)%	(6.04)%
Ratios to Average Net Assets F, I
Expenses before reductions	.87% A	.87%	1.00%	1.15%	1.17%	1.22% A
Expenses net of fee waivers, if any	.87% A	.87%	1.00%	1.15%	1.17%	1.22% A
Expenses net of all reductions	.87% A	.86%	1.00%	1.13%	1.17%	1.22% A
Net investment income (loss)	1.54% A	1.38%	.87%	1.08%	1.47%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,915	$ 18,900	$ 20,815	$ 23,778	$ 22,577	$ 9,774
Portfolio turnover rate G	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.74	$ 9.36	$ 7.54	$ 13.53	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.07	.12	.06	.07	.12	.08
Net realized and unrealized gain (loss)	.31	.01	1.39	1.84	(5.97)	(1.01)
Total from investment operations	.38	.13	1.45	1.91	(5.85)	(.93)
Distributions from net investment income	-	(.15)	(.07)	(.09)	(.14)	(.08)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.15)	(.07)	(.09)	(.14)	(.95)
Net asset value, end of period	$ 11.10	$ 10.72	$ 10.74	$ 9.36	$ 7.54	$ 13.53
Total Return B, C, D	3.54%	1.26%	15.50%	25.30%	(43.34)%	(6.34)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.14% A	1.14%	1.29%	1.45%	1.49%	1.47% A
Expenses net of fee waivers, if any	1.14% A	1.14%	1.29%	1.45%	1.49%	1.47% A
Expenses net of all reductions	1.13% A	1.13%	1.28%	1.44%	1.49%	1.47% A
Net investment income (loss)	1.27% A	1.11%	.59%	.78%	1.15%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,759	$ 5,603	$ 5,625	$ 9,101	$ 9,792	$ 5,976
Portfolio turnover rate G	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.72	$ 9.35	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.04	.07	.01	.02	.07	.01
Net realized and unrealized gain (loss)	.30	.02	1.38	1.85	(5.98)	(1.00)
Total from investment operations	.34	.09	1.39	1.87	(5.91)	(.99)
Distributions from net investment income	-	(.09)	(.02)	(.05)	(.10)	(.01)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.09)	(.02)	(.05)	(.10)	(.88)
Net asset value, end of period	$ 11.06	$ 10.72	$ 10.72	$ 9.35	$ 7.53	$ 13.54
Total Return B, C, D	3.17%	.86%	14.87%	24.79%	(43.71)%	(6.74)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.62% A	1.62%	1.80%	1.98%	2.07%	1.99% A
Expenses net of fee waivers, if any	1.62% A	1.62%	1.80%	1.98%	2.00%	1.99% A
Expenses net of all reductions	1.62% A	1.62%	1.79%	1.97%	2.00%	1.99% A
Net investment income (loss)	.78% A	.63%	.08%	.24%	.64%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,609	$ 1,819	$ 2,274	$ 2,711	$ 2,600	$ 1,860
Portfolio turnover rate G	63% A	128%	120%	171%	243%	204%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.63	$ 9.30	$ 7.49	$ 13.52	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.04	.07	.01	.03	.08	.01
Net realized and unrealized gain (loss)	.31	.01	1.36	1.84	(5.97)	(.98)
Total from investment operations	.35	.08	1.37	1.87	(5.89)	(.97)
Distributions from net investment income	-	(.10)	(.04)	(.06)	(.14)	(.05)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.10)	(.04)	(.06)	(.14)	(.92)
Net asset value, end of period	$ 10.96	$ 10.61	$ 10.63	$ 9.30	$ 7.49	$ 13.52
Total Return B, C, D	3.30%	.85%	14.79%	24.97%	(43.65)%	(6.61)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.62%	1.75%	1.89%	1.91%	1.94% A
Expenses net of fee waivers, if any	1.63% A	1.62%	1.75%	1.89%	1.91%	1.94% A
Expenses net of all reductions	1.62% A	1.61%	1.74%	1.88%	1.91%	1.94% A
Net investment income (loss)	.78% A	.63%	.13%	.34%	.73%	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,922	$ 4,979	$ 3,959	$ 3,491	$ 2,352	$ 1,208
Portfolio turnover rate G	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Large Cap Value

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.78	$ 9.40	$ 7.56	$ 13.57	$ 15.19
Income from Investment Operations
Net investment income (loss) D	.10	.18	.11	.12	.20	.18
Net realized and unrealized gain (loss)	.31	.01	1.40	1.86	(6.02)	(.80)
Total from investment operations	.41	.19	1.51	1.98	(5.82)	(.62)
Distributions from net investment income	-	(.20)	(.13)	(.14)	(.19)	(.13)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.20)	(.13)	(.14)	(.19)	(1.00)
Net asset value, end of period	$ 11.18	$ 10.77	$ 10.78	$ 9.40	$ 7.56	$ 13.57
Total Return B, C	3.81%	1.85%	16.09%	26.21%	(43.03)%	(4.39)%
Ratios to Average Net Assets E, G
Expenses before reductions	.57% A	.57%	.73%	.85%	.86%	.86%
Expenses net of fee waivers, if any	.57% A	.57%	.73%	.85%	.86%	.85%
Expenses net of all reductions	.57% A	.56%	.72%	.84%	.86%	.85%
Net investment income (loss)	1.84% A	1.68%	1.15%	1.38%	1.78%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 452,382	$ 482,950	$ 803,009	$ 914,828	$ 916,490	$ 1,483,574
Portfolio turnover rate F	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.74	$ 9.37	$ 7.54	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.10	.17	.11	.12	.20	.17
Net realized and unrealized gain (loss)	.30	.02	1.39	1.85	(6.01)	(1.02)
Total from investment operations	.40	.19	1.50	1.97	(5.81)	(.85)
Distributions from net investment income	-	(.19)	(.13)	(.14)	(.19)	(.15)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.19)	(.13)	(.14)	(.19)	(1.02)
Net asset value, end of period	$ 11.14	$ 10.74	$ 10.74	$ 9.37	$ 7.54	$ 13.54
Total Return B, C	3.72%	1.92%	16.04%	26.18%	(43.00)%	(5.82)%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.60%	.74%	.87%	.85%	.85% A
Expenses net of fee waivers, if any	.60% A	.60%	.74%	.87%	.85%	.85% A
Expenses net of all reductions	.60% A	.60%	.73%	.86%	.85%	.84% A
Net investment income (loss)	1.81% A	1.65%	1.14%	1.36%	1.79%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,923	$ 1,519	$ 1,876	$ 2,279	$ 1,304	$ 1,060
Portfolio turnover rate F	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 40,637,454
Gross unrealized depreciation	(54,313,545)
Net unrealized appreciation (depreciation) on securities and other investments	$ (13,676,091)

Tax cost	$ 500,652,141

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (182,900,202)
2018	(188,104,839)
Total with expiration	$ (371,005,041)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $173,540 and a change in net unrealized appreciation (depreciation) of $224,092 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $154,013,791 and $204,728,934, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .24% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 22,037	$ 378
Class T	.25%	.25%	14,262	95

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class B	.75%	.25%	$ 8,599	$ 6,466
Class C	.75%	.25%	24,282	7,471
			$ 69,180	$ 14,410

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,002
Class T	1,207
Class B*	2,601
Class C*	957
$ 9,767

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 26,655.30
Class T	9,028.32
Class B	2,602.30
Class C	7,434.31

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Stock Selector Large Cap Value	$ 585,545.25
Institutional Class	2,421.28
	$ 633,685

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,280 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $727 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,033. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,419 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2012	Year ended January 31, 2012
From net investment income
Class A	$ -	$ 291,163
Class T	-	76,828
Class B	-	14,902
Class C	-	43,527
Stock Selector Large Cap Value	-	9,726,457
Institutional Class	-	26,838
Total	$ -	$ 10,179,715

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class A
Shares sold	126,443	537,296	$ 1,382,622	$ 5,591,381
Reinvestment of distributions	-	26,981	-	272,774
Shares redeemed	(366,625)	(742,040)	(4,035,272)	(7,769,301)
Net increase (decrease)	(240,182)	(177,763)	$ (2,652,650)	$ (1,905,146)
Class T
Shares sold	61,302	164,778	$ 673,987	$ 1,752,467
Reinvestment of distributions	-	7,415	-	75,038
Shares redeemed	(64,766)	(173,682)	(710,478)	(1,851,245)
Net increase (decrease)	(3,464)	(1,489)	$ (36,491)	$ (23,740)
Class B
Shares sold	168	9,062	$ 1,849	$ 86,884
Reinvestment of distributions	-	1,307	-	13,227
Shares redeemed	(24,441)	(52,766)	(268,670)	(549,800)
Net increase (decrease)	(24,273)	(42,397)	$ (266,821)	$ (449,689)
Class C
Shares sold	92,750	201,797	$ 1,004,081	$ 2,080,198
Reinvestment of distributions	-	3,605	-	36,155
Shares redeemed	(112,628)	(108,651)	(1,226,746)	(1,106,480)
Net increase (decrease)	(19,878)	96,751	$ (222,665)	$ 1,009,873
Stock Selector Large Cap Value
Shares sold	1,864,338	6,854,527	$ 20,578,901	$ 72,065,849
Reinvestment of distributions	-	935,043	-	9,500,032
Shares redeemed	(6,224,621)	(37,479,739)	(68,904,058)	(402,880,177)
Net increase (decrease)	(4,360,283)	(29,690,169)	$ (48,325,157)	$ (321,314,296)
Institutional Class
Shares sold	41,350	58,013	$ 462,299	$ 608,335
Reinvestment of distributions	-	2,632	-	26,662
Shares redeemed	(10,234)	(93,801)	(112,834)	(1,017,031)
Net increase (decrease)	31,116	(33,156)	$ 349,465	$ (382,034)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

ALCV-USAN-0912
1.838400.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector
Large Cap Value

Fund - Institutional Class

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Stock Selector Large Cap
Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	.87%
Actual		$ 1,000.00	$ 1,036.40	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.54	$ 4.37
Class T	1.14%
Actual		$ 1,000.00	$ 1,035.40	$ 5.77
HypotheticalA		$ 1,000.00	$ 1,019.19	$ 5.72
Class B	1.62%
Actual		$ 1,000.00	$ 1,031.70	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.12
Class C	1.63%
Actual		$ 1,000.00	$ 1,033.00	$ 8.24
HypotheticalA		$ 1,000.00	$ 1,016.76	$ 8.17
Stock Selector Large Cap Value	.57%
Actual		$ 1,000.00	$ 1,038.10	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.03	$ 2.87
Institutional Class	.60%
Actual		$ 1,000.00	$ 1,037.20	$ 3.04
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.3	2.8
General Electric Co.	3.2	2.8
Chevron Corp.	3.1	1.0
Berkshire Hathaway, Inc. Class B	3.0	2.7
Pfizer, Inc.	2.9	2.8
Occidental Petroleum Corp.	2.4	1.8
Johnson & Johnson	2.2	2.0
Merck & Co., Inc.	2.2	2.1
Royal Dutch Shell PLC Class A sponsored ADR	2.1	2.8
Procter & Gamble Co.	2.1	2.0
	26.5
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	25.0
Energy	16.9	12.4
Health Care	11.1	12.4
Industrials	8.7	9.0
Consumer Staples	7.4	7.6
Asset Allocation (% of fund's net assets)
As of July 31, 2012 *		As of January 31, 2012 **
	Stocks and Equity Futures 99.6%		Stocks and Equity Futures 99.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	13.1%	** Foreign investments	14.1%

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.5%
Delphi Automotive PLC	91,100	$ 2,586,329
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp. unit	90,000	2,995,200
Penn National Gaming, Inc. (a)	55,849	2,173,643
		5,168,843
Household Durables - 0.5%
Jarden Corp.	54,195	2,449,614
Media - 2.5%
Comcast Corp. Class A	162,375	5,285,306
Omnicom Group, Inc.	37,500	1,881,750
The Walt Disney Co.	97,300	4,781,322
		11,948,378
Multiline Retail - 1.5%
Macy's, Inc.	71,300	2,555,392
Target Corp.	79,934	4,847,997
		7,403,389
Specialty Retail - 1.1%
Best Buy Co., Inc.	77,600	1,403,784
Lowe's Companies, Inc.	151,363	3,840,079
		5,243,863
TOTAL CONSUMER DISCRETIONARY		34,800,416
CONSUMER STAPLES - 7.4%
Beverages - 1.1%
Dr Pepper Snapple Group, Inc.	48,800	2,224,304
Molson Coors Brewing Co. Class B	74,500	3,152,840
		5,377,144
Food & Staples Retailing - 1.4%
Kroger Co.	96,430	2,137,853
Walgreen Co.	128,440	4,670,078
		6,807,931
Food Products - 2.5%
ConAgra Foods, Inc.	111,710	2,758,120
Kraft Foods, Inc. Class A	157,990	6,273,783
The J.M. Smucker Co.	40,420	3,104,256
		12,136,159
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.1%
Procter & Gamble Co.	153,780	$ 9,924,961
Tobacco - 0.3%
Lorillard, Inc.	13,200	1,698,048
TOTAL CONSUMER STAPLES		35,944,243
ENERGY - 16.9%
Energy Equipment & Services - 1.7%
Halliburton Co.	98,446	3,261,516
National Oilwell Varco, Inc.	41,600	3,007,680
Schlumberger Ltd.	23,300	1,660,358
		7,929,554
Oil, Gas & Consumable Fuels - 15.2%
Anadarko Petroleum Corp.	83,320	5,785,741
Apache Corp.	28,392	2,445,119
BP PLC sponsored ADR	127,800	5,099,220
Chevron Corp.	138,900	15,220,662
Marathon Petroleum Corp.	82,800	3,916,440
Noble Energy, Inc.	38,980	3,408,021
Occidental Petroleum Corp.	134,278	11,686,214
Phillips 66	35,900	1,349,840
Royal Dutch Shell PLC Class A sponsored ADR	147,087	10,031,333
Suncor Energy, Inc.	278,900	8,526,773
Williams Companies, Inc.	192,398	6,116,332
		73,585,695
TOTAL ENERGY		81,515,249
FINANCIALS - 25.7%
Capital Markets - 3.7%
Bank of New York Mellon Corp.	230,200	4,898,656
Invesco Ltd.	183,500	4,060,855
Morgan Stanley	170,000	2,322,200
State Street Corp.	134,000	5,410,920
SWS Group, Inc.	217,000	1,243,410
		17,936,041
Commercial Banks - 8.8%
CIT Group, Inc. (a)	106,100	3,874,772
Itau Unibanco Banco Multiplo SA sponsored ADR	218,900	3,460,809
PNC Financial Services Group, Inc.	102,000	6,028,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Popular, Inc. (a)	257,280	$ 3,877,210
U.S. Bancorp	285,200	9,554,200
Wells Fargo & Co.	470,700	15,914,367
		42,709,558
Consumer Finance - 1.0%
SLM Corp.	292,800	4,681,872
Insurance - 7.3%
ACE Ltd.	71,300	5,240,550
AFLAC, Inc.	93,750	4,104,375
Berkshire Hathaway, Inc. Class B (a)	169,557	14,385,216
MetLife, Inc.	134,800	4,147,796
StanCorp Financial Group, Inc.	60,900	1,812,384
Torchmark Corp.	66,550	3,310,863
XL Group PLC Class A	112,600	2,325,190
		35,326,374
Real Estate Investment Trusts - 2.0%
American Tower Corp.	48,500	3,507,035
Boston Properties, Inc.	25,000	2,772,500
Public Storage	21,100	3,142,845
		9,422,380
Real Estate Management & Development - 2.2%
Kennedy-Wilson Holdings, Inc.	783,800	10,722,384
Thrifts & Mortgage Finance - 0.7%
People's United Financial, Inc.	279,800	3,206,508
TOTAL FINANCIALS		124,005,117
HEALTH CARE - 11.1%
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	5,300	310,103
Covidien PLC	24,100	1,346,708
Medtronic, Inc.	27,700	1,091,934
Zimmer Holdings, Inc.	35,700	2,103,801
		4,852,546
Health Care Providers & Services - 1.8%
Aetna, Inc.	24,800	894,288
Humana, Inc.	4,800	295,680
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	96,800	$ 4,945,512
WellPoint, Inc.	43,901	2,339,484
		8,474,964
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	56,442	3,142,126
Pharmaceuticals - 7.7%
Eli Lilly & Co.	18,400	810,152
Johnson & Johnson	156,400	10,826,008
Merck & Co., Inc.	242,600	10,715,642
Pfizer, Inc.	583,100	14,017,724
Teva Pharmaceutical Industries Ltd. sponsored ADR	14,700	601,083
Watson Pharmaceuticals, Inc. (a)	5,300	412,499
		37,383,108
TOTAL HEALTH CARE		53,852,744
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.5%
Raytheon Co.	84,100	4,665,868
United Technologies Corp.	34,300	2,553,292
		7,219,160
Commercial Services & Supplies - 1.6%
Corrections Corp. of America	95,600	2,971,248
Republic Services, Inc.	61,400	1,776,302
The Geo Group, Inc. (a)	124,000	2,866,880
		7,614,430
Construction & Engineering - 1.5%
AECOM Technology Corp. (a)	247,500	4,011,975
Foster Wheeler AG (a)	193,800	3,496,152
		7,508,127
Industrial Conglomerates - 3.2%
General Electric Co.	757,600	15,720,200
Machinery - 0.3%
Stanley Black & Decker, Inc.	19,917	1,332,248
Road & Rail - 0.6%
Union Pacific Corp.	23,600	2,893,596
TOTAL INDUSTRIALS		42,287,761
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 1.8%
Brocade Communications Systems, Inc. (a)	228,300	$ 1,134,651
Cisco Systems, Inc.	490,700	7,826,665
		8,961,316
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	235,927	4,303,308
Electronic Equipment & Components - 1.0%
Corning, Inc.	208,498	2,378,962
Jabil Circuit, Inc.	107,648	2,335,962
		4,714,924
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Corp. Class A	72,600	2,459,688
Freescale Semiconductor Holdings I Ltd. (a)	169,959	1,813,463
Intersil Corp. Class A	194,138	1,788,011
Marvell Technology Group Ltd.	186,164	2,096,207
ON Semiconductor Corp. (a)	219,900	1,526,106
		9,683,475
Software - 0.4%
Symantec Corp. (a)	125,900	1,982,925
TOTAL INFORMATION TECHNOLOGY		29,645,948
MATERIALS - 4.1%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	38,150	3,068,405
Ashland, Inc.	70,900	4,990,651
Eastman Chemical Co.	46,900	2,451,932
LyondellBasell Industries NV Class A	99,720	4,440,532
		14,951,520
Containers & Packaging - 0.6%
Rock-Tenn Co. Class A	49,770	2,897,609
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	60,200	2,026,934
TOTAL MATERIALS		19,876,063
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	242,700	9,203,184
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.	80,814	$ 3,357,014
Frontier Communications Corp. (d)	396,900	1,555,848
		14,116,046
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	314,500	2,122,875
TOTAL TELECOMMUNICATION SERVICES		16,238,921
UTILITIES - 7.2%
Electric Utilities - 4.4%
Duke Energy Corp.	57,800	3,917,684
FirstEnergy Corp.	51,900	2,606,418
ITC Holdings Corp.	41,000	3,041,790
NextEra Energy, Inc.	58,310	4,134,179
Northeast Utilities	110,000	4,386,800
OGE Energy Corp.	56,640	3,008,150
		21,095,021
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	58,630	1,001,987
The AES Corp. (a)	142,190	1,714,811
		2,716,798
Multi-Utilities - 2.2%
CMS Energy Corp.	95,600	2,357,496
PG&E Corp.	76,800	3,545,088
Sempra Energy	71,450	5,030,795
		10,933,379
TOTAL UTILITIES		34,745,198
TOTAL COMMON STOCKS (Cost $480,186,918)		472,911,660
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.1% 8/23/12 (e) (Cost $449,978)	$ 450,000	449,986
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	12,034,404	$ 12,034,404
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,580,000	1,580,000
TOTAL MONEY MARKET FUNDS (Cost $13,614,404)		13,614,404
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $494,251,300)		486,976,050
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,466,476)
NET ASSETS - 100%		$ 483,509,574
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
127 Russell 1000 Index Contracts	Sept. 2012	$ 8,555,990	$ 226,669

The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $369,988.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,668
Fidelity Securities Lending Cash Central Fund	22,033
Total	$ 28,701
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,800,416	$ 34,800,416	$ -	$ -
Consumer Staples	35,944,243	35,944,243	-	-
Energy	81,515,249	81,515,249	-	-
Financials	124,005,117	124,005,117	-	-
Health Care	53,852,744	53,852,744	-	-
Industrials	42,287,761	42,287,761	-	-
Information Technology	29,645,948	29,645,948	-	-
Materials	19,876,063	19,876,063	-	-
Telecommunication Services	16,238,921	16,238,921	-	-
Utilities	34,745,198	34,745,198	-	-
U.S. Government and Government Agency Obligations	449,986	-	449,986	-
Money Market Funds	13,614,404	13,614,404	-	-
Total Investments in Securities:	$ 486,976,050	$ 486,526,064	$ 449,986	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 226,669	$ 226,669	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 226,669	$ -
Total Value of Derivatives	$ 226,669	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.9%
United Kingdom	3.1%
Switzerland	1.8%
Canada	1.8%
Bermuda	1.6%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,548,400) - See accompanying schedule: Unaffiliated issuers (cost $480,636,896)	$ 473,361,646
Fidelity Central Funds (cost $13,614,404)	13,614,404
Total Investments (cost $494,251,300)		$ 486,976,050
Receivable for investments sold		835,691
Receivable for fund shares sold		172,957
Dividends receivable		515,926
Distributions receivable from Fidelity Central Funds		10,981
Other receivables		4,080
Total assets		488,515,685

Liabilities
Payable to custodian bank	$ 1,634,124
Payable for investments purchased	347,437
Payable for fund shares redeemed	1,126,236
Accrued management fee	96,714
Distribution and service plan fees payable	11,367
Payable for daily variation margin on futures contracts	60,960
Other affiliated payables	117,566
Other payables and accrued expenses	31,707
Collateral on securities loaned, at value	1,580,000
Total liabilities		5,006,111

Net Assets		$ 483,509,574
Net Assets consist of:
Paid in capital		$ 858,255,209
Undistributed net investment income		4,450,624
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(372,147,678)
Net unrealized appreciation (depreciation) on investments		(7,048,581)
Net Assets		$ 483,509,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,915,491 ÷ 1,524,014 shares)	$ 11.10

Maximum offering price per share (100/94.25 of $11.10)	$ 11.78
Class T: Net Asset Value and redemption price per share ($5,758,858 ÷ 518,969 shares)	$ 11.10

Maximum offering price per share (100/96.50 of $11.10)	$ 11.50
Class B: Net Asset Value and offering price per share ($1,609,433 ÷ 145,498 shares)A	$ 11.06

Class C: Net Asset Value and offering price per share ($4,921,616 ÷ 449,216 shares)A	$ 10.96

Stock Selector Large Cap Value: Net Asset Value, offering price and redemption price per share ($452,381,514 ÷ 40,466,917 shares)	$ 11.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,922,662 ÷ 172,627 shares)	$ 11.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Dividends		$ 5,951,842
Interest		160
Income from Fidelity Central Funds		28,701
Total income		5,980,703

Expenses
Management fee Basic fee	$ 1,387,655
Performance adjustment	(797,035)
Transfer agent fees	633,685
Distribution and service plan fees	69,180
Accounting and security lending fees	96,613
Custodian fees and expenses	14,305
Independent trustees' compensation	1,633
Registration fees	60,194
Audit	26,083
Legal	1,025
Miscellaneous	3,019
Total expenses before reductions	1,496,357
Expense reductions	(7,419)	1,488,938
Net investment income (loss)		4,491,765
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,012,068
Foreign currency transactions	19,737
Futures contracts	173,540
Total net realized gain (loss)		8,205,345
Change in net unrealized appreciation (depreciation) on: Investment securities	5,972,132
Futures contracts	224,092
Total change in net unrealized appreciation (depreciation)		6,196,224
Net gain (loss)		14,401,569
Net increase (decrease) in net assets resulting from operations		$ 18,893,334

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,491,765	$ 10,198,233
Net realized gain (loss)	8,205,345	82,077,771
Change in net unrealized appreciation (depreciation)	6,196,224	(80,818,055)
Net increase (decrease) in net assets resulting from operations	18,893,334	11,457,949
Distributions to shareholders from net investment income	-	(10,179,715)
Share transactions - net increase (decrease)	(51,154,319)	(323,065,032)
Total increase (decrease) in net assets	(32,260,985)	(321,786,798)

Net Assets
Beginning of period	515,770,559	837,557,357
End of period (including undistributed net investment income of $4,450,624 and distributions in excess of net investment income of $41,141, respectively)	$ 483,509,574	$ 515,770,559

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.72	$ 9.35	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.08	.14	.09	.09	.16	.12
Net realized and unrealized gain (loss)	.31	.02	1.38	1.85	(6.00)	(1.00)
Total from investment operations	.39	.16	1.47	1.94	(5.84)	(.88)
Distributions from net investment income	-	(.17)	(.10)	(.12)	(.17)	(.12)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.17)	(.10)	(.12)	(.17)	(.99)
Net asset value, end of period	$ 11.10	$ 10.71	$ 10.72	$ 9.35	$ 7.53	$ 13.54
Total Return B, C, D	3.64%	1.58%	15.79%	25.74%	(43.20)%	(6.04)%
Ratios to Average Net Assets F, I
Expenses before reductions	.87% A	.87%	1.00%	1.15%	1.17%	1.22% A
Expenses net of fee waivers, if any	.87% A	.87%	1.00%	1.15%	1.17%	1.22% A
Expenses net of all reductions	.87% A	.86%	1.00%	1.13%	1.17%	1.22% A
Net investment income (loss)	1.54% A	1.38%	.87%	1.08%	1.47%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,915	$ 18,900	$ 20,815	$ 23,778	$ 22,577	$ 9,774
Portfolio turnover rate G	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.74	$ 9.36	$ 7.54	$ 13.53	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.07	.12	.06	.07	.12	.08
Net realized and unrealized gain (loss)	.31	.01	1.39	1.84	(5.97)	(1.01)
Total from investment operations	.38	.13	1.45	1.91	(5.85)	(.93)
Distributions from net investment income	-	(.15)	(.07)	(.09)	(.14)	(.08)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.15)	(.07)	(.09)	(.14)	(.95)
Net asset value, end of period	$ 11.10	$ 10.72	$ 10.74	$ 9.36	$ 7.54	$ 13.53
Total Return B, C, D	3.54%	1.26%	15.50%	25.30%	(43.34)%	(6.34)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.14% A	1.14%	1.29%	1.45%	1.49%	1.47% A
Expenses net of fee waivers, if any	1.14% A	1.14%	1.29%	1.45%	1.49%	1.47% A
Expenses net of all reductions	1.13% A	1.13%	1.28%	1.44%	1.49%	1.47% A
Net investment income (loss)	1.27% A	1.11%	.59%	.78%	1.15%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,759	$ 5,603	$ 5,625	$ 9,101	$ 9,792	$ 5,976
Portfolio turnover rate G	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.72	$ 9.35	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.04	.07	.01	.02	.07	.01
Net realized and unrealized gain (loss)	.30	.02	1.38	1.85	(5.98)	(1.00)
Total from investment operations	.34	.09	1.39	1.87	(5.91)	(.99)
Distributions from net investment income	-	(.09)	(.02)	(.05)	(.10)	(.01)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.09)	(.02)	(.05)	(.10)	(.88)
Net asset value, end of period	$ 11.06	$ 10.72	$ 10.72	$ 9.35	$ 7.53	$ 13.54
Total Return B, C, D	3.17%	.86%	14.87%	24.79%	(43.71)%	(6.74)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.62% A	1.62%	1.80%	1.98%	2.07%	1.99% A
Expenses net of fee waivers, if any	1.62% A	1.62%	1.80%	1.98%	2.00%	1.99% A
Expenses net of all reductions	1.62% A	1.62%	1.79%	1.97%	2.00%	1.99% A
Net investment income (loss)	.78% A	.63%	.08%	.24%	.64%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,609	$ 1,819	$ 2,274	$ 2,711	$ 2,600	$ 1,860
Portfolio turnover rate G	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.63	$ 9.30	$ 7.49	$ 13.52	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.04	.07	.01	.03	.08	.01
Net realized and unrealized gain (loss)	.31	.01	1.36	1.84	(5.97)	(.98)
Total from investment operations	.35	.08	1.37	1.87	(5.89)	(.97)
Distributions from net investment income	-	(.10)	(.04)	(.06)	(.14)	(.05)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.10)	(.04)	(.06)	(.14)	(.92)
Net asset value, end of period	$ 10.96	$ 10.61	$ 10.63	$ 9.30	$ 7.49	$ 13.52
Total Return B, C, D	3.30%	.85%	14.79%	24.97%	(43.65)%	(6.61)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.62%	1.75%	1.89%	1.91%	1.94% A
Expenses net of fee waivers, if any	1.63% A	1.62%	1.75%	1.89%	1.91%	1.94% A
Expenses net of all reductions	1.62% A	1.61%	1.74%	1.88%	1.91%	1.94% A
Net investment income (loss)	.78% A	.63%	.13%	.34%	.73%	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,922	$ 4,979	$ 3,959	$ 3,491	$ 2,352	$ 1,208
Portfolio turnover rate G	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Large Cap Value

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.78	$ 9.40	$ 7.56	$ 13.57	$ 15.19
Income from Investment Operations
Net investment income (loss) D	.10	.18	.11	.12	.20	.18
Net realized and unrealized gain (loss)	.31	.01	1.40	1.86	(6.02)	(.80)
Total from investment operations	.41	.19	1.51	1.98	(5.82)	(.62)
Distributions from net investment income	-	(.20)	(.13)	(.14)	(.19)	(.13)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.20)	(.13)	(.14)	(.19)	(1.00)
Net asset value, end of period	$ 11.18	$ 10.77	$ 10.78	$ 9.40	$ 7.56	$ 13.57
Total Return B, C	3.81%	1.85%	16.09%	26.21%	(43.03)%	(4.39)%
Ratios to Average Net Assets E, G
Expenses before reductions	.57% A	.57%	.73%	.85%	.86%	.86%
Expenses net of fee waivers, if any	.57% A	.57%	.73%	.85%	.86%	.85%
Expenses net of all reductions	.57% A	.56%	.72%	.84%	.86%	.85%
Net investment income (loss)	1.84% A	1.68%	1.15%	1.38%	1.78%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 452,382	$ 482,950	$ 803,009	$ 914,828	$ 916,490	$ 1,483,574
Portfolio turnover rate F	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.74	$ 9.37	$ 7.54	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.10	.17	.11	.12	.20	.17
Net realized and unrealized gain (loss)	.30	.02	1.39	1.85	(6.01)	(1.02)
Total from investment operations	.40	.19	1.50	1.97	(5.81)	(.85)
Distributions from net investment income	-	(.19)	(.13)	(.14)	(.19)	(.15)
Distributions from net realized gain	-	-	-	-	-	(.87)
Total distributions	-	(.19)	(.13)	(.14)	(.19)	(1.02)
Net asset value, end of period	$ 11.14	$ 10.74	$ 10.74	$ 9.37	$ 7.54	$ 13.54
Total Return B, C	3.72%	1.92%	16.04%	26.18%	(43.00)%	(5.82)%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.60%	.74%	.87%	.85%	.85% A
Expenses net of fee waivers, if any	.60% A	.60%	.74%	.87%	.85%	.85% A
Expenses net of all reductions	.60% A	.60%	.73%	.86%	.85%	.84% A
Net investment income (loss)	1.81% A	1.65%	1.14%	1.36%	1.79%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,923	$ 1,519	$ 1,876	$ 2,279	$ 1,304	$ 1,060
Portfolio turnover rate F	63% A	128%	120%	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 40,637,454
Gross unrealized depreciation	(54,313,545)
Net unrealized appreciation (depreciation) on securities and other investments	$ (13,676,091)

Tax cost	$ 500,652,141

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (182,900,202)
2018	(188,104,839)
Total with expiration	$ (371,005,041)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $173,540 and a change in net unrealized appreciation (depreciation) of $224,092 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $154,013,791 and $204,728,934, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .24% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 22,037	$ 378
Class T	.25%	.25%	14,262	95

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class B	.75%	.25%	$ 8,599	$ 6,466
Class C	.75%	.25%	24,282	7,471
			$ 69,180	$ 14,410

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,002
Class T	1,207
Class B*	2,601
Class C*	957
$ 9,767

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 26,655.30
Class T	9,028.32
Class B	2,602.30
Class C	7,434.31

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Stock Selector Large Cap Value	$ 585,545.25
Institutional Class	2,421.28
	$ 633,685

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,280 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $727 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,033. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,419 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2012	Year ended January 31, 2012
From net investment income
Class A	$ -	$ 291,163
Class T	-	76,828
Class B	-	14,902
Class C	-	43,527
Stock Selector Large Cap Value	-	9,726,457
Institutional Class	-	26,838
Total	$ -	$ 10,179,715

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class A
Shares sold	126,443	537,296	$ 1,382,622	$ 5,591,381
Reinvestment of distributions	-	26,981	-	272,774
Shares redeemed	(366,625)	(742,040)	(4,035,272)	(7,769,301)
Net increase (decrease)	(240,182)	(177,763)	$ (2,652,650)	$ (1,905,146)
Class T
Shares sold	61,302	164,778	$ 673,987	$ 1,752,467
Reinvestment of distributions	-	7,415	-	75,038
Shares redeemed	(64,766)	(173,682)	(710,478)	(1,851,245)
Net increase (decrease)	(3,464)	(1,489)	$ (36,491)	$ (23,740)
Class B
Shares sold	168	9,062	$ 1,849	$ 86,884
Reinvestment of distributions	-	1,307	-	13,227
Shares redeemed	(24,441)	(52,766)	(268,670)	(549,800)
Net increase (decrease)	(24,273)	(42,397)	$ (266,821)	$ (449,689)
Class C
Shares sold	92,750	201,797	$ 1,004,081	$ 2,080,198
Reinvestment of distributions	-	3,605	-	36,155
Shares redeemed	(112,628)	(108,651)	(1,226,746)	(1,106,480)
Net increase (decrease)	(19,878)	96,751	$ (222,665)	$ 1,009,873
Stock Selector Large Cap Value
Shares sold	1,864,338	6,854,527	$ 20,578,901	$ 72,065,849
Reinvestment of distributions	-	935,043	-	9,500,032
Shares redeemed	(6,224,621)	(37,479,739)	(68,904,058)	(402,880,177)
Net increase (decrease)	(4,360,283)	(29,690,169)	$ (48,325,157)	$ (321,314,296)
Institutional Class
Shares sold	41,350	58,013	$ 462,299	$ 608,335
Reinvestment of distributions	-	2,632	-	26,662
Shares redeemed	(10,234)	(93,801)	(112,834)	(1,017,031)
Net increase (decrease)	31,116	(33,156)	$ 349,465	$ (382,034)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

ALCVI-USAN-0912
1.838387.103

Fidelity®

Mid Cap Growth

Fund

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	1.07%
Actual		$ 1,000.00	$ 966.60	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.37
Class T	1.35%
Actual		$ 1,000.00	$ 964.60	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.77
Class B	1.82%
Actual		$ 1,000.00	$ 962.20	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.12
Class C	1.82%
Actual		$ 1,000.00	$ 962.20	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.12
Mid Cap Growth	.81%
Actual		$ 1,000.00	$ 966.90	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.07
Institutional Class	.69%
Actual		$ 1,000.00	$ 967.00	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.43	$ 3.47

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
PetSmart, Inc.	2.1	0.0
Tractor Supply Co.	1.8	1.0
Church & Dwight Co., Inc.	1.8	0.0
Dick's Sporting Goods, Inc.	1.6	0.0
Alexion Pharmaceuticals, Inc.	1.5	1.0
W.W. Grainger, Inc.	1.5	0.0
LKQ Corp.	1.3	0.0
Roper Industries, Inc.	1.3	1.0
PVH Corp.	1.2	1.2
Panera Bread Co. Class A	1.2	0.7
	15.3
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.0	16.5
Information Technology	16.7	21.1
Industrials	13.8	11.5
Health Care	13.1	16.5
Consumer Staples	7.9	3.4
Asset Allocation (% of fund's net assets)
As of July 31, 2012*		As of January 31, 2012**
	Stocks and Equity Futures 97.3%		Stocks 96.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.7%		Short-Term Investments and Net Other Assets (Liabilities) 3.6%
* Foreign investments	9.9%	** Foreign investments	14.3%

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 24.0%
Distributors - 1.3%
LKQ Corp. (a)	90,100	$ 3,183,233
Hotels, Restaurants & Leisure - 2.4%
BJ's Restaurants, Inc. (a)	16,100	637,238
Buffalo Wild Wings, Inc. (a)	11,800	856,562
Domino's Pizza, Inc.	37,000	1,263,180
Panera Bread Co. Class A (a)	18,400	2,897,816
		5,654,796
Household Durables - 3.6%
Jarden Corp.	62,200	2,811,440
Newell Rubbermaid, Inc.	76,300	1,346,695
NVR, Inc. (a)	2,700	2,089,746
Tupperware Brands Corp.	42,300	2,217,366
		8,465,247
Leisure Equipment & Products - 1.2%
Polaris Industries, Inc.	37,000	2,780,920
Multiline Retail - 1.1%
Dollar General Corp. (a)	25,300	1,290,553
Dollar Tree, Inc. (a)	28,200	1,419,588
		2,710,141
Specialty Retail - 11.6%
Abercrombie & Fitch Co. Class A	14,100	476,580
CarMax, Inc. (a)	31,300	871,079
Dick's Sporting Goods, Inc.	75,100	3,688,912
Hibbett Sports, Inc. (a)	22,100	1,343,017
Limited Brands, Inc.	20,500	974,775
O'Reilly Automotive, Inc. (a)	12,700	1,088,898
PetSmart, Inc.	75,900	5,017,746
Ross Stores, Inc.	26,300	1,747,372
Sally Beauty Holdings, Inc. (a)	101,600	2,684,272
Signet Jewelers Ltd.	55,300	2,428,776
Tractor Supply Co.	47,800	4,343,586
Ulta Salon, Cosmetics & Fragrance, Inc.	12,100	1,027,048
Urban Outfitters, Inc. (a)	19,900	607,945
Vitamin Shoppe, Inc. (a)	20,600	1,131,352
		27,431,358
Textiles, Apparel & Luxury Goods - 2.8%
PVH Corp.	37,500	2,978,625
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	42,600	$ 2,319,144
Warnaco Group, Inc. (a)	32,000	1,365,120
		6,662,889
TOTAL CONSUMER DISCRETIONARY		56,888,584
CONSUMER STAPLES - 7.9%
Beverages - 2.1%
Beam, Inc.	28,900	1,817,232
Dr Pepper Snapple Group, Inc.	19,600	893,368
Monster Beverage Corp. (a)	35,900	2,386,273
		5,096,873
Food & Staples Retailing - 1.4%
United Natural Foods, Inc. (a)	31,100	1,688,730
Whole Foods Market, Inc.	17,300	1,587,794
		3,276,524
Food Products - 2.6%
DE Master Blenders 1753 NV (a)	225,700	2,615,668
Green Mountain Coffee Roasters, Inc. (a)(d)	14,200	259,292
Hillshire Brands Co.	45,160	1,156,548
The J.M. Smucker Co.	9,800	752,640
TreeHouse Foods, Inc. (a)	23,100	1,293,369
		6,077,517
Household Products - 1.8%
Church & Dwight Co., Inc.	73,800	4,251,618
TOTAL CONSUMER STAPLES		18,702,532
ENERGY - 5.4%
Energy Equipment & Services - 2.6%
Cameron International Corp. (a)	43,500	2,186,745
Dresser-Rand Group, Inc. (a)	23,700	1,102,287
Ensco PLC Class A	15,500	842,115
Helmerich & Payne, Inc.	15,000	697,500
Petrofac Ltd.	23,900	558,702
Rowan Companies PLC (a)	21,900	769,347
		6,156,696
Oil, Gas & Consumable Fuels - 2.8%
Atlas Pipeline Partners, LP	17,900	595,175
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cabot Oil & Gas Corp.	52,700	$ 2,223,413
HollyFrontier Corp.	10,000	373,900
Pioneer Natural Resources Co.	22,300	1,976,449
SM Energy Co.	14,900	701,641
WPX Energy, Inc.	46,100	735,295
		6,605,873
TOTAL ENERGY		12,762,569
FINANCIALS - 6.9%
Capital Markets - 1.4%
Invesco Ltd.	75,800	1,677,454
KKR & Co. LP	40,600	567,994
Monex Group, Inc.	1,751	284,156
TD Ameritrade Holding Corp.	43,200	687,744
		3,217,348
Commercial Banks - 0.3%
CIT Group, Inc. (a)	21,100	770,572
Consumer Finance - 0.8%
Capital One Financial Corp.	19,200	1,084,608
SLM Corp.	50,900	813,891
		1,898,499
Diversified Financial Services - 0.4%
Interactive Brokers Group, Inc.	76,200	1,055,370
Insurance - 0.1%
Brasil Insurance Participacoes e Administracao SA	12,600	111,600
Validus Holdings Ltd.	50	1,627
		113,227
Real Estate Investment Trusts - 3.2%
Apartment Investment & Management Co. Class A	44,244	1,213,613
Equity One, Inc.	65,742	1,425,944
Essex Property Trust, Inc.	8,090	1,273,042
Highwoods Properties, Inc. (SBI)	40,638	1,376,409
Rayonier, Inc.	37,228	1,775,403
Ventas, Inc.	6,517	438,268
		7,502,679
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	4,400	$ 341,264
CBRE Group, Inc. (a)	42,763	666,248
		1,007,512
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	33,400	659,984
TOTAL FINANCIALS		16,225,191
HEALTH CARE - 13.1%
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (a)	33,200	3,481,020
Amarin Corp. PLC ADR (a)	60,000	702,600
Biogen Idec, Inc. (a)	11,600	1,691,628
Medivation, Inc. (a)	8,000	797,600
Onyx Pharmaceuticals, Inc. (a)	27,200	2,039,184
Regeneron Pharmaceuticals, Inc. (a)	10,200	1,373,430
Seattle Genetics, Inc. (a)	57,900	1,514,664
		11,600,126
Health Care Equipment & Supplies - 1.8%
IDEXX Laboratories, Inc. (a)	13,000	1,146,210
Sirona Dental Systems, Inc. (a)	20,400	881,892
The Cooper Companies, Inc.	30,200	2,272,852
		4,300,954
Health Care Providers & Services - 4.4%
Aetna, Inc.	42,900	1,546,974
Catamaran Corp. (a)	23,187	1,969,456
HMS Holdings Corp. (a)	65,900	2,267,619
Humana, Inc.	18,100	1,114,960
MEDNAX, Inc. (a)	28,700	1,897,931
Wellcare Health Plans, Inc. (a)	25,700	1,665,874
		10,462,814
Pharmaceuticals - 2.0%
Allergan, Inc.	15,800	1,296,706
Elan Corp. PLC sponsored ADR (a)	82,100	948,255
Perrigo Co.	21,800	2,485,636
		4,730,597
TOTAL HEALTH CARE		31,094,491
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 13.8%
Aerospace & Defense - 1.9%
BE Aerospace, Inc. (a)	44,700	$ 1,753,581
Esterline Technologies Corp. (a)	22,500	1,321,200
Precision Castparts Corp.	8,500	1,322,260
		4,397,041
Building Products - 1.1%
Lennox International, Inc.	27,900	1,218,393
Owens Corning (a)	56,200	1,509,532
		2,727,925
Electrical Equipment - 3.4%
AMETEK, Inc.	86,250	2,673,750
Hubbell, Inc. Class B	28,400	2,336,752
Roper Industries, Inc.	30,800	3,063,060
		8,073,562
Machinery - 3.2%
Colfax Corp. (a)	34,900	1,010,006
Cummins, Inc.	16,900	1,620,710
Ingersoll-Rand PLC	67,000	2,841,470
Melrose PLC (d)	162,600	562,381
WABCO Holdings, Inc. (a)	28,600	1,570,712
		7,605,279
Professional Services - 0.8%
IHS, Inc. Class A (a)	17,200	1,896,644
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	41,800	2,299,836
Trading Companies & Distributors - 2.4%
W.W. Grainger, Inc.	16,800	3,441,144
Watsco, Inc.	31,500	2,140,110
		5,581,254
TOTAL INDUSTRIALS		32,581,541
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	51,600	817,860
Brocade Communications Systems, Inc. (a)	142,800	709,716
Polycom, Inc. (a)	98,700	862,638
Riverbed Technology, Inc. (a)	107,000	1,887,480
		4,277,694
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.1%
NetApp, Inc. (a)	44,300	$ 1,447,281
SanDisk Corp. (a)	29,300	1,205,109
		2,652,390
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	27,200	918,000
Flextronics International Ltd. (a)	184,900	1,185,209
Jabil Circuit, Inc.	50,900	1,104,530
		3,207,739
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	42,800	1,505,704
Bankrate, Inc. (a)	29,500	470,525
Rackspace Hosting, Inc. (a)	25,161	1,104,065
Velti PLC (a)(d)	90,200	491,590
		3,571,884
IT Services - 2.0%
Amdocs Ltd.	30,000	892,500
Cognizant Technology Solutions Corp. Class A (a)	14,900	845,873
SAIC, Inc.	50,800	587,756
Sapient Corp.	66,800	665,328
The Western Union Co.	99,620	1,736,377
		4,727,834
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	202,600	822,556
Avago Technologies Ltd.	52,000	1,924,000
Broadcom Corp. Class A	26,300	891,044
Marvell Technology Group Ltd.	64,400	725,144
NXP Semiconductors NV (a)	37,500	847,125
ON Semiconductor Corp. (a)	171,500	1,190,210
Skyworks Solutions, Inc. (a)	50,700	1,466,751
		7,866,830
Software - 5.6%
ANSYS, Inc. (a)	25,600	1,534,976
BMC Software, Inc. (a)	38,900	1,540,440
BroadSoft, Inc. (a)	26,100	640,755
Check Point Software Technologies Ltd. (a)	19,000	922,830
Citrix Systems, Inc. (a)	28,600	2,078,648
Informatica Corp. (a)	33,200	979,732
Intuit, Inc.	17,500	1,015,350
Nuance Communications, Inc. (a)	69,200	1,408,220
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	56,400	$ 1,214,856
Solera Holdings, Inc.	29,600	1,155,880
Synopsys, Inc. (a)	26,350	798,142
		13,289,829
TOTAL INFORMATION TECHNOLOGY		39,594,200
MATERIALS - 5.9%
Chemicals - 4.8%
Airgas, Inc.	20,800	1,649,856
Albemarle Corp.	15,400	896,588
Eastman Chemical Co.	14,400	752,832
FMC Corp.	26,400	1,444,080
PPG Industries, Inc.	13,300	1,455,818
Sherwin-Williams Co.	14,300	1,921,205
Sigma Aldrich Corp.	20,100	1,390,920
Valspar Corp.	14,000	702,800
W.R. Grace & Co. (a)	19,100	1,070,364
		11,284,463
Containers & Packaging - 0.8%
Aptargroup, Inc.	15,800	790,158
Ball Corp.	26,400	1,097,184
		1,887,342
Metals & Mining - 0.3%
Reliance Steel & Aluminum Co.	12,700	653,796
TOTAL MATERIALS		13,825,601
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
Clearwire Corp. Class A (a)	372,130	424,228
Crown Castle International Corp. (a)	21,220	1,313,094
MetroPCS Communications, Inc. (a)	95,740	838,682
SBA Communications Corp. Class A (a)	29,860	1,763,532
		4,339,536
UTILITIES - 0.7%
Electric Utilities - 0.4%
ITC Holdings Corp.	3,600	267,084
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities	6,600	$ 263,208
PNM Resources, Inc.	18,377	382,242
		912,534
Gas Utilities - 0.2%
ONEOK, Inc.	12,486	555,752
Water Utilities - 0.1%
American Water Works Co., Inc.	7,100	257,375
TOTAL UTILITIES		1,725,661
TOTAL COMMON STOCKS (Cost $231,115,475)		227,739,906
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.09% 10/11/12 (e) (Cost $249,959)	$ 250,000	249,957
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	9,461,404	9,461,404
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	3,606,891	3,606,891
TOTAL MONEY MARKET FUNDS (Cost $13,068,295)		13,068,295
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $244,433,729)		241,058,158
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(4,350,893)
NET ASSETS - 100%		$ 236,707,265
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
28 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	$ 2,628,080	$ (1,452)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $249,957.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,337
Fidelity Securities Lending Cash Central Fund	88,292
Total	$ 94,629
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,888,584	$ 56,888,584	$ -	$ -
Consumer Staples	18,702,532	18,702,532	-	-
Energy	12,762,569	12,762,569	-	-
Financials	16,225,191	15,941,035	284,156	-
Health Care	31,094,491	31,094,491	-	-
Industrials	32,581,541	32,581,541	-	-
Information Technology	39,594,200	39,594,200	-	-
Materials	13,825,601	13,825,601	-	-
Telecommunication Services	4,339,536	4,339,536	-	-
Utilities	1,725,661	1,725,661	-	-
U.S. Government and Government Agency Obligations	249,957	-	249,957	-
Money Market Funds	13,068,295	13,068,295	-	-
Total Investments in Securities:	$ 241,058,158	$ 240,524,045	$ 534,113	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,452)	$ (1,452)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,452)
Total Value of Derivatives	$ -	$ (1,452)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,475,804) - See accompanying schedule: Unaffiliated issuers (cost $231,365,434)	$ 227,989,863
Fidelity Central Funds (cost $13,068,295)	13,068,295
Total Investments (cost $244,433,729)		$ 241,058,158
Foreign currency held at value (cost $2)		2
Receivable for investments sold		561,979
Receivable for fund shares sold		115,704
Dividends receivable		38,649
Distributions receivable from Fidelity Central Funds		8,681
Other receivables		6,541
Total assets		241,789,714

Liabilities
Payable to custodian bank	$ 3,123
Payable for investments purchased	777,907
Payable for fund shares redeemed	469,735
Accrued management fee	67,139
Distribution and service plan fees payable	8,735
Payable for daily variation margin on futures contracts	14,516
Other affiliated payables	69,816
Other payables and accrued expenses	64,587
Collateral on securities loaned, at value	3,606,891
Total liabilities		5,082,449

Net Assets		$ 236,707,265
Net Assets consist of:
Paid in capital		$ 260,458,010
Undistributed net investment income		337,462
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,710,176)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,378,031)
Net Assets		$ 236,707,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,327,211 ÷ 786,765 shares)	$ 11.86

Maximum offering price per share (100/94.25 of $11.86)	$ 12.58
Class T: Net Asset Value and redemption price per share ($4,761,225 ÷ 406,565 shares)	$ 11.71

Maximum offering price per share (100/96.50 of $11.71)	$ 12.13
Class B: Net Asset Value and offering price per share ($606,026 ÷ 52,900 shares)A	$ 11.46

Class C: Net Asset Value and offering price per share ($5,126,055 ÷ 447,268 shares)A	$ 11.46

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($215,997,517 ÷ 18,013,785 shares)	$ 11.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($889,231 ÷ 73,960 shares)	$ 12.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Dividends		$ 795,039
Special dividends		743,400
Interest		6
Income from Fidelity Central Funds (including $88,292 from security lending)		94,629
Total income		1,633,074

Expenses
Management fee Basic fee	$ 744,569
Performance adjustment	(260,934)
Transfer agent fees	393,858
Distribution and service plan fees	53,252
Accounting and security lending fees	54,107
Custodian fees and expenses	43,127
Independent trustees' compensation	879
Registration fees	68,126
Audit	31,806
Legal	518
Miscellaneous	1,441
Total expenses before reductions	1,130,749
Expense reductions	(10,209)	1,120,540
Net investment income (loss)		512,534
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	367,862
Foreign currency transactions	(4,148)
Futures contracts	(17,703)
Total net realized gain (loss)		346,011
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,890,827)
Assets and liabilities in foreign currencies	(595)
Futures contracts	(1,452)
Total change in net unrealized appreciation (depreciation)		(9,892,874)
Net gain (loss)		(9,546,863)
Net increase (decrease) in net assets resulting from operations		$ (9,034,329)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 512,534	$ (616,375)
Net realized gain (loss)	346,011	26,789,979
Change in net unrealized appreciation (depreciation)	(9,892,874)	(34,575,928)
Net increase (decrease) in net assets resulting from operations	(9,034,329)	(8,402,324)
Share transactions - net increase (decrease)	(27,769,707)	(44,807,582)
Redemption fees	6,085	17,787
Total increase (decrease) in net assets	(36,797,951)	(53,192,119)

Net Assets
Beginning of period	273,505,216	326,697,335
End of period (including undistributed net investment income of $337,462 and accumulated net investment loss of $175,072, respectively)	$ 236,707,265	$ 273,505,216

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.53	$ 9.38	$ 6.38	$ 12.19	$ 14.33
Income from Investment Operations
Net investment income (loss) E	.01 K	(.05)	(.06)	(.03)	.03	(.05)
Net realized and unrealized gain (loss)	(.42)	(.21)	3.21	3.03	(5.79)	(1.30)
Total from investment operations	(.41)	(.26)	3.15	3.00	(5.76)	(1.35)
Distributions from net investment income	-	-	-	-	(.05)	-
Distributions from net realized gain	-	-	-	-	-	(.79)
Total distributions	-	-	-	-	(.05)	(.79)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.86	$ 12.27	$ 12.53	$ 9.38	$ 6.38	$ 12.19
Total Return B, C, D	(3.34)%	(2.08)%	33.58%	47.02%	(47.25)%	(9.95)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.04%	1.04%	.95%	.95%	1.10% A
Expenses net of fee waivers, if any	1.07% A	1.04%	1.04%	.95%	.95%	1.10% A
Expenses net of all reductions	1.06% A	1.03%	1.03%	.93%	.94%	1.10% A
Net investment income (loss)	.17% A,K	(.43)%	(.52)%	(.30)%	.29%	(.41)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,327	$ 10,062	$ 10,751	$ 6,095	$ 1,623	$ 1,936
Portfolio turnover rate G	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 13, 2007 (commencement of sale of shares) to January 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KInvestment income per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 12.43	$ 9.33	$ 6.37	$ 12.14	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.01) L	(.09)	(.09)	(.05)	- K	(.09)
Net realized and unrealized gain (loss)	(.42)	(.20)	3.19	3.01	(5.75)	(1.31)
Total from investment operations	(.43)	(.29)	3.10	2.96	(5.75)	(1.40)
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	-	-	-	-	(.79)
Total distributions	-	-	-	-	(.02)	(.79)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 11.71	$ 12.14	$ 12.43	$ 9.33	$ 6.37	$ 12.14
Total Return B, C, D	(3.54)%	(2.33)%	33.23%	46.47%	(47.37)%	(10.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.35% A	1.34%	1.34%	1.26%	1.23%	1.36% A
Expenses net of fee waivers, if any	1.35% A	1.34%	1.34%	1.26%	1.23%	1.36% A
Expenses net of all reductions	1.35% A	1.33%	1.33%	1.23%	1.22%	1.36% A
Net investment income (loss)	(.12)% A,L	(.73)%	(.81)%	(.61)%	.00% H	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,761	$ 4,026	$ 3,205	$ 2,100	$ 790	$ 591
Portfolio turnover rate G	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IFor the period February 13, 2007 (commencement of sale of shares) to January 31, 2008. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LInvestment income per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.68)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 12.25	$ 9.23	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03) K	(.14)	(.13)	(.09)	(.05)	(.16)
Net realized and unrealized gain (loss)	(.42)	(.20)	3.15	2.99	(5.71)	(1.29)
Total from investment operations	(.45)	(.34)	3.02	2.90	(5.76)	(1.45)
Distributions from net realized gain	-	-	-	-	-	(.79)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.46	$ 11.91	$ 12.25	$ 9.23	$ 6.33	$ 12.09
Total Return B, C, D	(3.78)%	(2.78)%	32.72%	45.81%	(47.64)%	(10.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.80%	1.80%	1.70%	1.70%	1.85% A
Expenses net of fee waivers, if any	1.82% A	1.80%	1.80%	1.70%	1.70%	1.85% A
Expenses net of all reductions	1.81% A	1.78%	1.79%	1.67%	1.69%	1.85% A
Net investment income (loss)	(.59)% A,K	(1.19)%	(1.27)%	(1.05)%	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 606	$ 673	$ 812	$ 1,059	$ 245	$ 414
Portfolio turnover rate G	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 13, 2007 (commencement of sale of shares) to January 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KIncome per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.14)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 12.25	$ 9.24	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03) K	(.14)	(.13)	(.09)	(.04)	(.15)
Net realized and unrealized gain (loss)	(.42)	(.20)	3.14	3.00	(5.72)	(1.30)
Total from investment operations	(.45)	(.34)	3.01	2.91	(5.76)	(1.45)
Distributions from net realized gain	-	-	-	-	-	(.79)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.46	$ 11.91	$ 12.25	$ 9.24	$ 6.33	$ 12.09
Total Return B, C, D	(3.78)%	(2.78)%	32.58%	45.97%	(47.64)%	(10.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.80%	1.79%	1.70%	1.69%	1.85% A
Expenses net of fee waivers, if any	1.82% A	1.80%	1.79%	1.70%	1.69%	1.85% A
Expenses net of all reductions	1.81% A	1.79%	1.78%	1.68%	1.68%	1.85% A
Net investment income (loss)	(.59)% A,K	(1.19)%	(1.26)%	(1.05)%	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,126	$ 4,905	$ 4,852	$ 2,029	$ 699	$ 697
Portfolio turnover rate G	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 13, 2007 (commencement of sale of shares) to January 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KInvestment income per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.14)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Growth

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.63	$ 9.43	$ 6.40	$ 12.21	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.03 I	(.02)	(.03)	- H	.06	(.02)
Net realized and unrealized gain (loss)	(.44)	(.21)	3.23	3.03	(5.81)	(1.29)
Total from investment operations	(.41)	(.23)	3.20	3.03	(5.75)	(1.31)
Distributions from net investment income	-	-	-	-	(.06)	-
Distributions from net realized gain	-	-	- H	- H	-	(.79)
Total distributions	-	-	- H	- H	(.06)	(.79)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.99	$ 12.40	$ 12.63	$ 9.43	$ 6.40	$ 12.21
Total Return B, C	(3.31)%	(1.82)%	33.99%	47.37%	(47.09)%	(9.68)%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.79%	.79%	.70%	.69%	.83%
Expenses net of fee waivers, if any	.81% A	.79%	.79%	.70%	.68%	.81%
Expenses net of all reductions	.80% A	.77%	.78%	.67%	.67%	.81%
Net investment income (loss)	.42% A,I	(.17)%	(.26)%	(.05)%	.55%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 215,998	$ 252,124	$ 306,238	$ 211,006	$ 137,633	$ 301,225
Portfolio turnover rate F	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. IInvestment income per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.13)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 12.64	$ 9.43	$ 6.40	$ 12.22	$ 14.33
Income from Investment Operations
Net investment income (loss) D	.03 J	(.01)	(.02)	- I	.07	- I
Net realized and unrealized gain (loss)	(.44)	(.20)	3.24	3.04	(5.82)	(1.32)
Total from investment operations	(.41)	(.21)	3.22	3.04	(5.75)	(1.32)
Distributions from net investment income	-	-	-	-	(.07)	-
Distributions from net realized gain	-	-	(.01)	(.01)	-	(.79)
Total distributions	-	-	(.01)	(.01)	(.07)	(.79)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.02	$ 12.43	$ 12.64	$ 9.43	$ 6.40	$ 12.22
Total Return B, C	(3.30)%	(1.66)%	34.10%	47.54%	(47.09)%	(9.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.68%	.70%	.61%	.59%	.72% A
Expenses net of fee waivers, if any	.69% A	.68%	.70%	.61%	.59%	.72% A
Expenses net of all reductions	.68% A	.67%	.69%	.59%	.59%	.72% A
Net investment income (loss)	.55% A,J	(.07)%	(.18)%	.03%	.64%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 889	$ 1,714	$ 839	$ 288	$ 109	$ 182
Portfolio turnover rate F	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period February 13, 2007 (commencement of sale of shares) to January 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JInvestment income per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Mid Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on June 29, 2012, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,347,940
Gross unrealized depreciation	(18,034,542)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,686,602)

Tax cost	$ 244,744,760

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (19,613,163)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(17,703) and a change in net unrealized appreciation (depreciation) of $(1,452) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $304,838,885 and $331,125,097, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,174	$ 289
Class T	.25%	.25%	11,548	32
Class B	.75%	.25%	3,551	2,669
Class C	.75%	.25%	25,979	6,221
			$ 53,252	$ 9,211

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,678
Class T	2,136
Class B*	1,616
Class C*	701
$ 12,131

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 14,757.30
Class T	7,883.34
Class B	1,082.31
Class C	7,900.30
Mid Cap Growth	360,877.29
Institutional Class	1,359.17
	$ 393,858

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,493 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $388 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,209 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class A
Shares sold	107,780	352,250	$ 1,322,343	$ 4,351,299
Shares redeemed	(140,770)	(390,419)	(1,751,144)	(4,756,474)
Net increase (decrease)	(32,990)	(38,169)	$ (428,801)	$ (405,175)
Class T
Shares sold	119,981	133,161	$ 1,478,810	$ 1,615,612
Shares redeemed	(44,994)	(59,316)	(546,193)	(707,985)
Net increase (decrease)	74,987	73,845	$ 932,617	$ 907,627
Class B
Shares sold	9,329	10,854	$ 115,862	$ 133,326
Shares redeemed	(12,927)	(20,668)	(150,531)	(249,828)
Net increase (decrease)	(3,598)	(9,814)	$ (34,669)	$ (116,502)

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class C
Shares sold	69,741	167,010	$ 832,944	$ 2,017,388
Shares redeemed	(34,304)	(151,149)	(402,700)	(1,741,389)
Net increase (decrease)	35,437	15,861	$ 430,244	$ 275,999
Mid Cap Growth
Shares sold	2,498,614	6,967,439	$ 31,394,451	$ 85,935,348
Shares redeemed	(4,818,763)	(10,887,596)	(59,287,423)	(132,262,341)
Net increase (decrease)	(2,320,149)	(3,920,157)	$ (27,892,972)	$ (46,326,993)
Institutional Class
Shares sold	12,228	100,295	$ 151,442	$ 1,204,093
Shares redeemed	(76,243)	(28,686)	(927,568)	(346,631)
Net increase (decrease)	(64,015)	71,609	$ (776,126)	$ 857,462

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Proposed Reorganization.

The Board of Trustees of the Fund has approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor Stock Selector Mid Cap Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Fidelity Advisor Stock Selector Mid Cap Fund having the same aggregate net asset value as the outstanding shares of the corresponding classes of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the fourth quarter of 2012. If approved by shareholders, the reorganization is expected to become effective on or about January 11, 2013. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board noted that there was a portfolio management change for the fund in April 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that, on June 12, 2012, it had approved a proposal, subject to shareholder approval at a special meeting scheduled to be held in November 2012, to merge the fund into Fidelity Advisor Stock Selector Mid Cap Fund.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MCG-USAN-0912
1.900204.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity®
Mid Cap Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	1.07%
Actual		$ 1,000.00	$ 966.60	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.37
Class T	1.35%
Actual		$ 1,000.00	$ 964.60	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.77
Class B	1.82%
Actual		$ 1,000.00	$ 962.20	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.12
Class C	1.82%
Actual		$ 1,000.00	$ 962.20	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.12
Mid Cap Growth	.81%
Actual		$ 1,000.00	$ 966.90	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.07
Institutional Class	.69%
Actual		$ 1,000.00	$ 967.00	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.43	$ 3.47

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
PetSmart, Inc.	2.1	0.0
Tractor Supply Co.	1.8	1.0
Church & Dwight Co., Inc.	1.8	0.0
Dick's Sporting Goods, Inc.	1.6	0.0
Alexion Pharmaceuticals, Inc.	1.5	1.0
W.W. Grainger, Inc.	1.5	0.0
LKQ Corp.	1.3	0.0
Roper Industries, Inc.	1.3	1.0
PVH Corp.	1.2	1.2
Panera Bread Co. Class A	1.2	0.7
	15.3
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.0	16.5
Information Technology	16.7	21.1
Industrials	13.8	11.5
Health Care	13.1	16.5
Consumer Staples	7.9	3.4
Asset Allocation (% of fund's net assets)
As of July 31, 2012*		As of January 31, 2012**
	Stocks and Equity Futures 97.3%		Stocks 96.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.7%		Short-Term Investments and Net Other Assets (Liabilities) 3.6%
* Foreign investments	9.9%	** Foreign investments	14.3%

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 24.0%
Distributors - 1.3%
LKQ Corp. (a)	90,100	$ 3,183,233
Hotels, Restaurants & Leisure - 2.4%
BJ's Restaurants, Inc. (a)	16,100	637,238
Buffalo Wild Wings, Inc. (a)	11,800	856,562
Domino's Pizza, Inc.	37,000	1,263,180
Panera Bread Co. Class A (a)	18,400	2,897,816
		5,654,796
Household Durables - 3.6%
Jarden Corp.	62,200	2,811,440
Newell Rubbermaid, Inc.	76,300	1,346,695
NVR, Inc. (a)	2,700	2,089,746
Tupperware Brands Corp.	42,300	2,217,366
		8,465,247
Leisure Equipment & Products - 1.2%
Polaris Industries, Inc.	37,000	2,780,920
Multiline Retail - 1.1%
Dollar General Corp. (a)	25,300	1,290,553
Dollar Tree, Inc. (a)	28,200	1,419,588
		2,710,141
Specialty Retail - 11.6%
Abercrombie & Fitch Co. Class A	14,100	476,580
CarMax, Inc. (a)	31,300	871,079
Dick's Sporting Goods, Inc.	75,100	3,688,912
Hibbett Sports, Inc. (a)	22,100	1,343,017
Limited Brands, Inc.	20,500	974,775
O'Reilly Automotive, Inc. (a)	12,700	1,088,898
PetSmart, Inc.	75,900	5,017,746
Ross Stores, Inc.	26,300	1,747,372
Sally Beauty Holdings, Inc. (a)	101,600	2,684,272
Signet Jewelers Ltd.	55,300	2,428,776
Tractor Supply Co.	47,800	4,343,586
Ulta Salon, Cosmetics & Fragrance, Inc.	12,100	1,027,048
Urban Outfitters, Inc. (a)	19,900	607,945
Vitamin Shoppe, Inc. (a)	20,600	1,131,352
		27,431,358
Textiles, Apparel & Luxury Goods - 2.8%
PVH Corp.	37,500	2,978,625
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	42,600	$ 2,319,144
Warnaco Group, Inc. (a)	32,000	1,365,120
		6,662,889
TOTAL CONSUMER DISCRETIONARY		56,888,584
CONSUMER STAPLES - 7.9%
Beverages - 2.1%
Beam, Inc.	28,900	1,817,232
Dr Pepper Snapple Group, Inc.	19,600	893,368
Monster Beverage Corp. (a)	35,900	2,386,273
		5,096,873
Food & Staples Retailing - 1.4%
United Natural Foods, Inc. (a)	31,100	1,688,730
Whole Foods Market, Inc.	17,300	1,587,794
		3,276,524
Food Products - 2.6%
DE Master Blenders 1753 NV (a)	225,700	2,615,668
Green Mountain Coffee Roasters, Inc. (a)(d)	14,200	259,292
Hillshire Brands Co.	45,160	1,156,548
The J.M. Smucker Co.	9,800	752,640
TreeHouse Foods, Inc. (a)	23,100	1,293,369
		6,077,517
Household Products - 1.8%
Church & Dwight Co., Inc.	73,800	4,251,618
TOTAL CONSUMER STAPLES		18,702,532
ENERGY - 5.4%
Energy Equipment & Services - 2.6%
Cameron International Corp. (a)	43,500	2,186,745
Dresser-Rand Group, Inc. (a)	23,700	1,102,287
Ensco PLC Class A	15,500	842,115
Helmerich & Payne, Inc.	15,000	697,500
Petrofac Ltd.	23,900	558,702
Rowan Companies PLC (a)	21,900	769,347
		6,156,696
Oil, Gas & Consumable Fuels - 2.8%
Atlas Pipeline Partners, LP	17,900	595,175
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cabot Oil & Gas Corp.	52,700	$ 2,223,413
HollyFrontier Corp.	10,000	373,900
Pioneer Natural Resources Co.	22,300	1,976,449
SM Energy Co.	14,900	701,641
WPX Energy, Inc.	46,100	735,295
		6,605,873
TOTAL ENERGY		12,762,569
FINANCIALS - 6.9%
Capital Markets - 1.4%
Invesco Ltd.	75,800	1,677,454
KKR & Co. LP	40,600	567,994
Monex Group, Inc.	1,751	284,156
TD Ameritrade Holding Corp.	43,200	687,744
		3,217,348
Commercial Banks - 0.3%
CIT Group, Inc. (a)	21,100	770,572
Consumer Finance - 0.8%
Capital One Financial Corp.	19,200	1,084,608
SLM Corp.	50,900	813,891
		1,898,499
Diversified Financial Services - 0.4%
Interactive Brokers Group, Inc.	76,200	1,055,370
Insurance - 0.1%
Brasil Insurance Participacoes e Administracao SA	12,600	111,600
Validus Holdings Ltd.	50	1,627
		113,227
Real Estate Investment Trusts - 3.2%
Apartment Investment & Management Co. Class A	44,244	1,213,613
Equity One, Inc.	65,742	1,425,944
Essex Property Trust, Inc.	8,090	1,273,042
Highwoods Properties, Inc. (SBI)	40,638	1,376,409
Rayonier, Inc.	37,228	1,775,403
Ventas, Inc.	6,517	438,268
		7,502,679
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	4,400	$ 341,264
CBRE Group, Inc. (a)	42,763	666,248
		1,007,512
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	33,400	659,984
TOTAL FINANCIALS		16,225,191
HEALTH CARE - 13.1%
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (a)	33,200	3,481,020
Amarin Corp. PLC ADR (a)	60,000	702,600
Biogen Idec, Inc. (a)	11,600	1,691,628
Medivation, Inc. (a)	8,000	797,600
Onyx Pharmaceuticals, Inc. (a)	27,200	2,039,184
Regeneron Pharmaceuticals, Inc. (a)	10,200	1,373,430
Seattle Genetics, Inc. (a)	57,900	1,514,664
		11,600,126
Health Care Equipment & Supplies - 1.8%
IDEXX Laboratories, Inc. (a)	13,000	1,146,210
Sirona Dental Systems, Inc. (a)	20,400	881,892
The Cooper Companies, Inc.	30,200	2,272,852
		4,300,954
Health Care Providers & Services - 4.4%
Aetna, Inc.	42,900	1,546,974
Catamaran Corp. (a)	23,187	1,969,456
HMS Holdings Corp. (a)	65,900	2,267,619
Humana, Inc.	18,100	1,114,960
MEDNAX, Inc. (a)	28,700	1,897,931
Wellcare Health Plans, Inc. (a)	25,700	1,665,874
		10,462,814
Pharmaceuticals - 2.0%
Allergan, Inc.	15,800	1,296,706
Elan Corp. PLC sponsored ADR (a)	82,100	948,255
Perrigo Co.	21,800	2,485,636
		4,730,597
TOTAL HEALTH CARE		31,094,491
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 13.8%
Aerospace & Defense - 1.9%
BE Aerospace, Inc. (a)	44,700	$ 1,753,581
Esterline Technologies Corp. (a)	22,500	1,321,200
Precision Castparts Corp.	8,500	1,322,260
		4,397,041
Building Products - 1.1%
Lennox International, Inc.	27,900	1,218,393
Owens Corning (a)	56,200	1,509,532
		2,727,925
Electrical Equipment - 3.4%
AMETEK, Inc.	86,250	2,673,750
Hubbell, Inc. Class B	28,400	2,336,752
Roper Industries, Inc.	30,800	3,063,060
		8,073,562
Machinery - 3.2%
Colfax Corp. (a)	34,900	1,010,006
Cummins, Inc.	16,900	1,620,710
Ingersoll-Rand PLC	67,000	2,841,470
Melrose PLC (d)	162,600	562,381
WABCO Holdings, Inc. (a)	28,600	1,570,712
		7,605,279
Professional Services - 0.8%
IHS, Inc. Class A (a)	17,200	1,896,644
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	41,800	2,299,836
Trading Companies & Distributors - 2.4%
W.W. Grainger, Inc.	16,800	3,441,144
Watsco, Inc.	31,500	2,140,110
		5,581,254
TOTAL INDUSTRIALS		32,581,541
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	51,600	817,860
Brocade Communications Systems, Inc. (a)	142,800	709,716
Polycom, Inc. (a)	98,700	862,638
Riverbed Technology, Inc. (a)	107,000	1,887,480
		4,277,694
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.1%
NetApp, Inc. (a)	44,300	$ 1,447,281
SanDisk Corp. (a)	29,300	1,205,109
		2,652,390
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	27,200	918,000
Flextronics International Ltd. (a)	184,900	1,185,209
Jabil Circuit, Inc.	50,900	1,104,530
		3,207,739
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	42,800	1,505,704
Bankrate, Inc. (a)	29,500	470,525
Rackspace Hosting, Inc. (a)	25,161	1,104,065
Velti PLC (a)(d)	90,200	491,590
		3,571,884
IT Services - 2.0%
Amdocs Ltd.	30,000	892,500
Cognizant Technology Solutions Corp. Class A (a)	14,900	845,873
SAIC, Inc.	50,800	587,756
Sapient Corp.	66,800	665,328
The Western Union Co.	99,620	1,736,377
		4,727,834
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	202,600	822,556
Avago Technologies Ltd.	52,000	1,924,000
Broadcom Corp. Class A	26,300	891,044
Marvell Technology Group Ltd.	64,400	725,144
NXP Semiconductors NV (a)	37,500	847,125
ON Semiconductor Corp. (a)	171,500	1,190,210
Skyworks Solutions, Inc. (a)	50,700	1,466,751
		7,866,830
Software - 5.6%
ANSYS, Inc. (a)	25,600	1,534,976
BMC Software, Inc. (a)	38,900	1,540,440
BroadSoft, Inc. (a)	26,100	640,755
Check Point Software Technologies Ltd. (a)	19,000	922,830
Citrix Systems, Inc. (a)	28,600	2,078,648
Informatica Corp. (a)	33,200	979,732
Intuit, Inc.	17,500	1,015,350
Nuance Communications, Inc. (a)	69,200	1,408,220
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	56,400	$ 1,214,856
Solera Holdings, Inc.	29,600	1,155,880
Synopsys, Inc. (a)	26,350	798,142
		13,289,829
TOTAL INFORMATION TECHNOLOGY		39,594,200
MATERIALS - 5.9%
Chemicals - 4.8%
Airgas, Inc.	20,800	1,649,856
Albemarle Corp.	15,400	896,588
Eastman Chemical Co.	14,400	752,832
FMC Corp.	26,400	1,444,080
PPG Industries, Inc.	13,300	1,455,818
Sherwin-Williams Co.	14,300	1,921,205
Sigma Aldrich Corp.	20,100	1,390,920
Valspar Corp.	14,000	702,800
W.R. Grace & Co. (a)	19,100	1,070,364
		11,284,463
Containers & Packaging - 0.8%
Aptargroup, Inc.	15,800	790,158
Ball Corp.	26,400	1,097,184
		1,887,342
Metals & Mining - 0.3%
Reliance Steel & Aluminum Co.	12,700	653,796
TOTAL MATERIALS		13,825,601
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
Clearwire Corp. Class A (a)	372,130	424,228
Crown Castle International Corp. (a)	21,220	1,313,094
MetroPCS Communications, Inc. (a)	95,740	838,682
SBA Communications Corp. Class A (a)	29,860	1,763,532
		4,339,536
UTILITIES - 0.7%
Electric Utilities - 0.4%
ITC Holdings Corp.	3,600	267,084
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities	6,600	$ 263,208
PNM Resources, Inc.	18,377	382,242
		912,534
Gas Utilities - 0.2%
ONEOK, Inc.	12,486	555,752
Water Utilities - 0.1%
American Water Works Co., Inc.	7,100	257,375
TOTAL UTILITIES		1,725,661
TOTAL COMMON STOCKS (Cost $231,115,475)		227,739,906
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.09% 10/11/12 (e) (Cost $249,959)	$ 250,000	249,957
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	9,461,404	9,461,404
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	3,606,891	3,606,891
TOTAL MONEY MARKET FUNDS (Cost $13,068,295)		13,068,295
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $244,433,729)		241,058,158
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(4,350,893)
NET ASSETS - 100%		$ 236,707,265
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
28 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	$ 2,628,080	$ (1,452)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $249,957.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,337
Fidelity Securities Lending Cash Central Fund	88,292
Total	$ 94,629
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,888,584	$ 56,888,584	$ -	$ -
Consumer Staples	18,702,532	18,702,532	-	-
Energy	12,762,569	12,762,569	-	-
Financials	16,225,191	15,941,035	284,156	-
Health Care	31,094,491	31,094,491	-	-
Industrials	32,581,541	32,581,541	-	-
Information Technology	39,594,200	39,594,200	-	-
Materials	13,825,601	13,825,601	-	-
Telecommunication Services	4,339,536	4,339,536	-	-
Utilities	1,725,661	1,725,661	-	-
U.S. Government and Government Agency Obligations	249,957	-	249,957	-
Money Market Funds	13,068,295	13,068,295	-	-
Total Investments in Securities:	$ 241,058,158	$ 240,524,045	$ 534,113	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,452)	$ (1,452)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,452)
Total Value of Derivatives	$ -	$ (1,452)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,475,804) - See accompanying schedule: Unaffiliated issuers (cost $231,365,434)	$ 227,989,863
Fidelity Central Funds (cost $13,068,295)	13,068,295
Total Investments (cost $244,433,729)		$ 241,058,158
Foreign currency held at value (cost $2)		2
Receivable for investments sold		561,979
Receivable for fund shares sold		115,704
Dividends receivable		38,649
Distributions receivable from Fidelity Central Funds		8,681
Other receivables		6,541
Total assets		241,789,714

Liabilities
Payable to custodian bank	$ 3,123
Payable for investments purchased	777,907
Payable for fund shares redeemed	469,735
Accrued management fee	67,139
Distribution and service plan fees payable	8,735
Payable for daily variation margin on futures contracts	14,516
Other affiliated payables	69,816
Other payables and accrued expenses	64,587
Collateral on securities loaned, at value	3,606,891
Total liabilities		5,082,449

Net Assets		$ 236,707,265
Net Assets consist of:
Paid in capital		$ 260,458,010
Undistributed net investment income		337,462
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,710,176)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,378,031)
Net Assets		$ 236,707,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,327,211 ÷ 786,765 shares)	$ 11.86

Maximum offering price per share (100/94.25 of $11.86)	$ 12.58
Class T: Net Asset Value and redemption price per share ($4,761,225 ÷ 406,565 shares)	$ 11.71

Maximum offering price per share (100/96.50 of $11.71)	$ 12.13
Class B: Net Asset Value and offering price per share ($606,026 ÷ 52,900 shares)A	$ 11.46

Class C: Net Asset Value and offering price per share ($5,126,055 ÷ 447,268 shares)A	$ 11.46

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($215,997,517 ÷ 18,013,785 shares)	$ 11.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($889,231 ÷ 73,960 shares)	$ 12.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Dividends		$ 795,039
Special dividends		743,400
Interest		6
Income from Fidelity Central Funds (including $88,292 from security lending)		94,629
Total income		1,633,074

Expenses
Management fee Basic fee	$ 744,569
Performance adjustment	(260,934)
Transfer agent fees	393,858
Distribution and service plan fees	53,252
Accounting and security lending fees	54,107
Custodian fees and expenses	43,127
Independent trustees' compensation	879
Registration fees	68,126
Audit	31,806
Legal	518
Miscellaneous	1,441
Total expenses before reductions	1,130,749
Expense reductions	(10,209)	1,120,540
Net investment income (loss)		512,534
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	367,862
Foreign currency transactions	(4,148)
Futures contracts	(17,703)
Total net realized gain (loss)		346,011
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,890,827)
Assets and liabilities in foreign currencies	(595)
Futures contracts	(1,452)
Total change in net unrealized appreciation (depreciation)		(9,892,874)
Net gain (loss)		(9,546,863)
Net increase (decrease) in net assets resulting from operations		$ (9,034,329)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 512,534	$ (616,375)
Net realized gain (loss)	346,011	26,789,979
Change in net unrealized appreciation (depreciation)	(9,892,874)	(34,575,928)
Net increase (decrease) in net assets resulting from operations	(9,034,329)	(8,402,324)
Share transactions - net increase (decrease)	(27,769,707)	(44,807,582)
Redemption fees	6,085	17,787
Total increase (decrease) in net assets	(36,797,951)	(53,192,119)

Net Assets
Beginning of period	273,505,216	326,697,335
End of period (including undistributed net investment income of $337,462 and accumulated net investment loss of $175,072, respectively)	$ 236,707,265	$ 273,505,216

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.53	$ 9.38	$ 6.38	$ 12.19	$ 14.33
Income from Investment Operations
Net investment income (loss) E	.01 K	(.05)	(.06)	(.03)	.03	(.05)
Net realized and unrealized gain (loss)	(.42)	(.21)	3.21	3.03	(5.79)	(1.30)
Total from investment operations	(.41)	(.26)	3.15	3.00	(5.76)	(1.35)
Distributions from net investment income	-	-	-	-	(.05)	-
Distributions from net realized gain	-	-	-	-	-	(.79)
Total distributions	-	-	-	-	(.05)	(.79)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.86	$ 12.27	$ 12.53	$ 9.38	$ 6.38	$ 12.19
Total Return B, C, D	(3.34)%	(2.08)%	33.58%	47.02%	(47.25)%	(9.95)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.04%	1.04%	.95%	.95%	1.10% A
Expenses net of fee waivers, if any	1.07% A	1.04%	1.04%	.95%	.95%	1.10% A
Expenses net of all reductions	1.06% A	1.03%	1.03%	.93%	.94%	1.10% A
Net investment income (loss)	.17% A,K	(.43)%	(.52)%	(.30)%	.29%	(.41)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,327	$ 10,062	$ 10,751	$ 6,095	$ 1,623	$ 1,936
Portfolio turnover rate G	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 13, 2007 (commencement of sale of shares) to January 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KInvestment income per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 12.43	$ 9.33	$ 6.37	$ 12.14	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.01) L	(.09)	(.09)	(.05)	- K	(.09)
Net realized and unrealized gain (loss)	(.42)	(.20)	3.19	3.01	(5.75)	(1.31)
Total from investment operations	(.43)	(.29)	3.10	2.96	(5.75)	(1.40)
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	-	-	-	-	(.79)
Total distributions	-	-	-	-	(.02)	(.79)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 11.71	$ 12.14	$ 12.43	$ 9.33	$ 6.37	$ 12.14
Total Return B, C, D	(3.54)%	(2.33)%	33.23%	46.47%	(47.37)%	(10.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.35% A	1.34%	1.34%	1.26%	1.23%	1.36% A
Expenses net of fee waivers, if any	1.35% A	1.34%	1.34%	1.26%	1.23%	1.36% A
Expenses net of all reductions	1.35% A	1.33%	1.33%	1.23%	1.22%	1.36% A
Net investment income (loss)	(.12)% A,L	(.73)%	(.81)%	(.61)%	.00% H	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,761	$ 4,026	$ 3,205	$ 2,100	$ 790	$ 591
Portfolio turnover rate G	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IFor the period February 13, 2007 (commencement of sale of shares) to January 31, 2008. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LInvestment income per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.68)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 12.25	$ 9.23	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03) K	(.14)	(.13)	(.09)	(.05)	(.16)
Net realized and unrealized gain (loss)	(.42)	(.20)	3.15	2.99	(5.71)	(1.29)
Total from investment operations	(.45)	(.34)	3.02	2.90	(5.76)	(1.45)
Distributions from net realized gain	-	-	-	-	-	(.79)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.46	$ 11.91	$ 12.25	$ 9.23	$ 6.33	$ 12.09
Total Return B, C, D	(3.78)%	(2.78)%	32.72%	45.81%	(47.64)%	(10.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.80%	1.80%	1.70%	1.70%	1.85% A
Expenses net of fee waivers, if any	1.82% A	1.80%	1.80%	1.70%	1.70%	1.85% A
Expenses net of all reductions	1.81% A	1.78%	1.79%	1.67%	1.69%	1.85% A
Net investment income (loss)	(.59)% A,K	(1.19)%	(1.27)%	(1.05)%	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 606	$ 673	$ 812	$ 1,059	$ 245	$ 414
Portfolio turnover rate G	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 13, 2007 (commencement of sale of shares) to January 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KIncome per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.14)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 12.25	$ 9.24	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03) K	(.14)	(.13)	(.09)	(.04)	(.15)
Net realized and unrealized gain (loss)	(.42)	(.20)	3.14	3.00	(5.72)	(1.30)
Total from investment operations	(.45)	(.34)	3.01	2.91	(5.76)	(1.45)
Distributions from net realized gain	-	-	-	-	-	(.79)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.46	$ 11.91	$ 12.25	$ 9.24	$ 6.33	$ 12.09
Total Return B, C, D	(3.78)%	(2.78)%	32.58%	45.97%	(47.64)%	(10.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.80%	1.79%	1.70%	1.69%	1.85% A
Expenses net of fee waivers, if any	1.82% A	1.80%	1.79%	1.70%	1.69%	1.85% A
Expenses net of all reductions	1.81% A	1.79%	1.78%	1.68%	1.68%	1.85% A
Net investment income (loss)	(.59)% A,K	(1.19)%	(1.26)%	(1.05)%	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,126	$ 4,905	$ 4,852	$ 2,029	$ 699	$ 697
Portfolio turnover rate G	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 13, 2007 (commencement of sale of shares) to January 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KInvestment income per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.14)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Growth

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.63	$ 9.43	$ 6.40	$ 12.21	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.03 I	(.02)	(.03)	- H	.06	(.02)
Net realized and unrealized gain (loss)	(.44)	(.21)	3.23	3.03	(5.81)	(1.29)
Total from investment operations	(.41)	(.23)	3.20	3.03	(5.75)	(1.31)
Distributions from net investment income	-	-	-	-	(.06)	-
Distributions from net realized gain	-	-	- H	- H	-	(.79)
Total distributions	-	-	- H	- H	(.06)	(.79)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.99	$ 12.40	$ 12.63	$ 9.43	$ 6.40	$ 12.21
Total Return B, C	(3.31)%	(1.82)%	33.99%	47.37%	(47.09)%	(9.68)%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.79%	.79%	.70%	.69%	.83%
Expenses net of fee waivers, if any	.81% A	.79%	.79%	.70%	.68%	.81%
Expenses net of all reductions	.80% A	.77%	.78%	.67%	.67%	.81%
Net investment income (loss)	.42% A,I	(.17)%	(.26)%	(.05)%	.55%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 215,998	$ 252,124	$ 306,238	$ 211,006	$ 137,633	$ 301,225
Portfolio turnover rate F	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. IInvestment income per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.13)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 12.64	$ 9.43	$ 6.40	$ 12.22	$ 14.33
Income from Investment Operations
Net investment income (loss) D	.03 J	(.01)	(.02)	- I	.07	- I
Net realized and unrealized gain (loss)	(.44)	(.20)	3.24	3.04	(5.82)	(1.32)
Total from investment operations	(.41)	(.21)	3.22	3.04	(5.75)	(1.32)
Distributions from net investment income	-	-	-	-	(.07)	-
Distributions from net realized gain	-	-	(.01)	(.01)	-	(.79)
Total distributions	-	-	(.01)	(.01)	(.07)	(.79)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.02	$ 12.43	$ 12.64	$ 9.43	$ 6.40	$ 12.22
Total Return B, C	(3.30)%	(1.66)%	34.10%	47.54%	(47.09)%	(9.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.68%	.70%	.61%	.59%	.72% A
Expenses net of fee waivers, if any	.69% A	.68%	.70%	.61%	.59%	.72% A
Expenses net of all reductions	.68% A	.67%	.69%	.59%	.59%	.72% A
Net investment income (loss)	.55% A,J	(.07)%	(.18)%	.03%	.64%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 889	$ 1,714	$ 839	$ 288	$ 109	$ 182
Portfolio turnover rate F	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period February 13, 2007 (commencement of sale of shares) to January 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JInvestment income per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Mid Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on June 29, 2012, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well

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3. Significant Accounting Policies - continued

Security Valuation - continued

as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,347,940
Gross unrealized depreciation	(18,034,542)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,686,602)

Tax cost	$ 244,744,760

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (19,613,163)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(17,703) and a change in net unrealized appreciation (depreciation) of $(1,452) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $304,838,885 and $331,125,097, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,174	$ 289
Class T	.25%	.25%	11,548	32
Class B	.75%	.25%	3,551	2,669
Class C	.75%	.25%	25,979	6,221
			$ 53,252	$ 9,211

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,678
Class T	2,136
Class B*	1,616
Class C*	701
$ 12,131

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 14,757.30
Class T	7,883.34
Class B	1,082.31
Class C	7,900.30
Mid Cap Growth	360,877.29
Institutional Class	1,359.17
	$ 393,858

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,493 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $388 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,209 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class A
Shares sold	107,780	352,250	$ 1,322,343	$ 4,351,299
Shares redeemed	(140,770)	(390,419)	(1,751,144)	(4,756,474)
Net increase (decrease)	(32,990)	(38,169)	$ (428,801)	$ (405,175)
Class T
Shares sold	119,981	133,161	$ 1,478,810	$ 1,615,612
Shares redeemed	(44,994)	(59,316)	(546,193)	(707,985)
Net increase (decrease)	74,987	73,845	$ 932,617	$ 907,627
Class B
Shares sold	9,329	10,854	$ 115,862	$ 133,326
Shares redeemed	(12,927)	(20,668)	(150,531)	(249,828)
Net increase (decrease)	(3,598)	(9,814)	$ (34,669)	$ (116,502)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class C
Shares sold	69,741	167,010	$ 832,944	$ 2,017,388
Shares redeemed	(34,304)	(151,149)	(402,700)	(1,741,389)
Net increase (decrease)	35,437	15,861	$ 430,244	$ 275,999
Mid Cap Growth
Shares sold	2,498,614	6,967,439	$ 31,394,451	$ 85,935,348
Shares redeemed	(4,818,763)	(10,887,596)	(59,287,423)	(132,262,341)
Net increase (decrease)	(2,320,149)	(3,920,157)	$ (27,892,972)	$ (46,326,993)
Institutional Class
Shares sold	12,228	100,295	$ 151,442	$ 1,204,093
Shares redeemed	(76,243)	(28,686)	(927,568)	(346,631)
Net increase (decrease)	(64,015)	71,609	$ (776,126)	$ 857,462

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Proposed Reorganization.

The Board of Trustees of the Fund has approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor Stock Selector Mid Cap Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Fidelity Advisor Stock Selector Mid Cap Fund having the same aggregate net asset value as the outstanding shares of the corresponding classes of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the fourth quarter of 2012. If approved by shareholders, the reorganization is expected to become effective on or about January 11, 2013. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board noted that there was a portfolio management change for the fund in April 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that, on June 12, 2012, it had approved a proposal, subject to shareholder approval at a special meeting scheduled to be held in November 2012, to merge the fund into Fidelity Advisor Stock Selector Mid Cap Fund.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

AMCG-USAN-0912
1.838428.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap Growth

Fund - Institutional Class

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Mid Cap Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	1.07%
Actual		$ 1,000.00	$ 966.60	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.37
Class T	1.35%
Actual		$ 1,000.00	$ 964.60	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.77
Class B	1.82%
Actual		$ 1,000.00	$ 962.20	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.12
Class C	1.82%
Actual		$ 1,000.00	$ 962.20	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.12
Mid Cap Growth	.81%
Actual		$ 1,000.00	$ 966.90	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.07
Institutional Class	.69%
Actual		$ 1,000.00	$ 967.00	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.43	$ 3.47

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
PetSmart, Inc.	2.1	0.0
Tractor Supply Co.	1.8	1.0
Church & Dwight Co., Inc.	1.8	0.0
Dick's Sporting Goods, Inc.	1.6	0.0
Alexion Pharmaceuticals, Inc.	1.5	1.0
W.W. Grainger, Inc.	1.5	0.0
LKQ Corp.	1.3	0.0
Roper Industries, Inc.	1.3	1.0
PVH Corp.	1.2	1.2
Panera Bread Co. Class A	1.2	0.7
	15.3
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.0	16.5
Information Technology	16.7	21.1
Industrials	13.8	11.5
Health Care	13.1	16.5
Consumer Staples	7.9	3.4
Asset Allocation (% of fund's net assets)
As of July 31, 2012*		As of January 31, 2012**
	Stocks and Equity Futures 97.3%		Stocks 96.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.7%		Short-Term Investments and Net Other Assets (Liabilities) 3.6%
* Foreign investments	9.9%	** Foreign investments	14.3%

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 24.0%
Distributors - 1.3%
LKQ Corp. (a)	90,100	$ 3,183,233
Hotels, Restaurants & Leisure - 2.4%
BJ's Restaurants, Inc. (a)	16,100	637,238
Buffalo Wild Wings, Inc. (a)	11,800	856,562
Domino's Pizza, Inc.	37,000	1,263,180
Panera Bread Co. Class A (a)	18,400	2,897,816
		5,654,796
Household Durables - 3.6%
Jarden Corp.	62,200	2,811,440
Newell Rubbermaid, Inc.	76,300	1,346,695
NVR, Inc. (a)	2,700	2,089,746
Tupperware Brands Corp.	42,300	2,217,366
		8,465,247
Leisure Equipment & Products - 1.2%
Polaris Industries, Inc.	37,000	2,780,920
Multiline Retail - 1.1%
Dollar General Corp. (a)	25,300	1,290,553
Dollar Tree, Inc. (a)	28,200	1,419,588
		2,710,141
Specialty Retail - 11.6%
Abercrombie & Fitch Co. Class A	14,100	476,580
CarMax, Inc. (a)	31,300	871,079
Dick's Sporting Goods, Inc.	75,100	3,688,912
Hibbett Sports, Inc. (a)	22,100	1,343,017
Limited Brands, Inc.	20,500	974,775
O'Reilly Automotive, Inc. (a)	12,700	1,088,898
PetSmart, Inc.	75,900	5,017,746
Ross Stores, Inc.	26,300	1,747,372
Sally Beauty Holdings, Inc. (a)	101,600	2,684,272
Signet Jewelers Ltd.	55,300	2,428,776
Tractor Supply Co.	47,800	4,343,586
Ulta Salon, Cosmetics & Fragrance, Inc.	12,100	1,027,048
Urban Outfitters, Inc. (a)	19,900	607,945
Vitamin Shoppe, Inc. (a)	20,600	1,131,352
		27,431,358
Textiles, Apparel & Luxury Goods - 2.8%
PVH Corp.	37,500	2,978,625
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	42,600	$ 2,319,144
Warnaco Group, Inc. (a)	32,000	1,365,120
		6,662,889
TOTAL CONSUMER DISCRETIONARY		56,888,584
CONSUMER STAPLES - 7.9%
Beverages - 2.1%
Beam, Inc.	28,900	1,817,232
Dr Pepper Snapple Group, Inc.	19,600	893,368
Monster Beverage Corp. (a)	35,900	2,386,273
		5,096,873
Food & Staples Retailing - 1.4%
United Natural Foods, Inc. (a)	31,100	1,688,730
Whole Foods Market, Inc.	17,300	1,587,794
		3,276,524
Food Products - 2.6%
DE Master Blenders 1753 NV (a)	225,700	2,615,668
Green Mountain Coffee Roasters, Inc. (a)(d)	14,200	259,292
Hillshire Brands Co.	45,160	1,156,548
The J.M. Smucker Co.	9,800	752,640
TreeHouse Foods, Inc. (a)	23,100	1,293,369
		6,077,517
Household Products - 1.8%
Church & Dwight Co., Inc.	73,800	4,251,618
TOTAL CONSUMER STAPLES		18,702,532
ENERGY - 5.4%
Energy Equipment & Services - 2.6%
Cameron International Corp. (a)	43,500	2,186,745
Dresser-Rand Group, Inc. (a)	23,700	1,102,287
Ensco PLC Class A	15,500	842,115
Helmerich & Payne, Inc.	15,000	697,500
Petrofac Ltd.	23,900	558,702
Rowan Companies PLC (a)	21,900	769,347
		6,156,696
Oil, Gas & Consumable Fuels - 2.8%
Atlas Pipeline Partners, LP	17,900	595,175
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cabot Oil & Gas Corp.	52,700	$ 2,223,413
HollyFrontier Corp.	10,000	373,900
Pioneer Natural Resources Co.	22,300	1,976,449
SM Energy Co.	14,900	701,641
WPX Energy, Inc.	46,100	735,295
		6,605,873
TOTAL ENERGY		12,762,569
FINANCIALS - 6.9%
Capital Markets - 1.4%
Invesco Ltd.	75,800	1,677,454
KKR & Co. LP	40,600	567,994
Monex Group, Inc.	1,751	284,156
TD Ameritrade Holding Corp.	43,200	687,744
		3,217,348
Commercial Banks - 0.3%
CIT Group, Inc. (a)	21,100	770,572
Consumer Finance - 0.8%
Capital One Financial Corp.	19,200	1,084,608
SLM Corp.	50,900	813,891
		1,898,499
Diversified Financial Services - 0.4%
Interactive Brokers Group, Inc.	76,200	1,055,370
Insurance - 0.1%
Brasil Insurance Participacoes e Administracao SA	12,600	111,600
Validus Holdings Ltd.	50	1,627
		113,227
Real Estate Investment Trusts - 3.2%
Apartment Investment & Management Co. Class A	44,244	1,213,613
Equity One, Inc.	65,742	1,425,944
Essex Property Trust, Inc.	8,090	1,273,042
Highwoods Properties, Inc. (SBI)	40,638	1,376,409
Rayonier, Inc.	37,228	1,775,403
Ventas, Inc.	6,517	438,268
		7,502,679
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	4,400	$ 341,264
CBRE Group, Inc. (a)	42,763	666,248
		1,007,512
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	33,400	659,984
TOTAL FINANCIALS		16,225,191
HEALTH CARE - 13.1%
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (a)	33,200	3,481,020
Amarin Corp. PLC ADR (a)	60,000	702,600
Biogen Idec, Inc. (a)	11,600	1,691,628
Medivation, Inc. (a)	8,000	797,600
Onyx Pharmaceuticals, Inc. (a)	27,200	2,039,184
Regeneron Pharmaceuticals, Inc. (a)	10,200	1,373,430
Seattle Genetics, Inc. (a)	57,900	1,514,664
		11,600,126
Health Care Equipment & Supplies - 1.8%
IDEXX Laboratories, Inc. (a)	13,000	1,146,210
Sirona Dental Systems, Inc. (a)	20,400	881,892
The Cooper Companies, Inc.	30,200	2,272,852
		4,300,954
Health Care Providers & Services - 4.4%
Aetna, Inc.	42,900	1,546,974
Catamaran Corp. (a)	23,187	1,969,456
HMS Holdings Corp. (a)	65,900	2,267,619
Humana, Inc.	18,100	1,114,960
MEDNAX, Inc. (a)	28,700	1,897,931
Wellcare Health Plans, Inc. (a)	25,700	1,665,874
		10,462,814
Pharmaceuticals - 2.0%
Allergan, Inc.	15,800	1,296,706
Elan Corp. PLC sponsored ADR (a)	82,100	948,255
Perrigo Co.	21,800	2,485,636
		4,730,597
TOTAL HEALTH CARE		31,094,491
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 13.8%
Aerospace & Defense - 1.9%
BE Aerospace, Inc. (a)	44,700	$ 1,753,581
Esterline Technologies Corp. (a)	22,500	1,321,200
Precision Castparts Corp.	8,500	1,322,260
		4,397,041
Building Products - 1.1%
Lennox International, Inc.	27,900	1,218,393
Owens Corning (a)	56,200	1,509,532
		2,727,925
Electrical Equipment - 3.4%
AMETEK, Inc.	86,250	2,673,750
Hubbell, Inc. Class B	28,400	2,336,752
Roper Industries, Inc.	30,800	3,063,060
		8,073,562
Machinery - 3.2%
Colfax Corp. (a)	34,900	1,010,006
Cummins, Inc.	16,900	1,620,710
Ingersoll-Rand PLC	67,000	2,841,470
Melrose PLC (d)	162,600	562,381
WABCO Holdings, Inc. (a)	28,600	1,570,712
		7,605,279
Professional Services - 0.8%
IHS, Inc. Class A (a)	17,200	1,896,644
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	41,800	2,299,836
Trading Companies & Distributors - 2.4%
W.W. Grainger, Inc.	16,800	3,441,144
Watsco, Inc.	31,500	2,140,110
		5,581,254
TOTAL INDUSTRIALS		32,581,541
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	51,600	817,860
Brocade Communications Systems, Inc. (a)	142,800	709,716
Polycom, Inc. (a)	98,700	862,638
Riverbed Technology, Inc. (a)	107,000	1,887,480
		4,277,694
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.1%
NetApp, Inc. (a)	44,300	$ 1,447,281
SanDisk Corp. (a)	29,300	1,205,109
		2,652,390
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	27,200	918,000
Flextronics International Ltd. (a)	184,900	1,185,209
Jabil Circuit, Inc.	50,900	1,104,530
		3,207,739
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	42,800	1,505,704
Bankrate, Inc. (a)	29,500	470,525
Rackspace Hosting, Inc. (a)	25,161	1,104,065
Velti PLC (a)(d)	90,200	491,590
		3,571,884
IT Services - 2.0%
Amdocs Ltd.	30,000	892,500
Cognizant Technology Solutions Corp. Class A (a)	14,900	845,873
SAIC, Inc.	50,800	587,756
Sapient Corp.	66,800	665,328
The Western Union Co.	99,620	1,736,377
		4,727,834
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	202,600	822,556
Avago Technologies Ltd.	52,000	1,924,000
Broadcom Corp. Class A	26,300	891,044
Marvell Technology Group Ltd.	64,400	725,144
NXP Semiconductors NV (a)	37,500	847,125
ON Semiconductor Corp. (a)	171,500	1,190,210
Skyworks Solutions, Inc. (a)	50,700	1,466,751
		7,866,830
Software - 5.6%
ANSYS, Inc. (a)	25,600	1,534,976
BMC Software, Inc. (a)	38,900	1,540,440
BroadSoft, Inc. (a)	26,100	640,755
Check Point Software Technologies Ltd. (a)	19,000	922,830
Citrix Systems, Inc. (a)	28,600	2,078,648
Informatica Corp. (a)	33,200	979,732
Intuit, Inc.	17,500	1,015,350
Nuance Communications, Inc. (a)	69,200	1,408,220
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	56,400	$ 1,214,856
Solera Holdings, Inc.	29,600	1,155,880
Synopsys, Inc. (a)	26,350	798,142
		13,289,829
TOTAL INFORMATION TECHNOLOGY		39,594,200
MATERIALS - 5.9%
Chemicals - 4.8%
Airgas, Inc.	20,800	1,649,856
Albemarle Corp.	15,400	896,588
Eastman Chemical Co.	14,400	752,832
FMC Corp.	26,400	1,444,080
PPG Industries, Inc.	13,300	1,455,818
Sherwin-Williams Co.	14,300	1,921,205
Sigma Aldrich Corp.	20,100	1,390,920
Valspar Corp.	14,000	702,800
W.R. Grace & Co. (a)	19,100	1,070,364
		11,284,463
Containers & Packaging - 0.8%
Aptargroup, Inc.	15,800	790,158
Ball Corp.	26,400	1,097,184
		1,887,342
Metals & Mining - 0.3%
Reliance Steel & Aluminum Co.	12,700	653,796
TOTAL MATERIALS		13,825,601
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
Clearwire Corp. Class A (a)	372,130	424,228
Crown Castle International Corp. (a)	21,220	1,313,094
MetroPCS Communications, Inc. (a)	95,740	838,682
SBA Communications Corp. Class A (a)	29,860	1,763,532
		4,339,536
UTILITIES - 0.7%
Electric Utilities - 0.4%
ITC Holdings Corp.	3,600	267,084
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities	6,600	$ 263,208
PNM Resources, Inc.	18,377	382,242
		912,534
Gas Utilities - 0.2%
ONEOK, Inc.	12,486	555,752
Water Utilities - 0.1%
American Water Works Co., Inc.	7,100	257,375
TOTAL UTILITIES		1,725,661
TOTAL COMMON STOCKS (Cost $231,115,475)		227,739,906
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.09% 10/11/12 (e) (Cost $249,959)	$ 250,000	249,957
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	9,461,404	9,461,404
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	3,606,891	3,606,891
TOTAL MONEY MARKET FUNDS (Cost $13,068,295)		13,068,295
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $244,433,729)		241,058,158
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(4,350,893)
NET ASSETS - 100%		$ 236,707,265
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
28 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	$ 2,628,080	$ (1,452)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $249,957.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,337
Fidelity Securities Lending Cash Central Fund	88,292
Total	$ 94,629
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,888,584	$ 56,888,584	$ -	$ -
Consumer Staples	18,702,532	18,702,532	-	-
Energy	12,762,569	12,762,569	-	-
Financials	16,225,191	15,941,035	284,156	-
Health Care	31,094,491	31,094,491	-	-
Industrials	32,581,541	32,581,541	-	-
Information Technology	39,594,200	39,594,200	-	-
Materials	13,825,601	13,825,601	-	-
Telecommunication Services	4,339,536	4,339,536	-	-
Utilities	1,725,661	1,725,661	-	-
U.S. Government and Government Agency Obligations	249,957	-	249,957	-
Money Market Funds	13,068,295	13,068,295	-	-
Total Investments in Securities:	$ 241,058,158	$ 240,524,045	$ 534,113	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,452)	$ (1,452)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,452)
Total Value of Derivatives	$ -	$ (1,452)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,475,804) - See accompanying schedule: Unaffiliated issuers (cost $231,365,434)	$ 227,989,863
Fidelity Central Funds (cost $13,068,295)	13,068,295
Total Investments (cost $244,433,729)		$ 241,058,158
Foreign currency held at value (cost $2)		2
Receivable for investments sold		561,979
Receivable for fund shares sold		115,704
Dividends receivable		38,649
Distributions receivable from Fidelity Central Funds		8,681
Other receivables		6,541
Total assets		241,789,714

Liabilities
Payable to custodian bank	$ 3,123
Payable for investments purchased	777,907
Payable for fund shares redeemed	469,735
Accrued management fee	67,139
Distribution and service plan fees payable	8,735
Payable for daily variation margin on futures contracts	14,516
Other affiliated payables	69,816
Other payables and accrued expenses	64,587
Collateral on securities loaned, at value	3,606,891
Total liabilities		5,082,449

Net Assets		$ 236,707,265
Net Assets consist of:
Paid in capital		$ 260,458,010
Undistributed net investment income		337,462
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,710,176)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,378,031)
Net Assets		$ 236,707,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,327,211 ÷ 786,765 shares)	$ 11.86

Maximum offering price per share (100/94.25 of $11.86)	$ 12.58
Class T: Net Asset Value and redemption price per share ($4,761,225 ÷ 406,565 shares)	$ 11.71

Maximum offering price per share (100/96.50 of $11.71)	$ 12.13
Class B: Net Asset Value and offering price per share ($606,026 ÷ 52,900 shares)A	$ 11.46

Class C: Net Asset Value and offering price per share ($5,126,055 ÷ 447,268 shares)A	$ 11.46

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($215,997,517 ÷ 18,013,785 shares)	$ 11.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($889,231 ÷ 73,960 shares)	$ 12.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Dividends		$ 795,039
Special dividends		743,400
Interest		6
Income from Fidelity Central Funds (including $88,292 from security lending)		94,629
Total income		1,633,074

Expenses
Management fee Basic fee	$ 744,569
Performance adjustment	(260,934)
Transfer agent fees	393,858
Distribution and service plan fees	53,252
Accounting and security lending fees	54,107
Custodian fees and expenses	43,127
Independent trustees' compensation	879
Registration fees	68,126
Audit	31,806
Legal	518
Miscellaneous	1,441
Total expenses before reductions	1,130,749
Expense reductions	(10,209)	1,120,540
Net investment income (loss)		512,534
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	367,862
Foreign currency transactions	(4,148)
Futures contracts	(17,703)
Total net realized gain (loss)		346,011
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,890,827)
Assets and liabilities in foreign currencies	(595)
Futures contracts	(1,452)
Total change in net unrealized appreciation (depreciation)		(9,892,874)
Net gain (loss)		(9,546,863)
Net increase (decrease) in net assets resulting from operations		$ (9,034,329)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 512,534	$ (616,375)
Net realized gain (loss)	346,011	26,789,979
Change in net unrealized appreciation (depreciation)	(9,892,874)	(34,575,928)
Net increase (decrease) in net assets resulting from operations	(9,034,329)	(8,402,324)
Share transactions - net increase (decrease)	(27,769,707)	(44,807,582)
Redemption fees	6,085	17,787
Total increase (decrease) in net assets	(36,797,951)	(53,192,119)

Net Assets
Beginning of period	273,505,216	326,697,335
End of period (including undistributed net investment income of $337,462 and accumulated net investment loss of $175,072, respectively)	$ 236,707,265	$ 273,505,216

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.53	$ 9.38	$ 6.38	$ 12.19	$ 14.33
Income from Investment Operations
Net investment income (loss) E	.01 K	(.05)	(.06)	(.03)	.03	(.05)
Net realized and unrealized gain (loss)	(.42)	(.21)	3.21	3.03	(5.79)	(1.30)
Total from investment operations	(.41)	(.26)	3.15	3.00	(5.76)	(1.35)
Distributions from net investment income	-	-	-	-	(.05)	-
Distributions from net realized gain	-	-	-	-	-	(.79)
Total distributions	-	-	-	-	(.05)	(.79)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.86	$ 12.27	$ 12.53	$ 9.38	$ 6.38	$ 12.19
Total Return B, C, D	(3.34)%	(2.08)%	33.58%	47.02%	(47.25)%	(9.95)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.04%	1.04%	.95%	.95%	1.10% A
Expenses net of fee waivers, if any	1.07% A	1.04%	1.04%	.95%	.95%	1.10% A
Expenses net of all reductions	1.06% A	1.03%	1.03%	.93%	.94%	1.10% A
Net investment income (loss)	.17% A,K	(.43)%	(.52)%	(.30)%	.29%	(.41)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,327	$ 10,062	$ 10,751	$ 6,095	$ 1,623	$ 1,936
Portfolio turnover rate G	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 13, 2007 (commencement of sale of shares) to January 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KInvestment income per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 12.43	$ 9.33	$ 6.37	$ 12.14	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.01) L	(.09)	(.09)	(.05)	- K	(.09)
Net realized and unrealized gain (loss)	(.42)	(.20)	3.19	3.01	(5.75)	(1.31)
Total from investment operations	(.43)	(.29)	3.10	2.96	(5.75)	(1.40)
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	-	-	-	-	(.79)
Total distributions	-	-	-	-	(.02)	(.79)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 11.71	$ 12.14	$ 12.43	$ 9.33	$ 6.37	$ 12.14
Total Return B, C, D	(3.54)%	(2.33)%	33.23%	46.47%	(47.37)%	(10.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.35% A	1.34%	1.34%	1.26%	1.23%	1.36% A
Expenses net of fee waivers, if any	1.35% A	1.34%	1.34%	1.26%	1.23%	1.36% A
Expenses net of all reductions	1.35% A	1.33%	1.33%	1.23%	1.22%	1.36% A
Net investment income (loss)	(.12)% A,L	(.73)%	(.81)%	(.61)%	.00% H	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,761	$ 4,026	$ 3,205	$ 2,100	$ 790	$ 591
Portfolio turnover rate G	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IFor the period February 13, 2007 (commencement of sale of shares) to January 31, 2008. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LInvestment income per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.68)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 12.25	$ 9.23	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03) K	(.14)	(.13)	(.09)	(.05)	(.16)
Net realized and unrealized gain (loss)	(.42)	(.20)	3.15	2.99	(5.71)	(1.29)
Total from investment operations	(.45)	(.34)	3.02	2.90	(5.76)	(1.45)
Distributions from net realized gain	-	-	-	-	-	(.79)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.46	$ 11.91	$ 12.25	$ 9.23	$ 6.33	$ 12.09
Total Return B, C, D	(3.78)%	(2.78)%	32.72%	45.81%	(47.64)%	(10.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.80%	1.80%	1.70%	1.70%	1.85% A
Expenses net of fee waivers, if any	1.82% A	1.80%	1.80%	1.70%	1.70%	1.85% A
Expenses net of all reductions	1.81% A	1.78%	1.79%	1.67%	1.69%	1.85% A
Net investment income (loss)	(.59)% A,K	(1.19)%	(1.27)%	(1.05)%	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 606	$ 673	$ 812	$ 1,059	$ 245	$ 414
Portfolio turnover rate G	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 13, 2007 (commencement of sale of shares) to January 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KIncome per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.14)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 12.25	$ 9.24	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03) K	(.14)	(.13)	(.09)	(.04)	(.15)
Net realized and unrealized gain (loss)	(.42)	(.20)	3.14	3.00	(5.72)	(1.30)
Total from investment operations	(.45)	(.34)	3.01	2.91	(5.76)	(1.45)
Distributions from net realized gain	-	-	-	-	-	(.79)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.46	$ 11.91	$ 12.25	$ 9.24	$ 6.33	$ 12.09
Total Return B, C, D	(3.78)%	(2.78)%	32.58%	45.97%	(47.64)%	(10.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.80%	1.79%	1.70%	1.69%	1.85% A
Expenses net of fee waivers, if any	1.82% A	1.80%	1.79%	1.70%	1.69%	1.85% A
Expenses net of all reductions	1.81% A	1.79%	1.78%	1.68%	1.68%	1.85% A
Net investment income (loss)	(.59)% A,K	(1.19)%	(1.26)%	(1.05)%	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,126	$ 4,905	$ 4,852	$ 2,029	$ 699	$ 697
Portfolio turnover rate G	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 13, 2007 (commencement of sale of shares) to January 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KInvestment income per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.14)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Growth

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.63	$ 9.43	$ 6.40	$ 12.21	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.03 I	(.02)	(.03)	- H	.06	(.02)
Net realized and unrealized gain (loss)	(.44)	(.21)	3.23	3.03	(5.81)	(1.29)
Total from investment operations	(.41)	(.23)	3.20	3.03	(5.75)	(1.31)
Distributions from net investment income	-	-	-	-	(.06)	-
Distributions from net realized gain	-	-	- H	- H	-	(.79)
Total distributions	-	-	- H	- H	(.06)	(.79)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.99	$ 12.40	$ 12.63	$ 9.43	$ 6.40	$ 12.21
Total Return B, C	(3.31)%	(1.82)%	33.99%	47.37%	(47.09)%	(9.68)%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.79%	.79%	.70%	.69%	.83%
Expenses net of fee waivers, if any	.81% A	.79%	.79%	.70%	.68%	.81%
Expenses net of all reductions	.80% A	.77%	.78%	.67%	.67%	.81%
Net investment income (loss)	.42% A,I	(.17)%	(.26)%	(.05)%	.55%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 215,998	$ 252,124	$ 306,238	$ 211,006	$ 137,633	$ 301,225
Portfolio turnover rate F	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. IInvestment income per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.13)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 12.64	$ 9.43	$ 6.40	$ 12.22	$ 14.33
Income from Investment Operations
Net investment income (loss) D	.03 J	(.01)	(.02)	- I	.07	- I
Net realized and unrealized gain (loss)	(.44)	(.20)	3.24	3.04	(5.82)	(1.32)
Total from investment operations	(.41)	(.21)	3.22	3.04	(5.75)	(1.32)
Distributions from net investment income	-	-	-	-	(.07)	-
Distributions from net realized gain	-	-	(.01)	(.01)	-	(.79)
Total distributions	-	-	(.01)	(.01)	(.07)	(.79)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.02	$ 12.43	$ 12.64	$ 9.43	$ 6.40	$ 12.22
Total Return B, C	(3.30)%	(1.66)%	34.10%	47.54%	(47.09)%	(9.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.68%	.70%	.61%	.59%	.72% A
Expenses net of fee waivers, if any	.69% A	.68%	.70%	.61%	.59%	.72% A
Expenses net of all reductions	.68% A	.67%	.69%	.59%	.59%	.72% A
Net investment income (loss)	.55% A,J	(.07)%	(.18)%	.03%	.64%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 889	$ 1,714	$ 839	$ 288	$ 109	$ 182
Portfolio turnover rate F	235% A	160%	143%	249%	220%	245%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period February 13, 2007 (commencement of sale of shares) to January 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JInvestment income per share reflects a large non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Mid Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on June 29, 2012, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well

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3. Significant Accounting Policies - continued

Security Valuation - continued

as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,347,940
Gross unrealized depreciation	(18,034,542)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,686,602)

Tax cost	$ 244,744,760

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (19,613,163)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

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4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(17,703) and a change in net unrealized appreciation (depreciation) of $(1,452) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $304,838,885 and $331,125,097, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,174	$ 289
Class T	.25%	.25%	11,548	32
Class B	.75%	.25%	3,551	2,669
Class C	.75%	.25%	25,979	6,221
			$ 53,252	$ 9,211

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,678
Class T	2,136
Class B*	1,616
Class C*	701
$ 12,131

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 14,757.30
Class T	7,883.34
Class B	1,082.31
Class C	7,900.30
Mid Cap Growth	360,877.29
Institutional Class	1,359.17
	$ 393,858

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,493 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $388 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,209 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class A
Shares sold	107,780	352,250	$ 1,322,343	$ 4,351,299
Shares redeemed	(140,770)	(390,419)	(1,751,144)	(4,756,474)
Net increase (decrease)	(32,990)	(38,169)	$ (428,801)	$ (405,175)
Class T
Shares sold	119,981	133,161	$ 1,478,810	$ 1,615,612
Shares redeemed	(44,994)	(59,316)	(546,193)	(707,985)
Net increase (decrease)	74,987	73,845	$ 932,617	$ 907,627
Class B
Shares sold	9,329	10,854	$ 115,862	$ 133,326
Shares redeemed	(12,927)	(20,668)	(150,531)	(249,828)
Net increase (decrease)	(3,598)	(9,814)	$ (34,669)	$ (116,502)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class C
Shares sold	69,741	167,010	$ 832,944	$ 2,017,388
Shares redeemed	(34,304)	(151,149)	(402,700)	(1,741,389)
Net increase (decrease)	35,437	15,861	$ 430,244	$ 275,999
Mid Cap Growth
Shares sold	2,498,614	6,967,439	$ 31,394,451	$ 85,935,348
Shares redeemed	(4,818,763)	(10,887,596)	(59,287,423)	(132,262,341)
Net increase (decrease)	(2,320,149)	(3,920,157)	$ (27,892,972)	$ (46,326,993)
Institutional Class
Shares sold	12,228	100,295	$ 151,442	$ 1,204,093
Shares redeemed	(76,243)	(28,686)	(927,568)	(346,631)
Net increase (decrease)	(64,015)	71,609	$ (776,126)	$ 857,462

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Proposed Reorganization.

The Board of Trustees of the Fund has approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor Stock Selector Mid Cap Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Fidelity Advisor Stock Selector Mid Cap Fund having the same aggregate net asset value as the outstanding shares of the corresponding classes of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the fourth quarter of 2012. If approved by shareholders, the reorganization is expected to become effective on or about January 11, 2013. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board noted that there was a portfolio management change for the fund in April 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that, on June 12, 2012, it had approved a proposal, subject to shareholder approval at a special meeting scheduled to be held in November 2012, to merge the fund into Fidelity Advisor Stock Selector Mid Cap Fund.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

AMCGI-USAN-0912
1.838421.103

Fidelity®

Mid Cap Value

Fund

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	1.18%
Actual		$ 1,000.00	$ 1,035.30	$ 5.97
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 5.92
Class T	1.44%
Actual		$ 1,000.00	$ 1,033.50	$ 7.28
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.22
Class B	1.93%
Actual		$ 1,000.00	$ 1,030.60	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 9.67
Class C	1.93%
Actual		$ 1,000.00	$ 1,030.70	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 9.67
Mid Cap Value	.88%
Actual		$ 1,000.00	$ 1,036.30	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.42
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,035.80	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.24	$ 4.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	1.8	0.0
International Paper Co.	1.7	0.0
Valero Energy Corp.	1.6	1.6
Macy's, Inc.	1.6	1.6
Murphy Oil Corp.	1.5	1.2
Marathon Petroleum Corp.	1.5	0.0
ConAgra Foods, Inc.	1.5	1.5
DTE Energy Co.	1.5	0.0
KLA-Tencor Corp.	1.4	0.8
Ventas, Inc.	1.4	1.1
	15.5
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.1	30.7
Utilities	11.6	13.4
Industrials	10.2	10.6
Information Technology	10.1	8.2
Energy	9.5	7.1
Asset Allocation (% of fund's net assets)
As of July 31, 2012*		As of January 31, 2012**
	Stocks 99.5%		Stocks 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	5.2%	** Foreign investments	3.1%

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Hotels, Restaurants & Leisure - 1.0%
Brinker International, Inc.	168,200	$ 5,451,362
Household Durables - 2.0%
Jarden Corp.	121,100	5,473,720
Whirlpool Corp.	82,800	5,593,968
		11,067,688
Internet & Catalog Retail - 1.1%
Expedia, Inc. (d)	109,810	6,258,072
Multiline Retail - 1.6%
Macy's, Inc.	249,200	8,931,328
Specialty Retail - 2.4%
Best Buy Co., Inc.	221,300	4,003,317
Foot Locker, Inc.	199,500	6,587,490
GameStop Corp. Class A (d)	196,500	3,147,930
		13,738,737
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	71,300	5,663,359
TOTAL CONSUMER DISCRETIONARY		51,110,546
CONSUMER STAPLES - 5.2%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	188,600	5,320,406
Molson Coors Brewing Co. Class B	136,300	5,768,216
		11,088,622
Food & Staples Retailing - 0.9%
Safeway, Inc. (d)	323,500	5,030,425
Food Products - 2.3%
Campbell Soup Co. (d)	136,100	4,506,271
ConAgra Foods, Inc.	340,500	8,406,945
		12,913,216
TOTAL CONSUMER STAPLES		29,032,263
ENERGY - 9.5%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	97,600	4,906,352
Dresser-Rand Group, Inc. (a)	59,900	2,785,949
		7,692,301
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.1%
Hess Corp.	117,500	$ 5,541,300
Marathon Oil Corp.	211,800	5,606,346
Marathon Petroleum Corp.	180,645	8,544,509
Murphy Oil Corp.	160,700	8,623,162
Peabody Energy Corp.	206,000	4,301,280
Tesoro Corp.	138,300	3,823,995
Valero Energy Corp.	332,100	9,132,750
		45,573,342
TOTAL ENERGY		53,265,643
FINANCIALS - 30.1%
Commercial Banks - 8.5%
CapitalSource, Inc.	476,300	3,119,765
Comerica, Inc.	154,200	4,658,382
Fifth Third Bancorp	550,600	7,609,292
First Niagara Financial Group, Inc.	466,200	3,533,796
Huntington Bancshares, Inc.	1,100,200	6,837,743
KeyCorp	942,500	7,521,150
Regions Financial Corp.	1,014,100	7,058,136
SunTrust Banks, Inc.	322,500	7,627,125
		47,965,389
Consumer Finance - 2.4%
Discover Financial Services	155,400	5,588,184
SLM Corp.	476,600	7,620,834
		13,209,018
Insurance - 6.8%
Allied World Assurance Co. Holdings Ltd.	76,600	5,777,938
Assurant, Inc.	106,700	3,863,607
Assured Guaranty Ltd.	459,800	5,508,404
Everest Re Group Ltd.	67,800	6,895,260
Lincoln National Corp.	346,700	6,951,335
Montpelier Re Holdings Ltd.	258,200	5,231,132
Torchmark Corp.	80,500	4,004,875
		38,232,551
Real Estate Investment Trusts - 11.8%
American Capital Agency Corp. (d)	158,700	5,576,718
Camden Property Trust (SBI)	44,800	3,194,688
Digital Realty Trust, Inc.	36,400	2,841,748
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Douglas Emmett, Inc.	275,200	$ 6,469,952
Extra Space Storage, Inc.	184,000	6,024,160
Kimco Realty Corp.	398,400	7,764,816
LaSalle Hotel Properties (SBI)	108,700	2,854,462
Post Properties, Inc.	63,900	3,300,435
Rayonier, Inc.	123,900	5,908,791
The Macerich Co.	131,900	7,704,279
Ventas, Inc.	117,700	7,915,325
Vornado Realty Trust	82,900	6,922,150
		66,477,524
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc.	53,000	3,534,570
TOTAL FINANCIALS		169,419,052
HEALTH CARE - 6.6%
Health Care Providers & Services - 4.9%
CIGNA Corp.	144,100	5,804,348
Community Health Systems, Inc. (a)	229,700	5,652,917
Humana, Inc.	110,400	6,800,640
McKesson Corp.	44,000	3,992,120
Omnicare, Inc.	162,800	5,113,548
		27,363,573
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	111,200	4,257,848
Pharmaceuticals - 1.0%
Watson Pharmaceuticals, Inc. (a)	71,100	5,533,713
TOTAL HEALTH CARE		37,155,134
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.9%
Exelis, Inc.	340,300	3,198,820
Textron, Inc.	286,600	7,465,930
		10,664,750
Airlines - 1.3%
Southwest Airlines Co.	799,300	7,345,567
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	163,600	5,037,244
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.5%
General Cable Corp. (a)	113,900	$ 2,976,207
Machinery - 4.0%
AGCO Corp. (a)	149,900	6,571,616
ITT Corp.	242,900	4,551,946
Parker Hannifin Corp.	74,000	5,943,680
Timken Co.	150,300	5,440,860
		22,508,102
Professional Services - 0.7%
Towers Watson & Co.	66,000	3,869,580
Road & Rail - 0.9%
Con-way, Inc.	133,800	4,765,956
TOTAL INDUSTRIALS		57,167,406
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.6%
Brocade Communications Systems, Inc. (a)	709,300	3,525,221
IT Services - 2.3%
Alliance Data Systems Corp. (a)	32,700	4,251,000
Total System Services, Inc.	185,600	4,389,440
Vantiv, Inc.	192,600	4,345,056
		12,985,496
Office Electronics - 1.0%
Xerox Corp.	770,100	5,336,793
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	661,400	2,685,284
KLA-Tencor Corp.	160,600	8,176,146
Marvell Technology Group Ltd.	527,100	5,935,146
		16,796,576
Software - 3.2%
Activision Blizzard, Inc.	451,700	5,433,951
CA Technologies, Inc.	303,700	7,310,059
Synopsys, Inc. (a)	178,700	5,412,823
		18,156,833
TOTAL INFORMATION TECHNOLOGY		56,800,919
Common Stocks - continued
	Shares	Value
MATERIALS - 6.4%
Chemicals - 2.5%
Ashland, Inc.	80,700	$ 5,680,473
CF Industries Holdings, Inc.	27,700	5,422,552
Eastman Chemical Co.	61,700	3,225,676
		14,328,701
Containers & Packaging - 0.9%
Sonoco Products Co.	168,250	5,099,658
Metals & Mining - 1.3%
Commercial Metals Co.	250,500	3,228,945
Reliance Steel & Aluminum Co.	76,600	3,943,368
		7,172,313
Paper & Forest Products - 1.7%
International Paper Co.	284,400	9,331,164
TOTAL MATERIALS		35,931,836
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	100,800	4,187,232
UTILITIES - 11.6%
Electric Utilities - 6.1%
Cleco Corp.	96,300	4,214,088
Great Plains Energy, Inc.	163,900	3,635,302
NV Energy, Inc.	368,300	6,736,207
Pinnacle West Capital Corp.	132,200	7,077,988
PNM Resources, Inc.	136,000	2,828,800
PPL Corp.	343,400	9,924,259
		34,416,644
Multi-Utilities - 5.5%
CenterPoint Energy, Inc.	316,600	6,667,596
CMS Energy Corp.	182,200	4,493,052
DTE Energy Co.	136,900	8,401,553
NiSource, Inc.	293,200	7,502,988
TECO Energy, Inc.	211,900	3,854,461
		30,919,650
TOTAL UTILITIES		65,336,294
TOTAL COMMON STOCKS (Cost $551,078,333)		559,406,325
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	1,395,689	$ 1,395,689
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	11,047,782	11,047,782
TOTAL MONEY MARKET FUNDS (Cost $12,443,471)		12,443,471
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $563,521,804)		571,849,796
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(9,828,036)
NET ASSETS - 100%		$ 562,021,760
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,367
Fidelity Securities Lending Cash Central Fund	64,303
Total	$ 66,670
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,824,818) - See accompanying schedule: Unaffiliated issuers (cost $551,078,333)	$ 559,406,325
Fidelity Central Funds (cost $12,443,471)	12,443,471
Total Investments (cost $563,521,804)		$ 571,849,796
Receivable for investments sold		31,957,620
Receivable for fund shares sold		553,758
Dividends receivable		341,902
Distributions receivable from Fidelity Central Funds		6,598
Other receivables		14,077
Total assets		604,723,751

Liabilities
Payable for investments purchased	$ 30,357,559
Payable for fund shares redeemed	841,359
Accrued management fee	270,614
Distribution and service plan fees payable	12,057
Other affiliated payables	139,106
Other payables and accrued expenses	33,514
Collateral on securities loaned, at value	11,047,782
Total liabilities		42,701,991

Net Assets		$ 562,021,760
Net Assets consist of:
Paid in capital		$ 581,593,529
Undistributed net investment income		3,304,426
Accumulated undistributed net realized gain (loss) on investments		(31,204,187)
Net unrealized appreciation (depreciation) on investments		8,327,992
Net Assets		$ 562,021,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,644,476 ÷ 1,074,199 shares)	$ 16.43

Maximum offering price per share (100/94.25 of $16.43)	$ 17.43
Class T: Net Asset Value and redemption price per share ($6,908,547 ÷ 421,972 shares)	$ 16.37

Maximum offering price per share (100/96.50 of $16.37)	$ 16.96
Class B: Net Asset Value and offering price per share ($1,295,667 ÷ 80,021 shares)A	$ 16.19

Class C: Net Asset Value and offering price per share ($5,330,643 ÷ 330,501 shares)A	$ 16.13

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($526,529,498 ÷ 31,817,774 shares)	$ 16.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,312,929 ÷ 261,647 shares)	$ 16.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Dividends		$ 6,039,349
Income from Fidelity Central Funds		66,670
Total income		6,106,019

Expenses
Management fee Basic fee	$ 1,646,634
Performance adjustment	(23,355)
Transfer agent fees	754,818
Distribution and service plan fees	74,561
Accounting and security lending fees	111,415
Custodian fees and expenses	13,953
Independent trustees' compensation	1,930
Registration fees	68,781
Audit	25,097
Legal	1,113
Miscellaneous	3,905
Total expenses before reductions	2,678,852
Expense reductions	(14,845)	2,664,007
Net investment income (loss)		3,442,012
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,096,221
Investment not meeting investment restrictions	1,279
Total net realized gain (loss)		31,097,500
Change in net unrealized appreciation (depreciation) on investment securities		(13,223,126)
Net gain (loss)		17,874,374
Net increase (decrease) in net assets resulting from operations		$ 21,316,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,442,012	$ 4,545,431
Net realized gain (loss)	31,097,500	70,353,241
Change in net unrealized appreciation (depreciation)	(13,223,126)	(90,350,275)
Net increase (decrease) in net assets resulting from operations	21,316,386	(15,451,603)
Distributions to shareholders from net investment income	-	(4,101,848)
Share transactions - net increase (decrease)	(49,689,816)	(97,570,396)
Redemption fees	3,619	28,676
Total increase (decrease) in net assets	(28,369,811)	(117,095,171)

Net Assets
Beginning of period	590,391,571	707,486,742
End of period (including undistributed net investment income of $3,304,426 and distributions in excess of net investment income of $137,586, respectively)	$ 562,021,760	$ 590,391,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 16.16	$ 12.35	$ 8.53	$ 15.05	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.07	.07	- J	.07	.09	.03
Net realized and unrealized gain (loss)	.49	(.29)	3.85	3.84	(6.47)	(1.78)
Total from investment operations	.56	(.22)	3.85	3.91	(6.38)	(1.75)
Distributions from net investment income	-	(.07)	(.04)	(.09)	(.14)	(.06)
Distributions from net realized gain	-	-	-	-	- J	(.77)
Total distributions	-	(.07)	(.04)	(.09)	(.14)	(.83)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.43	$ 15.87	$ 16.16	$ 12.35	$ 8.53	$ 15.05
Total Return B,C,D	3.53%	(1.34)%	31.14%	45.79%	(42.40)%	(10.28)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.18% A	1.17%	1.17%	1.21%	1.12%	1.14% A
Expenses net of fee waivers, if any	1.18% A	1.17%	1.17%	1.21%	1.12%	1.14% A
Expenses net of all reductions	1.18% A	1.16%	1.17%	1.20%	1.12%	1.13% A
Net investment income (loss)	.89% A	.44%	.02%	.62%	.71%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,644	$ 19,578	$ 23,608	$ 10,640	$ 6,404	$ 7,445
Portfolio turnover rate G	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.84	$ 16.14	$ 12.34	$ 8.53	$ 15.04	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.05	.03	(.03)	.04	.06	(.02)
Net realized and unrealized gain (loss)	.48	(.29)	3.83	3.84	(6.46)	(1.76)
Total from investment operations	.53	(.26)	3.80	3.88	(6.40)	(1.78)
Distributions from net investment income	-	(.04)	-	(.07)	(.11)	(.04)
Distributions from net realized gain	-	-	-	-	-	(.77)
Total distributions	-	(.04)	-	(.07)	(.11)	(.81)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.37	$ 15.84	$ 16.14	$ 12.34	$ 8.53	$ 15.04
Total Return B,C,D	3.35%	(1.59)%	30.79%	45.44%	(42.57)%	(10.46)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.43%	1.43%	1.47%	1.38%	1.39% A
Expenses net of fee waivers, if any	1.44% A	1.43%	1.43%	1.47%	1.38%	1.39% A
Expenses net of all reductions	1.44% A	1.42%	1.43%	1.46%	1.38%	1.39% A
Net investment income (loss)	.63% A	.18%	(.24)%	.36%	.45%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,909	$ 6,823	$ 6,993	$ 4,010	$ 2,413	$ 3,714
Portfolio turnover rate G	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.71	$ 16.04	$ 12.32	$ 8.53	$ 14.99	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.01	(.05)	(.10)	(.01)	(.01)	(.10)
Net realized and unrealized gain (loss)	.47	(.28)	3.82	3.82	(6.40)	(1.76)
Total from investment operations	.48	(.33)	3.72	3.81	(6.41)	(1.86)
Distributions from net investment income	-	-	-	(.02)	(.05)	(.01)
Distributions from net realized gain	-	-	-	-	-	(.77)
Total distributions	-	-	-	(.02)	(.05)	(.78)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.19	$ 15.71	$ 16.04	$ 12.32	$ 8.53	$ 14.99
Total Return B,C,D	3.06%	(2.06)%	30.19%	44.61%	(42.79)%	(10.88)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.92%	1.93%	1.97%	1.87%	1.89% A
Expenses net of fee waivers, if any	1.93% A	1.92%	1.93%	1.97%	1.87%	1.89% A
Expenses net of all reductions	1.93% A	1.91%	1.92%	1.96%	1.87%	1.89% A
Net investment income (loss)	.14% A	(.31)%	(.74)%	(.14)%	(.04)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,296	$ 1,376	$ 1,793	$ 1,154	$ 763	$ 1,304
Portfolio turnover rate G	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.65	$ 15.98	$ 12.27	$ 8.50	$ 14.98	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.01	(.05)	(.10)	(.01)	-	(.10)
Net realized and unrealized gain (loss)	.47	(.28)	3.81	3.80	(6.41)	(1.77)
Total from investment operations	.48	(.33)	3.71	3.79	(6.41)	(1.87)
Distributions from net investment income	-	-	-	(.02)	(.07)	(.01)
Distributions from net realized gain	-	-	-	-	-	(.77)
Total distributions	-	-	-	(.02)	(.07)	(.78)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.13	$ 15.65	$ 15.98	$ 12.27	$ 8.50	$ 14.98
Total Return B,C,D	3.07%	(2.07)%	30.24%	44.56%	(42.79)%	(10.94)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.92%	1.93%	1.96%	1.86%	1.90% A
Expenses net of fee waivers, if any	1.93% A	1.92%	1.93%	1.96%	1.86%	1.90% A
Expenses net of all reductions	1.93% A	1.91%	1.92%	1.95%	1.86%	1.90% A
Net investment income (loss)	.14% A	(.31)%	(.73)%	(.13)%	(.03)%	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,331	$ 5,000	$ 5,309	$ 2,293	$ 1,232	$ 1,658
Portfolio turnover rate G	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.97	$ 16.26	$ 12.41	$ 8.57	$ 15.09	$ 17.18
Income from Investment Operations
Net investment income (loss) D	.10	.12	.04	.09	.13	.08
Net realized and unrealized gain (loss)	.48	(.30)	3.87	3.86	(6.49)	(1.34)
Total from investment operations	.58	(.18)	3.91	3.95	(6.36)	(1.26)
Distributions from net investment income	-	(.11)	(.06)	(.11)	(.16)	(.06)
Distributions from net realized gain	-	-	-	-	-H	(.77)
Total distributions	-	(.11)	(.06)	(.11)	(.16)	(.83)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 16.55	$ 15.97	$ 16.26	$ 12.41	$ 8.57	$ 15.09
Total Return B,C	3.63%	(1.04)%	31.51%	46.06%	(42.19)%	(7.67)%
Ratios to Average Net Assets E,G
Expenses before reductions	.88% A	.88%	.91%	.95%	.85%	.83%
Expenses net of fee waivers, if any	.88% A	.88%	.91%	.95%	.84%	.82%
Expenses net of all reductions	.87% A	.87%	.90%	.94%	.84%	.82%
Net investment income (loss)	1.19% A	.73%	.28%	.88%	.99%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 526,529	$ 553,947	$ 666,277	$ 469,476	$ 358,380	$ 737,234
Portfolio turnover rate F	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.91	$ 16.20	$ 12.36	$ 8.54	$ 15.06	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.09	.11	.04	.10	.12	.07
Net realized and unrealized gain (loss)	.48	(.29)	3.85	3.84	(6.48)	(1.78)
Total from investment operations	.57	(.18)	3.89	3.94	(6.36)	(1.71)
Distributions from net investment income	-	(.11)	(.05)	(.12)	(.16)	(.09)
Distributions from net realized gain	-	-	-	-	-	(.77)
Total distributions	-	(.11)	(.05)	(.12)	(.16)	(.86)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 16.48	$ 15.91	$ 16.20	$ 12.36	$ 8.54	$ 15.06
Total Return B,C	3.58%	(1.07)%	31.51%	46.12%	(42.26)%	(10.06)%
Ratios to Average Net Assets E,H
Expenses before reductions	.93% A	.91%	.92%	.96%	.87%	.89% A
Expenses net of fee waivers, if any	.93% A	.91%	.92%	.96%	.87%	.89% A
Expenses net of all reductions	.92% A	.90%	.92%	.95%	.87%	.88% A
Net investment income (loss)	1.15% A	.71%	.27%	.87%	.96%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,313	$ 3,667	$ 3,507	$ 3,162	$ 894	$ 1,452
Portfolio turnover rate F	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,997,422
Gross unrealized depreciation	(27,927,139)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,070,283

Tax cost	$ 564,779,513

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (59,732,390)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $562,890,336 and $608,041,610, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 23,994	$ 575
Class T	.25%	.25%	17,612	138
Class B	.75%	.25%	6,727	5,059
Class C	.75%	.25%	26,228	6,313
			$ 74,561	$ 12,085

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,676
Class T	1,582
Class B*	904
Class C*	438
$ 9,600

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 29,186.30
Class T	11,078.31
Class B	2,049.30
Class C	7,970.30
Mid Cap Value	698,973.25
Institutional Class	5,562.30
	$ 754,818

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,922 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $849 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $64,303, including $3,655 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,845 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2012	Year ended January 31, 2012
From net investment income
Class A	$ -	$ 84,201
Class T	-	17,628
Mid Cap Value	-	3,978,985
Institutional Class	-	21,034
Total	$ -	$ 4,101,848

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class A
Shares sold	158,666	471,749	$ 2,605,792	$ 7,485,577
Reinvestment of distributions	-	5,251	-	78,338
Shares redeemed	(317,814)	(704,307)	(5,193,545)	(11,261,227)
Net increase (decrease)	(159,148)	(227,307)	$ (2,587,753)	$ (3,697,312)
Class T
Shares sold	67,042	161,524	$ 1,100,532	$ 2,605,707
Reinvestment of distributions	-	1,166	-	17,360
Shares redeemed	(75,779)	(165,147)	(1,242,369)	(2,621,038)
Net increase (decrease)	(8,737)	(2,457)	$ (141,837)	$ 2,029
Class B
Shares sold	3,055	9,800	$ 50,151	$ 158,077
Shares redeemed	(10,663)	(33,963)	(174,396)	(529,991)
Net increase (decrease)	(7,608)	(24,163)	$ (124,245)	$ (371,914)
Class C
Shares sold	63,261	124,340	$ 1,025,181	$ 1,963,624
Shares redeemed	(52,356)	(137,041)	(844,335)	(2,028,206)
Net increase (decrease)	10,905	(12,701)	$ 180,846	$ (64,582)
Mid Cap Value
Shares sold	2,152,807	7,442,595	$ 35,698,312	$ 120,167,268
Reinvestment of distributions	-	256,561	-	3,848,420
Shares redeemed	(5,026,341)	(13,984,343)	(83,235,254)	(217,785,024)
Net increase (decrease)	(2,873,534)	(6,285,187)	$ (47,536,942)	$ (93,769,336)
Institutional Class
Shares sold	86,148	158,721	$ 1,427,844	$ 2,526,829
Reinvestment of distributions	-	1,314	-	19,637
Shares redeemed	(54,971)	(146,013)	(907,729)	(2,215,747)
Net increase (decrease)	31,177	14,022	$ 520,115	$ 330,719

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MCV-USAN-0912
1.900182.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and
Class C are classes of Fidelity®
Mid Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	1.18%
Actual		$ 1,000.00	$ 1,035.30	$ 5.97
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 5.92
Class T	1.44%
Actual		$ 1,000.00	$ 1,033.50	$ 7.28
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.22
Class B	1.93%
Actual		$ 1,000.00	$ 1,030.60	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 9.67
Class C	1.93%
Actual		$ 1,000.00	$ 1,030.70	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 9.67
Mid Cap Value	.88%
Actual		$ 1,000.00	$ 1,036.30	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.42
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,035.80	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.24	$ 4.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	1.8	0.0
International Paper Co.	1.7	0.0
Valero Energy Corp.	1.6	1.6
Macy's, Inc.	1.6	1.6
Murphy Oil Corp.	1.5	1.2
Marathon Petroleum Corp.	1.5	0.0
ConAgra Foods, Inc.	1.5	1.5
DTE Energy Co.	1.5	0.0
KLA-Tencor Corp.	1.4	0.8
Ventas, Inc.	1.4	1.1
	15.5
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.1	30.7
Utilities	11.6	13.4
Industrials	10.2	10.6
Information Technology	10.1	8.2
Energy	9.5	7.1
Asset Allocation (% of fund's net assets)
As of July 31, 2012*		As of January 31, 2012**
	Stocks 99.5%		Stocks 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	5.2%	** Foreign investments	3.1%

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Hotels, Restaurants & Leisure - 1.0%
Brinker International, Inc.	168,200	$ 5,451,362
Household Durables - 2.0%
Jarden Corp.	121,100	5,473,720
Whirlpool Corp.	82,800	5,593,968
		11,067,688
Internet & Catalog Retail - 1.1%
Expedia, Inc. (d)	109,810	6,258,072
Multiline Retail - 1.6%
Macy's, Inc.	249,200	8,931,328
Specialty Retail - 2.4%
Best Buy Co., Inc.	221,300	4,003,317
Foot Locker, Inc.	199,500	6,587,490
GameStop Corp. Class A (d)	196,500	3,147,930
		13,738,737
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	71,300	5,663,359
TOTAL CONSUMER DISCRETIONARY		51,110,546
CONSUMER STAPLES - 5.2%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	188,600	5,320,406
Molson Coors Brewing Co. Class B	136,300	5,768,216
		11,088,622
Food & Staples Retailing - 0.9%
Safeway, Inc. (d)	323,500	5,030,425
Food Products - 2.3%
Campbell Soup Co. (d)	136,100	4,506,271
ConAgra Foods, Inc.	340,500	8,406,945
		12,913,216
TOTAL CONSUMER STAPLES		29,032,263
ENERGY - 9.5%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	97,600	4,906,352
Dresser-Rand Group, Inc. (a)	59,900	2,785,949
		7,692,301
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.1%
Hess Corp.	117,500	$ 5,541,300
Marathon Oil Corp.	211,800	5,606,346
Marathon Petroleum Corp.	180,645	8,544,509
Murphy Oil Corp.	160,700	8,623,162
Peabody Energy Corp.	206,000	4,301,280
Tesoro Corp.	138,300	3,823,995
Valero Energy Corp.	332,100	9,132,750
		45,573,342
TOTAL ENERGY		53,265,643
FINANCIALS - 30.1%
Commercial Banks - 8.5%
CapitalSource, Inc.	476,300	3,119,765
Comerica, Inc.	154,200	4,658,382
Fifth Third Bancorp	550,600	7,609,292
First Niagara Financial Group, Inc.	466,200	3,533,796
Huntington Bancshares, Inc.	1,100,200	6,837,743
KeyCorp	942,500	7,521,150
Regions Financial Corp.	1,014,100	7,058,136
SunTrust Banks, Inc.	322,500	7,627,125
		47,965,389
Consumer Finance - 2.4%
Discover Financial Services	155,400	5,588,184
SLM Corp.	476,600	7,620,834
		13,209,018
Insurance - 6.8%
Allied World Assurance Co. Holdings Ltd.	76,600	5,777,938
Assurant, Inc.	106,700	3,863,607
Assured Guaranty Ltd.	459,800	5,508,404
Everest Re Group Ltd.	67,800	6,895,260
Lincoln National Corp.	346,700	6,951,335
Montpelier Re Holdings Ltd.	258,200	5,231,132
Torchmark Corp.	80,500	4,004,875
		38,232,551
Real Estate Investment Trusts - 11.8%
American Capital Agency Corp. (d)	158,700	5,576,718
Camden Property Trust (SBI)	44,800	3,194,688
Digital Realty Trust, Inc.	36,400	2,841,748
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Douglas Emmett, Inc.	275,200	$ 6,469,952
Extra Space Storage, Inc.	184,000	6,024,160
Kimco Realty Corp.	398,400	7,764,816
LaSalle Hotel Properties (SBI)	108,700	2,854,462
Post Properties, Inc.	63,900	3,300,435
Rayonier, Inc.	123,900	5,908,791
The Macerich Co.	131,900	7,704,279
Ventas, Inc.	117,700	7,915,325
Vornado Realty Trust	82,900	6,922,150
		66,477,524
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc.	53,000	3,534,570
TOTAL FINANCIALS		169,419,052
HEALTH CARE - 6.6%
Health Care Providers & Services - 4.9%
CIGNA Corp.	144,100	5,804,348
Community Health Systems, Inc. (a)	229,700	5,652,917
Humana, Inc.	110,400	6,800,640
McKesson Corp.	44,000	3,992,120
Omnicare, Inc.	162,800	5,113,548
		27,363,573
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	111,200	4,257,848
Pharmaceuticals - 1.0%
Watson Pharmaceuticals, Inc. (a)	71,100	5,533,713
TOTAL HEALTH CARE		37,155,134
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.9%
Exelis, Inc.	340,300	3,198,820
Textron, Inc.	286,600	7,465,930
		10,664,750
Airlines - 1.3%
Southwest Airlines Co.	799,300	7,345,567
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	163,600	5,037,244
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.5%
General Cable Corp. (a)	113,900	$ 2,976,207
Machinery - 4.0%
AGCO Corp. (a)	149,900	6,571,616
ITT Corp.	242,900	4,551,946
Parker Hannifin Corp.	74,000	5,943,680
Timken Co.	150,300	5,440,860
		22,508,102
Professional Services - 0.7%
Towers Watson & Co.	66,000	3,869,580
Road & Rail - 0.9%
Con-way, Inc.	133,800	4,765,956
TOTAL INDUSTRIALS		57,167,406
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.6%
Brocade Communications Systems, Inc. (a)	709,300	3,525,221
IT Services - 2.3%
Alliance Data Systems Corp. (a)	32,700	4,251,000
Total System Services, Inc.	185,600	4,389,440
Vantiv, Inc.	192,600	4,345,056
		12,985,496
Office Electronics - 1.0%
Xerox Corp.	770,100	5,336,793
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	661,400	2,685,284
KLA-Tencor Corp.	160,600	8,176,146
Marvell Technology Group Ltd.	527,100	5,935,146
		16,796,576
Software - 3.2%
Activision Blizzard, Inc.	451,700	5,433,951
CA Technologies, Inc.	303,700	7,310,059
Synopsys, Inc. (a)	178,700	5,412,823
		18,156,833
TOTAL INFORMATION TECHNOLOGY		56,800,919
Common Stocks - continued
	Shares	Value
MATERIALS - 6.4%
Chemicals - 2.5%
Ashland, Inc.	80,700	$ 5,680,473
CF Industries Holdings, Inc.	27,700	5,422,552
Eastman Chemical Co.	61,700	3,225,676
		14,328,701
Containers & Packaging - 0.9%
Sonoco Products Co.	168,250	5,099,658
Metals & Mining - 1.3%
Commercial Metals Co.	250,500	3,228,945
Reliance Steel & Aluminum Co.	76,600	3,943,368
		7,172,313
Paper & Forest Products - 1.7%
International Paper Co.	284,400	9,331,164
TOTAL MATERIALS		35,931,836
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	100,800	4,187,232
UTILITIES - 11.6%
Electric Utilities - 6.1%
Cleco Corp.	96,300	4,214,088
Great Plains Energy, Inc.	163,900	3,635,302
NV Energy, Inc.	368,300	6,736,207
Pinnacle West Capital Corp.	132,200	7,077,988
PNM Resources, Inc.	136,000	2,828,800
PPL Corp.	343,400	9,924,259
		34,416,644
Multi-Utilities - 5.5%
CenterPoint Energy, Inc.	316,600	6,667,596
CMS Energy Corp.	182,200	4,493,052
DTE Energy Co.	136,900	8,401,553
NiSource, Inc.	293,200	7,502,988
TECO Energy, Inc.	211,900	3,854,461
		30,919,650
TOTAL UTILITIES		65,336,294
TOTAL COMMON STOCKS (Cost $551,078,333)		559,406,325
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	1,395,689	$ 1,395,689
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	11,047,782	11,047,782
TOTAL MONEY MARKET FUNDS (Cost $12,443,471)		12,443,471
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $563,521,804)		571,849,796
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(9,828,036)
NET ASSETS - 100%		$ 562,021,760
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,367
Fidelity Securities Lending Cash Central Fund	64,303
Total	$ 66,670
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,824,818) - See accompanying schedule: Unaffiliated issuers (cost $551,078,333)	$ 559,406,325
Fidelity Central Funds (cost $12,443,471)	12,443,471
Total Investments (cost $563,521,804)		$ 571,849,796
Receivable for investments sold		31,957,620
Receivable for fund shares sold		553,758
Dividends receivable		341,902
Distributions receivable from Fidelity Central Funds		6,598
Other receivables		14,077
Total assets		604,723,751

Liabilities
Payable for investments purchased	$ 30,357,559
Payable for fund shares redeemed	841,359
Accrued management fee	270,614
Distribution and service plan fees payable	12,057
Other affiliated payables	139,106
Other payables and accrued expenses	33,514
Collateral on securities loaned, at value	11,047,782
Total liabilities		42,701,991

Net Assets		$ 562,021,760
Net Assets consist of:
Paid in capital		$ 581,593,529
Undistributed net investment income		3,304,426
Accumulated undistributed net realized gain (loss) on investments		(31,204,187)
Net unrealized appreciation (depreciation) on investments		8,327,992
Net Assets		$ 562,021,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,644,476 ÷ 1,074,199 shares)	$ 16.43

Maximum offering price per share (100/94.25 of $16.43)	$ 17.43
Class T: Net Asset Value and redemption price per share ($6,908,547 ÷ 421,972 shares)	$ 16.37

Maximum offering price per share (100/96.50 of $16.37)	$ 16.96
Class B: Net Asset Value and offering price per share ($1,295,667 ÷ 80,021 shares)A	$ 16.19

Class C: Net Asset Value and offering price per share ($5,330,643 ÷ 330,501 shares)A	$ 16.13

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($526,529,498 ÷ 31,817,774 shares)	$ 16.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,312,929 ÷ 261,647 shares)	$ 16.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Dividends		$ 6,039,349
Income from Fidelity Central Funds		66,670
Total income		6,106,019

Expenses
Management fee Basic fee	$ 1,646,634
Performance adjustment	(23,355)
Transfer agent fees	754,818
Distribution and service plan fees	74,561
Accounting and security lending fees	111,415
Custodian fees and expenses	13,953
Independent trustees' compensation	1,930
Registration fees	68,781
Audit	25,097
Legal	1,113
Miscellaneous	3,905
Total expenses before reductions	2,678,852
Expense reductions	(14,845)	2,664,007
Net investment income (loss)		3,442,012
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,096,221
Investment not meeting investment restrictions	1,279
Total net realized gain (loss)		31,097,500
Change in net unrealized appreciation (depreciation) on investment securities		(13,223,126)
Net gain (loss)		17,874,374
Net increase (decrease) in net assets resulting from operations		$ 21,316,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,442,012	$ 4,545,431
Net realized gain (loss)	31,097,500	70,353,241
Change in net unrealized appreciation (depreciation)	(13,223,126)	(90,350,275)
Net increase (decrease) in net assets resulting from operations	21,316,386	(15,451,603)
Distributions to shareholders from net investment income	-	(4,101,848)
Share transactions - net increase (decrease)	(49,689,816)	(97,570,396)
Redemption fees	3,619	28,676
Total increase (decrease) in net assets	(28,369,811)	(117,095,171)

Net Assets
Beginning of period	590,391,571	707,486,742
End of period (including undistributed net investment income of $3,304,426 and distributions in excess of net investment income of $137,586, respectively)	$ 562,021,760	$ 590,391,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 16.16	$ 12.35	$ 8.53	$ 15.05	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.07	.07	- J	.07	.09	.03
Net realized and unrealized gain (loss)	.49	(.29)	3.85	3.84	(6.47)	(1.78)
Total from investment operations	.56	(.22)	3.85	3.91	(6.38)	(1.75)
Distributions from net investment income	-	(.07)	(.04)	(.09)	(.14)	(.06)
Distributions from net realized gain	-	-	-	-	- J	(.77)
Total distributions	-	(.07)	(.04)	(.09)	(.14)	(.83)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.43	$ 15.87	$ 16.16	$ 12.35	$ 8.53	$ 15.05
Total Return B,C,D	3.53%	(1.34)%	31.14%	45.79%	(42.40)%	(10.28)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.18% A	1.17%	1.17%	1.21%	1.12%	1.14% A
Expenses net of fee waivers, if any	1.18% A	1.17%	1.17%	1.21%	1.12%	1.14% A
Expenses net of all reductions	1.18% A	1.16%	1.17%	1.20%	1.12%	1.13% A
Net investment income (loss)	.89% A	.44%	.02%	.62%	.71%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,644	$ 19,578	$ 23,608	$ 10,640	$ 6,404	$ 7,445
Portfolio turnover rate G	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.84	$ 16.14	$ 12.34	$ 8.53	$ 15.04	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.05	.03	(.03)	.04	.06	(.02)
Net realized and unrealized gain (loss)	.48	(.29)	3.83	3.84	(6.46)	(1.76)
Total from investment operations	.53	(.26)	3.80	3.88	(6.40)	(1.78)
Distributions from net investment income	-	(.04)	-	(.07)	(.11)	(.04)
Distributions from net realized gain	-	-	-	-	-	(.77)
Total distributions	-	(.04)	-	(.07)	(.11)	(.81)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.37	$ 15.84	$ 16.14	$ 12.34	$ 8.53	$ 15.04
Total Return B,C,D	3.35%	(1.59)%	30.79%	45.44%	(42.57)%	(10.46)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.43%	1.43%	1.47%	1.38%	1.39% A
Expenses net of fee waivers, if any	1.44% A	1.43%	1.43%	1.47%	1.38%	1.39% A
Expenses net of all reductions	1.44% A	1.42%	1.43%	1.46%	1.38%	1.39% A
Net investment income (loss)	.63% A	.18%	(.24)%	.36%	.45%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,909	$ 6,823	$ 6,993	$ 4,010	$ 2,413	$ 3,714
Portfolio turnover rate G	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.71	$ 16.04	$ 12.32	$ 8.53	$ 14.99	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.01	(.05)	(.10)	(.01)	(.01)	(.10)
Net realized and unrealized gain (loss)	.47	(.28)	3.82	3.82	(6.40)	(1.76)
Total from investment operations	.48	(.33)	3.72	3.81	(6.41)	(1.86)
Distributions from net investment income	-	-	-	(.02)	(.05)	(.01)
Distributions from net realized gain	-	-	-	-	-	(.77)
Total distributions	-	-	-	(.02)	(.05)	(.78)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.19	$ 15.71	$ 16.04	$ 12.32	$ 8.53	$ 14.99
Total Return B,C,D	3.06%	(2.06)%	30.19%	44.61%	(42.79)%	(10.88)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.92%	1.93%	1.97%	1.87%	1.89% A
Expenses net of fee waivers, if any	1.93% A	1.92%	1.93%	1.97%	1.87%	1.89% A
Expenses net of all reductions	1.93% A	1.91%	1.92%	1.96%	1.87%	1.89% A
Net investment income (loss)	.14% A	(.31)%	(.74)%	(.14)%	(.04)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,296	$ 1,376	$ 1,793	$ 1,154	$ 763	$ 1,304
Portfolio turnover rate G	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.65	$ 15.98	$ 12.27	$ 8.50	$ 14.98	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.01	(.05)	(.10)	(.01)	-	(.10)
Net realized and unrealized gain (loss)	.47	(.28)	3.81	3.80	(6.41)	(1.77)
Total from investment operations	.48	(.33)	3.71	3.79	(6.41)	(1.87)
Distributions from net investment income	-	-	-	(.02)	(.07)	(.01)
Distributions from net realized gain	-	-	-	-	-	(.77)
Total distributions	-	-	-	(.02)	(.07)	(.78)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.13	$ 15.65	$ 15.98	$ 12.27	$ 8.50	$ 14.98
Total Return B,C,D	3.07%	(2.07)%	30.24%	44.56%	(42.79)%	(10.94)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.92%	1.93%	1.96%	1.86%	1.90% A
Expenses net of fee waivers, if any	1.93% A	1.92%	1.93%	1.96%	1.86%	1.90% A
Expenses net of all reductions	1.93% A	1.91%	1.92%	1.95%	1.86%	1.90% A
Net investment income (loss)	.14% A	(.31)%	(.73)%	(.13)%	(.03)%	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,331	$ 5,000	$ 5,309	$ 2,293	$ 1,232	$ 1,658
Portfolio turnover rate G	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.97	$ 16.26	$ 12.41	$ 8.57	$ 15.09	$ 17.18
Income from Investment Operations
Net investment income (loss) D	.10	.12	.04	.09	.13	.08
Net realized and unrealized gain (loss)	.48	(.30)	3.87	3.86	(6.49)	(1.34)
Total from investment operations	.58	(.18)	3.91	3.95	(6.36)	(1.26)
Distributions from net investment income	-	(.11)	(.06)	(.11)	(.16)	(.06)
Distributions from net realized gain	-	-	-	-	-H	(.77)
Total distributions	-	(.11)	(.06)	(.11)	(.16)	(.83)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 16.55	$ 15.97	$ 16.26	$ 12.41	$ 8.57	$ 15.09
Total Return B,C	3.63%	(1.04)%	31.51%	46.06%	(42.19)%	(7.67)%
Ratios to Average Net Assets E,G
Expenses before reductions	.88% A	.88%	.91%	.95%	.85%	.83%
Expenses net of fee waivers, if any	.88% A	.88%	.91%	.95%	.84%	.82%
Expenses net of all reductions	.87% A	.87%	.90%	.94%	.84%	.82%
Net investment income (loss)	1.19% A	.73%	.28%	.88%	.99%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 526,529	$ 553,947	$ 666,277	$ 469,476	$ 358,380	$ 737,234
Portfolio turnover rate F	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.91	$ 16.20	$ 12.36	$ 8.54	$ 15.06	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.09	.11	.04	.10	.12	.07
Net realized and unrealized gain (loss)	.48	(.29)	3.85	3.84	(6.48)	(1.78)
Total from investment operations	.57	(.18)	3.89	3.94	(6.36)	(1.71)
Distributions from net investment income	-	(.11)	(.05)	(.12)	(.16)	(.09)
Distributions from net realized gain	-	-	-	-	-	(.77)
Total distributions	-	(.11)	(.05)	(.12)	(.16)	(.86)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 16.48	$ 15.91	$ 16.20	$ 12.36	$ 8.54	$ 15.06
Total Return B,C	3.58%	(1.07)%	31.51%	46.12%	(42.26)%	(10.06)%
Ratios to Average Net Assets E,H
Expenses before reductions	.93% A	.91%	.92%	.96%	.87%	.89% A
Expenses net of fee waivers, if any	.93% A	.91%	.92%	.96%	.87%	.89% A
Expenses net of all reductions	.92% A	.90%	.92%	.95%	.87%	.88% A
Net investment income (loss)	1.15% A	.71%	.27%	.87%	.96%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,313	$ 3,667	$ 3,507	$ 3,162	$ 894	$ 1,452
Portfolio turnover rate F	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

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3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,997,422
Gross unrealized depreciation	(27,927,139)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,070,283

Tax cost	$ 564,779,513

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (59,732,390)

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3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $562,890,336 and $608,041,610, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 23,994	$ 575
Class T	.25%	.25%	17,612	138
Class B	.75%	.25%	6,727	5,059
Class C	.75%	.25%	26,228	6,313
			$ 74,561	$ 12,085

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,676
Class T	1,582
Class B*	904
Class C*	438
$ 9,600

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 29,186.30
Class T	11,078.31
Class B	2,049.30
Class C	7,970.30
Mid Cap Value	698,973.25
Institutional Class	5,562.30
	$ 754,818

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,922 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $849 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $64,303, including $3,655 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,845 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2012	Year ended January 31, 2012
From net investment income
Class A	$ -	$ 84,201
Class T	-	17,628
Mid Cap Value	-	3,978,985
Institutional Class	-	21,034
Total	$ -	$ 4,101,848

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class A
Shares sold	158,666	471,749	$ 2,605,792	$ 7,485,577
Reinvestment of distributions	-	5,251	-	78,338
Shares redeemed	(317,814)	(704,307)	(5,193,545)	(11,261,227)
Net increase (decrease)	(159,148)	(227,307)	$ (2,587,753)	$ (3,697,312)
Class T
Shares sold	67,042	161,524	$ 1,100,532	$ 2,605,707
Reinvestment of distributions	-	1,166	-	17,360
Shares redeemed	(75,779)	(165,147)	(1,242,369)	(2,621,038)
Net increase (decrease)	(8,737)	(2,457)	$ (141,837)	$ 2,029
Class B
Shares sold	3,055	9,800	$ 50,151	$ 158,077
Shares redeemed	(10,663)	(33,963)	(174,396)	(529,991)
Net increase (decrease)	(7,608)	(24,163)	$ (124,245)	$ (371,914)
Class C
Shares sold	63,261	124,340	$ 1,025,181	$ 1,963,624
Shares redeemed	(52,356)	(137,041)	(844,335)	(2,028,206)
Net increase (decrease)	10,905	(12,701)	$ 180,846	$ (64,582)
Mid Cap Value
Shares sold	2,152,807	7,442,595	$ 35,698,312	$ 120,167,268
Reinvestment of distributions	-	256,561	-	3,848,420
Shares redeemed	(5,026,341)	(13,984,343)	(83,235,254)	(217,785,024)
Net increase (decrease)	(2,873,534)	(6,285,187)	$ (47,536,942)	$ (93,769,336)
Institutional Class
Shares sold	86,148	158,721	$ 1,427,844	$ 2,526,829
Reinvestment of distributions	-	1,314	-	19,637
Shares redeemed	(54,971)	(146,013)	(907,729)	(2,215,747)
Net increase (decrease)	31,177	14,022	$ 520,115	$ 330,719

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

AMCV-USAN-0912
1.838442.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap Value

Fund - Institutional Class

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Mid Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	1.18%
Actual		$ 1,000.00	$ 1,035.30	$ 5.97
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 5.92
Class T	1.44%
Actual		$ 1,000.00	$ 1,033.50	$ 7.28
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.22
Class B	1.93%
Actual		$ 1,000.00	$ 1,030.60	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 9.67
Class C	1.93%
Actual		$ 1,000.00	$ 1,030.70	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 9.67
Mid Cap Value	.88%
Actual		$ 1,000.00	$ 1,036.30	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.42
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,035.80	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.24	$ 4.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	1.8	0.0
International Paper Co.	1.7	0.0
Valero Energy Corp.	1.6	1.6
Macy's, Inc.	1.6	1.6
Murphy Oil Corp.	1.5	1.2
Marathon Petroleum Corp.	1.5	0.0
ConAgra Foods, Inc.	1.5	1.5
DTE Energy Co.	1.5	0.0
KLA-Tencor Corp.	1.4	0.8
Ventas, Inc.	1.4	1.1
	15.5
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.1	30.7
Utilities	11.6	13.4
Industrials	10.2	10.6
Information Technology	10.1	8.2
Energy	9.5	7.1
Asset Allocation (% of fund's net assets)
As of July 31, 2012*		As of January 31, 2012**
	Stocks 99.5%		Stocks 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	5.2%	** Foreign investments	3.1%

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Hotels, Restaurants & Leisure - 1.0%
Brinker International, Inc.	168,200	$ 5,451,362
Household Durables - 2.0%
Jarden Corp.	121,100	5,473,720
Whirlpool Corp.	82,800	5,593,968
		11,067,688
Internet & Catalog Retail - 1.1%
Expedia, Inc. (d)	109,810	6,258,072
Multiline Retail - 1.6%
Macy's, Inc.	249,200	8,931,328
Specialty Retail - 2.4%
Best Buy Co., Inc.	221,300	4,003,317
Foot Locker, Inc.	199,500	6,587,490
GameStop Corp. Class A (d)	196,500	3,147,930
		13,738,737
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	71,300	5,663,359
TOTAL CONSUMER DISCRETIONARY		51,110,546
CONSUMER STAPLES - 5.2%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	188,600	5,320,406
Molson Coors Brewing Co. Class B	136,300	5,768,216
		11,088,622
Food & Staples Retailing - 0.9%
Safeway, Inc. (d)	323,500	5,030,425
Food Products - 2.3%
Campbell Soup Co. (d)	136,100	4,506,271
ConAgra Foods, Inc.	340,500	8,406,945
		12,913,216
TOTAL CONSUMER STAPLES		29,032,263
ENERGY - 9.5%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	97,600	4,906,352
Dresser-Rand Group, Inc. (a)	59,900	2,785,949
		7,692,301
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.1%
Hess Corp.	117,500	$ 5,541,300
Marathon Oil Corp.	211,800	5,606,346
Marathon Petroleum Corp.	180,645	8,544,509
Murphy Oil Corp.	160,700	8,623,162
Peabody Energy Corp.	206,000	4,301,280
Tesoro Corp.	138,300	3,823,995
Valero Energy Corp.	332,100	9,132,750
		45,573,342
TOTAL ENERGY		53,265,643
FINANCIALS - 30.1%
Commercial Banks - 8.5%
CapitalSource, Inc.	476,300	3,119,765
Comerica, Inc.	154,200	4,658,382
Fifth Third Bancorp	550,600	7,609,292
First Niagara Financial Group, Inc.	466,200	3,533,796
Huntington Bancshares, Inc.	1,100,200	6,837,743
KeyCorp	942,500	7,521,150
Regions Financial Corp.	1,014,100	7,058,136
SunTrust Banks, Inc.	322,500	7,627,125
		47,965,389
Consumer Finance - 2.4%
Discover Financial Services	155,400	5,588,184
SLM Corp.	476,600	7,620,834
		13,209,018
Insurance - 6.8%
Allied World Assurance Co. Holdings Ltd.	76,600	5,777,938
Assurant, Inc.	106,700	3,863,607
Assured Guaranty Ltd.	459,800	5,508,404
Everest Re Group Ltd.	67,800	6,895,260
Lincoln National Corp.	346,700	6,951,335
Montpelier Re Holdings Ltd.	258,200	5,231,132
Torchmark Corp.	80,500	4,004,875
		38,232,551
Real Estate Investment Trusts - 11.8%
American Capital Agency Corp. (d)	158,700	5,576,718
Camden Property Trust (SBI)	44,800	3,194,688
Digital Realty Trust, Inc.	36,400	2,841,748
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Douglas Emmett, Inc.	275,200	$ 6,469,952
Extra Space Storage, Inc.	184,000	6,024,160
Kimco Realty Corp.	398,400	7,764,816
LaSalle Hotel Properties (SBI)	108,700	2,854,462
Post Properties, Inc.	63,900	3,300,435
Rayonier, Inc.	123,900	5,908,791
The Macerich Co.	131,900	7,704,279
Ventas, Inc.	117,700	7,915,325
Vornado Realty Trust	82,900	6,922,150
		66,477,524
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc.	53,000	3,534,570
TOTAL FINANCIALS		169,419,052
HEALTH CARE - 6.6%
Health Care Providers & Services - 4.9%
CIGNA Corp.	144,100	5,804,348
Community Health Systems, Inc. (a)	229,700	5,652,917
Humana, Inc.	110,400	6,800,640
McKesson Corp.	44,000	3,992,120
Omnicare, Inc.	162,800	5,113,548
		27,363,573
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	111,200	4,257,848
Pharmaceuticals - 1.0%
Watson Pharmaceuticals, Inc. (a)	71,100	5,533,713
TOTAL HEALTH CARE		37,155,134
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.9%
Exelis, Inc.	340,300	3,198,820
Textron, Inc.	286,600	7,465,930
		10,664,750
Airlines - 1.3%
Southwest Airlines Co.	799,300	7,345,567
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	163,600	5,037,244
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.5%
General Cable Corp. (a)	113,900	$ 2,976,207
Machinery - 4.0%
AGCO Corp. (a)	149,900	6,571,616
ITT Corp.	242,900	4,551,946
Parker Hannifin Corp.	74,000	5,943,680
Timken Co.	150,300	5,440,860
		22,508,102
Professional Services - 0.7%
Towers Watson & Co.	66,000	3,869,580
Road & Rail - 0.9%
Con-way, Inc.	133,800	4,765,956
TOTAL INDUSTRIALS		57,167,406
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.6%
Brocade Communications Systems, Inc. (a)	709,300	3,525,221
IT Services - 2.3%
Alliance Data Systems Corp. (a)	32,700	4,251,000
Total System Services, Inc.	185,600	4,389,440
Vantiv, Inc.	192,600	4,345,056
		12,985,496
Office Electronics - 1.0%
Xerox Corp.	770,100	5,336,793
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	661,400	2,685,284
KLA-Tencor Corp.	160,600	8,176,146
Marvell Technology Group Ltd.	527,100	5,935,146
		16,796,576
Software - 3.2%
Activision Blizzard, Inc.	451,700	5,433,951
CA Technologies, Inc.	303,700	7,310,059
Synopsys, Inc. (a)	178,700	5,412,823
		18,156,833
TOTAL INFORMATION TECHNOLOGY		56,800,919
Common Stocks - continued
	Shares	Value
MATERIALS - 6.4%
Chemicals - 2.5%
Ashland, Inc.	80,700	$ 5,680,473
CF Industries Holdings, Inc.	27,700	5,422,552
Eastman Chemical Co.	61,700	3,225,676
		14,328,701
Containers & Packaging - 0.9%
Sonoco Products Co.	168,250	5,099,658
Metals & Mining - 1.3%
Commercial Metals Co.	250,500	3,228,945
Reliance Steel & Aluminum Co.	76,600	3,943,368
		7,172,313
Paper & Forest Products - 1.7%
International Paper Co.	284,400	9,331,164
TOTAL MATERIALS		35,931,836
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	100,800	4,187,232
UTILITIES - 11.6%
Electric Utilities - 6.1%
Cleco Corp.	96,300	4,214,088
Great Plains Energy, Inc.	163,900	3,635,302
NV Energy, Inc.	368,300	6,736,207
Pinnacle West Capital Corp.	132,200	7,077,988
PNM Resources, Inc.	136,000	2,828,800
PPL Corp.	343,400	9,924,259
		34,416,644
Multi-Utilities - 5.5%
CenterPoint Energy, Inc.	316,600	6,667,596
CMS Energy Corp.	182,200	4,493,052
DTE Energy Co.	136,900	8,401,553
NiSource, Inc.	293,200	7,502,988
TECO Energy, Inc.	211,900	3,854,461
		30,919,650
TOTAL UTILITIES		65,336,294
TOTAL COMMON STOCKS (Cost $551,078,333)		559,406,325
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	1,395,689	$ 1,395,689
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	11,047,782	11,047,782
TOTAL MONEY MARKET FUNDS (Cost $12,443,471)		12,443,471
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $563,521,804)		571,849,796
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(9,828,036)
NET ASSETS - 100%		$ 562,021,760
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,367
Fidelity Securities Lending Cash Central Fund	64,303
Total	$ 66,670
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,824,818) - See accompanying schedule: Unaffiliated issuers (cost $551,078,333)	$ 559,406,325
Fidelity Central Funds (cost $12,443,471)	12,443,471
Total Investments (cost $563,521,804)		$ 571,849,796
Receivable for investments sold		31,957,620
Receivable for fund shares sold		553,758
Dividends receivable		341,902
Distributions receivable from Fidelity Central Funds		6,598
Other receivables		14,077
Total assets		604,723,751

Liabilities
Payable for investments purchased	$ 30,357,559
Payable for fund shares redeemed	841,359
Accrued management fee	270,614
Distribution and service plan fees payable	12,057
Other affiliated payables	139,106
Other payables and accrued expenses	33,514
Collateral on securities loaned, at value	11,047,782
Total liabilities		42,701,991

Net Assets		$ 562,021,760
Net Assets consist of:
Paid in capital		$ 581,593,529
Undistributed net investment income		3,304,426
Accumulated undistributed net realized gain (loss) on investments		(31,204,187)
Net unrealized appreciation (depreciation) on investments		8,327,992
Net Assets		$ 562,021,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,644,476 ÷ 1,074,199 shares)	$ 16.43

Maximum offering price per share (100/94.25 of $16.43)	$ 17.43
Class T: Net Asset Value and redemption price per share ($6,908,547 ÷ 421,972 shares)	$ 16.37

Maximum offering price per share (100/96.50 of $16.37)	$ 16.96
Class B: Net Asset Value and offering price per share ($1,295,667 ÷ 80,021 shares)A	$ 16.19

Class C: Net Asset Value and offering price per share ($5,330,643 ÷ 330,501 shares)A	$ 16.13

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($526,529,498 ÷ 31,817,774 shares)	$ 16.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,312,929 ÷ 261,647 shares)	$ 16.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Dividends		$ 6,039,349
Income from Fidelity Central Funds		66,670
Total income		6,106,019

Expenses
Management fee Basic fee	$ 1,646,634
Performance adjustment	(23,355)
Transfer agent fees	754,818
Distribution and service plan fees	74,561
Accounting and security lending fees	111,415
Custodian fees and expenses	13,953
Independent trustees' compensation	1,930
Registration fees	68,781
Audit	25,097
Legal	1,113
Miscellaneous	3,905
Total expenses before reductions	2,678,852
Expense reductions	(14,845)	2,664,007
Net investment income (loss)		3,442,012
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,096,221
Investment not meeting investment restrictions	1,279
Total net realized gain (loss)		31,097,500
Change in net unrealized appreciation (depreciation) on investment securities		(13,223,126)
Net gain (loss)		17,874,374
Net increase (decrease) in net assets resulting from operations		$ 21,316,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,442,012	$ 4,545,431
Net realized gain (loss)	31,097,500	70,353,241
Change in net unrealized appreciation (depreciation)	(13,223,126)	(90,350,275)
Net increase (decrease) in net assets resulting from operations	21,316,386	(15,451,603)
Distributions to shareholders from net investment income	-	(4,101,848)
Share transactions - net increase (decrease)	(49,689,816)	(97,570,396)
Redemption fees	3,619	28,676
Total increase (decrease) in net assets	(28,369,811)	(117,095,171)

Net Assets
Beginning of period	590,391,571	707,486,742
End of period (including undistributed net investment income of $3,304,426 and distributions in excess of net investment income of $137,586, respectively)	$ 562,021,760	$ 590,391,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 16.16	$ 12.35	$ 8.53	$ 15.05	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.07	.07	- J	.07	.09	.03
Net realized and unrealized gain (loss)	.49	(.29)	3.85	3.84	(6.47)	(1.78)
Total from investment operations	.56	(.22)	3.85	3.91	(6.38)	(1.75)
Distributions from net investment income	-	(.07)	(.04)	(.09)	(.14)	(.06)
Distributions from net realized gain	-	-	-	-	- J	(.77)
Total distributions	-	(.07)	(.04)	(.09)	(.14)	(.83)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.43	$ 15.87	$ 16.16	$ 12.35	$ 8.53	$ 15.05
Total Return B,C,D	3.53%	(1.34)%	31.14%	45.79%	(42.40)%	(10.28)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.18% A	1.17%	1.17%	1.21%	1.12%	1.14% A
Expenses net of fee waivers, if any	1.18% A	1.17%	1.17%	1.21%	1.12%	1.14% A
Expenses net of all reductions	1.18% A	1.16%	1.17%	1.20%	1.12%	1.13% A
Net investment income (loss)	.89% A	.44%	.02%	.62%	.71%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,644	$ 19,578	$ 23,608	$ 10,640	$ 6,404	$ 7,445
Portfolio turnover rate G	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.84	$ 16.14	$ 12.34	$ 8.53	$ 15.04	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.05	.03	(.03)	.04	.06	(.02)
Net realized and unrealized gain (loss)	.48	(.29)	3.83	3.84	(6.46)	(1.76)
Total from investment operations	.53	(.26)	3.80	3.88	(6.40)	(1.78)
Distributions from net investment income	-	(.04)	-	(.07)	(.11)	(.04)
Distributions from net realized gain	-	-	-	-	-	(.77)
Total distributions	-	(.04)	-	(.07)	(.11)	(.81)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.37	$ 15.84	$ 16.14	$ 12.34	$ 8.53	$ 15.04
Total Return B,C,D	3.35%	(1.59)%	30.79%	45.44%	(42.57)%	(10.46)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.43%	1.43%	1.47%	1.38%	1.39% A
Expenses net of fee waivers, if any	1.44% A	1.43%	1.43%	1.47%	1.38%	1.39% A
Expenses net of all reductions	1.44% A	1.42%	1.43%	1.46%	1.38%	1.39% A
Net investment income (loss)	.63% A	.18%	(.24)%	.36%	.45%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,909	$ 6,823	$ 6,993	$ 4,010	$ 2,413	$ 3,714
Portfolio turnover rate G	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.71	$ 16.04	$ 12.32	$ 8.53	$ 14.99	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.01	(.05)	(.10)	(.01)	(.01)	(.10)
Net realized and unrealized gain (loss)	.47	(.28)	3.82	3.82	(6.40)	(1.76)
Total from investment operations	.48	(.33)	3.72	3.81	(6.41)	(1.86)
Distributions from net investment income	-	-	-	(.02)	(.05)	(.01)
Distributions from net realized gain	-	-	-	-	-	(.77)
Total distributions	-	-	-	(.02)	(.05)	(.78)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.19	$ 15.71	$ 16.04	$ 12.32	$ 8.53	$ 14.99
Total Return B,C,D	3.06%	(2.06)%	30.19%	44.61%	(42.79)%	(10.88)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.92%	1.93%	1.97%	1.87%	1.89% A
Expenses net of fee waivers, if any	1.93% A	1.92%	1.93%	1.97%	1.87%	1.89% A
Expenses net of all reductions	1.93% A	1.91%	1.92%	1.96%	1.87%	1.89% A
Net investment income (loss)	.14% A	(.31)%	(.74)%	(.14)%	(.04)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,296	$ 1,376	$ 1,793	$ 1,154	$ 763	$ 1,304
Portfolio turnover rate G	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.65	$ 15.98	$ 12.27	$ 8.50	$ 14.98	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.01	(.05)	(.10)	(.01)	-	(.10)
Net realized and unrealized gain (loss)	.47	(.28)	3.81	3.80	(6.41)	(1.77)
Total from investment operations	.48	(.33)	3.71	3.79	(6.41)	(1.87)
Distributions from net investment income	-	-	-	(.02)	(.07)	(.01)
Distributions from net realized gain	-	-	-	-	-	(.77)
Total distributions	-	-	-	(.02)	(.07)	(.78)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.13	$ 15.65	$ 15.98	$ 12.27	$ 8.50	$ 14.98
Total Return B,C,D	3.07%	(2.07)%	30.24%	44.56%	(42.79)%	(10.94)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.92%	1.93%	1.96%	1.86%	1.90% A
Expenses net of fee waivers, if any	1.93% A	1.92%	1.93%	1.96%	1.86%	1.90% A
Expenses net of all reductions	1.93% A	1.91%	1.92%	1.95%	1.86%	1.90% A
Net investment income (loss)	.14% A	(.31)%	(.73)%	(.13)%	(.03)%	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,331	$ 5,000	$ 5,309	$ 2,293	$ 1,232	$ 1,658
Portfolio turnover rate G	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.97	$ 16.26	$ 12.41	$ 8.57	$ 15.09	$ 17.18
Income from Investment Operations
Net investment income (loss) D	.10	.12	.04	.09	.13	.08
Net realized and unrealized gain (loss)	.48	(.30)	3.87	3.86	(6.49)	(1.34)
Total from investment operations	.58	(.18)	3.91	3.95	(6.36)	(1.26)
Distributions from net investment income	-	(.11)	(.06)	(.11)	(.16)	(.06)
Distributions from net realized gain	-	-	-	-	-H	(.77)
Total distributions	-	(.11)	(.06)	(.11)	(.16)	(.83)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 16.55	$ 15.97	$ 16.26	$ 12.41	$ 8.57	$ 15.09
Total Return B,C	3.63%	(1.04)%	31.51%	46.06%	(42.19)%	(7.67)%
Ratios to Average Net Assets E,G
Expenses before reductions	.88% A	.88%	.91%	.95%	.85%	.83%
Expenses net of fee waivers, if any	.88% A	.88%	.91%	.95%	.84%	.82%
Expenses net of all reductions	.87% A	.87%	.90%	.94%	.84%	.82%
Net investment income (loss)	1.19% A	.73%	.28%	.88%	.99%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 526,529	$ 553,947	$ 666,277	$ 469,476	$ 358,380	$ 737,234
Portfolio turnover rate F	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.91	$ 16.20	$ 12.36	$ 8.54	$ 15.06	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.09	.11	.04	.10	.12	.07
Net realized and unrealized gain (loss)	.48	(.29)	3.85	3.84	(6.48)	(1.78)
Total from investment operations	.57	(.18)	3.89	3.94	(6.36)	(1.71)
Distributions from net investment income	-	(.11)	(.05)	(.12)	(.16)	(.09)
Distributions from net realized gain	-	-	-	-	-	(.77)
Total distributions	-	(.11)	(.05)	(.12)	(.16)	(.86)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 16.48	$ 15.91	$ 16.20	$ 12.36	$ 8.54	$ 15.06
Total Return B,C	3.58%	(1.07)%	31.51%	46.12%	(42.26)%	(10.06)%
Ratios to Average Net Assets E,H
Expenses before reductions	.93% A	.91%	.92%	.96%	.87%	.89% A
Expenses net of fee waivers, if any	.93% A	.91%	.92%	.96%	.87%	.89% A
Expenses net of all reductions	.92% A	.90%	.92%	.95%	.87%	.88% A
Net investment income (loss)	1.15% A	.71%	.27%	.87%	.96%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,313	$ 3,667	$ 3,507	$ 3,162	$ 894	$ 1,452
Portfolio turnover rate F	191% A	173%	133%	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

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3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,997,422
Gross unrealized depreciation	(27,927,139)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,070,283

Tax cost	$ 564,779,513

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (59,732,390)

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3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $562,890,336 and $608,041,610, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 23,994	$ 575
Class T	.25%	.25%	17,612	138
Class B	.75%	.25%	6,727	5,059
Class C	.75%	.25%	26,228	6,313
			$ 74,561	$ 12,085

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,676
Class T	1,582
Class B*	904
Class C*	438
$ 9,600

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 29,186.30
Class T	11,078.31
Class B	2,049.30
Class C	7,970.30
Mid Cap Value	698,973.25
Institutional Class	5,562.30
	$ 754,818

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,922 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $849 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $64,303, including $3,655 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,845 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2012	Year ended January 31, 2012
From net investment income
Class A	$ -	$ 84,201
Class T	-	17,628
Mid Cap Value	-	3,978,985
Institutional Class	-	21,034
Total	$ -	$ 4,101,848

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10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class A
Shares sold	158,666	471,749	$ 2,605,792	$ 7,485,577
Reinvestment of distributions	-	5,251	-	78,338
Shares redeemed	(317,814)	(704,307)	(5,193,545)	(11,261,227)
Net increase (decrease)	(159,148)	(227,307)	$ (2,587,753)	$ (3,697,312)
Class T
Shares sold	67,042	161,524	$ 1,100,532	$ 2,605,707
Reinvestment of distributions	-	1,166	-	17,360
Shares redeemed	(75,779)	(165,147)	(1,242,369)	(2,621,038)
Net increase (decrease)	(8,737)	(2,457)	$ (141,837)	$ 2,029
Class B
Shares sold	3,055	9,800	$ 50,151	$ 158,077
Shares redeemed	(10,663)	(33,963)	(174,396)	(529,991)
Net increase (decrease)	(7,608)	(24,163)	$ (124,245)	$ (371,914)
Class C
Shares sold	63,261	124,340	$ 1,025,181	$ 1,963,624
Shares redeemed	(52,356)	(137,041)	(844,335)	(2,028,206)
Net increase (decrease)	10,905	(12,701)	$ 180,846	$ (64,582)
Mid Cap Value
Shares sold	2,152,807	7,442,595	$ 35,698,312	$ 120,167,268
Reinvestment of distributions	-	256,561	-	3,848,420
Shares redeemed	(5,026,341)	(13,984,343)	(83,235,254)	(217,785,024)
Net increase (decrease)	(2,873,534)	(6,285,187)	$ (47,536,942)	$ (93,769,336)
Institutional Class
Shares sold	86,148	158,721	$ 1,427,844	$ 2,526,829
Reinvestment of distributions	-	1,314	-	19,637
Shares redeemed	(54,971)	(146,013)	(907,729)	(2,215,747)
Net increase (decrease)	31,177	14,022	$ 520,115	$ 330,719

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

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Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

AMCVI-USAN-0912
1.838435.103

Fidelity®

Series Large Cap Value Fund

and

Fidelity

Series All-Sector Equity Fund

Fidelity Series Large Cap Value Fund

Fidelity Series All-Sector Equity Fund

Class F

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Series Large Cap Value Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investment's over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity® Series All-Sector Equity Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investment's over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Large Cap Value Fund and Fidelity Series All-Sector Equity Fund or 1-800-835-5092 for Class F of each fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Fidelity Series Large Cap Value Fund
Series Large Cap Value	.61%
Actual		$ 1,000.00	$ 1,032.40	$ 3.08
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.07
Class F	.41%
Actual		$ 1,000.00	$ 1,033.30	$ 2.07
HypotheticalA		$ 1,000.00	$ 1,022.82	$ 2.06
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	.75%
Actual		$ 1,000.00	$ 1,055.00	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77
Class F	.55%
Actual		$ 1,000.00	$ 1,055.80	$ 2.81
HypotheticalA		$ 1,000.00	$ 1,022.13	$ 2.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Series Large Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.5	0.3
Pfizer, Inc.	3.9	3.7
Chevron Corp.	3.8	3.4
Merck & Co., Inc.	3.2	3.1
General Electric Co.	3.0	3.2
Wells Fargo & Co.	2.9	2.7
Citigroup, Inc.	2.3	3.3
AT&T, Inc.	2.2	1.6
JPMorgan Chase & Co.	2.1	2.8
Johnson & Johnson	1.6	2.5
	29.5
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	24.4
Energy	16.5	10.6
Health Care	12.8	13.9
Consumer Discretionary	7.8	8.6
Industrials	7.6	7.0
Asset Allocation (% of fund's net assets)
As of July 31, 2012 *		As of January 31, 2012 **
	Stocks and Equity Futures 95.9%		Stocks 95.9%
	Short-Term Investments and Net Other Assets (Liabilities) 4.1%		Short-Term Investments and Net Other Assets (Liabilities) 4.1%
* Foreign investments	3.5%	** Foreign investments	12.7%

Semiannual Report

Fidelity Series Large Cap Value Fund

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Automobiles - 0.3%
General Motors Co. (a)	1,948,200	$ 38,399,022
Diversified Consumer Services - 0.5%
DeVry, Inc.	2,787,081	54,710,400
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	1,312,200	42,528,402
Wyndham Worldwide Corp.	789,700	41,103,885
		83,632,287
Household Durables - 1.3%
Garmin Ltd. (d)	2,189,714	84,544,858
Jarden Corp.	695,300	31,427,560
Whirlpool Corp.	504,400	34,077,264
		150,049,682
Media - 2.4%
Comcast Corp. Class A	1,993,800	64,898,190
DISH Network Corp. Class A	3,902,802	120,050,190
Time Warner, Inc.	286,848	11,221,494
Washington Post Co. Class B (d)	196,897	66,649,635
		262,819,509
Multiline Retail - 1.4%
JCPenney Co., Inc. (d)	5,453,448	122,757,114
Macy's, Inc.	1,076,500	38,581,760
		161,338,874
Specialty Retail - 0.7%
Best Buy Co., Inc.	1,525,600	27,598,104
Foot Locker, Inc.	1,407,600	46,478,952
		74,077,056
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	509,300	40,453,699
TOTAL CONSUMER DISCRETIONARY		865,480,529
CONSUMER STAPLES - 6.3%
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	2,748,864	124,386,096
Safeway, Inc.	1,584,400	24,637,420
Wal-Mart Stores, Inc.	1,842,625	137,146,579
		286,170,095
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.0%
ConAgra Foods, Inc.	2,099,600	$ 51,839,124
Kraft Foods, Inc. Class A	4,314,470	171,327,604
		223,166,728
Household Products - 1.7%
Kimberly-Clark Corp.	524,800	45,610,368
Procter & Gamble Co.	2,170,023	140,053,284
		185,663,652
TOTAL CONSUMER STAPLES		695,000,475
ENERGY - 16.5%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	1,364,390	68,587,885
Halliburton Co.	901,000	29,850,130
National Oilwell Varco, Inc.	1,126,800	81,467,640
		179,905,655
Oil, Gas & Consumable Fuels - 14.9%
Anadarko Petroleum Corp.	1,761,935	122,348,766
Apache Corp.	216,400	18,636,368
Chevron Corp.	3,874,952	424,617,240
Exxon Mobil Corp.	5,758,132	500,093,763
Hess Corp.	308,267	14,537,872
Marathon Oil Corp.	3,294,600	87,208,062
Marathon Petroleum Corp.	1,200,636	56,790,083
Murphy Oil Corp.	1,543,416	82,819,703
Occidental Petroleum Corp.	923,188	80,345,052
Phillips 66	2,130,100	80,091,760
Valero Energy Corp.	1,597,000	43,917,500
Williams Companies, Inc.	4,481,756	142,475,023
		1,653,881,192
TOTAL ENERGY		1,833,786,847
FINANCIALS - 23.6%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	232,300	12,014,556
Bank of New York Mellon Corp.	1,607,100	34,199,088
E*TRADE Financial Corp. (a)	12,387,870	94,519,448
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	179,250	$ 18,086,325
State Street Corp.	960,562	38,787,494
		197,606,911
Commercial Banks - 6.9%
BB&T Corp.	1,885,900	59,160,683
Fifth Third Bancorp	3,428,442	47,381,068
KeyCorp	12,589,325	100,462,814
PNC Financial Services Group, Inc.	1,100,500	65,039,550
U.S. Bancorp	4,194,221	140,506,404
Wells Fargo & Co.	9,341,245	315,827,493
Zions Bancorporation	1,853,852	33,740,106
		762,118,118
Consumer Finance - 1.7%
Capital One Financial Corp.	2,159,800	122,007,102
Discover Financial Services	2,003,800	72,056,648
		194,063,750
Diversified Financial Services - 4.8%
Bank of America Corp.	6,071,232	44,562,843
Citigroup, Inc.	9,473,641	257,019,880
JPMorgan Chase & Co.	6,599,736	237,590,496
		539,173,219
Insurance - 6.4%
ACE Ltd.	663,700	48,781,950
Allied World Assurance Co. Holdings Ltd.	542,100	40,890,603
Allstate Corp.	1,956,160	67,096,288
American International Group, Inc. (a)	2,328,800	72,821,576
Assurant, Inc.	940,046	34,039,066
Berkshire Hathaway, Inc. Class B (a)	1,233,630	104,661,169
Everest Re Group Ltd.	308,800	31,404,960
Lincoln National Corp.	1,593,600	31,951,680
MetLife, Inc.	3,311,657	101,899,686
RenaissanceRe Holdings Ltd.	402,015	29,745,090
The Chubb Corp.	451,561	32,823,969
The Travelers Companies, Inc.	624,700	39,137,455
XL Group PLC Class A	3,421,719	70,658,497
		705,911,989
Real Estate Investment Trusts - 2.0%
Public Storage	191,700	28,553,715
Simon Property Group, Inc.	395,100	63,409,599
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	524,111	$ 35,246,465
Vornado Realty Trust	660,500	55,151,750
Weyerhaeuser Co.	1,854,051	43,292,091
		225,653,620
TOTAL FINANCIALS		2,624,527,607
HEALTH CARE - 12.8%
Biotechnology - 0.3%
Amgen, Inc.	368,500	30,438,100
Health Care Equipment & Supplies - 0.1%
CareFusion Corp. (a)	334,618	8,168,025
Health Care Providers & Services - 1.9%
Aetna, Inc.	1,013,700	36,554,022
CIGNA Corp.	877,500	35,345,700
HCA Holdings, Inc.	2,623,405	69,467,764
UnitedHealth Group, Inc.	1,330,700	67,985,463
		209,352,949
Pharmaceuticals - 10.5%
Bristol-Myers Squibb Co.	1,171,132	41,692,299
Eli Lilly & Co.	2,786,697	122,698,269
Johnson & Johnson	2,626,576	181,811,591
Merck & Co., Inc.	8,103,708	357,940,782
Pfizer, Inc.	18,196,122	437,434,773
Watson Pharmaceuticals, Inc. (a)	365,200	28,423,516
		1,170,001,230
TOTAL HEALTH CARE		1,417,960,304
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.5%
Raytheon Co.	1,272,400	70,592,752
Textron, Inc.	3,755,947	97,842,419
		168,435,171
Airlines - 0.3%
Southwest Airlines Co.	3,748,200	34,445,958
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	1,362,366	$ 52,546,457
Industrial Conglomerates - 3.0%
General Electric Co.	15,835,671	328,590,173
Machinery - 1.5%
AGCO Corp. (a)	1,084,600	47,548,864
Cummins, Inc.	320,100	30,697,590
Parker Hannifin Corp.	614,100	49,324,512
Timken Co.	1,201,000	43,476,200
		171,047,166
Professional Services - 0.3%
Equifax, Inc.	590,600	27,663,704
Road & Rail - 0.5%
Con-way, Inc.	858,800	30,590,456
Union Pacific Corp.	234,500	28,752,045
		59,342,501
TOTAL INDUSTRIALS		842,071,130
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 0.6%
Cisco Systems, Inc.	3,932,315	62,720,424
Computers & Peripherals - 1.4%
Hewlett-Packard Co.	8,516,148	155,334,540
Electronic Equipment & Components - 0.5%
Corning, Inc.	4,821,840	55,017,194
IT Services - 0.5%
Total System Services, Inc.	1,284,400	30,376,060
Vantiv, Inc.	1,292,200	29,152,032
		59,528,092
Office Electronics - 0.5%
Xerox Corp.	8,490,208	58,837,141
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (a)	26,856,214	109,036,229
Broadcom Corp. Class A	1,093,900	37,061,332
KLA-Tencor Corp.	704,600	35,871,186
Marvell Technology Group Ltd.	2,912,800	32,798,128
		214,766,875
Software - 1.6%
CA Technologies, Inc.	1,362,700	32,800,189
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Comverse Technology, Inc. (a)	7,337,949	$ 39,845,063
Microsoft Corp.	1,762,750	51,948,243
Symantec Corp. (a)	1,185,509	18,671,767
Synopsys, Inc. (a)	1,040,400	31,513,716
		174,778,978
TOTAL INFORMATION TECHNOLOGY		780,983,244
MATERIALS - 2.7%
Chemicals - 1.1%
Ashland, Inc.	456,205	32,112,270
CF Industries Holdings, Inc.	184,500	36,117,720
LyondellBasell Industries NV Class A	1,203,300	53,582,949
		121,812,939
Metals & Mining - 1.1%
Newmont Mining Corp.	1,860,716	82,746,041
Nucor Corp.	967,962	37,944,110
		120,690,151
Paper & Forest Products - 0.5%
International Paper Co.	1,639,600	53,795,276
TOTAL MATERIALS		296,298,366
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	6,429,871	243,820,708
CenturyLink, Inc.	2,336,578	97,061,450
		340,882,158
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)	3,793,590	16,540,052
TOTAL TELECOMMUNICATION SERVICES		357,422,210
UTILITIES - 7.0%
Electric Utilities - 5.0%
Duke Energy Corp.	1,084,338	73,496,430
Edison International	947,928	43,775,315
Exelon Corp.	1,577,613	61,716,221
FirstEnergy Corp.	2,937,291	147,510,754
NextEra Energy, Inc.	2,349,474	166,577,707
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NV Energy, Inc.	1,768,300	$ 32,342,207
Southern Co.	698,300	33,623,145
		559,041,779
Multi-Utilities - 2.0%
CenterPoint Energy, Inc.	1,710,500	36,023,130
Consolidated Edison, Inc.	675,500	43,569,750
NiSource, Inc.	1,922,900	49,207,011
Sempra Energy	1,354,665	95,381,963
		224,181,854
TOTAL UTILITIES		783,223,633
TOTAL COMMON STOCKS (Cost $9,398,447,952)		10,496,754,345
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.08% 8/23/12 (e) (Cost $9,299,602)	$ 9,300,000	9,299,702
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	595,500,791	595,500,791
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	187,206,687	187,206,687
TOTAL MONEY MARKET FUNDS (Cost $782,707,478)		782,707,478
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $10,190,455,032)		11,288,761,525
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(177,521,881)
NET ASSETS - 100%		$ 11,111,239,644
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,308 Russell 1000 Index Contracts	Sept. 2012	$ 155,489,960	$ 10,164,728

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,099,837.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 431,622
Fidelity Securities Lending Cash Central Fund	400,214
Total	$ 831,836
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Comverse Technology, Inc.	$ 102,161,310	$ 1,480,970	$ 55,601,602	$ -	$ -
Total	$ 102,161,310	$ 1,480,970	$ 55,601,602	$ -	$ -
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 865,480,529	$ 865,480,529	$ -	$ -
Consumer Staples	695,000,475	695,000,475	-	-
Energy	1,833,786,847	1,833,786,847	-	-
Financials	2,624,527,607	2,624,527,607	-	-
Health Care	1,417,960,304	1,417,960,304	-	-
Industrials	842,071,130	842,071,130	-	-
Information Technology	780,983,244	780,983,244	-	-
Materials	296,298,366	296,298,366	-	-
Telecommunication Services	357,422,210	357,422,210	-	-
Utilities	783,223,633	783,223,633	-	-
U.S. Government and Government Agency Obligations	9,299,702	-	9,299,702	-
Money Market Funds	782,707,478	782,707,478	-	-
Total Investments in Securities:	$ 11,288,761,525	$ 11,279,461,823	$ 9,299,702	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 10,164,728	$ 10,164,728	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 10,164,728	$ -
Total Value of Derivatives	$ 10,164,728	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $183,850,433) - See accompanying schedule: Unaffiliated issuers (cost $9,407,747,554)	$ 10,506,054,047
Fidelity Central Funds (cost $782,707,478)	782,707,478
Total Investments (cost $10,190,455,032)		$ 11,288,761,525
Cash		202,123
Receivable for investments sold		182,609,625
Receivable for fund shares sold		4,030,591
Dividends receivable		11,000,005
Distributions receivable from Fidelity Central Funds		164,209
Other receivables		334,081
Total assets		11,487,102,159

Liabilities
Payable for investments purchased	$ 175,552,244
Payable for fund shares redeemed	7,218,287
Accrued management fee	3,509,733
Payable for daily variation margin on futures contracts	1,107,840
Other affiliated payables	1,175,557
Other payables and accrued expenses	92,167
Collateral on securities loaned, at value	187,206,687
Total liabilities		375,862,515

Net Assets		$ 11,111,239,644
Net Assets consist of:
Paid in capital		$ 10,044,774,966
Undistributed net investment income		106,677,564
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(148,681,734)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,108,468,848
Net Assets		$ 11,111,239,644

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2012 (Unaudited)

Series Large Cap Value: Net Asset Value, offering price and redemption price per share ($6,415,834,838 ÷ 591,714,068 shares)	$ 10.84

Class F: Net Asset Value, offering price and redemption price per share ($4,695,404,806 ÷ 432,633,082 shares)	$ 10.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Dividends		$ 134,105,847
Interest		4,087
Income from Fidelity Central Funds		831,836
Total income		134,941,770

Expenses
Management fee Basic fee	$ 30,382,209
Performance adjustment	(9,156,427)
Transfer agent fees	6,613,042
Accounting and security lending fees	681,557
Custodian fees and expenses	111,309
Independent trustees' compensation	35,182
Audit	39,434
Legal	20,196
Miscellaneous	62,313
Total expenses before reductions	28,788,815
Expense reductions	(524,609)	28,264,206
Net investment income (loss)		106,677,564
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(30,983,435)
Other affiliated issuers	(17,601,669)
Foreign currency transactions	310,967
Futures contracts	(7,520,807)
Total net realized gain (loss)		(55,794,944)
Change in net unrealized appreciation (depreciation) on: Investment securities	293,417,643
Assets and liabilities in foreign currencies	(2,707)
Futures contracts	10,164,728
Total change in net unrealized appreciation (depreciation)		303,579,664
Net gain (loss)		247,784,720
Net increase (decrease) in net assets resulting from operations		$ 354,462,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 106,677,564	$ 171,067,909
Net realized gain (loss)	(55,794,944)	438,663,655
Change in net unrealized appreciation (depreciation)	303,579,664	(1,034,890,528)
Net increase (decrease) in net assets resulting from operations	354,462,284	(425,158,964)
Distributions to shareholders from net investment income	-	(168,634,380)
Distributions to shareholders from net realized gain	-	(828,507,893)
Total distributions	-	(997,142,273)
Share transactions - net increase (decrease)	236,211,695	1,333,251,117
Total increase (decrease) in net assets	590,673,979	(89,050,120)

Net Assets
Beginning of period	10,520,565,665	10,609,615,785
End of period (including undistributed net investment income of $106,677,564 and undistributed net investment income of $0, respectively)	$ 11,111,239,644	$ 10,520,565,665

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Large Cap Value

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 12.12	$ 11.05	$ 9.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.18	.14	.13	.05
Net realized and unrealized gain (loss)	.24	(.71)	1.80	2.35	(.90)
Total from investment operations	.34	(.53)	1.94	2.48	(.85)
Distributions from net investment income	-	(.17)	(.13)	(.11)	(.04)
Distributions from net realized gain	-	(.92)	(.74)	(.43)	-
Total distributions	-	(1.09)	(.87)	(.54)	(.04)
Net asset value, end of period	$ 10.84	$ 10.50	$ 12.12	$ 11.05	$ 9.11
Total Return B, C	3.24%	(4.28)%	18.02%	27.43%	(8.58)%
Ratios to Average Net Assets E, H
Expenses before reductions	.61% A	.65%	.73%	.85%	.90% A
Expenses net of fee waivers, if any	.61% A	.65%	.73%	.85%	.90% A
Expenses net of all reductions	.60% A	.64%	.72%	.84%	.90% A
Net investment income (loss)	1.88% A	1.61%	1.18%	1.24%	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,415,835	$ 6,677,103	$ 8,404,097	$ 7,388,558	$ 2,056,896
Portfolio turnover rate F	122% A	121%	102%	138%	118%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 24, 2008 (commencement of operations) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 12.12	$ 11.05	$ 9.72
Income from Investment Operations
Net investment income (loss) D	.11	.20	.16	.05
Net realized and unrealized gain (loss)	.24	(.70)	1.81	1.77
Total from investment operations	.35	(.50)	1.97	1.82
Distributions from net investment income	-	(.20)	(.16)	(.13)
Distributions from net realized gain	-	(.92)	(.74)	(.36)
Total distributions	-	(1.12)	(.90)	(.49)
Net asset value, end of period	$ 10.85	$ 10.50	$ 12.12	$ 11.05
Total Return B, C	3.33%	(4.06)%	18.26%	18.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.41% A	.44%	.50%	.58% A
Expenses net of fee waivers, if any	.41% A	.44%	.50%	.58% A
Expenses net of all reductions	.40% A	.43%	.49%	.57% A
Net investment income (loss)	2.08% A	1.81%	1.40%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,695,405	$ 3,843,463	$ 2,205,519	$ 447,080
Portfolio turnover rate F	122% A	121%	102%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to January 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series All-Sector Equity Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.4	6.0
Microsoft Corp.	2.5	0.9
QUALCOMM, Inc.	2.4	2.0
Exxon Mobil Corp.	2.1	1.5
Procter & Gamble Co.	2.0	2.1
General Electric Co.	1.9	0.7
The Coca-Cola Co.	1.9	1.7
Pfizer, Inc.	1.9	1.1
U.S. Bancorp	1.9	1.3
Capital One Financial Corp.	1.8	1.1
	24.8
Top Five Market Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.3	19.9
Financials	14.4	14.8
Health Care	11.6	11.3
Consumer Staples	11.1	10.6
Energy	10.9	12.0
Asset Allocation (% of fund's net assets)
As of July 31, 2012*		As of January 31, 2012**
	Stocks and Equity Futures 98.4%		Stocks and Equity Futures 98.4%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.6%
* Foreign investments	10.4%	** Foreign investments	16.5%

Semiannual Report

Fidelity Series All-Sector Equity Fund

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Diversified Consumer Services - 0.3%
Weight Watchers International, Inc. (d)	760,060	$ 38,459,036
Hotels, Restaurants & Leisure - 1.9%
Domino's Pizza, Inc.	817,395	27,905,865
Dunkin' Brands Group, Inc.	328,700	9,953,036
Icahn Enterprises LP rights (a)	270,377	3
McDonald's Corp.	908,801	81,210,457
Starbucks Corp.	1,115,238	50,497,977
Yum! Brands, Inc.	1,238,836	80,326,126
		249,893,464
Internet & Catalog Retail - 0.6%
Kayak Software Corp.	15,700	526,892
Priceline.com, Inc. (a)	114,580	75,822,169
		76,349,061
Media - 3.6%
Comcast Corp. Class A	6,693,610	217,877,006
DIRECTV (a)	1,320,836	65,592,716
DISH Network Corp. Class A	151,221	4,651,558
Legend Pictures LLC (a)(g)(h)	3,706	3,962,196
News Corp. Class A	2,231,961	51,379,742
The Walt Disney Co.	2,570,461	126,312,454
		469,775,672
Multiline Retail - 0.6%
Dollar General Corp. (a)	1,480,636	75,527,242
Specialty Retail - 2.5%
AutoZone, Inc. (a)	178,547	66,996,191
CarMax, Inc. (a)	112,100	3,119,743
Limited Brands, Inc.	588,193	27,968,577
Lowe's Companies, Inc.	4,707,758	119,435,820
TJX Companies, Inc.	2,374,658	105,149,856
		322,670,187
Textiles, Apparel & Luxury Goods - 0.3%
Under Armour, Inc. Class A (sub. vtg.) (a)	816,384	44,443,945
TOTAL CONSUMER DISCRETIONARY		1,277,118,607
CONSUMER STAPLES - 11.1%
Beverages - 3.6%
Anheuser-Busch InBev SA NV	468,405	37,061,645
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Brown-Forman Corp. Class B (non-vtg.)	354,100	$ 33,129,596
Coca-Cola Bottling Co. CONSOLIDATED	44,875	3,014,254
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,617,704	45,635,430
Diageo PLC sponsored ADR	358,102	38,281,104
Embotelladora Andina SA sponsored ADR	41,230	1,434,804
Molson Coors Brewing Co. Class B	586,624	24,825,928
Monster Beverage Corp. (a)	50,000	3,323,500
Pernod Ricard SA	217,075	23,372,965
The Coca-Cola Co.	3,121,246	252,196,677
		462,275,903
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	3,116,881	141,038,865
Kroger Co.	1,445,000	32,035,650
Safeway, Inc.	318,028	4,945,335
Wal-Mart Stores, Inc.	537,400	39,998,682
Walgreen Co.	596,082	21,673,542
		239,692,074
Food Products - 0.8%
Bunge Ltd.	337,152	22,174,487
Green Mountain Coffee Roasters, Inc. (a)	220,680	4,029,617
Kraft Foods, Inc. Class A	340,000	13,501,400
Mead Johnson Nutrition Co. Class A	155,000	11,308,800
Nestle SA	146,488	9,010,145
Pilgrims Pride Corp. (d)	735,100	3,418,215
Smithfield Foods, Inc. (a)	260,000	4,810,000
Unilever NV (NY Reg.)	884,761	30,656,969
		98,909,633
Household Products - 2.3%
Colgate-Palmolive Co.	337,642	36,249,245
Procter & Gamble Co.	4,073,311	262,891,492
		299,140,737
Personal Products - 0.5%
Avon Products, Inc.	250,000	3,872,500
Estee Lauder Companies, Inc. Class A	745,756	39,062,699
L'Oreal SA	127,200	15,278,202
Nu Skin Enterprises, Inc. Class A	179,178	9,139,870
		67,353,271
Tobacco - 2.1%
Altria Group, Inc.	576,230	20,726,993
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
British American Tobacco PLC sponsored ADR	1,894,857	$ 200,873,791
Philip Morris International, Inc.	516,698	47,246,865
		268,847,649
TOTAL CONSUMER STAPLES		1,436,219,267
ENERGY - 10.9%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	735,282	36,962,626
Discovery Offshore S.A. (a)(e)	853,300	1,486,450
Ensco PLC Class A	819,666	44,532,454
Forum Energy Technologies, Inc.	489,021	10,191,198
Halliburton Co.	1,200,740	39,780,516
National Oilwell Varco, Inc.	1,048,824	75,829,975
Noble Corp.	1,074,625	39,761,125
Ocean Rig UDW, Inc. (United States)	786,372	11,787,716
Oceaneering International, Inc.	216,518	11,191,815
Oil States International, Inc. (a)	101,500	7,379,050
Schlumberger Ltd.	624,181	44,479,138
Vantage Drilling Co. (a)	3,799,042	5,964,496
		329,346,559
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	916,281	63,626,553
Apache Corp.	821,591	70,755,417
Cheniere Energy, Inc. (a)	186,100	2,536,543
Chevron Corp.	1,073,933	117,681,578
Cobalt International Energy, Inc. (a)	490,700	12,316,570
Exxon Mobil Corp.	3,202,680	278,152,758
Halcon Resources Corp. (h)	830,000	5,478,000
Hess Corp.	700,021	33,012,990
HollyFrontier Corp.	998,227	37,323,708
InterOil Corp. (a)(d)	365,611	31,310,926
Marathon Oil Corp.	1,816,489	48,082,464
Marathon Petroleum Corp.	1,203,315	56,916,800
Midstates Petroleum Co., Inc.	775,072	6,603,613
Noble Energy, Inc.	320,713	28,039,938
Northern Tier Energy LP Class A	451,200	6,962,016
Occidental Petroleum Corp.	1,026,555	89,341,082
QEP Resources, Inc.	556,054	16,698,302
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class B sponsored ADR	1,371,279	$ 96,757,446
Suncor Energy, Inc.	1,576,300	48,192,011
Williams Companies, Inc.	1,103,800	35,089,802
		1,084,878,517
TOTAL ENERGY		1,414,225,076
FINANCIALS - 14.4%
Capital Markets - 1.1%
BlackRock, Inc. Class A	267,048	45,467,592
E*TRADE Financial Corp. (a)	615,552	4,696,662
Evercore Partners, Inc. Class A	276,410	6,404,420
ICAP PLC	873,158	4,358,835
Invesco Ltd.	929,295	20,565,298
State Street Corp.	586,264	23,673,340
TD Ameritrade Holding Corp.	918,600	14,624,112
The Blackstone Group LP	1,054,900	14,610,365
UBS AG	453,080	4,766,411
		139,167,035
Commercial Banks - 3.6%
CIT Group, Inc. (a)	712,503	26,020,610
Comerica, Inc.	1,194,561	36,087,688
FirstMerit Corp.	355,568	5,760,202
Huntington Bancshares, Inc.	5,062,967	31,466,340
Synovus Financial Corp.	4,417,260	8,392,794
U.S. Bancorp	7,293,816	244,342,836
Wells Fargo & Co.	3,441,812	116,367,664
		468,438,134
Consumer Finance - 2.4%
Capital One Financial Corp.	4,081,480	230,562,805
Discover Financial Services	487,395	17,526,724
SLM Corp.	4,124,746	65,954,689
		314,044,218
Diversified Financial Services - 2.0%
African Bank Investments Ltd.	675,148	2,977,796
Bank of America Corp.	3,942,695	28,939,381
Citigroup, Inc.	3,870,829	105,015,591
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	3,224,282	$ 116,074,152
NBH Holdings Corp. Class A (a)(e)	361,500	6,416,625
		259,423,545
Insurance - 3.3%
ACE Ltd.	584,458	42,957,663
Amlin PLC	2,172,124	12,838,979
Aon PLC	80,361	3,953,761
Berkshire Hathaway, Inc.:
Class A (a)	189	24,087,105
Class B (a)	755,039	64,057,509
Fairfax Financial Holdings Ltd. (sub. vtg.)	93,100	35,045,371
MetLife, Inc.	2,882,570	88,696,679
Prudential Financial, Inc.	137,000	6,614,360
The Travelers Companies, Inc.	1,208,567	75,716,723
Torchmark Corp.	722,900	35,964,275
Validus Holdings Ltd.	892,061	29,018,744
		418,951,169
Real Estate Investment Trusts - 1.7%
American Tower Corp.	1,180,215	85,341,347
Camden Property Trust (SBI)	522,803	37,281,082
Colonial Properties Trust (SBI)	27,324	618,889
Equity Lifestyle Properties, Inc.	283,500	20,389,320
Home Properties, Inc.	30,720	2,015,539
Japan Retail Fund Investment Corp.	2,871	4,801,726
Kimco Realty Corp.	380,500	7,415,945
Sun Communities, Inc.	291,063	13,560,625
The Macerich Co.	899,473	52,538,218
		223,962,691
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	2,077,162	41,044,721
TOTAL FINANCIALS		1,865,031,513
HEALTH CARE - 11.6%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	221,078	23,180,028
Amgen, Inc.	2,044,565	168,881,069
Biogen Idec, Inc. (a)	539,486	78,673,243
BioMarin Pharmaceutical, Inc. (a)	586,278	23,034,863
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CSL Ltd.	351,258	$ 15,762,151
Gilead Sciences, Inc. (a)	1,910,246	103,783,665
ONYX Pharmaceuticals, Inc. (a)	354,400	26,569,368
		439,884,387
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	1,973,112	10,200,989
C.R. Bard, Inc.	439,057	42,702,684
Covidien PLC	1,208,351	67,522,654
Edwards Lifesciences Corp. (a)	538,748	54,521,298
Intuitive Surgical, Inc. (a)	14,000	6,741,000
The Cooper Companies, Inc.	367,715	27,674,231
		209,362,856
Health Care Providers & Services - 2.1%
Catamaran Corp. (a)	167,829	14,255,047
CIGNA Corp.	807,834	32,539,554
Express Scripts Holding Co. (a)	346,277	20,063,289
Henry Schein, Inc. (a)	707,787	52,949,545
McKesson Corp.	562,654	51,049,597
Omnicare, Inc.	578,580	18,173,198
UnitedHealth Group, Inc.	1,732,151	88,495,595
		277,525,825
Health Care Technology - 0.1%
Cerner Corp. (a)	157,100	11,612,832
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	181,627	6,954,498
Pharmaceuticals - 4.3%
Allergan, Inc.	635,113	52,123,724
Elan Corp. PLC sponsored ADR (a)	250,000	2,887,500
Eli Lilly & Co.	405,400	17,849,762
GlaxoSmithKline PLC sponsored ADR	614,100	28,248,600
Merck & Co., Inc.	2,866,646	126,619,754
Pfizer, Inc.	10,329,483	248,320,771
Sanofi SA sponsored ADR	577,026	23,450,337
Shire PLC sponsored ADR	137,667	11,864,142
Valeant Pharmaceuticals International, Inc. (Canada) (a)	872,243	41,574,727
		552,939,317
TOTAL HEALTH CARE		1,498,279,715
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.1%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	1,401,405	$ 81,351,560
MTU Aero Engines Holdings AG	222,658	16,760,775
Precision Castparts Corp.	356,467	55,452,007
Raytheon Co.	696,778	38,657,243
Textron, Inc.	2,135,577	55,631,781
The Boeing Co.	1,085,567	80,234,257
United Technologies Corp.	1,109,694	82,605,621
		410,693,244
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	1,241,949	93,903,764
Building Products - 0.6%
Armstrong World Industries, Inc.	672,897	26,007,469
Owens Corning (a)	1,496,599	40,198,649
Quanex Building Products Corp.	956,562	16,165,898
		82,372,016
Electrical Equipment - 0.6%
Regal-Beloit Corp.	612,288	39,412,979
Roper Industries, Inc.	353,322	35,137,873
		74,550,852
Industrial Conglomerates - 2.8%
Danaher Corp.	1,349,996	71,293,289
General Electric Co.	12,173,957	252,609,608
Tyco International Ltd.	811,583	44,588,370
		368,491,267
Machinery - 0.8%
Caterpillar, Inc.	207,274	17,454,544
Cummins, Inc.	377,482	36,200,524
Fanuc Corp.	40,600	6,268,168
Fiat Industrial SpA	681,282	6,705,995
Illinois Tool Works, Inc.	770,835	41,887,174
		108,516,405
Road & Rail - 1.2%
CSX Corp.	1,957,765	44,911,129
J.B. Hunt Transport Services, Inc.	198,150	10,902,213
Union Pacific Corp.	814,975	99,924,085
		155,737,427
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	96,700	$ 19,807,061
TOTAL INDUSTRIALS		1,314,072,036
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 3.2%
Acme Packet, Inc. (a)	770,287	12,209,049
ADTRAN, Inc.	1,066,868	23,023,011
Juniper Networks, Inc. (a)	2,426,481	42,536,212
NETGEAR, Inc. (a)	218,758	7,575,590
QUALCOMM, Inc.	5,224,887	311,821,256
Riverbed Technology, Inc. (a)	757,323	13,359,178
		410,524,296
Computers & Peripherals - 7.0%
Apple, Inc.	1,364,906	833,629,979
SanDisk Corp. (a)	1,753,369	72,116,067
		905,746,046
Electronic Equipment & Components - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,860,000	5,255,711
Jabil Circuit, Inc.	1,863,465	40,437,191
		45,692,902
Internet Software & Services - 1.6%
Dice Holdings, Inc. (a)	897,201	6,764,896
eBay, Inc. (a)	1,227,367	54,372,358
Google, Inc. Class A (a)	120,714	76,408,341
Mail.ru Group Ltd.:
GDR (a)(e)	364,400	11,048,608
GDR (Reg. S) (a)	172,100	5,218,072
VeriSign, Inc. (a)	1,250,634	55,553,162
		209,365,437
IT Services - 0.4%
Accenture PLC Class A	792,790	47,805,237
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	3,958,782	154,709,201
ARM Holdings PLC sponsored ADR	259,400	6,739,212
ASML Holding NV	312,640	17,976,800
Avago Technologies Ltd.	1,878,675	69,510,975
Fairchild Semiconductor International, Inc. (a)	802,951	11,128,901
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
International Rectifier Corp. (a)	645,188	$ 10,994,004
Maxim Integrated Products, Inc.	2,169,429	59,073,552
Micron Technology, Inc. (a)	6,300,825	39,128,123
ON Semiconductor Corp. (a)	2,628,603	18,242,505
PMC-Sierra, Inc. (a)	3,315,506	17,638,492
RF Micro Devices, Inc. (a)	4,951,092	19,210,237
Skyworks Solutions, Inc. (a)	1,206,337	34,899,329
		459,251,331
Software - 4.3%
Ariba, Inc. (a)	614,937	27,321,651
Check Point Software Technologies Ltd. (a)	943,573	45,829,341
Citrix Systems, Inc. (a)	1,676,521	121,849,546
Microsoft Corp.	10,958,117	322,935,708
VMware, Inc. Class A (a)	380,200	34,506,952
		552,443,198
TOTAL INFORMATION TECHNOLOGY		2,630,828,447
MATERIALS - 3.3%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	630,130	50,681,356
E.I. du Pont de Nemours & Co.	1,357,383	67,461,935
Eastman Chemical Co.	682,603	35,686,485
Ecolab, Inc.	759,695	49,722,038
LyondellBasell Industries NV Class A	766,400	34,127,792
Sherwin-Williams Co.	346,677	46,576,055
Sigma Aldrich Corp.	369,500	25,569,400
		309,825,061
Containers & Packaging - 0.5%
Ball Corp.	646,477	26,867,584
Rock-Tenn Co. Class A	538,830	31,370,683
		58,238,267
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	1,035,000	34,848,450
Royal Gold, Inc.	308,700	23,362,416
		58,210,866
TOTAL MATERIALS		426,274,194
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	1,878,700	$ 71,240,304
CenturyLink, Inc.	1,943,197	80,720,403
Verizon Communications, Inc.	2,216,409	100,048,702
		252,009,409
Wireless Telecommunication Services - 0.5%
MetroPCS Communications, Inc. (a)	368,000	3,223,680
SBA Communications Corp. Class A (a)	436,500	25,779,690
Sprint Nextel Corp. (a)	6,885,285	30,019,843
		59,023,213
TOTAL TELECOMMUNICATION SERVICES		311,032,622
UTILITIES - 3.6%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	400,555	16,919,443
Duke Energy Corp.	1,327,131	89,952,939
Edison International	1,465,015	67,654,393
FirstEnergy Corp.	1,278,422	64,202,353
NextEra Energy, Inc.	944,796	66,986,036
		305,715,164
Gas Utilities - 0.1%
ONEOK, Inc.	174,200	7,753,642
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	235,200	4,661,664
The AES Corp. (a)	2,534,964	30,571,666
		35,233,330
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	1,342,456	28,272,123
NiSource, Inc.	670,996	17,170,788
PG&E Corp.	573,056	26,452,265
Sempra Energy	726,260	51,135,967
		123,031,143
TOTAL UTILITIES		471,733,279
TOTAL COMMON STOCKS (Cost $10,409,057,589)		12,644,814,756
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 8/2/12 to 8/30/12 (f) (Cost $17,299,261)	$ 17,300,000	$ 17,299,472
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	307,486,982	307,486,982
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	51,817,600	51,817,600
TOTAL MONEY MARKET FUNDS (Cost $359,304,582)		359,304,582
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $10,785,661,432)		13,021,418,810
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(56,686,902)
NET ASSETS - 100%		$ 12,964,731,908
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,618 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 111,205,140	$ 4,353,832

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,951,683 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,099,787.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,440,196 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 7,470,000
Legend Pictures LLC	9/23/10	$ 2,779,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 291,844
Fidelity Securities Lending Cash Central Fund	667,499
Total	$ 959,343
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,277,118,607	$ 1,273,156,408	$ -	$ 3,962,199
Consumer Staples	1,436,219,267	1,399,157,622	37,061,645	-
Energy	1,414,225,076	1,414,225,076	-	-
Financials	1,865,031,513	1,849,046,751	9,568,137	6,416,625
Health Care	1,498,279,715	1,498,279,715	-	-
Industrials	1,314,072,036	1,307,803,868	6,268,168	-
Information Technology	2,630,828,447	2,630,828,447	-	-
Materials	426,274,194	426,274,194	-	-
Telecommunication Services	311,032,622	311,032,622	-	-
Utilities	471,733,279	471,733,279	-	-
U.S. Government and Government Agency Obligations	17,299,472	-	17,299,472	-
Money Market Funds	359,304,582	359,304,582	-	-
Total Investments in Securities:	$ 13,021,418,810	$ 12,940,842,564	$ 70,197,422	$ 10,378,824
Derivative Instruments:
Assets
Futures Contracts	$ 4,353,832	$ 4,353,832	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 4,353,832	$ -
Total Value of Derivatives	$ 4,353,832	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.6%
United Kingdom	3.3%
Canada	1.3%
Switzerland	1.0%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,598,380) - See accompanying schedule: Unaffiliated issuers (cost $10,426,356,850)	$ 12,662,114,228
Fidelity Central Funds (cost $359,304,582)	359,304,582
Total Investments (cost $10,785,661,432)		$ 13,021,418,810
Cash		2
Foreign currency held at value (cost $80,098)		80,098
Receivable for investments sold		145,673,672
Receivable for fund shares sold		4,743,185
Dividends receivable		8,441,554
Distributions receivable from Fidelity Central Funds		219,227
Other receivables		445,391
Total assets		13,181,021,939

Liabilities
Payable for investments purchased	$ 149,677,906
Payable for fund shares redeemed	7,731,407
Accrued management fee	5,102,552
Payable for daily variation margin on futures contracts	477,310
Other affiliated payables	1,318,925
Other payables and accrued expenses	164,331
Collateral on securities loaned, at value	51,817,600
Total liabilities		216,290,031

Net Assets		$ 12,964,731,908
Net Assets consist of:
Paid in capital		$ 10,653,921,504
Undistributed net investment income		68,055,912
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,701,921
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,240,052,571
Net Assets		$ 12,964,731,908

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2012 (Unaudited)

Series All-Sector Equity: Net Asset Value, offering price and redemption price per share ($7,422,451,173 ÷ 595,180,110 shares)	$ 12.47

Class F: Net Asset Value, offering price and redemption price per share ($5,542,280,735 ÷ 443,918,927 shares)	$ 12.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Dividends		$ 107,736,087
Interest		5,700
Income from Fidelity Central Funds		959,343
Total income		108,701,130

Expenses
Management fee Basic fee	$ 33,928,026
Performance adjustment	(1,297,034)
Transfer agent fees	7,325,003
Accounting and security lending fees	692,686
Custodian fees and expenses	185,162
Independent trustees' compensation	38,893
Audit	33,757
Legal	21,664
Miscellaneous	68,390
Total expenses before reductions	40,996,547
Expense reductions	(351,329)	40,645,218
Net investment income (loss)		68,055,912
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	196,826,520
Foreign currency transactions	(538,575)
Futures contracts	(2,663,417)
Total net realized gain (loss)		193,624,528
Change in net unrealized appreciation (depreciation) on: Investment securities	423,093,006
Assets and liabilities in foreign currencies	19,585
Futures contracts	12,714
Total change in net unrealized appreciation (depreciation)		423,125,305
Net gain (loss)		616,749,833
Net increase (decrease) in net assets resulting from operations		$ 684,805,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,055,912	$ 96,315,057
Net realized gain (loss)	193,624,528	477,594,589
Change in net unrealized appreciation (depreciation)	423,125,305	(566,168,414)
Net increase (decrease) in net assets resulting from operations	684,805,745	7,741,232
Distributions to shareholders from net investment income	-	(100,591,386)
Distributions to shareholders from net realized gain	-	(903,235,315)
Total distributions	-	(1,003,826,701)
Share transactions - net increase (decrease)	672,158,508	1,302,246,045
Total increase (decrease) in net assets	1,356,964,253	306,160,576

Net Assets
Beginning of period	11,607,767,655	11,301,607,079
End of period (including undistributed net investment income of $68,055,912 and undistributed net investment income of $0, respectively)	$ 12,964,731,908	$ 11,607,767,655

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series All-Sector Equity

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 12.98	$ 11.32	$ 8.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.10	.09	.09	.03
Net realized and unrealized gain (loss)	.59	(.15)	2.63	3.18	(1.52)
Total from investment operations	.65	(.05)	2.72	3.27	(1.49)
Distributions from net investment income	-	(.10)	(.08)	(.08)	(.03)
Distributions from net realized gain	-	(1.01)	(.98)	(.35)	-
Total distributions	-	(1.11)	(1.06)	(.43)	(.03)
Net asset value, end of period	$ 12.47	$ 11.82	$ 12.98	$ 11.32	$ 8.48
Total Return B, C	5.50%	(.12)%	24.87%	38.51%	(14.91)%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.89%	.91%	.90%	.95% A
Expenses net of fee waivers, if any	.75% A	.89%	.91%	.90%	.95% A
Expenses net of all reductions	.75% A	.87%	.89%	.88%	.95% A
Net investment income (loss)	1.04% A	.81%	.79%	.88%	1.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,422,451	$ 7,338,658	$ 8,937,188	$ 7,142,899	$ 3,056,733
Portfolio turnover rate F	102% A	135%	117%	144%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 17, 2008 (commencement of operations) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 12.98	$ 11.32	$ 9.84
Income from Investment Operations
Net investment income (loss) D	.08	.12	.12	.04
Net realized and unrealized gain (loss)	.58	(.14)	2.63	1.89
Total from investment operations	.66	(.02)	2.75	1.93
Distributions from net investment income	-	(.13)	(.11)	(.10)
Distributions from net realized gain	-	(1.01)	(.98)	(.35)
Total distributions	-	(1.14)	(1.09)	(.45)
Net asset value, end of period	$ 12.48	$ 11.82	$ 12.98	$ 11.32
Total Return B, C	5.58%	.10%	25.12%	19.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.55% A	.68%	.69%	.63% A
Expenses net of fee waivers, if any	.55% A	.68%	.69%	.63% A
Expenses net of all reductions	.55% A	.67%	.67%	.61% A
Net investment income (loss)	1.24% A	1.01%	1.01%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,542,281	$ 4,269,110	$ 2,364,419	$ 400,571
Portfolio turnover rate F	102% A	135%	117%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to January 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Series Large Cap Value Fund and Fidelity® Series All-Sector Equity Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series Large Cap Value Fund offers Series Large Cap Value shares and Class F shares. Fidelity Series All-Sector Equity Fund offers Series All-Sector Equity shares and Class F shares. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

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3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012 is included at the end of each Fund's Schedule of Investments.

Foreign Currency Translation. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Series Large Cap Value Fund	$ 10,243,556,376	$ 1,506,158,278	$ (460,953,129)	$ 1,045,205,149
Fidelity Series All-Sector Equity Fund	10,821,380,250	2,450,284,870	(250,246,310)	2,200,038,560

Certain of the Funds intend to elect to defer to the fiscal year ending January 31, 2013 capital losses recognized during the period November 1, 2011 to January 31, 2012. Loss deferrals were as follows:

Capital losses
Fidelity Series All-Sector Equity Fund	$(134,328,203)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

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4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objectives allow the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series Large Cap Value Fund
Equity Risk
Futures Contracts	$ (7,520,807)	$ 10,164,728
Fidelity Series All-Sector Equity Fund
Equity Risk
Futures Contracts	$ (2,663,417)	$ 12,714

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Value Fund	6,468,767,354	6,302,219,629
Fidelity Series All-Sector Equity Fund	6,780,527,362	6,072,681,610

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7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Series Large Cap Value Fund and Fidelity Series All-Sector Equity Fund is subject to a performance adjustment (up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each applicable Fund's relative investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Series Large Cap Value Fund	.30%	.26%	.39%
Fidelity Series All-Sector Equity Fund	.30%	.26%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Series Large Cap Value	$ 6,613,042.20
Fidelity Series All-Sector Equity	7,325,003.20

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Large Cap Value Fund	$ 202,946
Fidelity Series All-Sector Equity Fund	217,482

8. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series Large Cap Value Fund	$ 15,404
Fidelity Series All-Sector Equity Fund	17,014

During the period, there were no borrowings on this line of credit.

9. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each

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9. Security Lending - continued

applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Series Large Cap Value Fund	$ 400,214	$ 33,047	$ 46,434,840
Fidelity Series All-Sector Equity Fund	667,499	2,840	-

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Series Large Cap Value Fund	$ 524,594	$ 15
Fidelity Series All-Sector Equity Fund	351,316	13

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Fidelity Series Large Cap Value Fund	Six months ended July 31, 2012	Year ended January 31, 2012
From net investment income
Series Large Cap Value	$ -	$ 108,393,071
Class F	-	60,241,309
Total	$ -	$ 168,634,380
From net realized gain
Series Large Cap Value	$ -	$ 592,235,098
Class F	-	236,272,795
Total	$ -	$ 828,507,893
Fidelity Series All-Sector Equity Fund
From net investment income
Series All-Sector Equity	$ -	$ 62,319,226
Class F	-	38,272,160
Total	$ -	$ 100,591,386

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Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders - continued

Fidelity Series All-Sector Equity Fund	Six months ended July 31, 2012	Year ended January 31, 2012
From net realized gain
Series All-Sector Equity	$ -	$ 634,348,109
Class F	-	268,887,206
Total	$ -	$ 903,235,315

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Fidelity Series Large Cap Value Fund
Series Large Cap Value
Shares sold	31,841,970	74,784,511	$ 343,168,528	$ 833,802,569
Reinvestment of distributions	-	65,566,961	-	700,628,169
Shares redeemed	(75,755,699)	(198,370,255)	(827,311,050)	(2,184,624,803)
Net increase (decrease)	(43,913,729)	(58,018,783)	$ (484,142,522)	$ (650,194,065)
Class F
Shares sold	83,095,560	184,985,420	$ 899,914,993	$ 2,017,097,287
Reinvestment of distributions	-	28,372,486	-	296,514,104
Shares redeemed	(16,361,365)	(29,458,031)	(179,560,776)	(330,166,209)
Net increase (decrease)	66,734,195	183,899,875	$ 720,354,217	$ 1,983,445,182
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity
Shares sold	56,500,330	73,617,124	$ 690,713,340	$ 905,741,088
Reinvestment of distributions	-	59,278,225	-	696,667,335
Shares redeemed	(82,370,788)	(200,470,026)	(1,026,592,314)	(2,441,040,063)
Net increase (decrease)	(25,870,458)	(67,574,677)	$ (335,878,974)	$ (838,631,640)
Class F
Shares sold	106,091,463	182,988,272	$ 1,302,685,359	$ 2,210,442,127
Reinvestment of distributions	-	26,555,861	-	307,159,366
Shares redeemed	(23,412,514)	(30,434,525)	(294,647,877)	(376,723,808)
Net increase (decrease)	82,678,949	179,109,608	$ 1,008,037,482	$ 2,140,877,685

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13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series All-Sector Equity Fund
Fidelity Series Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because each fund had been in existence less than five calendar years, for each fund the following charts considered by the Board show, for the one- and three-year periods ended December 31, 2011, as available, the cumulative total returns of Class F and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series All-Sector Equity Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the third quartile for the one-year period and the first quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board noted that there was a portfolio management change for the fund in November 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Fidelity Series Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that each fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and each fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked and the impact of a fund's performance adjustment, is also included in the charts and considered by the Board.

Semiannual Report

Fidelity Series All-Sector Equity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the period shown in the performance chart above.

Fidelity Series Large Cap Value Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the period shown in the performance chart above.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of each fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although each fund is offered only to other funds advised by FMR or an affiliate, it continues to incur investment management expenses. The Board further noted that each fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY
Fidelity Series Large Cap Value Fund

The Northern Trust Company

Chicago, IL
Fidelity Series All-Sector Equity Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

DLF-SANN-0912
1.873098.103

Fidelity®

Telecom and Utilities

Fund

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Actual	.83%	$ 1,000.00	$ 1,154.60	$ 4.45
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.74	$ 4.17

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	10.5	0.0
Verizon Communications, Inc.	9.9	13.5
Duke Energy Corp.	8.0	5.7
FirstEnergy Corp.	7.6	4.9
Edison International	6.4	6.7
NextEra Energy, Inc.	6.4	9.2
Sempra Energy	4.7	3.8
CenturyLink, Inc.	4.5	7.0
American Electric Power Co., Inc.	4.0	3.3
PG&E Corp.	3.9	0.9
	65.9
Top Five Industries as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Electric Utilities	35.7	35.8
Diversified Telecommunication Services	27.7	22.0
Multi-Utilities	12.8	13.3
Independent Power Producers & Energy Traders	7.2	13.0
Real Estate Investment Trusts	3.8	2.1
Asset Allocation (% of fund's net assets)
As of July 31, 2012 *		As of January 31, 2012 **
	Stocks 99.0%		Stocks 99.8%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	0.5%	** Foreign investments	0.6%

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 2.9%
Media - 2.9%
Comcast Corp. Class A	627,600	$ 20,428
Time Warner Cable, Inc.	108,000	9,172
		29,600
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy, Inc. (a)	382,800	5,218
FINANCIALS - 3.8%
Real Estate Investment Trusts - 3.8%
American Tower Corp.	536,800	38,816
TELECOMMUNICATION SERVICES - 31.1%
Diversified Telecommunication Services - 27.7%
AT&T, Inc.	2,850,400	108,085
CenturyLink, Inc.	1,112,942	46,232
China Unicom Ltd. sponsored ADR	370,700	5,416
tw telecom, inc. (a)	933,630	23,462
Verizon Communications, Inc.	2,240,800	101,150
		284,345
Wireless Telecommunication Services - 3.4%
MetroPCS Communications, Inc. (a)	325,200	2,849
Sprint Nextel Corp. (a)	7,297,800	31,818
		34,667
TOTAL TELECOMMUNICATION SERVICES		319,012
UTILITIES - 60.7%
Electric Utilities - 35.7%
American Electric Power Co., Inc.	969,300	40,943
Duke Energy Corp.	1,206,080	81,748
Edison International	1,421,528	65,646
Exelon Corp.	173,899	6,803
FirstEnergy Corp.	1,546,400	77,660
Great Plains Energy, Inc.	140,210	3,110
ITC Holdings Corp.	71,500	5,305
NextEra Energy, Inc.	922,500	65,405
NV Energy, Inc.	470,185	8,600
OGE Energy Corp.	161,639	8,585
UIL Holdings Corp.	55,984	2,074
		365,879
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 3.5%
National Fuel Gas Co.	233,485	$ 11,427
ONEOK, Inc.	538,434	23,966
		35,393
Independent Power Producers & Energy Traders - 7.2%
Calpine Corp. (a)	1,601,020	27,361
GenOn Energy, Inc. (a)	1,106,100	2,633
NRG Energy, Inc.	471,700	9,349
The AES Corp. (a)	2,884,900	34,792
		74,135
Multi-Utilities - 12.8%
CenterPoint Energy, Inc.	1,215,800	25,605
NiSource, Inc.	683,600	17,493
PG&E Corp.	868,008	40,067
Sempra Energy	673,719	47,437
		130,602
Water Utilities - 1.5%
American Water Works Co., Inc.	433,000	15,696
TOTAL UTILITIES		621,705
TOTAL COMMON STOCKS (Cost $876,082)		1,014,351
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.17% (b) (Cost $8,061)	8,060,572	8,061
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $884,143)		1,022,412
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,632
NET ASSETS - 100%		$ 1,024,044
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 25
Fidelity Securities Lending Cash Central Fund	62
Total	$ 87
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $876,082)	$ 1,014,351
Fidelity Central Funds (cost $8,061)	8,061
Total Investments (cost $884,143)		$ 1,022,412
Receivable for fund shares sold		566
Dividends receivable		2,029
Distributions receivable from Fidelity Central Funds		3
Other receivables		110
Total assets		1,025,120

Liabilities
Payable for fund shares redeemed	$ 359
Accrued management fee	469
Transfer agent fee payable	166
Other affiliated payables	29
Other payables and accrued expenses	53
Total liabilities		1,076

Net Assets		$ 1,024,044
Net Assets consist of:
Paid in capital		$ 1,152,402
Undistributed net investment income		2,500
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(269,127)
Net unrealized appreciation (depreciation) on investments		138,269
Net Assets, for 53,719 shares outstanding		$ 1,024,044
Net Asset Value, offering price and redemption price per share ($1,024,044 ÷ 53,719 shares)		$ 19.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended July 31, 2012 (Unaudited)

Investment Income
Dividends		$ 14,728
Income from Fidelity Central Funds		87
Total income		14,815

Expenses
Management fee Basic fee	$ 2,079
Performance adjustment	530
Transfer agent fees	936
Accounting and security lending fees	154
Custodian fees and expenses	8
Independent trustees' compensation	3
Registration fees	20
Audit	27
Legal	3
Miscellaneous	6
Total expenses before reductions	3,766
Expense reductions	(56)	3,710
Net investment income (loss)		11,105
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,602
Foreign currency transactions	1
Total net realized gain (loss)		30,603
Change in net unrealized appreciation (depreciation) on investment securities		91,947
Net gain (loss)		122,550
Net increase (decrease) in net assets resulting from operations		$ 133,655

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,105	$ 27,207
Net realized gain (loss)	30,603	58,320
Change in net unrealized appreciation (depreciation)	91,947	(33,304)
Net increase (decrease) in net assets resulting from operations	133,655	52,223
Distributions to shareholders from net investment income	(9,110)	(26,128)
Share transactions Proceeds from sales of shares	130,694	209,153
Reinvestment of distributions	8,357	23,972
Cost of shares redeemed	(78,298)	(298,611)
Net increase (decrease) in net assets resulting from share transactions	60,753	(65,486)
Total increase (decrease) in net assets	185,298	(39,391)

Net Assets
Beginning of period	838,746	878,137
End of period (including undistributed net investment income of $2,500 and undistributed net investment income of $505, respectively)	$ 1,024,044	$ 838,746
Other Information Shares
Sold	7,413	12,409
Issued in reinvestment of distributions	466	1,430
Redeemed	(4,473)	(17,968)
Net increase (decrease)	3,406	(4,129)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.67	$ 16.13	$ 13.33	$ 12.43	$ 19.00	$ 19.29
Income from Investment Operations
Net investment income (loss) D	.22	.50	.46	.39	.44	.32
Net realized and unrealized gain (loss)	2.35	.52	2.80	.95	(6.58)	(.24)
Total from investment operations	2.57	1.02	3.26	1.34	(6.14)	.08
Distributions from net investment income	(.18)	(.48)	(.46)	(.44)	(.43)	(.37)
Net asset value, end of period	$ 19.06	$ 16.67	$ 16.13	$ 13.33	$ 12.43	$ 19.00
Total Return B, C	15.46%	6.35%	24.79%	11.05%	(32.68)%	.24%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.75%	.66%	.58%	.77%	.82%
Expenses net of fee waivers, if any	.83% A	.75%	.66%	.58%	.77%	.82%
Expenses net of all reductions	.82% A	.71%	.60%	.56%	.77%	.82%
Net investment income (loss)	2.44% A	3.00%	3.10%	3.06%	2.72%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$ 1,024	$ 839	$ 878	$ 705	$ 743	$ 1,233
Portfolio turnover rate F	106% A	160%	228%	224%	110%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Telecom and Utilities Fund (the Fund) is a non-diversified fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair

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3. Significant Accounting Policies - continued

Security Valuation - continued

value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 140,405
Gross unrealized depreciation	(5,075)
Net unrealized appreciation (depreciation) on securities and other investments	$ 135,330

Tax cost	$ 887,082

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (77,238)
2018	(209,830)
Total capital loss carryforward	$ (287,068)

The Fund intends to elect to defer to its fiscal year ending January 31, 2013 approximately $9,931 of capital losses recognized during the period November 1, 2011 to January 31, 2012.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $526,149 and $471,422, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,637.38%		$ -*

* Amount represents sixty-nine dollars.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $62, including $8 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $5,472. The weighted average interest rate was .61%. The interest expense amounted to ninety three dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

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10. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Telecom and Utilities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a broad-based securities market index. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group focus on different industries or sectors than the fund. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

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Fidelity Telecom and Utilities Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will closely monitor the performance of the fund in the coming year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 2% means that 98% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Telecom and Utilities Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

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Board Approval of Investment Advisory Contracts and
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Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

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PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

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Board Approval of Investment Advisory Contracts and
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The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UIF-USAN-0912
1.789296.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2012